UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2015

Date of reporting period:    June 30, 2015

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Low Duration Income Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona — 1.18%

Arizona HFA, 3.00% due 12/1/2016 (Scottsdale Lincoln Hospitals)	NR/A2	$480,000	$495,216

Arkansas — 0.76%

Board of Trustees of the University of Arkansas, 4.00% due 11/1/2018 (Fayetteville Campus)	NR/Aa2	295,000	322,429

California — 12.50%

Bay Area Toll Authority, 1.00% due 4/1/2047 put 5/1/2017 (San Francisco Bay Area Toll Bridge)	AA/Aa3	250,000	250,698

California HFFA, 4.00% due 7/1/2016 (Children’s Hospital Los Angeles; Insured: AGM)	AA/A2	200,000	205,688

California Statewide Communities Development Authority, 5.25% due 7/1/2017 (St. Joseph Health System; Insured: AGM)	AA/A1	100,000	108,302

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	1,000,000	1,001,650

County of Los Angeles Redevelopment Refunding Authority, 3.00% due 6/1/2016 (Bunker Hill Project)	A+/NR	305,000	312,216

County of Los Angeles Redevelopment Refunding Authority, 3.00% due 12/15/2016 (Covina Revitalization-Redevelopment Project)	A-/NR	575,000	593,268

Jurupa Public Financing Authority, 4.00% due 9/1/2017	BBB+/NR	100,000	105,592

Murrieta Valley USD GO, 2.00% due 9/1/2016 (Riverside County Educational Facilities; Insured: BAM)	AA/NR	200,000	203,726

Riverside County Public Financing Authority, 4.00% due 9/1/2017 (Hemet Project)	A+/NR	485,000	515,157

Sacramento City Schools Joint Powers Financing Authority, 3.00% due 3/1/2016 (Rosemont and Luther Burbank High Schools)	A/NR	665,000	674,789

San Diego Redevelopment Agency, 5.00% due 9/1/2016 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	50,000	51,798

Successor Agency to the Redevelopment Agency of Carson, 4.00% due 10/1/2016 (Carson Merged and Amended Project Area)	AA-/NR	425,000	442,973

Successor Agency to the Redevelopment Agency of the City of Chino, 5.00% due 9/1/2017 (Merged Chino Areas 2001 and 2003 and Central City Redevelopment Projects; Insured: BAM)	AA/NR	300,000	326,085

Successor Agency to the Redevelopment Agency of the Richmond Community, 4.00% due 9/1/2017 (Harbour and Merged Area Redevelopment Projects; Insured: BAM)	AA/NR	300,000	318,210

Town of Hillsborough COP, 0.07% due 6/1/2035 put 7/1/2015 (Water and Sewer Systems) (daily demand notes)	AAA/NR	155,000	155,000

Colorado — 3.11%

City & County of Denver GO, 3.00% due 8/1/2015 (Civic Facilities and Denver Zoological Gardens Improvements)	AAA/Aaa	200,000	200,492

City of Aurora COP, 3.00% due 12/1/2016 (Aurora Municipal Center)	AA-/Aa2	530,000	546,419

Colorado HFA, 4.00% due 2/1/2016 (Catholic Health Initiatives)	A/A2	235,000	239,942

Regional Transportation District COP, 5.00% due 6/1/2017 (FasTracks Transportation System)	A/Aa3	300,000	323,961

District of Columbia — 0.49%

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/A1	200,000	206,962

Florida — 4.39%

County of Osceola, 5.00% due 10/1/2017 (Transportation Capital Improvements; Insured: AMBAC)	A+/A1	150,000	162,960

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	200,000	223,242

Orange County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa2	1,000,000	1,119,240

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Volusia County Educational Facilities Authority, 2.00% due 10/15/2016 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	106,699

Volusia County Educational Facilities Authority, 3.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	109,521

Volusia County Educational Facilities Authority, 3.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	120,000	126,117

Georgia — 0.50%

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	200,000	211,406

Illinois — 7.46%

Chicago Park District GO, 5.00% due 1/1/2017 (Capital Improvement Plan; Insured: Natl-Re)	AA+/A3	150,000	152,666

City of Rockford GO, 3.00% due 12/15/2016 (New Fire Station Construction; Insured: AGM)	AA/A1	250,000	258,607

Illinois Development Finance Authority, 0.17% due 2/1/2021 put 7/1/2015 (Teachers Academy for Mathematics and Science; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa2	100,000	100,000

Illinois Educational Facilities Authority, 4.75% due 11/1/2036 put 11/1/2016 (Field Museum of Natural History)	A/A2	100,000	104,457

Illinois Finance Authority, 5.00% due 11/15/2017 (Rush University Medical Center)	A+/A1	1,000,000	1,086,800

Illinois Finance Authority, 5.00% due 8/15/2018 (Silver Cross Hospital and Medical Centers)	NR/Baa1	500,000	545,375

Illinois Finance Authority, 5.00% due 11/15/2018 (Rush University Medical Center)	A+/A1	500,000	555,325

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	200,000	206,840

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	125,000	135,130

Indiana — 5.72%

City of Evansville, 5.00% due 1/1/2018 (Waterworks District; Insured: BAM)	AA/NR	810,000	886,294

Hammond Multi-School Building Corp., 4.00% due 7/15/2017 (Educational Facilities) (State Aid Withholding)	AA+/NR	300,000	318,318

Indiana State University, 2.00% due 10/1/2015 (Higher Education Facilities)	NR/A1	1,000,000	1,004,300

University of Southern Indiana, 0.17% due 10/1/2019 put 7/1/2015 (Wellness, Fitness, Recreational Facility; LOC: JP Morgan Chase Bank, N.A.) (daily demand notes)	A+/Aa2	200,000	200,000

Kansas — 6.93%

Kansas DFA, 5.00% due 12/1/2016 (Department of Commerce Impact Program)	AA-/A3	400,000	423,152

Kansas DFA, 5.00% due 12/1/2018 (Department of Commerce Impact Program)	AA-/A3	1,250,000	1,385,625

Topeka Public Building Commission, 5.00% due 6/1/2018 (10th and Jackson Projects; Insured: Natl-Re)	AA-/A3	1,000,000	1,110,410

Louisiana — 2.65%

City of New Orleans, 5.00% due 12/1/2017 (Water System Facilities Capital Improvement Program)	BBB+/NR	100,000	108,553

City of New Orleans GO, 2.00% due 12/1/2015 (Drainage System)	A+/NR	1,000,000	1,007,430

Massachusetts — 0.70%

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	275,000	293,541

Michigan — 7.99%

Berkley School District GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,071,180

Charles Stewart Mott Community College GO, 5.00% due 5/1/2018	A+/NR	750,000	825,772

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan Finance Authority, 5.00% due 5/1/2018 (School District of the City of Detroit; Insured: Q-SBLF)	AA-/NR	250,000	274,667

Michigan State Hospital Finance Authority, 5.00% due 11/15/2015 (Ascension Health)	AA+/Aa2	500,000	508,955

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	200,000	212,016

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 pre-refunded 12/1/2015 (Trinity Health)	NR/NR	180,000	184,118

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 (Trinity Health)	AA-/Aa3	20,000	20,463

Northville Public Schools GO, 5.00% due 5/1/2017 (Counties of Wayne, Oakland, Washtenaw Educational Facilities; Insured: Q-SBLF)	NR/Aa2	250,000	268,273

Nevada — 1.39%

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	200,000	206,290

City of Reno GO, 5.00% due 6/1/2017 (Fire Protection Projects)	A-/A1	200,000	215,974

Washoe County School District GO, 5.25% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/Aa3	150,000	162,659

New Jersey — 2.48%

Essex County Improvement Authority GO, 4.00% due 10/1/2017 (County Correctional Facility)	NR/Aa2	545,000	579,368

New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvements; Insured: AGM)	AA/A2	300,000	302,403

New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM)	AA/A2	150,000	163,507

New York — 7.18%

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	200,000	215,374

Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	211,718

New York City Municipal Water Finance Authority, 0.05% due 6/15/2035 put 7/1/2015 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	800,000	800,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2048 put 7/1/2015 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa2	800,000	800,000

New York State Dormitory Authority, 5.00% due 7/1/2015 (NYSARC-Services for Developmentally Disabled)	NR/Aa2	1,000,000	1,000,130

North Dakota — 2.77%

City of Williston GO, 5.00% due 5/1/2017 (Water, Sewer and Street Improvements)	A/NR	200,000	214,366

North Dakota Building Authority, 4.25% due 12/1/2015 (Various State Agency Capital Projects; Insured: Natl-Re)	AA+/Aa2	200,000	203,480

North Dakota Housing Finance Agency, 0.85% due 1/1/2017 (Housing Mtg Finance Program)	NR/Aa1	750,000	749,775

Ohio — 1.61%

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	200,000	206,030

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	200,000	207,390

University of Toledo, 3.50% due 6/1/2016 (Higher Education Facilities)	A/A1	260,000	266,893

Oklahoma — 0.71%

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	270,000	301,069

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pennsylvania — 8.93%

Allegheny County Higher Education Building Authority, 5.50% due 3/1/2016 (Duquesne University Project; Insured: AMBAC)	NR/NR	60,000	61,591

City of Philadelphia Gas Works, 5.00% due 10/1/2017 (Insured: AMBAC)	A-/Baa2	200,000	215,812

City of Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)	AA/A2	350,000	386,488

Cumberland County Municipal Authority, 3.00% due 1/1/2016 (Diakon Lutheran Social Ministries Project)	NR/NR	400,000	404,064

Cumberland County Municipal Authority, 3.00% due 1/1/2017 (Diakon Lutheran Social Ministries Project)	NR/NR	500,000	511,555

East Allegheny School District GO, 2.00% due 4/1/2017 (Insured: BAM) (State Aid Withholding)	AA/Ba1	300,000	304,701

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,500,000	1,670,160

Wilson School District GO, 3.00% due 6/1/2017 (State Aid Withholding)	AA/NR	200,000	207,888

South Carolina — 1.55%

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	300,000	324,102

Piedmont Municipal Power Agency, 5.00% due 1/1/2018 (Catawba Project)	AA/A3	300,000	328,962

Texas — 8.58%

Brazos River Authority, 4.90% due 10/1/2015 (Houston Industries, Inc. Project; Insured: Natl-Re)	AA-/A3	200,000	202,136

City of Houston, 4.00% due 9/1/2017 (Convention & Entertainment Facilities Department )	A-/A2	200,000	212,646

City of Houston, 4.00% due 9/1/2018 (Convention & Entertainment Facilities Department)	A-/A2	600,000	648,438

City of Houston Higher Education Finance Corp., 5.00% due 8/15/2018 (Charter School Aid; Insured: PSF-GTD)	AAA/NR	970,000	1,077,350

Coastal Water Authority, 4.00% due 12/15/2017 (City of Houston Projects)	AA/NR	905,000	973,146

State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	500,000	501,170

Virginia — 0.48%

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	200,000	201,944

Washington — 3.71%

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2018 (Evergreen Health)	NR/Aa3	835,000	936,995

Ocean Beach School District No. 101 GO, 4.00% due 12/1/2017 (Educational Facilities)	NR/A2	300,000	320,424

City of Seattle, 5.00% due 2/1/2016 (Municipal Light & Power Improvements)	AA/Aa2	200,000	205,552

Washington Economic DFA, 0.08% due 8/1/2025 put 7/1/2015 (Seadrunar Project; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/NR	100,000	100,000

West Virginia — 0.47%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company Project)	BBB/Baa1	200,000	199,430

Wisconsin — 0.48%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A3	200,000	200,324

TOTAL INVESTMENTS — 94.72% (Cost $39,985,770)			$39,909,329

OTHER ASSETS LESS LIABILITIES — 5.28%			2,223,828

NET ASSETS — 100.00%			$42,133,157

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2015 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

ETM	Escrowed to Maturity

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$39,985,770

Gross unrealized appreciation on a tax basis	$34,186
Gross unrealized depreciation on a tax basis	(110,627)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(76,441)

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	June 30, 2015 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$39,909,329	$-	$39,909,329	$-

Total Investments in Securities	$39,909,329	$-	$39,909,329	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015.

6

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.12%

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Education System Capital Improvements)	AA/Aa1	$5,000,000	$5,197,100

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	4,840,000	5,537,057

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	880,895

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,920,262

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,284,630

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,647,698

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	880,876

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,132,369

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,211,345

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,364,169

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,080,080

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,070,880

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,309,667

City of Birmingham GO, 4.00% due 8/1/2015 (Government Services)	AA/Aa2	3,005,000	3,014,887

City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)	AA/Aa2	3,775,000	3,877,340

City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)	AA/Aa2	3,645,000	3,779,318

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,181,422

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	2,933,024

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,199,080

City of Mobile GO, 4.50% due 8/15/2016 (Senior Center)	NR/NR	565,000	572,305

City of Mobile GO, 5.00% due 2/15/2019 (Capital Improvements)	A+/Aa2	2,000,000	2,196,420

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	6,000,000	6,054,900

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,415,005

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	904,632

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016	AAA/Aa1	2,080,000	2,189,803

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,745,575

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017	A+/A1	2,500,000	2,719,850

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	A+/A1	1,700,000	1,885,113

Alaska — 0.55%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA+/Aa2	2,000,000	2,195,300

Alaska Industrial Development & Export Authority, 5.00% due 4/1/2023 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,152,150

Alaska Industrial Development & Export Authority, 5.00% due 4/1/2024 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,139,610

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2016 (DeLong Mountain Transportation Project)	AA+/Aa3	1,100,000	1,138,159

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017 (DeLong Mountain Transportation Project)	AA+/Aa3	3,000,000	3,217,770

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018 (DeLong Mountain Transportation Project)	AA+/Aa3	2,455,000	2,710,369

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	12,000,000	13,712,400

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	3,700,000	4,227,990

North Slope Borough GO, 5.00% due 6/30/2017 (Insured: Natl-Re)	AA-/Aa2	8,800,000	9,548,528

State of Alaska, 5.00% due 10/1/2017 (Alaska International Airports System; Insured: Natl-Re)	AA-/A1	1,115,000	1,179,547

Arizona — 2.77%

Arizona Board of Regents, 5.00% due 8/1/2020 (University of Arizona SPEED)	A+/Aa3	575,000	668,949

Arizona Board of Regents, 5.00% due 8/1/2023 (University of Arizona SPEED)	A+/Aa3	800,000	955,288

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	550,000	661,463

Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,378,162

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,050,040

Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	4,024,911

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,657,537

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,230,976

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,142,010

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,639,192

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,647,482

Arizona Board of Regents COP, 5.00% due 6/1/2022 (University of Arizona)	A+/Aa3	6,080,000	7,116,822

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,868,325

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	5,077,822

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,769,320

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,482,453

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,846,640

Arizona HFA, 5.00% due 7/1/2018 (Dignity Health)	A/A3	1,470,000	1,626,908

Arizona HFA, 5.00% due 7/1/2019 (Dignity Health)	A/A3	1,365,000	1,534,656

Arizona HFA, 5.00% due 7/1/2020 (Dignity Health)	A/A3	1,290,000	1,447,690

Arizona HFA, 5.00% due 12/1/2022 (Scottsdale Lincoln Hospitals)	NR/A2	1,600,000	1,858,624

Arizona HFA, 5.00% due 12/1/2024 (Scottsdale Lincoln Hospitals)	NR/A2	1,500,000	1,756,170

Arizona School Facilities Board, 5.00% due 7/1/2016 (State School Land Trust; Insured: AMBAC)	NR/NR	5,775,000	6,019,167

Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,040,000	4,454,908

Arizona School Facilities Board COP, 5.25% due 9/1/2023 (School Site and Building Projects)	AA-/Aa3	1,315,000	1,472,142

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	4,023,829

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,814,000

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,839,950

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2022	AA+/Aa3	1,250,000	1,476,037

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2023	AA+/Aa3	1,830,000	2,180,482

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2024	AA+/Aa3	2,000,000	2,404,440

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2025	AA+/Aa3	3,500,000	4,228,910

City of Tucson, 5.00% due 7/1/2022 (Street and Highway Projects)	AA+/A1	2,135,000	2,486,421

City of Tucson COP, 5.00% due 7/1/2018 pre-refunded 7/1/2016 (Northwest Police Patrol Substation and Train Depot; Insured: Natl-Re)	AA-/A1	1,485,000	1,553,295

City of Tucson GO, 3.625% due 7/1/2015 (Various Public Facility Capital Improvements; Insured: Natl-Re)	AA-/Aa3	1,750,000	1,750,175

City of Yuma Municipal Property Corp., 5.00% due 7/1/2016 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,000,000	2,086,400

City of Yuma Municipal Property Corp., 5.00% due 7/1/2018 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,130,000	2,275,245

County of Pinal, 5.00% due 8/1/2025 (Hunt Highway (Phases III-V))	AA-/NR	3,000,000	3,550,860

Deer Valley USD No. 97 of Maricopa County, 4.00% due 7/1/2015 (2004 School Improvement Project; Insured: AGM)	NR/Aa2	1,325,000	1,325,146

City of Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)	A-/NR	1,575,000	1,632,141

City of Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A-/NR	1,440,000	1,537,142

County of Maricopa IDA, 4.125% due 7/1/2015 (Dignity Health)	A/A3	1,600,000	1,600,176

Maricopa County Public Finance Corp., 5.00% due 7/1/2024 (Insured: AMBAC)	AA+/Aa1	1,000,000	1,043,760

Navajo County Pollution Control Corp., 5.75% due 6/1/2034 put 6/1/2016 (Arizona Public Service Co.)	A-/A2	9,700,000	10,134,463

Phoenix Union High School District No. 210 of Maricopa County GO, 4.00% due 7/1/2015 (2003 School Improvement Project; Insured: Natl-Re)	AA/Aa2	1,500,000	1,500,165

Pima County, 5.00% due 7/1/2015 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,400,000	1,400,182

Pima County, 5.00% due 7/1/2016 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,093,640

Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,040,000	5,419,210

Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,750,000	2,984,190

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	529,355

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,588,600

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,235,440

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	700,000	782,404

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	582,475

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,200,000	1,275,288

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	400,000	470,292

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,325,000	1,394,788

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	590,945

Pima County COP, 5.00% due 12/1/2015 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,250,000	1,275,012

Pima County COP, 5.00% due 12/1/2016 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	600,000	636,102

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,525,795

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	500,000	570,790

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	881,303

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,410,979

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,476,654

Pinal County, 5.00% due 8/1/2019 (Detention and Training Facilities)	AA-/NR	1,115,000	1,267,421

Pinal County, 5.00% due 8/1/2021 (Detention and Training Facilities)	AA-/NR	1,775,000	2,065,709

Pinal County, 5.00% due 8/1/2023 (Detention and Training Facilities)	AA-/NR	1,100,000	1,294,535

Pinal County, 5.00% due 8/1/2024 (Detention and Training Facilities)	AA-/NR	700,000	828,786

Pinal County, 5.00% due 8/1/2025 (Detention and Training Facilities)	AA-/NR	1,500,000	1,777,695

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	NR/A2	6,885,000	7,645,311

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	9,281,744

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	10,009,618

Town of Gilbert Public Facilities Municipal Property Corp., 3.00% due 7/1/2015	AA+/Aa1	1,080,000	1,080,086

Arkansas — 0.45%

Arkansas Development Finance Authority, 2.00% due 12/1/2016 (State Dept. of Environmental Quality Project)	AA-/NR	460,000	468,229

Board of Trustees of the University of Arkansas, 2.00% due 9/15/2015 (Fayetteville Campus Athletic Facilities)	NR/Aa2	455,000	456,765

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2015 (Fayetteville Campus Athletic Facilities)	NR/Aa2	375,000	377,340

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2016 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	612,042

Board of Trustees of the University of Arkansas, 5.00% due 9/15/2019 pre-refunded 9/15/2016 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	632,670

Board of Trustees of the University of Arkansas, 3.00% due 11/1/2023 (Fayetteville Campus Athletic Facilities)	NR/Aa2	615,000	640,264

City of Fort Smith, 3.50% due 10/1/2016 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,370,000	1,420,197

City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,930,000	2,039,836

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,088,370

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,844,966

Independence County, 4.90% due 7/1/2022 (Entergy Mississippi, Inc.; Insured: AMBAC)	NR/A3	6,400,000	6,521,536

Jefferson County, 4.00% due 6/1/2016 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,395,000	1,432,400

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,375,000	1,435,871

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A-/A3	10,000,000	10,109,700

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,598,036

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,712,215

California — 7.06%

Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,335,876

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,182,620

Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,000,000	2,379,980

Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa3	3,200,000	3,833,440

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,250,000	2,650,700

Brentwood Infrastructure, 2.00% due 11/1/2015 (Insured: AGM)	AA/NR	520,000	522,460

Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)	AA/NR	325,000	337,766

Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)	AA/NR	965,000	1,041,360

Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)	AA/NR	1,020,000	1,134,801

Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)	AA/NR	725,000	823,977

Cabrillo USD GO, 0% due 8/1/2015 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	999,540

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	827,860

California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,565,178

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,623,633

California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	2,575,000	2,771,138

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	2,865,000	3,282,660

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	1,975,000	2,339,348

California HFFA, 5.00% due 3/1/2020 (Dignity Health)	A/A3	4,400,000	5,055,512

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	1,695,000	2,040,000

California HFFA, 5.00% due 3/1/2021 (Dignity Health)	A/A3	3,450,000	4,009,211

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	7,020,000	8,254,256

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,841,400

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	330,000	331,393

California State Department of Water Resources, 5.00% due 5/1/2016 (Power Supply Program)	AA/Aa2	5,000,000	5,198,500

California State Economic Recovery GO, 5.00% due 7/1/2020 pre-refunded 7/1/2019	AA+/Aaa	4,200,000	4,825,464

California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments Multi-Family Housing; Collateralized: GNMA)	NR/Aa1	1,725,000	1,734,177

California State Public Works Board, 5.00% due 9/1/2016 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,157,170

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,273,540

California State Public Works Board, 5.00% due 11/1/2017 (California State University)	A/Aa3	3,000,000	3,285,570

California State Public Works Board, 5.00% due 11/1/2018 (California State University)	A/Aa3	2,700,000	3,042,630

California State Public Works Board, 5.00% due 4/1/2020 (California School for the Deaf Riverside Campus)	A/A1	1,585,000	1,834,780

California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A/A1	1,675,000	1,946,317

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A/A1	5,685,000	6,605,856

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A/A1	1,000,000	1,170,480

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A/A1	1,500,000	1,758,825

California State Public Works Board, 5.00% due 4/1/2021 (California School for the Deaf Riverside Campus)	A/A1	890,000	1,045,243

California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A/A1	1,250,000	1,472,238

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A/A1	5,000,000	5,888,950

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A/A1	1,000,000	1,184,190

California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A/A1	750,000	889,290

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A/A1	1,750,000	2,075,010

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A/A1	500,000	591,970

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A/A1	11,555,000	13,708,736

California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A/A1	10,075,000	12,009,904

California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A/A1	1,900,000	2,275,041

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A/A1	2,050,000	2,422,649

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	27,000,000	30,743,010

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,555,000	1,619,797

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA/NR	10,125,000	7,999,762

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	3,735,000	3,377,710

Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/Aa3	600,000	649,716

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/Aa3	1,750,000	1,995,875

Chula Vista COP, 5.25% due 3/1/2018	AA-/NR	1,170,000	1,297,284

Chula Vista COP, 5.25% due 3/1/2019	AA-/NR	1,235,000	1,406,554

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,479,812

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	5,000,000	5,424,650

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,343,530

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,423,750

County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA/A1	1,075,000	1,054,865

County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/A1	1,200,000	1,168,488

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	A+/NR	1,730,000	2,001,195

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2020 (Bunker Hill Project)	A+/NR	3,805,000	4,436,820

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	A+/NR	360,000	420,390

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2021 (Bunker Hill Project)	A+/NR	5,805,000	6,827,144

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	A+/NR	1,645,000	1,928,960

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2022 (Bunker Hill Project)	A+/NR	5,000,000	5,894,100

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	A+/NR	450,000	531,230

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2023 (Bunker Hill Project)	A+/NR	6,875,000	8,154,781

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	A+/NR	4,775,000	5,659,712

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2024 (Bunker Hill Project)	A+/NR	5,150,000	6,132,363

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	AA-/A3	2,655,000	2,293,893

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018	A+/A1	2,295,000	2,557,961

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	4,000,000	4,478,680

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/A1	17,935,000	20,585,076

Los Angeles USD COP, 5.00% due 10/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,445,000	2,671,749

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	4,600,000	5,277,028

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities and Information Technology Infrastructure)	A+/A1	7,040,000	8,297,978

Los Angeles USD GO, 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Educational Facilities Improvements; Insured: AGM)	AA/Aa2	4,000,000	4,342,320

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	14,670,193

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	14,461,651

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	12,959,414

Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)	AA/A1	1,435,000	1,503,421

Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)	AA/A1	2,260,000	2,512,826

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa2	5,000,000	4,923,200

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Needles USD GO, 0% due 8/1/2023	AA-/A3	1,005,000	692,596

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,283,153

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,086,630

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	5,001,606

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,147,650

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,503,981

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA-/Aa3	1,245,000	1,348,422

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aa1	1,000,000	929,200

Palomar Community College District GO, 0% due 8/1/2021	AA-/Aa2	2,560,000	2,213,248

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	3,955,000	4,396,338

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,258,047

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	2,920,000	2,621,109

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	1,600,000	1,299,984

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,830,661

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/Aa3	750,000	812,145

Sacramento Municipal Utility District, 5.00% due 7/1/2016 (Cosumnes Project; Insured: Natl-Re) (ETM)	AA-/A3	4,870,000	5,095,968

Sacramento Municipal Utility District, 5.00% due 7/1/2019 pre-refunded 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	5,000,000	5,232,000

Sacramento Municipal Utility District, 5.00% due 7/1/2020 pre-refunded 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	8,675,000	9,077,520

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,576,440

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,458,130

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	9,273,600

San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	1,240,000	1,264,713

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	10,000,000	11,905,100

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2022 (Insured: Natl-Re)	AA+/Aa2	1,220,000	1,224,807

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	6,918,508

San Jose Redevelopment Agency, 6.00% due 8/1/2015 (Insured: Natl-Re)	AA-/A3	2,780,000	2,793,066

San Juan USD GO, 0% due 8/1/2015 (Sacramento County Educational Facilities; Insured: AGM)	AA/Aa2	760,000	759,742

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	2,017,500	2,330,051

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	2,017,500	2,290,205

Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A3	3,425,000	3,149,219

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	AA-/A3	7,000,000	4,961,110

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Solano County COP, 5.00% due 11/15/2017	AA-/A1	1,580,000	1,722,785

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,130,000	5,560,356

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	2,000,000	2,008,240

State of California Economic Recovery GO, 5.00% due 7/1/2018 pre-refunded 7/1/2018 (ETM)	AA+/Aaa	3,105,000	3,476,389

State of California Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	895,000	1,007,161

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	A+/Aa3	1,250,000	1,380,738

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	A+/Aa3	10,000,000	11,718,000

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	A+/Aa3	5,000,000	5,937,650

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,194,640

Tuolumne Wind Project Authority, 5.00% due 1/1/2019	AA-/A2	2,000,000	2,248,200

Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment)	A/NR	935,000	989,482

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 (Tustin Redevelopment)	A/NR	1,010,000	1,099,718

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 (Tustin Redevelopment)	A/NR	1,050,000	1,132,740

Ventura County COP, 5.00% due 8/15/2016	AA+/Aa3	1,520,000	1,594,784

Ventura County COP, 5.25% due 8/15/2017	AA+/Aa3	1,635,000	1,782,477

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities; Insured: AGM)	AA/Aa3	4,000,000	3,284,840

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	NR/NR	6,180,000	7,172,570

Colorado — 2.59%

Adams County Platte Valley Medical Center, 5.00% due 8/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA) (ETM)	AA-/NR	1,505,000	1,511,125

Castle Oaks Metropolitan District GO, 6.125% due 12/1/2035 pre-refunded 12/1/2015	NR/NR	1,428,000	1,462,658

City & County of Denver Airport System, 5.00% due 11/15/2016 (Insured: Natl-Re)	AA-/A1	1,725,000	1,828,655

City & County of Denver Airport System, 5.00% due 11/15/2017 (Insured: Natl-Re)	AA-/A1	1,000,000	1,094,700

City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa1	3,065,000	3,579,246

City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa1	3,825,000	4,506,653

City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa1	1,720,000	2,057,584

City & County of Denver COP, 0.03% due 12/1/2029 put 7/1/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	29,510,000	29,510,000

City & County of Denver COP, 0.03% due 12/1/2029 put 7/1/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	16,610,000	16,610,000

City & County of Denver COP, 0.03% due 12/1/2031 put 7/1/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	48,425,000	48,425,000

City & County of Denver GO, 3.00% due 8/1/2015 (Civic Facilities and Denver Zoological Gardens Improvements)	AAA/Aaa	720,000	721,771

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2016 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	350,000	366,496

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	438,804

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	660,396

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,158,350

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,197,066

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,379,609

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,759,364

Colorado Department of Corrections COP, 5.00% due 3/1/2016 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,062,320

Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,143,420

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	1,590,000	1,757,268

Colorado Department of Corrections COP, 5.00% due 3/1/2019 pre-refunded 3/1/2016 (Colorado Penitentiary II Project; Insured: AMBAC)	AA-/Aa2	4,930,000	5,083,274

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2016 (National Conference of State Legislatures)	A/A3	755,000	781,191

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2018 (National Conference of State Legislatures)	A/A3	1,625,000	1,757,421

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2020 (National Conference of State Legislatures)	A/A3	1,805,000	2,022,990

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2021 (National Conference of State Legislatures)	A/A3	1,000,000	1,127,710

Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)	AA-/Aa2	2,365,000	2,407,499

Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	1,185,000	1,281,743

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	2,225,000	2,539,793

Colorado HFA, 5.50% due 10/1/2038 put 11/12/2015 (Catholic Health Initiatives)	A/A2	1,000,000	1,019,320

Denver Convention Center Hotel Authority, 5.25% due 12/1/2021 (Insured: Syncora)	BBB-/Baa3	3,700,000	3,891,068

Denver Convention Center Hotel Authority, 5.25% due 12/1/2022 (Insured: Syncora)	BBB-/Baa3	1,100,000	1,167,859

Denver West Metropolitan District GO, 5.00% due 12/1/2021 (Insured: AGM)	AA/NR	2,175,000	2,508,471

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA-/Aa2	1,000,000	1,097,290

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA-/Aa2	1,330,000	1,547,987

El Paso County School District No. 49 Falcon COP, 5.00% due 12/15/2020	NR/Aa3	350,000	405,787

El Paso County School District No. 49 Falcon COP, 5.00% due 12/15/2023	NR/Aa3	945,000	1,110,309

El Paso County School District No. 49 Falcon COP, 5.00% due 12/15/2024	NR/Aa3	655,000	775,409

Park Creek Metropolitan District, 5.00% due 12/1/2015 (Insured: AGM)	AA/NR	1,000,000	1,017,870

Park Creek Metropolitan District, 5.00% due 12/1/2016 (Insured: AGM)	AA/NR	1,035,000	1,089,793

Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM)	AA/NR	1,525,000	1,641,739

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM)	AA/NR	1,200,000	1,339,380

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM)	AA/NR	1,000,000	1,134,910

Regents of the University of Colorado COP, 5.00% due 11/1/2016 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	700,000	741,587

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	930,699

Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	1,939,927

Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	5,354,596

Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	4,181,466

Regional Transportation District COP, 5.50% due 6/1/2021 (FasTracks Transportation System)	A/Aa3	2,370,000	2,752,565

Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,706,840

Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,685,640

Connecticut — 2.22%

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	2,080,000	2,229,573

Connecticut Housing Finance Authority, 0.03% due 11/15/2036 put 7/1/2015 (Housing Mtg Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	10,355,000	10,355,000

Connecticut Housing Finance Authority, 0.03% due 5/15/2039 put 7/1/2015 (Housing Mtg Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	40,915,000	40,915,000

Connecticut Housing Finance Authority, 0.03% due 5/15/2039 put 7/1/2015 (Housing Mtg Finance Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	13,110,000	13,110,000

State of Connecticut GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (General State Capital Projects; Insured: AGM)	AA/Aa3	2,865,000	2,986,046

State of Connecticut GO, 5.00% due 6/15/2023 (Housing Development & Rehabilitation)	AA/Aa3	13,915,000	16,416,360

State of Connecticut GO, 5.00% due 6/15/2024 (Housing Development & Rehabilitation)	AA/Aa3	19,385,000	22,936,138

State of Connecticut GO, 5.00% due 8/15/2024 (General State Capital Projects)	AA/Aa3	1,845,000	2,152,358

State of Connecticut GO, 5.00% due 6/15/2025 (Housing Development & Rehabilitation)	AA/Aa3	11,015,000	13,042,201

State of Connecticut GO, 5.00% due 6/15/2026 (Housing Development & Rehabilitation)	AA/Aa3	22,240,000	26,122,437

State of Connecticut GO Floating Rate Note, 0.84% due 9/15/2018 (General State Capital Projects)	AA/Aa3	725,000	725,957

State of Connecticut GO Floating Rate Note, 0.72% due 9/15/2024 (Education Capital Projects)	AA/Aa3	10,000,000	10,036,200

District of Columbia — 0.53%

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/A1	685,000	708,845

District of Columbia, 4.00% due 4/1/2017 (National Public Radio)	AA-/A1	1,830,000	1,932,041

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/A1	1,745,000	1,927,771

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/A1	805,000	910,109

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/A1	1,890,000	2,174,048

District of Columbia COP, 5.25% due 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re) (ETM)	NR/Aa3	4,700,000	4,817,030

District of Columbia COP, 5.00% due 1/1/2018 pre-refunded 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	NR/Aa3	5,000,000	5,117,450

District of Columbia COP, 5.00% due 1/1/2019 pre-refunded 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	NR/Aa3	5,000,000	5,117,450

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

District of Columbia COP, 4.50% due 1/1/2021 pre-refunded 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	NR/Aa3	1,100,000	1,123,078

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA/Aa1	5,000,000	5,715,400

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA/Aa1	3,005,000	3,540,311

District of Columbia Housing Finance Agency, 5.00% due 7/1/2015 (Housing Authority Modernization Program; Insured: AGM)	AA/A2	1,480,000	1,480,177

Metropolitan Washington Airports Authority, 0% due 10/1/2016 (Dulles Toll Road; Insured: AGM)	AA/A3	4,000,000	3,927,240

Florida — 8.12%

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A1	2,820,000	3,027,496

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	534,245

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,090,730

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A1	3,500,000	3,900,085

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	462,698

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	560,250

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A1	2,800,000	3,194,436

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,146,760

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,834,964

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,328,600

Broward County School Board COP, 5.25% due 7/1/2015 (Educational Facilities; Insured: AGM)	AA/A1	3,035,000	3,035,425

Broward County School Board COP, 5.00% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	1,495,000	1,562,828

Broward County School Board COP, 5.25% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	3,715,000	3,892,837

Broward County School Board COP, 5.25% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	7,630,000	7,995,248

Broward County School Board COP, 5.00% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A1	1,000,000	1,082,860

Broward County School Board COP, 5.00% due 7/1/2021 (Educational Facilities)	A/A1	4,000,000	4,663,400

Broward County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A/A1	4,580,000	5,357,959

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A/A1	3,000,000	3,513,720

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A/A1	2,000,000	2,342,480

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A/NR	4,000,000	4,701,280

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A/A1	2,000,000	2,350,640

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A/A1	7,000,000	8,248,590

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A/A1	5,000,000	5,891,850

Capital Projects Finance Authority, 5.50% due 10/1/2015 (University of Central Florida Apartment Student Housing; Insured: Natl-Re)	AA-/A3	2,660,000	2,660,984

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	AA-/Aa3	2,195,000	2,384,407

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A/Aa3	3,360,000	3,918,432

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Gainesville, 0.03% due 10/1/2026 put 7/1/2015 (Utilities System; SPA: Union Bank) (daily demand notes)	AA/Aa2	20,800,000	20,800,000

City of Gainesville, 0.07% due 10/1/2042 put 7/1/2015 (Utilities System; LOC: Sumitomo Mitsui Banking) (daily demand notes)	NR/NR	46,600,000	46,600,000

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2016 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	2,000,000	2,049,640

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	2,000,000	2,106,260

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2024 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	4,850,000	5,019,847

City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa3	1,000,000	1,092,500

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,178,846

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	574,270

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,165,670

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,309,580

City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)	AA/Aa3	9,780,000	10,327,484

City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/Aa3	7,105,000	7,758,873

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/Aa3	5,000,000	5,729,350

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,335,692

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/Aa3	1,695,000	1,967,946

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	AA-/A2	1,970,000	2,142,296

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	809,528

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,339,059

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,860,886

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	890,315

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,150,830

City of Port St. Lucie, 5.00% due 9/1/2015 (Tesoro Special Assessment District; Insured: Natl-Re)	NR/A1	250,000	251,973

City of Port St. Lucie, 1.70% due 7/1/2016 (Tesoro Special Assessment District)	NR/A2	1,075,000	1,082,353

City of Port St. Lucie, 1.875% due 7/1/2017 (Tesoro Special Assessment District; Insured: AGM)	NR/A2	2,175,000	2,192,008

City of Port St. Lucie, 2.00% due 7/1/2018 (Tesoro Special Assessment District; Insured: AGM)	NR/A2	2,215,000	2,232,432

City of Tampa, 5.00% due 11/15/2016 (BayCare Health System)	NR/Aa2	2,855,000	3,031,839

City of Tampa, 5.00% due 11/15/2017 (BayCare Health System)	NR/Aa2	1,215,000	1,330,960

Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)	AA/A2	1,500,000	1,505,910

Florida Atlantic University Financing Corp., 5.00% due 7/1/2015 (Innovation Village Capital Improvements)	A/A1	2,395,000	2,395,311

Florida Atlantic University Financing Corp., 5.00% due 7/1/2016 (Innovation Village Capital Improvements)	A/A1	2,275,000	2,373,052

Florida Department of Management Services, 5.25% due 9/1/2016 (Insured: AGM)	AA+/Aa2	3,500,000	3,688,475

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2016 (Nova Southeastern University)	BBB/Baa1	2,345,000	2,412,255

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University)	BBB/Baa1	1,325,000	1,408,356

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University)	BBB/Baa1	2,630,000	2,867,384

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	BBB+/NR	1,225,000	1,352,057

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,035,000	1,142,350

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,705,000	1,912,447

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	BBB/Baa1	1,030,000	1,151,303

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	BBB+/NR	620,000	697,692

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,525,299

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,722,655

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,917,427

Florida State Department of Children & Families COP, 5.00% due 10/1/2015	AA+/NR	925,000	935,120

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,269,910

Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health System Sunbelt Group) (ETM)	AA-/Aa2	1,000,000	1,017,570

Highlands County HFA, 5.00% due 11/15/2016 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,000,000	1,060,940

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA-/Aa2	3,200,000	3,505,408

Highlands County HFA, 5.00% due 11/15/2017 pre-refunded 11/16/2015 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,000,000	1,017,620

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Sunbelt Group)	AA-/Aa2	3,000,000	3,427,920

Highlands County HFA, 5.00% due 11/15/2035 pre-refunded 11/15/2015 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,225,000	1,246,425

Hillsborough County, 5.00% due 11/1/2016 (Transportation Related Capital Improvements; Insured: AMBAC)	AA/A1	1,000,000	1,059,830

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,707,496

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	5,044,237

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,353,084

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,651,967

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,663,837

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,495,326

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	3,200,000	3,571,872

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,300,000	1,411,176

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	2,885,000	3,131,927

JEA, 4.00% due 10/1/2016 (Electric System)	A+/Aa3	3,540,000	3,694,486

JEA, 5.00% due 10/1/2018 (Water and Sewer System)	AA/Aa2	1,500,000	1,689,210

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,661,584

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,418,484

Kissimmee Utility Authority, 5.25% due 10/1/2016 (Electrical Systems; Insured: AGM)	NR/A1	1,700,000	1,794,078

Lee County School Board COP, 5.00% due 8/1/2023 (School Facilities Improvements)	A+/Aa3	1,000,000	1,175,260

Lee County School Board COP, 5.00% due 8/1/2024 (School Facilities Improvements)	A+/Aa3	2,000,000	2,360,160

Manatee County, 5.00% due 10/1/2016 (County Capital Projects)	NR/Aa2	1,000,000	1,056,630

Manatee County, 4.00% due 10/1/2017 (Public Utilities Improvements)	NR/Aa2	1,000,000	1,070,580

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,697,384

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,277,136

Manatee County, 5.00% due 10/1/2024 (Public Utilities Improvements)	NR/Aa2	500,000	604,160

Manatee County, 5.00% due 10/1/2025 (Public Utilities Improvements)	NR/Aa2	470,000	564,470

Marion County Hospital District, 5.00% due 10/1/2015 (Munroe Regional Health Systems) (ETM)	NR/NR	1,000,000	1,012,000

Miami Beach GO, 4.00% due 9/1/2019	AA+/Aa2	2,745,000	3,017,743

Miami Beach GO, 5.00% due 9/1/2020	AA+/Aa2	3,720,000	4,300,952

Miami Beach GO, 4.00% due 9/1/2021	AA+/Aa2	1,015,000	1,126,224

Miami Beach GO, 5.00% due 9/1/2022	AA+/Aa2	1,000,000	1,151,120

Miami-Dade County, 0% due 10/1/2015 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,845,000	3,838,194

Miami-Dade County, 0% due 10/1/2016 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,535,000	3,474,163

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,435,000	2,327,203

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	4,974,124

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	1,935,683

Miami-Dade County, 5.00% due 7/1/2023 (Transit System)	AA/A1	1,000,000	1,177,560

Miami-Dade County, 5.00% due 7/1/2024 (Transit System)	AA/A1	5,565,000	6,584,397

Miami-Dade County, 5.00% due 7/1/2025 (Transit System)	AA/A1	3,650,000	4,323,680

Miami-Dade County, 5.00% due 10/1/2025 (Miami International Airport)	A/A2	2,500,000	2,937,700

Miami-Dade County Educational Facilities Authority GO, 5.00% due 4/1/2016 (University of Miami; Insured: AMBAC)	A-/A3	3,000,000	3,096,420

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Toll System; Insured: AGM)	AA/A2	7,530,000	8,531,339

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System)	A-/A3	2,000,000	2,358,480

Miami-Dade County Expressway Authority, 5.00% due 7/1/2025 (Toll System)	A-/A3	2,000,000	2,333,320

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,635,476

Miami-Dade County School Board COP, 5.00% due 10/1/2015 (Insured: AMBAC)	A/A1	1,000,000	1,012,070

Miami-Dade County School Board COP, 5.00% due 5/1/2016 (Insured: Natl-Re)	AA-/A1	4,065,000	4,220,324

Miami-Dade County School Board COP, 5.00% due 10/1/2016 (Insured: AMBAC)	A/A1	1,000,000	1,055,470

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County School Board COP, 5.00% due 5/1/2022 (Educational Facilities Improvements)	A/A1	3,405,000	3,965,531

Miami-Dade County School Board COP, 5.00% due 5/1/2023 (Educational Facilities Improvements)	A/A1	4,130,000	4,856,343

Miami-Dade County School Board COP, 5.00% due 5/1/2024 (Educational Facilities Improvements)	A/A1	8,000,000	9,360,000

Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2024 (Educational Facilities Improvements)	A/A1	2,425,000	2,798,256

Miami-Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016 (Educational Facilities Improvements)	A/A1	6,000,000	6,212,880

Miami-Dade County School District GO, 5.375% due 8/1/2015 (Insured: AGM)	AA/Aa3	5,130,000	5,152,982

Orange County HFA, 5.00% due 10/1/2015 (Orlando Health, Inc.)	A/A3	500,000	505,950

Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	1,585,000	1,638,827

Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A3	1,980,000	2,146,459

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A3	6,050,000	6,870,077

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	1,870,000	2,140,832

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A3	4,150,000	4,694,189

Orange County School Board COP, 5.00% due 8/1/2019 (Educational Facilities)	NR/Aa2	1,000,000	1,145,180

Orange County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa2	1,695,000	1,972,251

Orange County School Board COP, 5.00% due 8/1/2021 (Educational Facilities)	NR/Aa2	2,100,000	2,466,975

Orange County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa2	1,825,000	2,151,803

Orange County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa2	1,540,000	1,830,198

Orange County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa2	1,445,000	1,726,269

Orange County School Board COP, 5.00% due 8/1/2025 (Educational Facilities)	NR/Aa2	1,190,000	1,424,132

Orlando and Orange County Expressway Authority, 8.25% due 7/1/2016 (Insured: Natl-Re/FGIC/IBC)	AA-/A2	3,000,000	3,230,130

Palm Beach County HFA, 5.00% due 12/1/2020 (Boca Raton Regional Hospital)	BBB/NR	600,000	678,000

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities Master Lease Program)	NR/Aa3	800,000	891,856

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities Master Lease Program)	NR/Aa3	940,000	1,032,590

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities Master Lease Program)	NR/Aa3	1,090,000	1,259,212

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities Master Lease Program)	NR/Aa3	3,835,000	4,253,092

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,169,790

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities Master Lease Program)	NR/Aa3	1,660,000	1,941,851

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities Master Lease Program)	NR/Aa3	3,500,000	4,124,575

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,178,450

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities Master Lease Program)	NR/Aa3	3,595,000	4,269,134

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,187,520

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016 (Educational Facilities Master Lease Program)	NR/Aa3	1,300,000	1,361,672

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,437,404

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,280,969

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,657,168

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,165,000	4,609,822

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,200,000	11,289,360

Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	434,980

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	841,236

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,388,604

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	725,113

Reedy Creek Improvement District, 5.00% due 6/1/2023 (Buena Vista Drive Corridor Improvements)	A+/Aa3	1,940,000	2,288,657

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	871,853

Reedy Creek Improvement District GO, 5.00% due 6/1/2021 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	500,000	582,485

Reedy Creek Improvement District GO, 5.00% due 6/1/2023 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	860,000	1,014,559

Reedy Creek Improvement District GO, 5.00% due 6/1/2024 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	850,000	1,011,330

Reedy Creek Improvement District GO, 5.00% due 6/1/2025 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	2,000,000	2,383,080

School Board of Alachua County COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,841,664

School Board of Alachua County COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,608,875

School Board of Lake County COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,165,160

School Board of Lake County COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,648,342

South Broward Hospital District, 5.00% due 5/1/2020 pre-refunded 5/1/2016 (Insured: Natl-Re)	AA-/Aa3	5,305,000	5,510,144

South Broward Hospital District, 5.00% due 5/1/2020 (Insured: Natl-Re)	AA-/Aa3	1,955,000	2,024,989

South Florida Water Management District COP, 5.00% due 10/1/2015 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	1,000,000	1,011,540

South Florida Water Management District COP, 5.00% due 10/1/2023 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	500,000	528,215

South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)	AA/Aa2	4,985,000	5,235,446

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA/Aa2	4,610,000	5,010,793

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,689,337

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program; Insured: AGM)	AA/Aa3	5,000,000	5,825,300

	Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,344,380

	Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,482,830

	Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	2,017,249

	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa1	5,615,000	6,139,048

	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa1	2,890,000	3,250,065

	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa1	3,000,000	3,455,670

	Tampa Sports Authority, 5.75% due 10/1/2015 (Tampa Bay Arena; Insured: Natl-Re)	AA-/NR	170,000	171,714

	University of Central Florida Athletics Association, Inc. COP, 5.00% due 10/1/2016 pre-refunded 10/1/2015 (Insured: Natl-Re)	AA-/A3	1,640,000	1,659,729

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2016 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,320,000	2,446,974

	Volusia County Educational Facilities Authority, 4.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	1,030,000	1,096,950

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,075,000	2,312,048

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2019 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,350,000	2,667,391

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2023 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	700,000	813,078

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2024 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	650,000	759,246

	Volusia County Educational Facilities Authority, 5.00% due 10/15/2025 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	400,000	464,732

	Volusia County School Board COP, 5.00% due 8/1/2024 (Master Lease Program)	NR/Aa3	1,000,000	1,177,440

	Georgia — 1.88%

[a]	Athens-Clarke County Unified Government Development Authority, 3.00% due 12/15/2015 (UGAREF Coverdell Building, LLC)	NR/Aa2	670,000	678,013

	Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2016 (UGAREF Bolton Commons, LLC)	NR/Aa2	300,000	306,708

	Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	495,000	523,433

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	449,948

	Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	431,506

	City of Atlanta, 5.50% due 11/1/2015 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	4,000,000	4,071,720

	City of Atlanta, 5.00% due 1/1/2016 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	1,495,000	1,530,895

	City of Atlanta, 5.00% due 11/1/2016 (Water & Wastewater System; Insured: AGM)	AA/Aa3	3,215,000	3,407,804

	City of Atlanta, 5.50% due 11/1/2016 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	8,215,000	8,762,283

	City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	3,650,000	3,858,160

	City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA/Aa3	4,745,000	5,197,815

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	2,100,000	2,311,512

City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,546,805

City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	AA-/Aa3	5,650,000	6,735,082

City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	6,000,000	6,911,040

City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,804,000

City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	7,000,000	7,997,220

City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	4,193,164

City of Atlanta, 5.00% due 11/1/2021 (Water & Wastewater System)	AA-/Aa3	2,500,000	2,947,950

City of Atlanta, 5.00% due 11/1/2022 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,186,700

City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	A+/Aa3	1,000,000	1,177,550

City of Atlanta, 5.00% due 11/1/2023 (Water & Wastewater System)	AA-/Aa3	1,130,000	1,350,723

City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	A+/A1	1,350,000	1,617,368

City of Atlanta, 5.00% due 11/1/2024 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,203,580

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	A+/Aa3	1,645,000	1,934,833

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	A+/A1	2,500,000	2,936,325

City of Atlanta, 5.00% due 11/1/2025 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,199,700

Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A/A3	6,000,000	6,207,300

Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,318,176

Fulton County Facilities Corp. COP, 5.00% due 11/1/2017 (Public Purpose Project)	AA-/Aa3	8,400,000	9,134,160

Fulton County Facilities Corp. COP, 5.00% due 11/1/2019 (Public Purpose Project)	AA-/Aa3	6,600,000	7,496,478

Georgia Municipal Electric Authority, 6.50% due 1/1/2017	A+/A1	370,000	386,746

Gwinnett County Hospital Authority, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,496,400

Gwinnett County School District GO, 4.00% due 10/1/2015 (Educational Capital Building Program)	AAA/Aaa	10,000,000	10,097,200

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	1,570,000	1,638,703

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/Baa1	5,000,000	5,381,050

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	1,155,000	1,222,094

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,744,770

Guam — 0.36%

Government of Guam, 5.25% due 12/1/2016	BBB+/NR	5,610,000	5,918,774

Government of Guam, 5.25% due 12/1/2017	BBB+/NR	2,000,000	2,179,600

Government of Guam, 5.50% due 12/1/2018	BBB+/NR	3,000,000	3,369,660

Government of Guam, 5.50% due 12/1/2019	BBB+/NR	2,000,000	2,297,840

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Ba1	300,000	341,754

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Ba1	1,050,000	1,210,409

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Ba1	645,000	749,329

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,141,420

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,736,445

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	6,340,000	7,442,589

Hawaii — 1.07%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvement Projects)	NR/Aa1	3,620,000	4,180,557

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvement Projects)	NR/Aa1	8,265,000	9,699,473

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvement Projects)	NR/Aa1	2,770,000	3,282,007

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	1,750,000	2,093,963

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	6,695,000	8,010,902

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA/Aa2	12,000,000	13,161,840

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA/Aa2	20,000,000	22,554,400

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,470,730

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA/Aa2	2,500,000	2,942,100

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,562,440

State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA/Aa2	4,000,000	4,802,640

Idaho — 0.31%

Idaho HFA, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,187,610

Idaho HFA, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,000,000	2,383,440

Idaho HFA, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,196,730

Idaho Housing & Finance Association, 3.00% due 8/15/2015	NR/NR	650,000	652,288

Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017 pre-refunded 8/1/2015	NR/NR	1,455,000	1,456,528

University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,420,000	15,537,676

Illinois — 5.00%

Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	9,552,600

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2020 (Housing & Auxiliary Facilities; Insured: Natl-re)	AA-/A3	1,000,000	1,131,220

Chicago Housing Authority, 5.00% due 7/1/2015 (Housing Transformation Capital Program; Insured: AGM) (ETM)	NR/A2	8,460,000	8,461,100

Chicago Housing Authority, 5.00% due 7/1/2016 (Housing Transformation Capital Program; Insured: AGM) (ETM)	NR/A2	2,000,000	2,091,780

Chicago Midway International Airport, 5.00% due 1/1/2022	A-/A3	800,000	920,904

Chicago Midway International Airport, 5.00% due 1/1/2023	A-/A3	1,900,000	2,193,607

Chicago Midway International Airport, 5.00% due 1/1/2024	A-/A3	1,000,000	1,159,690

Chicago O’Hare International Airport, 5.00% due 1/1/2022 (O’Hare Modernization Program)	A-/A2	5,835,000	6,615,898

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan)	AA+/Ba1	1,150,000	1,217,321

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan; Insured: Natl-Re)	AA+/A3	700,000	712,761

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	AA-/A3	1,500,000	1,617,195

Chicago Transit Authority, 5.25% due 6/1/2017 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	3,000,000	3,192,780

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	2,500,000	2,723,725

City of Chicago, 5.00% due 11/1/2015 (Water System Extensions & Improvements; Insured: AGM)	AA/A2	1,050,000	1,063,629

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A-/Baa3	1,475,000	1,528,719

City of Chicago, 5.00% due 1/1/2020 (Project Fund; Insured: AGM)	AAA/A2	1,320,000	1,341,965

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,359,800

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	AA+/Ba1	1,410,000	1,493,303

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A-/A3	6,215,000	7,175,404

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	AA+/Ba1	1,000,000	1,056,300

City of Chicago, 5.25% due 1/1/2023 (O’Hare International Airport; Insured: AGM)	AA/A2	2,000,000	2,046,520

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A-/A3	16,060,000	18,400,906

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA-/A3	1,000,000	1,058,770

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	1,620,000	1,626,399

City of Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re)	AA-/A3	2,670,000	2,622,154

City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	AA-/A3	3,050,000	3,154,096

City of Chicago School Reform Board of Trustees GO, 5.25% due 12/1/2017 (Insured: Natl-Re)	AA-/A3	4,100,000	4,311,355

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,093,490

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	861,459

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,771,430

City of Quincy, 5.00% due 11/15/2016 (Blessing Hospital)	A-/A3	1,750,000	1,837,447

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A-/A3	500,000	538,030

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,169,503

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,129,950

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,383,563

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,135,620

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,510,156

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,262,603

	Community Consolidated School District No. 146 GO, 9.00% due 12/1/2016 (Tinley Park; Insured: Natl-Re)	NR/Aa2	2,500,000	2,669,400

	Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re) (ETM)	NR/A3	95,000	93,727

	Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/A3	1,090,000	1,055,839

	Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	376,172

	Community High School District No. 127 GO, 9.00% due 2/1/2016 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,890,000	1,978,924

	Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	2,025,000	2,270,025

	Community High School District No. 127 GO, 7.375% due 2/1/2020 (Lake County-Grayslake School Bldg.; Insured: Syncora)	AAA/NR	1,000,000	1,240,040

	Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,133,750

	Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb Counties; Insured: Natl-Re)	NR/Aa3	3,165,000	2,674,077

	Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County)	AA-/Aa2	6,140,000	5,229,008

	Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	AA/NR	720,000	818,042

	Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	AA/NR	1,000,000	1,142,560

	Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	AA/NR	1,250,000	1,432,975

	Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	AA/NR	1,250,000	1,440,775

	Cook County Township High School District No. 227 GO, 5.00% due 12/1/2018 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	190,000	201,601

	County of Cook GO, 5.00% due 11/15/2015 (Capital Improvement Plan; Insured: Natl-Re)	AA/A2	2,000,000	2,033,320

	County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA/A2	3,690,000	3,981,731

	County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA/A2	925,000	954,619

	County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A2	3,590,000	3,822,524

	County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A2	2,000,000	2,161,680

	County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA/A2	2,000,000	2,043,160

	County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A2	5,000,000	5,390,300

	County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A2	2,105,000	2,269,316

	County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA/A2	1,000,000	1,015,220

	County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA/A2	1,500,000	1,618,650

	County of Winnebago GO, 3.00% due 12/30/2015 (Public Safety)	NR/Aa2	1,035,000	1,049,211

[b]	DuPage County Forest Preserve District GO, 5.00% due 11/1/2020	AAA/Aaa	500,000	581,215

[b]	DuPage County Forest Preserve District GO, 5.00% due 11/1/2021	AAA/Aaa	1,425,000	1,671,667

[b]	DuPage County Forest Preserve District GO, 5.00% due 11/1/2022	AAA/Aaa	900,000	1,062,810

[b]	DuPage County Forest Preserve District GO, 5.00% due 11/1/2023	AAA/Aaa	1,300,000	1,544,205

[b]	DuPage County Forest Preserve District GO, 5.00% due 11/1/2024	AAA/Aaa	5,000,000	5,982,750

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/A2	1,500,000	1,678,290

Forest Preserve District of Kane County GO, 5.00% due 12/15/2015 (Insured: Natl-Re)	AA+/A3	2,780,000	2,839,992

Illinois Educational Facilities Authority, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	AA-/NR	3,030,000	3,173,258

Illinois Educational Facilities Authority, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,154,110

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,500,000	3,771,495

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,338,194

Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University) (ETM)	NR/A2	1,000,000	1,011,950

Illinois Finance Authority, 5.00% due 11/1/2015 (Central DuPage Health)	AA/Aa2	5,000,000	5,075,200

Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)	BBB+/NR	1,620,000	1,647,410

Illinois Finance Authority, 5.00% due 4/1/2016 (Advocate Health Care)	AA/Aa2	1,250,000	1,292,350

Illinois Finance Authority, 5.00% due 11/15/2016 (Rush University Medical Center)	A+/A1	1,750,000	1,856,890

Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)	BBB+/NR	1,710,000	1,790,165

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re) (ETM)	AA-/Aaa	1,000,000	1,091,370

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)	BBB+/NR	1,395,000	1,487,809

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,105,920

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	4,859,709

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,483,215

Illinois Finance Authority, 5.00% due 11/15/2020 (Rush University Medical Center)	A+/A1	250,000	285,333

Illinois Finance Authority, 5.00% due 11/15/2021 (Rush University Medical Center)	A+/A1	250,000	286,755

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa3	1,000,000	1,087,240

Illinois Finance Authority, 5.00% due 11/15/2022 (Rush University Medical Center)	A+/A1	250,000	287,560

Illinois Finance Authority, 5.00% due 8/1/2023 (Advocate Health Care)	AA/Aa2	565,000	668,237

Illinois Finance Authority, 5.00% due 11/15/2023 (Rush University Medical Center)	A+/A1	1,000,000	1,158,450

Illinois Finance Authority, 5.00% due 8/1/2024 (Advocate Health Care)	AA/Aa2	800,000	945,120

Illinois Finance Authority, 5.00% due 11/15/2024 (Rush University Medical Center)	A+/A1	500,000	580,735

Illinois Finance Authority, 5.00% due 11/15/2025 (Rush University Medical Center)	A+/A1	1,655,000	1,911,359

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA/Aa2	1,250,000	1,425,050

Illinois Finance Authority, 2.625% due 2/1/2033 put 8/1/2015 (Peoples Gas Light & Coke Co.)	A/Aa3	9,500,000	9,517,005

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	2,350,000	2,430,370

Illinois State Toll Highway Authority, 5.00% due 1/1/2023	AA-/Aa3	4,000,000	4,680,240

Illinois State Toll Highway Authority, 5.00% due 1/1/2024	AA-/Aa3	6,500,000	7,661,485

Illinois State Toll Highway Authority, 5.00% due 1/1/2025	AA-/Aa3	6,500,000	7,252,505

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kane McHenry Cook & DeKalb Counties USD No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	666,514

Kane McHenry Cook & DeKalb Counties USD No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,011,119

McHenry County Conservation District GO, 5.00% due 2/1/2021	AA+/Aa1	2,325,000	2,700,976

McHenry County Conservation District GO, 5.00% due 2/1/2025	AA+/Aa1	2,000,000	2,379,340

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re) (ETM)	AA-/NR	3,475,000	3,458,876

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re)	AA-/Baa1	8,245,000	8,185,471

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	AAA/NR	4,000,000	4,513,680

Peoria Tazewell Etc. Counties Community College District No. 514 GO, 4.25% due 12/1/2015 (ETM)	NR/NR	490,000	498,212

Peoria Tazewell Etc. Counties Community College District No. 514 GO, 4.25% due 12/1/2015	AA+/Aa2	1,870,000	1,901,154

Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	24,721,840

Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,650,823

School District No. 122 GO, 0% due 1/1/2016 (Winnebago County-Harlem-Loves Park; Insured: AGM)	NR/A2	2,000,000	1,993,080

School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	4,966,640

Southwestern Illinois Development Authority, 5.125% due 8/15/2016 (Anderson Hospital)	BBB-/Baa3	625,000	639,494

State of Illinois, 5.00% due 6/15/2016 (Build Illinois Bond Retirement & Interest Fund)	AAA/NR	3,500,000	3,652,950

Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,000,000	2,205,560

Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Economic Redevelopment)	A+/NR	1,070,000	1,187,700

Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,399,838

Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,409,725

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,375,000	2,567,470

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/Aa3	2,000,000	2,172,340

Village of Broadview, 5.375% due 7/1/2015	NR/NR	1,195,000	1,195,096

Village of Downers Grove GO, 3.00% due 1/1/2017	AAA/NR	970,000	998,722

Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	AA-/A3	1,190,000	1,216,835

Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	689,788

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2023 (Capital Improvements; Insured: BAM)	AA/Aa3	8,050,000	9,359,252

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2024 (Capital Improvements; Insured: BAM)	AA/Aa3	4,580,000	5,333,914

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2025 (Capital Improvements; Insured: BAM)	AA/Aa3	8,495,000	9,929,041

Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,150,714

Indiana — 3.51%

Allen County Jail Building Corp., 5.00% due 10/1/2015 (Insured: Syncora)	NR/Aa2	760,000	768,603

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Allen County Jail Building Corp., 5.00% due 10/1/2016 (Insured: Syncora)	NR/Aa2	1,520,000	1,567,682

Allen County Redevelopment District, 5.00% due 11/15/2016	NR/A2	770,000	791,337

Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	AA+/NR	2,500,000	2,712,575

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,073,560

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,151,650

Brownsburg 1999 School Building Corp., 5.00% due 8/1/2017 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,000,000	1,004,100

Brownsburg 1999 School Building Corp., 5.00% due 7/15/2018 (Harris Education Center and East Middle School; Insured: AGM) (State Aid Withholding)	AA+/NR	3,430,000	3,443,617

Brownsburg 1999 School Building Corp., 5.00% due 8/1/2018 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,475,000	1,481,033

City of Carmel Redevelopment Authority, 4.00% due 8/1/2015 (Road and Intersection Improvements)	AA+/NR	975,000	978,188

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,792,926

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	2,932,609

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	3,375,000	3,738,150

City of Fort Wayne, 4.25% due 8/1/2015 (Sewer Works Improvements)	NR/Aa3	1,780,000	1,786,034

City of Fort Wayne, 2.00% due 12/1/2015 (Waterworks Utility Improvements)	NR/Aa3	1,145,000	1,153,565

City of Fort Wayne, 2.00% due 12/1/2016 (Waterworks Utility Improvements)	NR/Aa3	1,160,000	1,180,254

City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,198,418

City of Whiting, 5.00% due 1/1/2016 (BP Products North America, Inc.)	A/A2	5,375,000	5,495,185

Clay Multiple School Building Corp., 4.00% due 7/15/2015 (State Aid Withholding)	AA+/NR	1,000,000	1,001,420

Clay Multiple School Building Corp., 5.00% due 7/15/2016 (State Aid Withholding)	AA+/NR	1,295,000	1,349,494

Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,060,270

Crown Point Multi-School Building Corp., 0% due 1/15/2016 (Crown Point Community School Corp.; Insured: Natl-Re) (State Aid Withholding)	AA+/A3	5,685,000	5,669,821

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,614,283

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	3,002,452

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,346,882

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,720,771

Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2015 (Insured: AMBAC) (ETM)	A+/NR	510,000	511,005

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2021 (Educational Facilities; Insured: State Intercept)	AA+/NR	1,230,000	1,433,233

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2022 (Educational Facilities; Insured: State Intercept)	AA+/NR	885,000	1,033,565

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2023 (Educational Facilities; Insured: State Intercept)	AA+/NR	570,000	669,642

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 1/15/2024 (Educational Facilities; Insured: State Intercept)	AA+/NR	525,000	618,597

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)	NR/A3	1,545,000	1,620,643

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,359,850

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,499,264

Indiana Finance Authority, 4.90% due 1/1/2016 (Indiana Power & Light Co.)	BBB+/A2	11,650,000	11,901,057

Indiana Finance Authority, 5.00% due 5/1/2016 (Parkview Health Systems)	A+/A1	3,090,000	3,206,555

Indiana Finance Authority, 5.00% due 7/1/2016 (Forensic & Health Science; Insured: Natl-Re) (ETM)	AA+/Aa1	1,030,000	1,078,225

Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University Health Sciences)	BBB-/NR	1,500,000	1,535,640

Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/A1	1,000,000	1,069,680

Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	2,017,154

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	3,029,159

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,120,360

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,412,837

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,881,827

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,393,388

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	3,078,790

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,790,000	2,009,633

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,325,225

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/Aa3	5,000,000	5,727,150

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	980,486

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,386,368

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/Aa3	9,880,000	11,431,654

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,587,972

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,455,442

Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	585,655

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/Aa3	3,240,000	3,726,972

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	A+/A1	1,135,000	1,315,635

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,419,887

Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,185,140

Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	596,855

Indiana Finance Authority, 0.09% due 2/1/2037 put 7/1/2015 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	48,810,000	48,810,000

Indiana Finance Authority, 0.10% due 2/1/2037 put 7/1/2015 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	23,090,000	23,090,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana HFFA, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	7,100,000	7,662,533

Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2015 (Waterworks System; Insured: Natl-Re)	AA-/A2	1,000,000	1,000,130

Indianapolis Public Schools Multi-School Building Corp., 5.50% due 7/15/2015 (Insured: Natl-Re)	AA/A3	1,690,000	1,693,735

Indianapolis Public Schools Multi-School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re)	AA/A3	5,000,000	5,233,250

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	1,295,000	1,141,620

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,083,190

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,680,000	1,904,902

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,345,000	1,468,108

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,170,000	1,346,120

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,365,013

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,449,262

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,455,000	1,582,705

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,166,460

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	630,000	631,235

Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,190,505

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA-/A3	445,000	445,877

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	140,000	140,272

Noblesville Redevelopment Authority, 5.00% due 8/1/2016 (146th Street Extension A) (ETM)	AA/NR	1,660,000	1,721,818

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,069,060

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,050,470

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,092,190

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,394,450

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,161,640

Pike Township Multischool Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,135,091

South Bend Community School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,785,000	1,869,805

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,259,852

Iowa — 0.91%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	4,230,181

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,395,184

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,506,480

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,327,699

Iowa Finance Authority, 5.00% due 2/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,643,568

Iowa Finance Authority, 5.00% due 8/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,500,000	1,571,190

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,701,888

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	990,000	1,070,824

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,535,763

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	2,006,666

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,333,040

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,703,840

Iowa Finance Authority, 0.02% due 2/15/2035 put 7/1/2015 (Iowa Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	8,820,000	8,820,000

Iowa Finance Authority, 0.02% due 2/15/2035 put 7/1/2015 (Iowa Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	27,185,000	27,185,000

Kansas — 0.74%

Kansas DFA, 5.00% due 11/1/2015 (State Capitol, School of Pharmacy and Wildlife & Parks Projects)	AA-/Aa3	2,605,000	2,647,201

Kansas DFA, 5.00% due 4/1/2020 (National Bio and Agro-Defense Facility)	AA-/Aa3	6,980,000	8,009,201

Kansas DFA, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,698,615

Kansas DFA, 5.00% due 4/1/2021 (National Bio and Agro-Defense Facility)	AA-/Aa3	5,075,000	5,875,277

Kansas DFA, 5.00% due 4/1/2022 (National Bio and Agro-Defense Facility)	AA-/Aa3	2,730,000	3,176,491

Kansas DFA, 5.00% due 4/1/2023 (National Bio and Agro-Defense Facility)	AA-/Aa3	8,110,000	9,507,353

Kansas DFA, 5.00% due 4/1/2024 (National Bio and Agro-Defense Facility)	AA-/Aa3	9,275,000	10,750,838

Kansas DFA, 5.00% due 4/1/2025 (National Bio and Agro-Defense Facility)	AA-/Aa3	6,895,000	7,918,218

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	2,000,000	2,337,200

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	1,000,000	1,174,770

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	708,018

Kentucky — 0.42%

Jefferson County School District Finance Corp., 5.25% due 1/1/2016 (Insured: AGM)	AA/Aa2	2,145,000	2,198,625

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	5,000,000	4,441,400

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	9,600,000	8,228,064

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,885,000	2,376,894

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	4,195,000	3,154,262

Kentucky Municipal Power Agency, 4.00% due 9/1/2015 (Insured: AGM)	AA/A2	2,955,000	2,973,410

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A+/Aa3	6,165,000	7,134,508

	Louisiana — 2.89%

	City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,202,972

	City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,562,067

	City of Lafayette, 4.00% due 11/1/2016 (Utilities System Improvements)	AA-/A1	1,395,000	1,459,533

	City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	AA-/A1	1,000,000	1,147,870

	City of New Orleans GO, 5.00% due 10/1/2016 (Audubon Park Aquarium)	A/NR	2,380,000	2,496,192

	City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,184,603

	City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	A-/A3	3,080,000	3,478,152

	City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	A-/A3	3,250,000	3,694,307

	City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	A-/A3	5,700,000	6,494,181

	City of Shreveport, 5.00% due 12/1/2020 (Water and Sewer System; Insured: BAM)	AA/A3	7,770,000	8,925,477

	City of Shreveport, 5.00% due 12/1/2021 (Water and Sewer System; Insured: BAM)	AA/A3	8,185,000	9,455,721

	City of Shreveport, 5.00% due 12/1/2022 (Water and Sewer System; Insured: BAM)	AA/A3	6,460,000	7,472,347

	City of Shreveport, 5.00% due 12/1/2023 (Water and Sewer System; Insured: BAM)	AA/A3	4,245,000	4,937,275

	City of Shreveport, 5.00% due 12/1/2024 (Water and Sewer System; Insured: BAM)	AA/A3	4,490,000	5,256,802

	Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,149,459

	Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,655,792

	East Baton Rouge Sewerage Commission, 5.00% due 2/1/2018 pre-refunded 2/1/2016 (Wastewater System Improvements; Insured: AGM)	AA/Aa3	3,000,000	3,082,350

	East Baton Rouge Sewerage Commission, 5.00% due 2/1/2023 (Wastewater System Improvements)	AA-/Aa3	450,000	532,400

	East Baton Rouge Sewerage Commission, 5.00% due 2/1/2024 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,191,430

	East Baton Rouge Sewerage Commission, 5.00% due 2/1/2025 (Wastewater System Improvements)	AA-/Aa3	700,000	835,373

	Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A1	1,000,000	1,152,900

	Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A1	780,000	907,218

	Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A1	1,000,000	1,170,690

[a]	Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2023 (Convention Center)	NR/A1	1,000,000	1,159,170

	Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,255,740

	Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,139,670

	Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,149,400

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,178,930

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/A3	1,415,000	1,640,947

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	891,067

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2016 (Independence Stadium)	A/NR	1,000,000	1,026,730

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2016 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,034,820

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium)	A/NR	1,265,000	1,338,370

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,053,090

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium)	A/NR	1,000,000	1,084,850

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,085,060

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	2,655,000	2,880,781

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,099,040

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,438,707

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,393,920

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,000,000	24,155,120

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	5,000,000	5,019,900

Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	6,073,260

Louisiana Public Facilities Authority, 5.75% due 7/1/2015 (Franciscan Missionaries of Our Lady Health System; Insured: AGM)	AA/A2	1,325,000	1,325,185

Louisiana Public Facilities Authority, 2.875% due 11/1/2015 (Entergy Gulf States)	A-/A2	2,500,000	2,520,350

Louisiana Public Facilities Authority, 5.00% due 5/15/2016 (Ochsner Clinic Foundation)	NR/Baa1	1,000,000	1,035,360

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	1,035,000	1,105,618

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	2,000,000	2,140,300

Louisiana Public Facilities Authority, 5.00% due 6/1/2022 (Hurricane Recovery Program)	NR/Aa3	2,945,000	3,471,949

Louisiana Public Facilities Authority, 5.00% due 6/1/2023 (Hurricane Recovery Program)	NR/Aa3	5,000,000	5,940,450

Louisiana State Office Facilities Corp., 5.00% due 5/1/2016 (State Capitol)	NR/Aa3	1,000,000	1,037,210

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/Aa3	2,500,000	2,761,175

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/Aa3	4,595,000	5,166,480

Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	670,363

Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	485,048

Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	603,734

Parish of Orleans School District GO, 5.00% due 9/1/2016 (Insured: AGM)	AA/Aa3	4,500,000	4,716,765

Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	5,308,512

Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,381,978

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	A+/NR	1,005,000	1,098,435

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021	A+/NR	1,115,000	1,204,155

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,195,000	15,378,437

Parish of St. Tammany Sales Tax District No. 3, 5.00% due 6/1/2017 pre-refunded 6/1/2016 (Public Works, Improvements and Facilities; Insured: CIFG)	AA-/NR	1,405,000	1,479,029

Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2017 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,041,310

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,081,200

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A+/A2	1,810,000	1,989,498

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A+/A2	2,320,000	2,608,538

Regional Transit Authority, 0% due 12/1/2015 (Streetcar Rail Lines; Insured: Natl-Re)	AA-/NR	1,490,000	1,486,588

Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	755,000	823,924

Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,140,660

Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,137,540

Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,264,534

State of Louisiana GO, 5.00% due 8/1/2017 (Insured: Natl-Re)	AA/Aa2	4,000,000	4,016,800

Maine — 0.13%

Maine Finance Authority, 3.80% due 11/1/2015 (Waste Management, Inc.)	A-/NR	3,440,000	3,479,595

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta & Machias Courthouses)	AA-/Aa3	1,245,000	1,444,125

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta & Machias Courthouses)	AA-/Aa3	1,315,000	1,539,431

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta & Machias Courthouses)	AA-/Aa3	1,175,000	1,383,621

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta & Machias Courthouses)	AA-/Aa3	1,445,000	1,714,897

Maryland — 0.43%

Howard County GO, 5.00% due 8/15/2015 (Consolidated Public Improvements)	AAA/Aaa	6,000,000	6,036,420

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	10,256,674

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	9,060,843

Montgomery County GO, 4.00% due 11/1/2015 (Consolidated Public Improvements)	AAA/Aaa	5,160,000	5,226,615

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	State of Maryland GO, 4.00% due 8/1/2015 (Public and Educational Facilities)	AAA/Aaa	1,000,000	1,003,320

	Massachusetts — 1.19%

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A/NR	2,540,000	2,739,898

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A/NR	2,825,000	3,123,913

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A/NR	2,765,000	3,126,939

	Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A/NR	2,965,000	3,360,590

	City of Northampton GO, 5.125% due 10/15/2016 (Insured: Natl-Re)	NR/Aa2	1,585,000	1,607,301

	Massachusetts Development Finance Agency, 3.45% due 12/1/2015 (Carleton-Willard Village)	A-/NR	590,000	593,959

	Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	683,292

	Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB+/Baa2	2,000,000	2,339,340

	Massachusetts Educational Financing Authority, 5.25% due 1/1/2016	AA/NR	2,450,000	2,507,747

	Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	1,921,356

	Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	12,309,898

	Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,684,250

	Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2015 (UMass Memorial Health Care)	BBB+/Ba1	2,625,000	2,625,289

	Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Ba1	4,290,000	4,616,469

[a]	Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2019 (Berkshire Health Systems; Insured: AGM)	AA/A3	1,750,000	1,768,183

	Massachusetts School Building Authority, 5.00% due 8/15/2027 pre-refunded 8/15/2015 (SMART Fund; Insured: Natl-Re)	AA+/Aa2	9,350,000	9,406,006

	Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA/Aa2	25,000,000	25,149,750

	Michigan — 3.52%

	Board of Governors of Wayne State University, 5.00% due 11/15/2022 (Educational Facilities and Equipment)	AA-/Aa3	425,000	496,693

	Board of Governors of Wayne State University, 5.00% due 11/15/2023 (Educational Facilities and Equipment)	AA-/Aa3	305,000	358,857

	Board of Governors of Wayne State University, 5.00% due 11/15/2024 (Educational Facilities and Equipment)	AA-/Aa3	515,000	607,432

	Board of Governors of Wayne State University, 5.00% due 11/15/2025 (Educational Facilities and Equipment)	AA-/Aa3	625,000	728,213

	Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA/NR	1,305,000	1,378,341

	Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	2,083,937

	Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,102,590

	City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/A1	3,200,000	3,484,320

	City of Grand Haven, 5.50% due 7/1/2016 (Electric System; Insured: Natl-Re)	AA-/A3	3,890,000	4,028,834

	County of Genesee GO, 3.00% due 11/1/2016 (Water Supply System; Insured: BAM)	AA/A2	615,000	631,599

	County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	686,820

	Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2016 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,850,000	1,899,672

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	1,943,240

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,667,592

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,742,750

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,981,943

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	2,350,000	2,655,406

Livingston County GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,074,940

Livingston County GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,098,200

Livingston County GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,100,210

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A2	800,000	865,592

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A2	900,000	1,030,068

Michigan Finance Authority, 4.00% due 8/1/2018 (Beaumont Health Credit Group)	A/A1	500,000	539,830

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,150,000	1,282,055

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,220,000	1,375,465

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,295,000	1,468,634

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,375,000	1,563,059

Michigan Finance Authority, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,176,400

Michigan Finance Authority, 5.00% due 8/1/2023 (Beaumont Health Credit Group)	A/A1	3,800,000	4,406,328

Michigan Finance Authority, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,500,000	2,941,875

Michigan Finance Authority, 5.00% due 8/1/2024 (Beaumont Health Credit Group)	A/A1	7,000,000	8,114,050

Michigan Finance Authority, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,181,170

Michigan Finance Authority, 5.00% due 8/1/2025 (Beaumont Health Credit Group)	A/A1	8,000,000	9,133,600

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 pre-refunded 10/01/2015 (Clean Water Fund)	NR/NR	305,000	308,669

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 pre-refunded 10/01/2015 (Clean Water Fund)	NR/NR	165,000	166,985

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	35,000	35,419

Michigan State Hospital Finance Authority, 5.00% due 7/15/2015 (Oakwood Hospital)	A/A1	2,500,000	2,504,650

Michigan State Hospital Finance Authority, 5.50% due 11/15/2015 (Henry Ford Health System)	A-/A3	2,300,000	2,337,398

Michigan State Hospital Finance Authority, 5.00% due 7/15/2016 (Oakwood Hospital)	A/A1	1,205,000	1,257,659

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	3,330,000	3,530,066

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,634,250

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System)	A-/A3	1,530,000	1,652,920

Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	1,000,000	1,084,590

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System)	A-/A3	3,500,000	3,860,430

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa3	2,000,000	2,300,540

Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	2,000,000	2,169,180

Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	12,140,000	13,089,834

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 pre-refunded 12/1/2015 (Trinity Health)	NR/NR	8,845,000	9,047,374

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 (Trinity Health)	AA-/Aa3	955,000	977,089

Michigan State Housing Development Authority, 5.00% due 4/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	435,000	438,919

Michigan State Housing Development Authority, 4.00% due 10/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	1,715,000	1,783,308

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	2,000,000	2,178,040

Michigan Strategic Fund, 5.25% due 10/15/2019 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	2,550,000	2,847,177

Michigan Strategic Fund, 5.25% due 10/15/2020 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	4,025,000	4,488,599

Michigan Strategic Fund, 5.50% due 8/1/2029 put 8/1/2016 (Detroit Edison Co. Exempt Facilities Project)	A/Aa3	5,160,000	5,388,278

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa2	1,500,000	1,612,410

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,089,730

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,144,240

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital) (ETM)	NR/A1	5,855,000	6,392,840

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital)	A/A1	1,200,000	1,377,192

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital)	A/A1	2,500,000	2,879,875

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital)	A/A1	1,240,000	1,438,908

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital)	A/A1	2,000,000	2,294,480

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	445,000	468,429

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	350,000	387,163

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	570,000	632,062

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	535,000	593,898

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	625,000	695,263

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	2,200,000	2,493,722

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	4,000,000	4,533,720

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	3,000,000	3,395,370

Sparta Area Schools, Counties of Kent and Ottawa GO, 4.00% due 5/1/2016 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,000,000	1,026,810

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,159,366

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,407,281

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,518,055

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa3	1,000,000	1,154,750

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program)	A+/Aa3	4,000,000	4,056,440

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program; Insured: AMBAC)	A+/Aa3	6,000,000	6,083,160

State Building Authority of the State of Michigan, 5.00% due 10/15/2016 (Higher Education Facilities Program)	A+/Aa3	6,305,000	6,655,810

State Building Authority of the State of Michigan, 5.50% due 10/15/2017 (Various Correctional Institutions, Higher Education and Other State Facilities)	A+/Aa3	4,150,000	4,572,387

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,155,690

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,163,890

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa3	3,000,000	3,507,810

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa3	7,715,000	9,083,564

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	1,725,000	1,854,272

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	9,925,000	10,815,570

Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,089,410

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,097,700

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,136,960

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,148,040

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	AA-/A2	1,000,000	1,090,200

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,638,284

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	14,400,505

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	3,016,052

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	5,178,101

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,670,031

Western Townships Utilities Authority GO, 5.00% due 1/1/2016 (Sewage Disposal System)	AA/NR	1,670,000	1,706,840

Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,592,760

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,641,675

Minnesota — 1.62%

Cities of Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC)	AA-/NR	8,005,000	8,532,369

City of St. Cloud, 5.00% due 5/1/2016 (CentraCare Health System)	NR/A1	1,250,000	1,296,725

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	3,141,774

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,075,950

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,421,431

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	3,933,553

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,786,905

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A-/NR	1,255,000	1,350,882

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A-/NR	2,010,000	2,215,482

City of St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2021 pre-refunded 11/15/2016 (Regions Hospital)	A/Aaa	1,070,000	1,137,956

City of St. Paul Housing & Redevelopment Authority, 0.02% due 11/15/2035 put 7/1/2015 (Allina Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa2	42,865,000	42,865,000

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,292,730

Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,193,096

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA/NR	2,500,000	2,660,150

Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,622,350

Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	4,011,700

Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,422,390

Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,289,279

Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,300,820

Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	3,122,313

Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,136,973

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,484,363

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2023 (HealthPartners)	A/A2	1,000,000	1,162,610

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2024 (HealthPartners)	A/A2	600,000	700,248

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2025 (HealthPartners)	A/A2	250,000	292,348

State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements) (ETM)	NR/NR	165,000	165,675

State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements)	AA+/Aa1	9,835,000	9,876,110

Mississippi — 0.39%

City of Jackson GO, 5.00% due 10/1/2016 (Insured: AMBAC)	AA-/Aa2	1,500,000	1,516,245

Lamar County School District GO, 3.00% due 6/1/2016 (Educational and Performing Arts Capital Projects)	A/NR	1,800,000	1,839,654

Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,781,923

Medical Center Educational Building, 4.00% due 6/1/2016 (University of Mississippi Medical Center)	AA-/Aa2	3,300,000	3,401,244

Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project)	NR/NR	620,000	637,862

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,445,387

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,721,415

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,147,610

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,898,850

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,319,080

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,167,470

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,167,470

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,762,950

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,469,125

Missouri — 1.11%

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,393,051

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,384,046

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,536,153

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,938,860

Jackson County, 4.00% due 12/1/2016 (Parking Facility Projects)	NR/Aa3	500,000	523,770

Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	535,740

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	552,270

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,105,450

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	779,637

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,448,237

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (Bartle Music Hall and Municipal Auditorium Parking Garage; Insured: Natl-Re)	AA/A1	1,000,000	1,100,920

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	8,625,983

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,165,913

Missouri Development Finance Board, 4.00% due 6/1/2016 (City of Independence Electric System Projects)	A/NR	1,560,000	1,604,710

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System Projects)	A/NR	1,525,000	1,628,547

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System Projects)	A/NR	1,705,000	1,866,429

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,000,000	1,075,540

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,790,000	1,992,395

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,265,000	1,362,532

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,000,000	1,123,320

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System Projects)	A/NR	2,465,000	2,649,702

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System Projects)	A/NR	3,155,000	3,373,705

Missouri Health and Educational Facilities Authority, 4.00% due 4/1/2016 (Webster University)	NR/A2	1,685,000	1,730,798

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,065,920

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,109,750

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,113,020

Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,571,280

Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,248,754

Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,233,900

Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,790,238

Southeast Missouri State University, 5.00% due 4/1/2016 (City of Cape Girardeau Campus System Facilities)	A/NR	750,000	774,975

Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,281,349

Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,220,076

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,777,630

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,783,200

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,305,217

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,692,238

St. Louis Municipal Finance Corp., 5.00% due 2/15/2016 (City Justice Center)	A/A1	2,065,000	2,122,345

St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A1	2,000,000	2,130,800

St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A1	3,865,000	4,232,330

Nebraska — 0.11%

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2022 (Nebraska Methodist Health System)	A-/NR	1,670,000	1,905,888

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2023 (Nebraska Methodist Health System)	A-/NR	1,905,000	2,183,301

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2024 (Nebraska Methodist Health System)	A-/NR	1,400,000	1,598,674

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2025 (Nebraska Methodist Health System)	A-/NR	2,005,000	2,282,813

Nevada — 2.22%

Carson City, 4.00% due 9/1/2015 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,004,970

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,045,000	1,077,865

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,107,140

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,118,930

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	2,450,000	2,758,259

City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)	AA-/Aa3	4,000,000	4,186,880

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	4,300,000	4,630,756

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	4,000,000	4,392,440

City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	2,020,859

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,427,979

City of Reno, 5.25% due 6/1/2016 (Washoe Medical Center; Insured: AGM)	AA/A2	1,100,000	1,145,760

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,102,430

Clark County GO, 5.00% due 11/1/2017 (Southern Nevada Water Authority; Insured: AMBAC)	AA/Aa1	1,310,000	1,390,906

Clark County Improvement District, 5.00% due 12/1/2015 (Insured: AMBAC)	BBB+/NR	1,580,000	1,603,653

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	7,172,685

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,375,600

Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2015 (Insured: AMBAC)	A+/A1	4,845,000	4,845,678

Las Vegas Valley Water District GO, 5.00% due 6/1/2016	AA+/Aa1	1,000,000	1,042,800

Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA+/Aa1	1,050,000	1,135,470

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA+/Aa1	1,000,000	1,142,780

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa1	4,255,000	4,951,714

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa1	5,080,000	5,911,799

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA+/Aa1	5,000,000	5,886,950

Las Vegas Valley Water District GO, 5.00% due 6/1/2023	AA+/Aa1	15,995,000	19,118,184

Las Vegas Valley Water District GO, 5.00% due 6/1/2024	AA+/Aa1	13,825,000	16,601,198

Las Vegas Valley Water District GO, 5.00% due 6/1/2025	AA+/Aa1	7,505,000	9,058,160

Las Vegas Valley Water District GO, 5.00% due 12/1/2025	AA+/Aa1	20,000,000	24,032,000

Las Vegas Valley Water District GO, 5.00% due 6/1/2026	AA+/Aa1	18,630,000	22,213,108

State of Nevada GO, 5.00% due 12/1/2021 (Municipal Bond Bank Project Nos. R-9A through R-13F; Insured: AGM)	AA/Aa2	10,000	10,040

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,960,151

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,882,550

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Hampshire — 0.46%

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2016 (Southern New Hampshire Medical Center)	A-/NR	1,260,000	1,320,304

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2017 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,076,640

New Hampshire Health and Education Facilities Authority, 0.04% due 7/1/2033 put 7/1/2015 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	A+/Aa3	8,645,000	8,645,000

New Hampshire Health and Education Facilities Authority, 0.06% due 7/1/2033 put 7/1/2015 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	A+/Aa3	835,000	835,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2016 (Insured: Natl-Re)	AA/Aa3	2,985,000	3,139,325

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	AA/Aa3	3,130,000	3,407,850

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA+/Aa2	1,000,000	1,179,060

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA+/Aa2	2,770,000	3,331,174

New Hampshire Turnpike System, 5.00% due 2/1/2016	A+/A1	3,000,000	3,082,860

New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,587,960

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,424,953

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,150,770

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,465,922

State of New Hampshire, 5.00% due 9/1/2015 (I-93 Salem to Manchester Project)	AA/A2	825,000	831,699

New Jersey — 2.25%

Burlington County Bridge Commission, 3.00% due 12/1/2015 (County Governmental Loan Program)	AA/Aa2	1,245,000	1,259,529

Burlington County Bridge Commission, 3.00% due 12/1/2016 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,034,510

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,126,020

Camden County Improvement Authority, 5.00% due 7/1/2015 (Cooper Medical School)	A/A2	2,990,000	2,990,389

Camden County Improvement Authority, 5.00% due 7/1/2016 (Cooper Medical School)	A/A2	3,040,000	3,169,139

City of Jersey City GO, 4.00% due 8/1/2020 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,650,000	2,895,549

City of Jersey City GO, 4.00% due 8/1/2021 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,805,000	3,063,116

City of Jersey City GO, 5.00% due 8/1/2022 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,530,000	2,913,244

City of Jersey City GO, 5.00% due 8/1/2023 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,455,000	2,827,227

City of Paterson GO, 3.50% due 3/15/2017 (Debt Restructuring & City Capital Projects) (State Aid Withholding)	NR/A3	950,000	982,557

County of Essex GO, 4.00% due 6/1/2016	NR/Aa2	500,000	516,650

County of Hudson COP, 6.25% due 12/1/2016 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	AA-/A3	550,000	586,922

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	5,000,000	6,177,300

Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management, Inc. Project)	A-/NR	2,000,000	2,035,240

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hudson County Improvement Authority, 4.75% due 10/1/2015 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,000,000	2,022,460

Hudson County Improvement Authority, 4.75% due 10/1/2016 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	3,155,000	3,311,393

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,065,000	4,391,298

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,000,000	2,210,240

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,390,000	4,942,701

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,020,000	2,361,824

Middlesex County Improvement Authority, 5.00% due 9/15/2015 (Parks, Open Space, Playgrounds for Public Recreation)	AAA/Aa2	500,000	505,035

Monmouth County Improvement Authority, 5.00% due 12/1/2016 (Insured: AMBAC)	NR/NR	1,000,000	1,053,960

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction)	A-/A3	10,950,000	11,468,920

New Jersey EDA, 5.00% due 9/1/2018 pre-refunded 9/1/2015 (School Facilities Construction; Insured: Natl-Re)	AA+/A3	3,000,000	3,024,210

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	A-/A3	5,525,000	6,167,889

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	A-/A3	500,000	543,035

New Jersey EDA, 5.00% due 6/15/2022 (School Facilities Construction)	A-/A3	8,000,000	8,662,480

New Jersey EDA, 5.00% due 3/1/2023 (School Facilities Construction)	A-/A3	8,015,000	8,677,279

New Jersey EDA, 5.00% due 6/15/2023 (School Facilities Construction)	A-/A3	2,000,000	2,165,680

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	A-/A3	5,505,000	6,044,600

New Jersey EDA, 5.00% due 6/15/2024 (School Facilities Construction)	A-/A3	4,250,000	4,602,368

New Jersey EDA, 5.00% due 3/1/2025 (School Facilities Construction)	A-/A3	4,575,000	4,833,213

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	11,150,000	11,689,548

New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvement; Insured: AGM)	AA/A2	675,000	680,407

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	A+/NR	535,000	621,996

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	A+/NR	1,000,000	1,158,890

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017	AA/Aa2	1,910,000	2,062,437

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,308,520

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,398,512

New Jersey Transit Corp., 5.00% due 9/15/2021 (Urban Public Transportation Capital Improvement)	A/A3	3,395,000	3,850,270

New Jersey Transit Corp. COP, 5.00% due 9/15/2019 pre-refunded 9/15/2015 (Multi-Level Rail Cars and Parts; Insured: Natl-Re)	AA-/A3	975,000	984,604

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System)	A-/A3	1,000,000	1,089,200

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System)	A-/A3	1,000,000	1,084,990

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021 (State Transportation System)	A-/A3	2,570,000	2,789,838

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2022 (State Transportation System)	A-/A3	2,000,000	2,203,560

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2023 (State Transportation System; Insured: AMBAC)	A-/A3	3,545,000	3,901,769

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System)	A-/A3	1,660,000	1,797,631

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	AA-/A3	1,515,000	1,586,220

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A3	1,210,000	1,368,885

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A3	2,000,000	2,317,200

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A3	2,800,000	3,292,324

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A3	1,000,000	1,189,930

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,326,935

New Mexico — 0.87%

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Educational Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,645,621

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2021 pre-refunded 8/1/2016 (Educational Facilities) (State Aid Withholding)	AA/Aa1	2,425,000	2,545,207

City of Farmington, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	BBB/Baa1	3,000,000	3,013,230

City of Gallup, 5.00% due 8/15/2016 (Tri-State Generation and Transmission Assoc., Inc.; Insured: AMBAC)	A/A3	2,500,000	2,513,175

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,648,617

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,579,056

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,482,632

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,407,040

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,628,900

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,456,960

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2024 (Presbyterian Healthcare Services)	AA/Aa3	1,030,000	1,217,759

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2025 (Presbyterian Healthcare Services)	AA/Aa3	750,000	887,880

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	3,095,000	3,587,755

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	1,845,000	2,164,628

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	1,250,000	1,477,750

Santa Fe Public School District GO, 3.00% due 8/1/2015 (District School Building and Renovation Program) (State Aid Withholding)	AA/Aa1	1,000,000	1,002,440

State of New Mexico, 5.00% due 7/1/2015 (Statewide Capital Project Funding)	AA/Aa1	8,200,000	8,201,066

State of New Mexico, 5.00% due 7/1/2016 (Statewide Capital Project Funding)	AA/Aa1	10,265,000	10,748,789

New York — 9.78%

Amherst Development Corp., 5.00% due 10/1/2015 (Student Housing; Insured: AGM)	AA/A2	2,035,000	2,058,341

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,697,456

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2017 pre-refunded 8/1/2015 (City Budget Financial Management)	NR/NR	990,000	994,029

City of New York GO, 5.00% due 8/1/2017 (City Budget Financial Management)	AA/Aa2	10,000	10,042

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,591,110

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,649,406

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	9,149,542

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,530,370

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	7,833,532

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	23,648,400

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	15,460,141

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,547,260

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	9,520,000	11,353,076

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	15,485,262

City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	48,130,242

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District) (ETM)	NR/NR	4,090,000	4,248,978

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District)	AA/Aa2	4,705,000	4,889,530

Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA/Aa2	7,265,000	7,836,683

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA/Aa2	5,000,000	5,551,450

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,343,520

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A2	12,955,000	15,089,595

Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A2	24,325,000	28,572,631

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	BBB+/NR	1,425,000	1,555,231

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	BBB+/NR	1,030,000	1,146,462

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	BBB+/NR	2,000,000	2,247,240

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology)	BBB+/Baa2	1,260,000	1,367,869

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,715,000	1,927,386

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	3,030,912

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	2,980,211

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	11,397,200

New York City Housing Development Corp., 0.80% due 11/1/2015 (Multi-Family Housing)	AA+/Aa2	1,820,000	1,820,692

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Municipal Water Finance Authority, 0.05% due 6/15/2035 put 7/1/2015 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	40,000,000	40,000,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2048 put 7/1/2015 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa2	32,000,000	32,000,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 7/1/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	45,750,000	45,750,000

New York City Transitional Finance Authority, 5.00% due 11/1/2015 (City Capital Projects & WTC Recovery Costs) (ETM)	NR/NR	3,630,000	3,687,681

New York City Transitional Finance Authority, 5.00% due 11/1/2015 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,370,000	1,392,413

New York City Transitional Finance Authority, 5.00% due 7/15/2016 (School Financing Act) (State Aid Withholding)	AA/Aa2	3,155,000	3,307,576

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	5,000,000	5,308,450

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,680,000	13,462,229

New York City Transitional Finance Authority, 5.00% due 11/1/2017 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,000,000	1,016,480

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA/Aa2	4,865,000	5,359,916

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	2,000,000	2,256,140

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,500,000	1,692,630

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	11,730,000	13,236,367

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	3,075,000	3,469,892

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,645,000	1,856,251

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,725,000	14,359,144

New York City Transitional Finance Authority, 0.03% due 11/1/2042 put 7/1/2015 (School Financing Act; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	27,500,000	27,500,000

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	5,000,000	5,393,900

New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa2	4,945,000	5,360,528

New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA/NR	5,280,000	5,897,707

New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,947,312

New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	360,162

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,808,075

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,566,432

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,820,661

New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	693,363

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 7/1/2019 (New York Department of Health Projects; Insured: Natl-Re)	AA/Aa2	6,975,000	7,002,412

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,415,693

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,822,560

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	3,029,054

New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	69,341,400

New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,156,350

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,144,980

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM)	AA/NR	1,250,000	1,457,938

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,449,335

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,162,660

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,221,858

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	525,812

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM)	AA/NR	1,100,000	1,295,503

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,472,163

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	879,443

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program; Insured: AGM)	AA/NR	1,800,000	2,128,824

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	354,804

New York State Dormitory Authority, 5.00% due 10/1/2023 (School Districts Financing Program; Insured: AGM)	AA/NR	2,500,000	2,983,925

New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	2,000,000	2,354,460

New York State Dormitory Authority, 5.00% due 10/1/2024 (School Districts Financing Program; Insured: AGM)	AA/NR	2,000,000	2,407,000

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/A3	5,000,000	5,032,100

New York State Environmental Facilities Corp., 4.00% due 11/15/2017 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,095,000	2,100,677

New York State Environmental Facilities Corp., 4.00% due 11/15/2018 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,170,000	2,175,251

New York State Thruway Authority, 5.00% due 4/1/2017 pre-refunded 10/1/2015 (Second General Highway & Bridge Trust; Insured: Natl-Re)	AA-/A3	345,000	349,140

New York State Thruway Authority, 5.00% due 4/1/2017 (Second General Highway & Bridge Trust; Insured: Natl-Re)	AA/A3	2,255,000	2,282,240

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge Project)	A-/A3	5,000,000	5,644,650

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,290,540

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,900,275

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,514,290

New York State Thruway Authority, 5.00% due 1/1/2024 (Governor Thomas E. Dewey Thruway)	A/A2	1,000,000	1,187,900

New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	21,471,390

New York State Thruway Authority, 5.00% due 1/1/2025 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,390,700

Patchogue-Medford Union Free School District GO, 4.25% due 10/1/2015 (Insured: MBIA) (State Aid Withholding)	AA-/A3	1,000,000	1,009,560

Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)	AA/Aa3	4,725,000	5,144,155

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,715,900

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,739,400

Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,661,550

Suffolk County IDA Civic Facilities GO, 5.25% due 3/1/2019 (New York Institute of Technology)	BBB+/Baa2	1,400,000	1,414,098

Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA/NR	3,725,000	4,141,790

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	6,092,391

United Nations Development Corp., 5.00% due 7/1/2016 (One, Two and Three U.N. Plaza Project)	NR/A1	3,400,000	3,552,864

United Nations Development Corp., 5.00% due 7/1/2017 (One, Two and Three U.N. Plaza Project)	NR/A1	3,000,000	3,242,340

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	4,000,000	4,528,600

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A1	1,000,000	1,184,970

North Carolina — 1.87%

Catawba County, 4.00% due 10/1/2015	AA-/Aa2	1,620,000	1,635,698

Catawba County, 4.00% due 10/1/2016	AA-/Aa2	1,000,000	1,043,390

Catawba County, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,069,770

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2016 (Carolinas HealthCare System)	AA-/Aa3	3,520,000	3,607,261

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,129,020

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	652,482

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,668,434

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	932,626

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,643,110

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,306,490

City of Charlotte COP, 5.00% due 12/1/2020 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,000,000	1,166,650

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Charlotte COP, 5.00% due 12/1/2021 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,100,000	1,293,138

City of Charlotte COP, 5.00% due 12/1/2022 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,405,000	2,834,317

City of Charlotte COP, 5.00% due 12/1/2023 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,145,000	2,535,519

City of Charlotte COP, 5.00% due 12/1/2025 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,290,000	2,725,947

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa2	1,000,000	1,185,320

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa2	750,000	897,645

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa2	600,000	723,150

County of Dare, 4.00% due 6/1/2016 (Educational Facility Capital Projects)	AA-/Aa3	500,000	516,345

County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA-/Aa3	400,000	424,172

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA-/Aa3	425,000	459,204

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA-/Aa3	500,000	547,700

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA-/Aa3	765,000	844,361

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA-/Aa3	1,225,000	1,428,570

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA-/Aa3	490,000	537,800

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA-/Aa3	700,000	820,764

County of Mecklenburg GO, 4.00% due 8/1/2015	AAA/Aaa	3,135,000	3,145,408

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	578,270

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,242,173

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	583,180

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,281,835

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	650,029

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	472,748

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2016 (Insured: AMBAC)	A-/NR	1,700,000	1,740,018

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC)	NR/Baa1	7,500,000	8,400,825

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC)	AA+/Aa1	5,965,000	6,700,365

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 (Insured: AGM)	AA/A3	3,105,000	3,414,134

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021	A-/Baa1	5,000,000	5,758,250

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022	A-/Baa1	4,715,000	5,467,467

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	3,120,000	3,333,314

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	15,000,000	16,086,300

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	4,500,000	5,061,735

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	1,550,000	1,708,859

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	1,000,000	1,145,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,105,950

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	27,349,004

Winston-Salem State University, 4.00% due 4/1/2016 (Student Housing and Student Services Facilities)	A-/A3	640,000	654,746

Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A-/A3	645,000	673,702

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	897,364

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,059,572

North Dakota — 0.06%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,686,004

North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	AA/NR	1,460,000	1,547,658

Ohio — 3.31%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,157,870

Allen County Hospital Facilities, 5.00% due 9/1/2015 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,079,600

Allen County Hospital Facilities, 5.00% due 9/1/2016 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,499,800

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	5,500,000	6,083,275

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A3	5,595,000	6,348,926

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,138,857

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,479,036

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,204,272

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	2,690,000	3,257,536

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,859,664

City of Akron GO, 5.00% due 12/1/2018 pre-refunded 12/1/2015 (Various Municipal Capital Projects; Insured: AMBAC)	AA+/Aa3	2,425,000	2,473,063

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,942,215

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	690,000	710,804

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	543,430

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	662,208

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	573,914

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	592,125

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	632,761

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	668,012

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,063,049

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	704,784

City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA/A1	1,030,000	1,211,342

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	1,155,000	1,366,954

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	745,611

City of Cleveland COP, 5.00% due 11/15/2016 (Cleveland Stadium)	A/A2	2,200,000	2,325,862

City of Cleveland COP, 4.75% due 11/15/2020 (Cleveland Stadium)	A/A2	2,000,000	2,243,980

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,470,533

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,322,662

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,602,526

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,333,860

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,355,780

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,839,826

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,059,925

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,162,661

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA/A2	2,035,000	2,343,140

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,130,140

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	804,580

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,158,670

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,355,280

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,286,840

County of Clermont, 2.00% due 8/1/2016 (Sanitary Sewer System)	NR/Aa3	1,325,000	1,343,020

County of Clermont, 2.00% due 8/1/2016 (Water System )	NR/Aa3	1,855,000	1,880,432

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,532,152

County of Cuyahoga COP, 5.00% due 12/1/2019 (Convention Hotel Project)	AA-/Aa3	2,585,000	2,952,173

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/Aa3	9,725,000	11,404,410

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/Aa3	5,645,000	6,668,438

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/Aa3	11,515,000	13,519,301

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	3,235,000	3,354,533

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,075,320

Franklin County Convention Facilities Authority, 4.50% due 12/1/2021 (Greater Columbus Convention Center; Insured: AMBAC)	AA/Aaa	1,000,000	1,017,050

Franklin County Convention Facilities Authority, 5.00% due 12/1/2021 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,178,210

Franklin County Convention Facilities Authority, 5.00% due 12/1/2022 (Greater Columbus Convention Center)	AA/Aaa	500,000	592,620

Franklin County Convention Facilities Authority, 5.00% due 12/1/2024 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,197,800

Garfield Heights City School District GO, 5.375% due 12/15/2016 (School Improvements; Insured: Natl-Re)	NR/A2	1,625,000	1,724,938

Greater Cleveland Regional Transportation Authority GO, 5.00% due 12/1/2015 (Insured: Natl-Re)	NR/Aa1	1,000,000	1,019,180

Kent State University, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa3	1,000,000	1,130,130

Ohio Higher Educational Facility Commission, 0.03% due 1/1/2043 put 7/1/2015 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	11,350,000	11,350,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ohio State Air Quality Development Authority, 5.625% due 6/1/2018 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,000,000	5,488,400

Ohio State Air Quality Development Authority, 5.75% due 6/1/2033 put 12/1/2011 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,800,000	6,032,870

Ohio State Building Authority, 5.00% due 10/1/2015 (Insured: Natl-Re)	AA/Aa2	4,600,000	4,656,304

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,939,139

Ohio State Water Development Authority, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,500,000	5,726,050

Ohio State Water Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	2,000,000	2,070,180

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities Project)	NR/Aa3	1,550,000	1,629,887

RiverSouth Authority, 5.00% due 12/1/2016 pre-refunded 12/1/2015 (RiverSouth Area Redevelopment)	AA+/Aa2	2,380,000	2,427,386

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,864,100

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,097,410

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,115,140

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,451,087

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,171,200

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,951,625

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	5,000,000	5,020,850

State of Ohio GO, 5.00% due 8/1/2015 (Higher Education Facility Projects)	AA+/Aa1	6,010,000	6,035,062

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,869,734

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	3,500,000	3,662,365

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,754,485

University of Toledo, 3.50% due 6/1/2016 (Higher Education Facilities)	A/A1	1,000,000	1,026,510

Youngstown City School District GO, 3.00% due 12/1/2015 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,010,420

Youngstown City School District GO, 3.00% due 12/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,440,000	1,484,885

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,580,951

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,681,331

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,770,010

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,852,331

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,893,232

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,944,003

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,810,687

Oklahoma — 1.75%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,525,733

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	2,986,922

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,550,717

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa3	3,630,000	3,675,919

Comanche County Hospital Authority, 5.25% due 7/1/2015 (Insured: Radian) (ETM)	AA/A3	1,340,000	1,340,188

Oklahoma County Finance Authority, 3.00% due 9/1/2015 (Western Heights Public Schools)	A+/NR	375,000	376,691

Oklahoma County Finance Authority, 5.00% due 9/1/2016 (Western Heights Public Schools)	A+/NR	3,000,000	3,144,870

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,406,094

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	269,428

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,340,671

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,291,420

Oklahoma County ISD No. 1 GO, 1.00% due 1/1/2016	A+/NR	4,075,000	4,088,692

Oklahoma DFA, 5.00% due 8/15/2017 (INTEGRIS Health) (ETM)	AA-/Aa3	4,375,000	4,763,850

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health) (ETM)	AA-/Aa3	500,000	560,235

Oklahoma DFA, 5.00% due 8/15/2022 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,171,580

Oklahoma DFA, 5.00% due 8/15/2023 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,178,460

Oklahoma DFA, 5.00% due 8/15/2024 (INTEGRIS Health)	AA-/Aa3	1,225,000	1,447,962

Oklahoma DFA, 5.00% due 8/15/2025 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,182,480

Oklahoma State Industrial Authority, 5.00% due 7/1/2016 (Medical Research Foundation)	NR/A2	1,165,000	1,213,289

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation)	NR/A2	1,075,000	1,159,785

Oklahoma Turnpike Authority, 0.02% due 1/1/2028 put 7/1/2015 (Creek Turnpike and John Kilpatrick Turnpike Systems; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	70,715,000	70,715,000

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,796,106

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	9,976,473

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2016 (Broken Arrow School District)	AA/NR	1,725,000	1,747,028

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,526,360

Oregon — 0.24%

Oregon Facilities Authority, 5.00% due 3/15/2016 (Legacy Health System)	AA-/A1	1,000,000	1,030,290

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	AA-/A1	1,100,000	1,184,370

Polk County Dallas School District No. 2 GO, 0% due 6/15/2017 (Capital Improvements)	AA+/NR	2,270,000	2,219,969

Polk County Dallas School District No. 2 GO, 0% due 6/15/2019 (Capital Improvements)	AA+/NR	515,000	481,886

Polk County Dallas School District No. 2 GO, 0% due 6/15/2021 (Capital Improvements)	AA+/NR	1,475,000	1,289,150

State of Oregon GO, 0.03% due 6/1/2028 put 7/1/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	4,600,000	4,600,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Oregon GO, 0.03% due 6/1/2040 put 7/1/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	3,000,000	3,000,000

State of Oregon GO, 0.03% due 12/1/2041 put 7/1/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	3,400,000	3,400,000

Pennsylvania — 4.96%

Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)	A/A2	1,250,000	1,309,913

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,450,577

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	2,000,786

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2020 (Duquesne University of the Holy Spirit)	A-/A2	250,000	286,015

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2023 (Duquesne University of the Holy Spirit)	A-/A2	300,000	348,831

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2024 (Duquesne University of the Holy Spirit)	A-/A2	500,000	584,280

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2025 (Duquesne University of the Holy Spirit)	A-/A2	1,145,000	1,342,959

Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,239,640

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	2,041,856

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,544,001

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,670,293

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	2,100,000	2,342,046

Altoona Area School District GO, 3.25% due 12/1/2016 (Insured: AGM) (State Aid Withholding)	AA/NR	1,475,000	1,526,595

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,374,810

Athens Area School District GO, 2.00% due 4/15/2016 (Insured: AGM) (State Aid Withholding)	NR/A2	470,000	475,518

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A2	2,600,000	2,718,950

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A2	2,680,000	2,771,763

Beaver County IDA, 4.00% due 1/1/2035 put 7/1/2021 (FirstEnergy Nuclear Generation Corp.)	NR/Baa3	18,000,000	18,009,540

Chester County School Authority, 5.00% due 4/1/2016 pre-refunded 10/1/2015 (Intermediate School; Insured: AMBAC)	A+/NR	1,915,000	1,937,980

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA/A1	5,570,000	6,028,244

City of Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)	AA/A2	3,315,000	3,327,862

City of Philadelphia Gas Works, 5.00% due 10/1/2017 (Insured: AMBAC)	A-/Baa2	400,000	431,624

City of Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)	AA/A2	1,395,000	1,540,429

City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)	AA/A1	3,030,000	3,196,074

City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)	AA/A1	2,210,000	2,336,368

City of Pittsburgh GO, 5.25% due 9/1/2018 pre-refunded 9/1/2016 (Insured: AGM)	AA/A1	3,240,000	3,421,116

City of Pittsburgh GO, 5.00% due 9/1/2022 (Insured: BAM)	AA/A1	1,100,000	1,290,993

Commonwealth of Pennsylvania GO, 5.00% due 10/1/2022 pre-refunded 10/1/2016 (Capital Facilities)	AA-/Aa3	575,000	607,413

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2023 (Capital Facilities)	AA-/Aa3	19,125,000	22,383,517

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2024 (Capital Facilities)	AA-/Aa3	15,500,000	18,235,750

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2025 (Capital Facilities)	AA-/Aa3	14,825,000	17,459,551

Commonwealth of Pennsylvania State Public School Building Authority, 5.00% due 10/1/2016 (Harrisburg Area Community College Project)	A/NR	1,390,000	1,456,247

County of Luzerne GO, 5.00% due 11/15/2021 (Insured: AGM)	AA/NR	2,680,000	3,045,659

County of Luzerne GO, 5.00% due 11/15/2022 (Insured: AGM)	AA/NR	2,560,000	2,898,227

County of Luzerne GO, 5.00% due 11/15/2023 (Insured: AGM)	AA/NR	2,600,000	2,950,584

County of Luzerne GO, 5.00% due 11/15/2024 (Insured: AGM)	AA/NR	4,000,000	4,528,440

Cumberland Valley School District GO, 5.00% due 11/15/2018 (Insured: AGM) (State Aid Withholding)	NR/Aa3	3,590,000	3,653,758

Economy Borough Municipal Authority, 3.00% due 12/15/2016 (Beaver County Sewer System; Insured: BAM)	AA/NR	505,000	520,519

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	456,889

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	665,240

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,290,177

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 2/15/2021 put 7/1/2015 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	34,450,000	34,450,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2025 put 7/1/2015 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	32,290,000	32,290,000

Lancaster County Hospital Authority, 3.00% due 11/1/2016 (Masonic Villages Project)	A/NR	1,550,000	1,593,105

Lancaster County Hospital Authority, 4.00% due 11/1/2017 (Masonic Villages Project)	A/NR	865,000	917,376

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,105,000	1,230,351

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,115,956

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,000,000	4,698,560

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,769,312

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,456,800

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A/NR	3,000,000	3,431,640

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	538,495

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,270,154

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,263,484

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	1,968,790

Pennsylvania Economic DFA, 5.00% due 7/1/2016 (Pennsylvania Dept. of Labor and Industry)	AA+/Aaa	10,000,000	10,471,300

Pennsylvania Economic DFA, 1.75% due 12/1/2033 put 12/1/2015 (Waste Management, Inc.)	A-/NR	2,000,000	2,006,860

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Pennsylvania Economic DFA, 3.00% due 12/1/2037 put 9/1/2015 (PPL Energy Supply)	BB-/Ba3	14,000,000	14,039,340

[a]	Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,322,288

	Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,836,797

	Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,872,322

	Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,209,569

	Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School)	BBB+/NR	605,000	632,219

	Philadelphia Parking Authority, 5.00% due 9/1/2016	A/A1	1,500,000	1,570,800

	Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,099,601

	Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	A+/A1	2,270,000	2,425,972

	Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/A1	18,410,000	20,668,171

	Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/A1	4,210,000	4,726,399

	Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	A+/A1	2,265,000	2,550,752

	Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	2,967,854

	Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,658,073

	Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,815,490

	Plum Borough School District GO, 2.00% due 9/15/2015 (Insured: BAM) (State Aid Withholding)	AA/NR	850,000	852,865

	Plum Borough School District GO, 3.00% due 9/15/2016 (Insured: BAM) (State Aid Withholding)	AA/NR	750,000	770,303

	Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	250,078

	Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	799,762

	Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	426,539

	Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	432,008

	Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,317,896

	Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,599,627

	Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,769,422

	Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,635,205

	Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,737,295

	Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	546,173

	Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,216,835

	School District of Pittsburgh GO, 5.50% due 9/1/2016 (Insured: AGM) (State Aid Withholding)	AA/Aa3	4,000,000	4,228,000

	Wayne County Hospital and HFA, 2.00% due 7/1/2016 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	500,000	507,090

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,000,000	1,019,780

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	636,913

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,230,966

West Mifflin Area School District GO, 3.70% due 10/1/2015 (Insured: AGM) (State Aid Withholding) (ETM)	AA/A2	2,210,000	2,229,050

Rhode Island — 1.59%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	977,062

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,439,313

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,524,302

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,374,540

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,726,834

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,865,901

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/Aa3	5,615,000	6,199,128

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/Aa3	7,310,000	8,235,958

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,728,029

Rhode Island Health & Educational Building Corp., 4.00% due 9/15/2015 (University of Rhode Island Auxiliary Enterprise)	A+/A1	500,000	503,750

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	860,805

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,626,898

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2015 (Shepard’s Building; Insured: AGM)	AA/Aa3	800,000	809,656

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	684,192

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School Project)	AA-/Aa3	1,575,000	1,796,004

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,588,015

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School Project)	AA-/Aa3	1,405,000	1,622,663

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,326,360

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School Project)	AA-/Aa3	3,540,000	4,117,657

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation Project)	AA-/Aa3	2,020,000	2,344,897

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,449,986

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School Project)	AA-/Aa3	3,620,000	4,223,309

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,759,395

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School Project)	AA-/Aa3	1,705,000	1,999,846

	State of Rhode Island and Providence Plantations COP, 5.00% due 11/1/2024 (Information Technology Project)	AA-/Aa3	3,010,000	3,543,342

	State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,783,050

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,727,324

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,353,348

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	19,421,019

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,132,850

	State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,583,773

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,132,580

	South Carolina — 0.46%

	Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	AA-/NR	550,000	630,575

	Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	AA-/NR	1,000,000	1,153,320

	Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	AA-/NR	2,000,000	2,321,740

[a]	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2016 (Convention Center Complex)	AA-/NR	1,560,000	1,639,061

	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	710,000	767,041

	County of Charleston, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,141,212

	County of Charleston, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	2,930,426

	Greenville County School District, 5.50% due 12/1/2016 (Building Equity Sooner for Tomorrow)	AA/Aa2	3,500,000	3,744,580

	Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,142,890

	Greenwood Fifty Facilities School District, 5.00% due 12/1/2015 (Insured: AGM)	AA/A1	1,000,000	1,019,130

	Greenwood Fifty Facilities School District, 5.00% due 12/1/2016 (Insured: AGM)	AA/A1	1,000,000	1,058,270

	Lexington One School Facilities Corp., 5.00% due 12/1/2015 (Lexington County School District No. 1) (ETM)	NR/Aa3	1,000,000	1,019,910

	Piedmont Municipal Power Agency, 5.00% due 1/1/2016 (Electric Generation and Transmission Facilities)	A-/Baa1	490,000	501,358

	Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	4,467,242

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2021 (School District of Pickens County)	A/A1	1,810,000	2,102,894

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2022 (School District of Pickens County)	A/A1	500,000	583,760

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2023 (School District of Pickens County)	A/A1	1,000,000	1,172,220

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2024 (School District of Pickens County)	A/A1	1,010,000	1,189,013

	SCAGO Educational Facilities Corp., 5.00% due 12/1/2025 (School District of Pickens County)	A/A1	1,000,000	1,171,090

	South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2015 (CareAlliance Health Services; Insured: AGM) (ETM)	NR/A2	3,000,000	3,017,820

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota — 0.35%

South Dakota Building Authority, 4.50% due 6/1/2016 (Insured: Natl-Re) (ETM)	AA+/A3	2,000,000	2,075,320

South Dakota Building Authority, 5.00% due 6/1/2022	AA+/Aa2	500,000	588,410

South Dakota Building Authority, 5.00% due 6/1/2024	AA+/Aa2	1,000,000	1,181,480

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2015 (Regional Health)	NR/A1	1,390,000	1,401,315

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2015 (Sanford Health)	A+/A1	1,310,000	1,330,528

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2016 (Regional Health)	NR/A1	1,000,000	1,049,860

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,332,173

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,192,092

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,453,964

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,415,926

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,110,530

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,653,939

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,148,720

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,938,269

South Dakota Housing Development Authority, 4.00% due 11/1/2016 (Single Family Mtg)	NR/Aa3	1,040,000	1,081,985

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa3	1,055,000	1,119,207

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa3	1,165,000	1,255,835

Tennessee — 0.52%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015	NR/Baa1	3,500,000	3,561,250

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa1	6,000,000	6,671,880

Hallsdale-Powell Utility District, 3.00% due 4/1/2016	AA/NR	500,000	509,720

Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015	A-/A3	3,000,000	3,021,240

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	A-/A3	5,000,000	5,281,300

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	A-/A3	11,000,000	11,901,670

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	A-/A3	5,000,000	5,542,050

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	A-/A3	1,190,000	1,353,922

Texas — 11.23%

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus) (ETM)	AA/Aa2	1,500,000	1,638,120

Bexar Metropolitan Water District, 4.50% due 5/1/2021 (Waterworks System; Insured: Natl-Re)	AA-/A1	1,200,000	1,238,712

Brazos River Authority, 4.90% due 10/1/2015 (Houston Industries, Inc. Project; Insured: Natl-Re)	AA-/A3	4,685,000	4,735,036

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,491,259

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	3,370,000	3,424,122

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A2	3,000,000	3,542,490

City of Austin, 5.00% due 5/15/2016 (Water and Wastewater System; Insured: Natl-Re)	AA/Aa2	1,500,000	1,527,525

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,135,026

City of Beaumont, 5.00% due 9/1/2023 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	5,000,000	5,934,500

City of Beaumont, 5.00% due 9/1/2024 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	2,500,000	2,950,350

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,726,515

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,771,560

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,787,670

City of Bryan, 5.00% due 7/1/2015 (Electric System)	A+/A2	1,150,000	1,150,150

City of Bryan, 5.00% due 7/1/2019 (Electric System)	A+/A2	8,000,000	8,555,360

City of Denton GO, 4.00% due 2/15/2016	AA+/Aa2	3,535,000	3,616,941

City of Denton GO, 5.00% due 2/15/2017	AA+/Aa2	3,675,000	3,931,882

City of Denton GO, 5.00% due 2/15/2019	AA+/Aa2	3,990,000	4,515,204

City of Denton GO, 5.00% due 2/15/2020	AA+/Aa2	4,195,000	4,721,011

City of Houston, 5.00% due 7/1/2015 (Airport System)	AA-/Aa3	2,600,000	2,600,338

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,729,584

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,110,490

City of Houston, 0% due 9/1/2020 (Convention & Entertainment Facilities; Insured: AGM/AMBAC)	AA/A2	3,650,000	3,137,722

City of Houston, 5.00% due 9/1/2020 (Convention & Entertainment Facilities)	A-/A2	650,000	747,351

City of Houston, 5.00% due 9/1/2021 (Convention & Entertainment Facilities)	A-/A2	1,500,000	1,736,625

City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/Aa2	3,000,000	3,555,630

City of Houston, 5.00% due 9/1/2022 (Convention & Entertainment Facilities)	A-/A2	600,000	694,740

City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	5,000,000	5,971,200

City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/Aa2	4,445,000	5,324,621

City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	6,020,900

City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/Aa2	7,250,000	8,745,457

City of Houston, 5.00% due 9/1/2024 (Convention & Entertainment Facilities)	A-/A2	1,215,000	1,420,857

City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	6,073,750

City of Laredo, 5.00% due 3/15/2021 (Sports Venues; Insured: AGM)	AA/A1	600,000	693,822

City of Laredo, 5.00% due 3/15/2022 (Sports Venues; Insured: AGM)	AA/A1	2,000,000	2,321,960

City of Laredo, 5.00% due 3/15/2023 (Sports Venues; Insured: AGM)	AA/A1	1,500,000	1,749,705

City of Laredo, 5.00% due 3/15/2024 (Sports Venues; Insured: AGM)	AA/A1	300,000	351,027

City of Laredo GO, 5.00% due 2/15/2018 pre-refunded 2/15/2017 (Streets, Sidewalks, Drainage, Signals, Lighting; Insured: Natl-Re)	AA/Aa2	2,000,000	2,140,320

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,325,000	2,680,818

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,000,000	2,306,080

City of Lubbock GO, 5.00% due 2/15/2021 (Waterworks System)	AA+/Aa2	7,490,000	8,739,407

City of Lubbock GO, 5.00% due 2/15/2022 (Waterworks System)	AA+/Aa2	2,895,000	3,401,654

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	500,000	593,340

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	4,180,000	4,960,322

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,460,000	5,322,073

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,440,000	5,298,208

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	7,735,000	9,291,127

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	5,725,000	6,876,755

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word Project)	NR/A3	3,620,000	4,168,177

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word Project)	NR/A3	1,000,000	1,158,530

City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	23,647,400

City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,537,410

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,705,606

City of Weslaco GO, 5.25% due 2/15/2019 (Waterworks and Sewer System; Insured: Natl-Re)	AA-/A2	2,835,000	3,002,038

Clifton Higher Education Finance Corp., 5.00% due 8/15/2016 (IDEA Public Schools)	BBB/NR	225,000	234,522

Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	338,587

Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	358,023

Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	500,603

Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,245,684

Collin County GO, 5.00% due 2/15/2016 (Road and Highway Construction)	AAA/Aaa	1,465,000	1,508,569

Corpus Christi Business & Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	716,906

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A+/A1	5,240,000	4,930,159

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A+/A1	5,200,000	5,766,176

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,160,000	1,239,274

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,260,000	1,346,108

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	1,935,000	2,059,982

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	2,035,000	2,166,441

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	A-/A3	2,175,000	2,309,284

Decatur ISD GO, 3.00% due 8/15/2015 (Wise County; Guaranty: PSF)	AAA/NR	1,710,000	1,716,139

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,216,932

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,214,160

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,518,280

Guadalupe-Blanco River Authority, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB/Baa1	5,000,000	5,443,950

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2016 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	500,000	520,155

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	800,000	851,184

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,132,820

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,284,820

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,878,223

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2023 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	500,000	584,950

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2024 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	350,000	412,055

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2025 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	1,000,000	1,180,190

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2015 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,450,000	1,476,158

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,365,000	1,537,263

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,000,000	1,151,790

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	234,094

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	471,748

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	3,000,000	3,553,050

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2025 (Memorial Hermann Health)	A+/A1	2,845,000	3,325,549

Harris County GO, 4.00% due 10/1/2015 (County Permanent Improvements)	AAA/NR	2,995,000	3,024,231

Harris County GO, 5.00% due 10/1/2015 (County Permanent Improvements)	AAA/NR	4,000,000	4,049,160

Harris County Health Facilities Development Corp., 5.00% due 7/1/2016 (CHRISTUS Health System; Insured: AGM)	AA/A1	6,260,000	6,536,254

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Healthcare System; LOC: JPMorgan Chase Bank, N.A.)	NR/A1	1,245,000	1,486,181

Harris County Health Facilities Development Corp., 0.02% due 10/1/2041 put 7/1/2015 (Texas Children’s Hospital; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	79,245,000	79,245,000

Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	AA-/A2	1,500,000	1,585,500

Harris County-Houston Sports Authority, 5.00% due 11/15/2022 (Insured: AGM)	AA/A2	5,410,000	6,341,007

Harris County-Houston Sports Authority, 5.00% due 11/15/2023 (Insured: AGM)	AA/A2	9,475,000	11,126,682

Harris County-Houston Sports Authority, 5.00% due 11/15/2024 (Insured: AGM)	AA/A2	7,930,000	9,346,139

Hays County GO, 5.00% due 2/15/2022	AA/NR	750,000	878,730

Hays County GO, 5.00% due 2/15/2023	AA/NR	1,500,000	1,769,685

Hays County GO, 5.00% due 2/15/2024	AA/NR	1,300,000	1,541,293

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hays County GO, 5.00% due 2/15/2025	AA/NR	500,000	594,035

Houston Higher Education Finance Corp., 5.00% due 8/15/2016 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	880,000	922,636

Houston Higher Education Finance Corp., 5.00% due 8/15/2017 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	925,000	1,001,794

Houston Higher Education Finance Corp., 5.00% due 8/15/2019 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,020,000	1,157,578

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	1,645,000	1,875,695

Houston Higher Education Finance Corp., 5.00% due 8/15/2021 (KIPP Inc.; Guaranty: PSF)	AAA/NR	300,000	348,036

Houston Higher Education Finance Corp., 5.00% due 8/15/2022 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,185,000	1,381,769

Houston ISD GO, 3.00% due 7/15/2015 (Harris County School Buildings)	AA+/Aaa	2,000,000	2,002,380

Houston ISD GO, 2.00% due 6/1/2037 put 6/1/2016 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,105,200

Hutto ISD GO, 0% due 8/1/2017 pre-refunded 8/1/2016 (Guaranty: PSF)	AAA/NR	2,170,000	2,058,788

Irving ISD GO, 0% due 2/15/2017 pre-refunded 2/15/2016 (Guaranty: PSF)	NR/Aaa	155,000	147,283

Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)	AAA/Aaa	845,000	803,080

Kerrville Health Facilities Development Corp., 5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)	BBB/NR	4,000,000	4,059,840

Laredo Community College District GO, 5.00% due 8/1/2019 (School Facilities Improvements)	AA-/Aa3	880,000	1,001,422

Laredo Community College District GO, 5.00% due 8/1/2020 (School Facilities Improvements)	AA-/Aa3	1,360,000	1,571,126

Laredo Community College District GO, 5.00% due 8/1/2022 (School Facilities Improvements)	AA-/Aa3	655,000	764,352

Laredo Community College District GO, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	610,000	715,652

Laredo Community College District GO, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	715,000	842,499

Lower Colorado River Authority, 5.875% due 5/15/2016 (Insured: BHAC/FSA)	NR/Aa1	2,210,000	2,220,387

Lower Colorado River Authority, 5.00% due 5/15/2025 pre-refunded 5/15/2022	NR/NR	55,000	65,581

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A2	8,020,000	9,130,690

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,023,667

North East ISD GO, 5.00% due 8/1/2016 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	2,000,000	2,101,540

North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	44,745,000	44,804,958

North Texas University, 5.00% due 4/15/2016	NR/Aa2	2,250,000	2,332,485

Northside ISD GO, 2.00% due 6/1/2039 put 6/1/2019 (Educational Facilities; Guaranty: PSF)	NR/Aaa	2,185,000	2,213,339

Nueces River Authority, 5.00% due 7/15/2015 (City of Corpus Christi Lake Texana Project; Insured: AGM)	AA/Aa3	1,000,000	1,001,990

Pasadena ISD GO, 3.00% due 2/15/2044 put 8/15/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	8,775,000	9,290,619

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,086,280

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,910,198

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,858,075

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,061,629

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,600,000	1,761,952

State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	195,000,000	195,456,300

Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2016 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,280,000	2,397,283

Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,000,000	2,176,440

Tarrant County Cultural Education Facilities Finance Corp., 0.01% due 10/1/2041 put 7/1/2015 (Methodist Hospitals of Dallas; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	62,000,000	62,000,000

Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA/A2	10,000,000	10,883,100

Texas Public Finance Authority, 5.00% due 10/15/2015 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,450,000	1,469,807

Texas Public Finance Authority, 5.00% due 7/1/2017 pre-refunded 1/1/2016 (Unemployment Compensation)	AAA/Aaa	15,500,000	15,872,930

Texas Transportation Commission, 5.00% due 8/15/2022 (Central Texas Turnpike System)	BBB+/Baa1	400,000	459,864

Texas Transportation Commission, 5.00% due 8/15/2023 (Central Texas Turnpike System)	BBB+/Baa1	730,000	841,121

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,156,990

Uptown Development Authority, 5.00% due 9/1/2015 (Infrastructure Improvements)	BBB/NR	1,370,000	1,380,357

Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,700,349

Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	2,060,553

Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,183,574

Walnut Creek Special Utility District, 4.00% due 1/10/2020 (Water System Improvements; Insured: BAM)	AA/NR	520,000	567,523

Walnut Creek Special Utility District, 4.00% due 1/10/2021 (Water System Improvements; Insured: BAM)	AA/NR	445,000	484,690

Walnut Creek Special Utility District, 5.00% due 1/10/2022 (Water System Improvements; Insured: BAM)	AA/NR	525,000	602,459

Walnut Creek Special Utility District, 5.00% due 1/10/2024 (Water System Improvements; Insured: BAM)	AA/NR	750,000	868,110

West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	AA-/A1	2,140,000	2,317,192

U.S. Virgin Islands — 0.12%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Matching Fund Loan Diageo Project)	NR/Baa3	7,690,000	8,574,427

Utah — 1.31%

City of Murray, 0.03% due 5/15/2037 put 7/1/2015 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	38,390,000	38,390,000

South Valley Water Reclamation Facility, 5.00% due 8/15/2024 pre-refunded 8/15/2015 (Sewer Treatment Facility Improvements; Insured: AMBAC)	A+/NR	2,110,000	2,122,470

Utah Transit Authority, 5.00% due 6/15/2022 (Integrated Mass Transit System)	A+/A1	710,000	835,159

Utah Transit Authority, 5.00% due 6/15/2023 (Integrated Mass Transit System)	A+/A1	775,000	919,290

Utah Transit Authority, 5.00% due 6/15/2024 (Integrated Mass Transit System)	A+/A1	825,000	984,431

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Utah Transit Authority, 5.00% due 6/15/2025 (Integrated Mass Transit System)	A+/A1	1,235,000	1,469,057

Weber County, 0.03% due 2/15/2031 put 7/1/2015 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	29,800,000	29,800,000

Weber County, 0.03% due 2/15/2035 put 7/1/2015 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	20,700,000	20,700,000

Vermont — 0.28%

Vermont Colleges GO, 4.00% due 7/1/2017	A/NR	3,650,000	3,779,064

Vermont EDA, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	16,227,615

Virginia — 0.29%

Fairfax County EDA, 5.00% due 8/1/2016 (Wiehle Avenue Metrorail Station Parking Project)	AA+/Aa2	2,600,000	2,728,492

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	5,000,000	5,048,600

Fairfax County GO, 5.00% due 10/1/2016 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	1,100,000	1,163,085

Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,102,195

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	5,930,500

Washington — 2.20%

Bremerton School District No. 100C GO, 0% due 12/1/2015 (Insured: AGM)	NR/Aa1	1,270,000	1,268,260

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,425,800

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	5,935,825

Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,108,930

Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	475,000	513,603

Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,268,460

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,290,980

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,311,520

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,161,450

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,168,100

Energy Northwest, 5.00% due 7/1/2025 (Nine Canyon Wind Project Phase I-III)	NR/A2	850,000	997,594

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 pre-refunded 12/1/2017 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,154,660

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,072,680

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,205,193

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,606,159

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,904,988

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,071,125

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,119,110

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	2,034,628

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	AA-/A2	5,000,000	5,658,700

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	800,000	822,208

Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,137,420

Skagit County Public Hospital District No. 1, 4.00% due 12/1/2016 (Skagit Regional Health)	NR/Baa2	1,000,000	1,034,970

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	872,640

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	922,909

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,295,418

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	557,925

Skagit County Public Hospital District No. 1, 5.375% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	506,515

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	840,548

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,066,600

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,374,762

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,927,486

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,805,940

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,631,835

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,222,561

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,080,050

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,092,150

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,093,870

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,091,680

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,962,378

State of Washington COP, 5.00% due 7/1/2016 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,415,000	2,528,070

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,772,584

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	2,980,948

State of Washington COP, 5.00% due 7/1/2019 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,143,440

State of Washington COP, 5.00% due 7/1/2020 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,822,355

State of Washington COP, 5.00% due 7/1/2021 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,670,281

State of Washington COP, 5.00% due 7/1/2022 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,545,670

State of Washington GO, 5.00% due 7/1/2015 (Public Highway, Bridge, Ferry Capital and Operating Costs)	AA+/Aa1	5,355,000	5,355,750

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,863,720

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,830,230

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,800,296

State of Washington GO, 5.00% due 7/1/2025 (Motor Vehicle Fuel Tax)	AA+/Aa1	10,475,000	12,633,793

State of Washington Public Power Supply Systems, 0% due 7/1/2015 (Nuclear Project No. 3; Insured: Natl-Re/IBC)	AA-/Aa1	3,000,000	2,999,970

Washington Health Care Facilities Authority, 5.00% due 8/15/2015 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,012,160

Washington Health Care Facilities Authority, 5.00% due 8/15/2016 (Multicare Health Systems)	AA-/Aa3	2,075,000	2,178,771

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A/A2	1,245,000	1,346,355

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (Multicare Health Systems)	AA-/Aa3	1,000,000	1,085,610

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,519,968

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,227,840

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A/A2	1,050,000	1,189,629

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,103,720

Washington Health Care Facilities Authority, 0.03% due 8/15/2041 put 7/1/2015 (Multicare Health Systems; LOC: Barclays Bank plc) (daily demand notes)	A/Aa1	14,500,000	14,500,000

West Virginia — 0.10%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company Project)	BBB/Baa1	3,300,000	3,290,595

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,149,430

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,160,780

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,750,425

Wisconsin — 0.83%

Fox Valley Technical College District GO, 3.00% due 12/1/2015 (Higher Education Facility Projects)	NR/Aaa	4,515,000	4,567,419

State of Wisconsin, 5.00% due 7/1/2015 (Petroleum Environmental Cleanup Fund Award Program)	AA/Aa2	4,000,000	4,000,560

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2015 (Aurora Health Care, Inc.)	NR/A3	4,100,000	4,107,749

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2016 (Aurora Health Care, Inc.)	NR/A3	3,695,000	3,851,742

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,295,000	1,377,168

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A/A3	1,000,000	1,070,650

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A3	5,025,000	5,380,468

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A/A3	1,855,000	2,029,463

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A/A3	1,000,000	1,114,850

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A/A3	2,110,000	2,385,249

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,235,734

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	2,985,481

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,826,960

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/Aa3	1,000,000	1,168,990

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,800,000	1,802,916

Wisconsin Health & Educational Facilities Authority, 5.125% due 8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)	NR/A3	4,500,000	4,715,955

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,649,700

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,802,699

TOTAL INVESTMENTS — 98.05% (Cost $6,953,172,219)			$7,124,763,029

OTHER ASSETS LESS LIABILITIES — 1.95%			141,761,116

NET ASSETS — 100.00%			$7,266,524,145

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,953,172,219

Gross unrealized appreciation on a tax basis	$185,785,934
Gross unrealized depreciation on a tax basis	(14,195,124)

Net unrealized appreciation (depreciation) on investments (tax basis)	$171,590,810

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2015 (Unaudited)

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$7,124,763,029	$-	$7,124,763,029	$-

Total Investments in Securities	$7,124,763,029	$-	$7,124,763,029	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015.

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.75%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2016 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$160,000	$164,878

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	750,000	790,275

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	881,863

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	961,247

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	1,017,181

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,064,059

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,108,429

Alabama Drinking Water Finance Authority, 5.25% due 8/15/2015 (Insured: AMBAC) (ETM)	NR/NR	1,200,000	1,206,684

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Educational Facilities)	NR/Aa1	2,000,000	2,078,840

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	912,950

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,073,880

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	2,000,000	2,018,300

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,352,112

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,380,929

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025	A+/A1	2,000,000	2,206,600

Alaska — 0.22%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 (State Capital Project)	AA+/Aa2	500,000	577,545

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	2,000,000	2,285,400

Arizona — 1.91%

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	1,635,000	1,894,082

Arizona Board of Regents, 5.00% due 8/1/2029 (University of Arizona SPEED)	A+/Aa3	1,000,000	1,142,620

Arizona HFA, 5.00% due 7/1/2017 (Dignity Health)	A/A3	1,450,000	1,564,115

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,771,100

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	501,595

City of Flagstaff GO, 1.75% due 7/1/2015 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	165,000	165,007

City of Flagstaff GO, 1.75% due 7/1/2016 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	202,720

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	744,170

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	467,813

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	223,178

Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: Natl-Re)	AA+/Aa3	1,000,000	1,084,120

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,105,480

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	A-/Baa1	2,000,000	2,305,900

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	A-/Baa1	770,000	889,134

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	8,260,252

University Medical Center Corp. GO, 5.00% due 7/1/2015 (UMCC Health Care Facilities) (ETM)	NR/NR	1,000,000	1,000,130

Arkansas — 0.31%

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2031 (Fayetteville Campus)	NR/Aa2	1,000,000	1,147,720

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2032 (Fayetteville Campus)	NR/Aa2	655,000	748,907

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2033 (Fayetteville Campus)	NR/Aa2	1,000,000	1,137,320

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2034 (Fayetteville Campus)	NR/Aa2	1,000,000	1,131,300

California — 6.50%

Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,177,200

Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,150,000	1,342,544

Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,500,000	1,747,005

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,187,880

California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,439,590

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,117,650

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,430,660

California HFFA, 5.25% due 3/1/2027 (Dignity Health)	A/A3	5,250,000	5,849,917

California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	A+/NR	1,500,000	1,731,765

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,144,880

California State Public Works Board, 5.00% due 6/1/2017 (University of California Multiple Campus Capital Projects; Insured: Natl-Re) (ETM)	AA+/Aaa	2,000,000	2,164,940

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A/A1	2,500,000	2,841,925

California Statewide Community Development Authority, 6.25% due 8/15/2028 (Enloe Medical Center; Insured: California Mtg Insurance)	A+/NR	1,050,000	1,205,432

California Statewide Community Development Authority, 6.00% due 7/1/2030 (Aspire Public Schools)	NR/NR	7,015,000	7,476,447

Carson Redevelopment Agency, 6.25% due 10/1/2022 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,896,550

Carson Redevelopment Agency, 6.375% due 10/1/2024 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,502,553

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,638,490

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,376,584

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,141,800

Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,761,393

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	435,000	459,147

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/A1	1,000,000	1,176,730

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	AA-/A3	1,165,000	1,373,675

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,416,314

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,556,570

Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA/A2	1,120,000	1,145,682

M-S-R Energy Authority, 6.125% due 11/1/2029	A-/NR	2,500,000	3,053,675

Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)	AA/NR	1,095,000	876,843

Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)	AA/NR	1,100,000	780,956

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,256,170

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,065,000	1,499,768

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/Ba1	2,400,000	2,620,944

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/Ba1	1,175,000	1,288,270

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,800,530

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa2	900,000	709,074

State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	A+/Aa3	5,000,000	5,890,950

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)	AA-/A2	3,000,000	3,464,010

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,750,000	1,987,107

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	677,448

Colorado — 1.01%

City & County of Denver COP, 0.03% due 12/1/2029 put 7/1/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,400,000	1,400,000

Denver Convention Center Hotel Authority, 5.25% due 12/1/2023 (Insured: Syncora)	BBB-/Baa3	2,530,000	2,686,076

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,339,170

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,430,573

Park Creek Metropolitan District, 5.25% due 12/1/2020 (Insured: AGM)	AA/NR	1,120,000	1,245,014

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A/Aa3	3,000,000	3,473,310

Regional Transportation District COP, 5.00% due 6/1/2028 (North Metro Rail Line)	A/Aa3	1,550,000	1,763,729

Connecticut — 0.71%

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 (Ethel Walker School)	BBB/NR	1,350,000	1,413,194

Connecticut Housing Finance Authority, 0.03% due 5/15/2039 put 7/1/2015 (Housing Mtg Finance Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	6,000,000	6,000,000

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Connecticut GO Floating Rate Note, 0.59% due 9/15/2017 (Public Facility Improvements)	AA/Aa3	2,000,000	2,001,580

Delaware — 0.05%

Delaware Solid Waste Authority, 5.00% due 6/1/2021 (Capital Improvement Program; Insured: Natl-Re)	AA+/Aa3	615,000	640,098

District of Columbia — 0.92%

District of Columbia Association of American Medical Colleges, 5.00% due 2/15/2017 (Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,069,310

District of Columbia COP, 5.00% due 1/1/2020 pre-refunded 1/1/16 (Insured: Natl-Re)	NR/Aa3	3,900,000	3,991,611

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	3,656,057

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	3,527,800

Florida — 7.06%

Broward County School Board COP, 5.00% due 7/1/2030 (Educational Facilities)	A/A1	1,250,000	1,404,850

Broward County School Board COP, 5.00% due 7/1/2032 (Educational Facilities)	A/A1	2,000,000	2,233,460

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	3,000,000	3,132,960

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A/A1	2,075,000	2,382,577

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,000,000	2,243,380

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	3,680,000	4,444,704

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,770,000	3,435,243

City of Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)	AA-/A1	1,000,000	1,004,090

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility; Insured: AMBAC)	NR/NR	1,675,000	1,756,238

Flagler County School Board COP, 5.00% due 8/1/2020 pre-refunded 8/1/2015 (Insured: AGM)	AA/A2	2,560,000	2,570,470

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	509,085

Florida Department of Management Services COP, 3.50% due 8/1/2016 (Correctional Facilities Construction and Improvements; Insured: AGM)	AA+/Aa2	500,000	516,925

Florida Municipal Loan Council, 5.00% due 10/1/2020 (Insured: Natl-Re)	AA-/A3	1,000,000	1,062,420

Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: Natl-Re)	AA-/A3	2,235,000	2,343,152

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment)	AA+/NR	2,090,000	2,114,662

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment)	AA+/NR	2,255,000	2,281,609

Highlands County HFA, 5.00% due 11/15/2019 pre-refunded 11/16/2015 (Adventist Health Hospital)	AA-/Aa2	1,750,000	1,780,835

Highlands County HFA, 5.00% due 11/15/2019 pre-refunded 11/16/2015 (Adventist Health Hospital)	AA-/Aa2	1,100,000	1,119,382

Hillsborough County, 5.00% due 3/1/2017 (Water & Wastewater System; Insured: Natl-Re)	AA-/A1	5,630,000	5,803,179

Lake County School Board COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,349,513

Manatee County, 5.00% due 10/1/2015 (Various County Capital Projects)	NR/Aa2	500,000	506,080

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Manatee County, 5.00% due 10/1/2026 (Public Utilities System Improvements)	NR/Aa2	370,000	438,602

Manatee County, 5.00% due 10/1/2027 (Public Utilities System Improvements)	NR/Aa2	470,000	552,974

Manatee County, 5.00% due 10/1/2028 (Public Utilities System Improvements)	NR/Aa2	1,030,000	1,203,493

Manatee County, 5.00% due 10/1/2031 (Public Utilities System Improvements)	NR/Aa2	2,675,000	3,077,935

Manatee County, 5.00% due 10/1/2033 (Public Utilities System Improvements)	NR/Aa2	1,535,000	1,751,021

Miami-Dade County Aviation Department, 5.00% due 10/1/2028	A/A2	1,000,000	1,139,900

Miami-Dade County Aviation Department, 5.00% due 10/1/2029	A/A2	1,335,000	1,515,772

Miami-Dade County Aviation Department, 5.00% due 10/1/2030	A/A2	1,000,000	1,127,750

Miami-Dade County Aviation Department, 5.00% due 10/1/2031	A/A2	2,000,000	2,247,040

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2018 (University of Miami)	A-/A3	250,000	259,215

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,188,550

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,198,704

Miami-Dade County GO, 6.25% due 7/1/2026 (Building Better Communities)	AA/Aa2	2,130,000	2,421,001

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,531,222

Miami-Dade County School Board COP, 5.25% due 5/1/2022 (Insured: AGM)	AA/A1	2,600,000	2,862,392

Miami-Dade County School Board COP, 5.00% due 5/1/2030	A/A1	3,250,000	3,629,632

Orange County HFA, 6.25% due 10/1/2016 (Orlando Health; Insured: Natl-Re)	AA-/A3	1,695,000	1,752,562

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A3	2,000,000	2,205,380

Palm Beach County HFA, 5.00% due 12/1/2025 (Boca Raton Regional Hospital)	BBB/NR	500,000	565,975

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016	NR/Aa3	1,500,000	1,571,160

Sarasota County Public Hospital Board, 4.659% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	2,000,000	2,051,100

School Board of Broward County COP, 5.00% due 7/1/2020 pre-refunded 7/1/2016 (Educational Facilities and Equipment; Insured: AGM)	AA/A1	1,000,000	1,045,990

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A/A1	3,000,000	3,358,380

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A/A1	2,000,000	2,224,940

South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA/Aa2	1,500,000	1,626,660

Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	3,970,225

University of Central Florida COP Convocation Corp., 5.00% due 10/1/2019 (Insured: Natl-Re)	AA-/A3	1,135,000	1,143,490

Georgia — 2.78%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	570,438

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	594,038

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	838,782

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	669,733

Athens-Clarke County Unified Government Development Authority, 0.03% due 7/1/2035 put 7/1/2015 (University of Georgia Athletic Association; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa1	15,395,000	15,395,000

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	530,000	637,569

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	AA/Aa3	5,000,000	5,698,850

Clarke County Hospital Authority, 5.00% due 1/1/2023 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,386,077

Clarke County Hospital Authority, 5.00% due 1/1/2024 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,638,228

Clarke County Hospital Authority, 5.00% due 1/1/2025 (Athens Regional Medical Center)	AA/Aa1	525,000	593,565

Clarke County Hospital Authority, 5.00% due 1/1/2026 (Athens Regional Medical Center)	AA/Aa1	725,000	815,552

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,431,580

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	1,170,000	1,237,965

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,372,236

Guam — 0.66%

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,350,000

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,339,100

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	2,913,025

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	1,000,000	1,150,590

Hawaii — 0.88%

State of Hawaii GO, 5.00% due 12/1/2027 (Hawaiian Home Lands Settlement)	AA/Aa2	10,000,000	11,688,200

Illinois — 5.36%

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	AA-/A3	1,000,000	1,116,150

Chicago Housing Authority, 5.00% due 7/1/2018 pre-refunded 7/1/2016 (Low-Income Public Housing Program; Insured: AGM)	NR/A2	5,295,000	5,533,593

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A1	1,500,000	1,630,695

City of Chicago, 5.00% due 1/1/2019 (Midway Airport; Insured: AMBAC) (AMT)	A-/A3	1,210,000	1,214,550

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,509,916

City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A-/A3	4,805,000	5,279,205

City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A-/A3	5,000,000	5,481,950

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A-/A3	4,700,000	5,183,207

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	A-/Ba1	1,000,000	1,014,150

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	A-/Ba1	415,000	420,258

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	A-/Ba1	500,000	504,455

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	1,972,029

City of Waukegan GO, 4.00% due 12/30/2015 (Insured: AGM)	NR/A2	500,000	508,375

City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)	NR/A2	1,500,000	1,584,975

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,818,617

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,209,740

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	566,130

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	AA/NR	1,000,000	1,142,820

Cook County GO, 5.25% due 11/15/2024	AA/A2	3,000,000	3,234,510

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,684,680

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2016 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	485,000	488,744

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	839,625

Illinois Educational Facilities Authority, 5.00% due 11/1/2016 (Rush University Medical Center) (ETM)	AA-/Aaa	1,000,000	1,058,030

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 pre-refunded 11/1/2018 (Rush University Medical Center)	AA-/Aaa	1,000,000	1,147,250

Illinois Finance Authority, 5.00% due 11/1/2016 (Central DuPage Health)	AA/Aa2	2,000,000	2,109,720

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA/Aa2	2,000,000	2,172,720

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,054,440

Illinois Finance Authority, 6.125% due 11/1/2023 pre-refunded 11/1/2018 (Advocate Health Care Network)	AA/Aa2	5,175,000	6,000,257

Illinois Finance Authority, 5.00% due 8/15/2024 (Silver Cross Hospital and Medical Centers)	NR/Baa1	1,000,000	1,122,100

Illinois Finance Authority, 5.00% due 11/15/2033 (Rush University Medical Center)	A+/A1	1,000,000	1,094,550

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	500,000	501,990

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	44,457

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	934,630

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	AAA/NR	1,000,000	1,135,960

Niles Park District GO, 2.00% due 12/1/2015 (Parks and Recreation Projects)	NR/Aa2	325,000	327,139

Niles Park District GO, 2.00% due 12/1/2016 (Parks and Recreation Projects)	NR/Aa2	330,000	335,481

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	354,144

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	366,135

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	376,628

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	388,666

State of Illinois, 5.00% due 6/15/2018	AAA/NR	2,000,000	2,212,420

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,777,604

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	646,045

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,009,348

Indiana — 3.21%

Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: Syncora)	NR/Aa2	2,495,000	2,582,175

Allen County Redevelopment District, 5.00% due 11/15/2018	NR/A2	1,560,000	1,603,228

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,049,817

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Carmel Redevelopment Authority, 0% due 2/1/2016 (Performing Arts Center)	AA+/Aa1	1,730,000	1,724,429

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa1	2,000,000	1,750,440

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	2,730,000	2,962,869

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	AA-/A2	1,325,000	1,436,366

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,892,694

Fort Wayne Redevelopment Authority, 5.00% due 8/1/2023 pre-refunded 2/1/2017 (Harrison Square; Insured: AGM)	NR/Aa2	2,290,000	2,448,354

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	683,273

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,000,000	1,171,810

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	6,114,727

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,331,720

Indiana Finance Authority, 5.00% due 3/1/2019 (Indiana University Health)	AA-/Aa3	5,000,000	5,636,550

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	667,999

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,653,005

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,757,314

Indiana Finance Authority, 4.10% due 11/15/2046 put 11/3/2016 (Ascension Health)	AA+/Aa2	1,000,000	1,047,140

Noblesville Redevelopment Authority, 5.00% due 8/1/2017 pre-refunded 8/1/2016 (146th Street Extension)	AA/NR	1,000,000	1,050,050

Noblesville Redevelopment Authority, 5.00% due 8/1/2020 pre-refunded 8/1/2016 (146th Street Extension)	AA/NR	1,000,000	1,050,050

Iowa — 0.35%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/Aa3	2,250,000	2,522,430

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/Aa3	1,850,000	2,054,980

Kansas — 0.05%

Kansas Development Finance Authority, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	663,544

Kentucky — 0.20%

Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,588,888

Louisiana — 3.04%

City of New Orleans, 6.00% due 6/1/2024 pre-refunded 6/1/2019 (Sewerage System; Insured: AGM)	AA/A3	750,000	885,525

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2030	AA-/Aa3	1,170,000	1,337,450

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2031	AA-/Aa3	2,655,000	3,023,248

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2032	AA-/Aa3	3,000,000	3,402,930

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023	A+/NR	1,230,000	1,306,014

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025	A+/NR	1,350,000	1,423,211

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027	A+/NR	1,490,000	1,566,616

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029	A+/NR	1,650,000	1,739,314

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,146,900

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,377,979

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,447,188

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	2,500,000	2,509,950

Louisiana Public Facilities Authority, 5.00% due 7/1/2022 (Black & Gold Facilities; Insured: CIFG)	AA/A3	1,590,000	1,698,995

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,087,910

New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA/A2	2,000,000	2,173,240

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,135,940

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,119,360

Office Facilities Corp., 5.00% due 3/1/2019 (Louisiana State Capitol Complex Program)	AA-/Aa3	255,000	287,043

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,248,223

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,083,661

St. Tammany Parish, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,300,000	1,368,497

St. Tammany Parish, 5.00% due 6/1/2020 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,000,000	1,052,690

State of Louisiana GO, 5.00% due 8/1/2018 (Insured: AGM)	AAA/Aa3	300,000	301,260

Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A+/A2	1,500,000	1,642,335

Massachusetts — 1.10%

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,242,740

Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	530,771

Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,500,599

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,267,883

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA/Aa2	10,000,000	10,059,900

Michigan — 5.90%

Board of Governors of Wayne State University, 5.00% due 11/15/2031 (Educational Facilities and Equipment)	AA-/Aa3	1,010,000	1,128,443

Brighton Area Schools GO, 5.00% due 5/1/2016 (Livingston County School Building and Site; Insured: Q-SBLF)	NR/Aa2	370,000	383,660

City of Troy GO, 5.00% due 10/1/2016 (Public Safety Facilities and City Hall)	AAA/NR	1,060,000	1,113,318

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	354,471

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	690,880

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	387,552

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,018,494

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,545,445

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	718,543

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,323,849

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,302,323

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	819,690

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	3,150,000	3,602,686

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	1,100,000	1,253,879

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Hospital; Insured: AGM)	AA/A2	2,000,000	2,211,600

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Hospital; Insured: AGM)	NR/A2	2,470,000	2,764,869

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Hospital)	NR/A2	1,285,000	1,406,587

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,728,710

Michigan Finance Authority, 5.00% due 8/1/2031 (Beaumont Health Credit Group)	A/A1	19,080,000	20,794,147

Michigan Finance Authority, 5.00% due 8/1/2032 (Beaumont Health Credit Group)	A/A1	11,000,000	11,917,950

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	930,000	989,985

Michigan State Building Authority, 0% due 10/15/2025 (Insured: Natl-Re)	AA-/Aa3	5,000,000	3,096,950

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 pre-refunded 11/15/2017 (Edward W. Sparrow Hospital Association)	NR/NR	1,520,000	1,664,780

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Edward W. Sparrow Hospital Association)	A+/NR	620,000	662,358

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Health System)	A/A1	3,000,000	3,253,770

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 (Henry Ford Health System)	A-/A3	2,500,000	2,841,800

Michigan Strategic Fund, 5.25% due 10/15/2023 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	1,000,000	1,109,400

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2016 (William Beaumont Hospital) (ETM)	NR/A1	2,000,000	2,104,100

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 pre-refunded 9/1/2018 (William Beaumont Hospital)	NR/Aaa	2,540,000	3,084,322

South Lyon Community Schools GO, 4.00% due 5/1/2019 (School Buildings and Sites; Insured: Natl-Re)	AA-/Aa2	450,000	462,578

State of Michigan Trunk Line Fund, 5.50% due 11/1/2020 (Insured: AGM)	AA+/Aa2	1,500,000	1,795,740

Warren Consolidated Schools District GO, 4.00% due 5/1/2018 (School Buildings and Sites; Insured: AGM)	AA/A2	750,000	770,452

Minnesota — 0.71%

Housing & Redevelopment Authority of the City of St. Paul, 5.25% due 5/15/2020 pre-refunded 11/15/2016 (HealthPartners Health System)	A/Aaa	1,965,000	2,089,797

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,835,950

State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements) (ETM)	NR/NR	75,000	75,307

State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements)	AA+/Aa1	4,425,000	4,443,496

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Mississippi — 0.85%

Mississippi Development Bank, 5.00% due 3/1/2018 (Municipal Energy Agency Power Supply; Insured: Syncora)	NR/Baa1	1,920,000	1,962,950

Mississippi Development Bank, 5.00% due 7/1/2022 (City of Canton Parking Facilities)	NR/NR	1,935,000	2,059,866

Mississippi Development Bank, 5.25% due 8/1/2027 (Department of Corrections)	AA-/NR	3,415,000	3,881,967

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	AA-/Aa2	2,850,000	3,355,875

Missouri — 1.20%

Kansas City Metropolitan Community Colleges Building Corp., 5.00% due 7/1/2017 pre-refunded 7/1/2016 (Junior College District; Insured: Natl-Re)	NR/Aa2	1,000,000	1,045,990

Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,049,620

Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,074,160

Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,165,040

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,518,085

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,898,932

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	665,000	713,472

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	3,300,000	3,440,943

Nevada — 0.96%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,650,435

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,666,050

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,233,360

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,218,840

New Hampshire — 2.84%

Manchester Housing & Redevelopment Authority, 0% due 1/1/2016 (Insured: Radian/ACA)	AA/Caa1	4,990,000	4,877,176

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,067,720

New Hampshire Health and Education Facilities Authority, 0.03% due 6/1/2031 put 7/1/2015 (Dartmouth College; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	12,250,000	12,250,000

New Hampshire Health and Education Facilities Authority, 0.04% due 7/1/2033 put 7/1/2015 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	A+/Aa3	11,685,000	11,685,000

New Hampshire Health and Educational Facilities Authority, 0.04% due 7/1/2035 put 7/1/2015 (University System of New Hampshire; SPA: U.S. Bank, N.A.) (daily demand notes)	A+/Aa3	1,010,000	1,010,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA+/Aa2	1,860,000	2,154,959

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,633,963

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	2,015,547

New Jersey — 2.49%

Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	850,000	912,526

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	AA-/A3	560,000	675,046

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	3,088,650

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	2,000,000	2,096,780

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	A-/A3	3,000,000	3,369,360

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,700,000	1,924,978

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A3	12,890,000	13,312,663

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	A+/NR	2,000,000	2,255,060

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	A+/NR	1,000,000	1,119,250

New Jersey Water Supply Authority, 5.00% due 8/1/2019 (Manasquan Reservoir Water Supply System; Insured: Natl-Re)	AA/Aa3	635,000	637,591

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A3	3,000,000	3,600,030

New Mexico — 0.71%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	3,000,000	3,273,330

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,305,506

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,130,000	2,161,396

Rio Rancho Public School District No. 94, 5.00% due 8/1/2015 (State Aid Withholding)	NR/Aa1	1,715,000	1,722,135

New York — 9.75%

City of New York GO, 5.00% due 8/1/2019 pre-refunded 8/1/2015 (City Budget Financial Management; Insured: Natl-Re)	AA-/Aa2	465,000	466,893

City of New York GO, 5.00% due 8/1/2019 (City Budget Financial Management; Insured: Natl-Re)	AA/Aa2	140,000	140,581

City of New York GO, 0.45% due 8/1/2021 (Capital Projects)	AA/Aa2	2,700,000	2,700,297

City of New York GO, 5.00% due 8/1/2027 (City Budget Financial Management)	AA/Aa2	4,530,000	5,249,319

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	5,000,000	5,734,350

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,556,920

City of New York GO, 0.03% due 1/1/2036 put 7/1/2015 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A) (daily demand notes)	AA/Aa2	4,800,000	4,800,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,494,142

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District)	AA/Aa2	3,000,000	3,414,840

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	5,000,000	5,781,750

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	305,000	328,445

New York City Municipal Water Finance Authority, 0.05% due 6/15/2035 put 7/1/2015 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	26,000,000	26,000,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2043 put 7/1/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	4,050,000	4,050,000

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 7/1/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	17,000,000	17,000,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 7/1/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	5,100,000	5,100,000

New York City Transitional Finance Authority, 0.03% due 8/1/2031 put 7/1/2015 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	25,000,000	25,000,000

New York State Dormitory Authority, 5.625% due 7/1/2016 (City University System)	AA/Aa2	365,000	374,519

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	883,669

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA/Aa2	500,000	574,530

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,343,740

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,921,475

New York State Thruway Authority, 5.00% due 1/1/2030 (Multi-Year Highway and Bridge Capital Program)	A/A2	7,480,000	8,503,488

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	1,700,000	1,896,979

North Carolina — 0.49%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	627,702

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,460,049

North Carolina Medical Care Commission, 5.00% due 6/1/2030 (Vidant Health)	A+/A1	3,000,000	3,345,000

North Dakota — 0.16%

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,020,690

North Dakota Building Authority, 4.25% due 12/1/2015 (Various State Agency Capital Projects; Insured: Natl-Re)	AA+/Aa2	1,105,000	1,124,227

Ohio — 6.69%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,136,020

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,571,520

Cincinnati City School District COP, 5.00% due 12/15/2031 (School Improvement Project)	A+/Aa3	3,075,000	3,427,918

City of Cleveland, 2.00% due 10/1/2015 (Parks and Recreation Facilities)	AA/A1	475,000	477,147

City of Cleveland, 2.00% due 10/1/2015 (Public Safety, Health and Welfare Facilities)	AA/A1	375,000	376,695

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	512,383

City of Cleveland, 5.00% due 11/15/2027 (Public Facilities Improvements)	AA/A1	1,285,000	1,467,534

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	2,747,257

City of Cleveland, 5.00% due 11/15/2028 (Public Facilities Improvements)	AA/A1	1,000,000	1,136,510

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	100,000	113,115

City of Cleveland, 5.00% due 11/15/2029 (Public Facilities Improvements)	AA/A1	1,415,000	1,602,997

City of Cleveland, 5.00% due 11/15/2030 (Public Facilities Improvements)	AA/A1	1,485,000	1,674,144

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Cleveland GO, 5.00% due 12/1/2016 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,061,690

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,180,440

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,424,918

City of Hamilton, 5.25% due 10/1/2017 (Wastewater System; Insured: AGM)	NR/A1	1,500,000	1,518,990

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland; LOC: FifthThird Bank)	BBB+/NR	330,000	330,558

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	2,040,000	2,348,611

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa2	1,780,000	2,103,426

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	4,470,000	5,011,853

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	3,855,000	4,295,395

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,046,255

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,135,070

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	4,986,600

Deerfield Township, 5.00% due 12/1/2016	NR/A1	1,035,000	1,087,392

Deerfield Township, 5.00% due 12/1/2025	NR/A1	1,000,000	1,032,840

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,400,000	1,474,746

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,350,075

Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,417,300

Ohio Air Quality Development Authority, 3.625% due 12/1/2033 put 6/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,032,950

Ohio Higher Educational Facility Commission, 0.03% due 10/1/2031 put 7/1/2015 (Case Western Reserve University; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/A1	18,550,000	18,550,000

Ohio State Water Development Authority, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,041,100

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	10,775,000	10,819,932

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	1,200,000	1,255,668

Oklahoma — 0.66%

Oklahoma DFA, 5.00% due 8/15/2026 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,164,940

Oklahoma DFA, 5.00% due 8/15/2027 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,156,460

Oklahoma State Industries Authority, 5.50% due 7/1/2023 (Oklahoma Medical Research Foundation)	NR/A2	3,730,000	4,124,186

Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)	AA/A2	1,000,000	1,097,580

Tulsa County Industrial Authority, 5.00% due 12/15/2024 (St. Francis Health System, Inc.)	AA+/Aa2	1,130,000	1,197,710

Oregon — 0.73%

State of Oregon GO, 0.03% due 12/1/2041 put 7/1/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	9,700,000	9,700,000

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pennsylvania — 6.49%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,830,250

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	1,035,000	1,101,871

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,219,778

Bethlehem Area School District GO, 5.00% due 10/15/2020 pre-refunded 04/15/2019 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	95,000	108,134

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	380,000	419,984

Bradford County IDA, 5.20% due 12/1/2019 (International Paper Company) (AMT)	BBB/Baa2	2,620,000	2,654,296

Chartiers Valley Industrial & Commercial Development Authority, 5.75% due 12/1/2022 (Asbury Health Center)	NR/NR	900,000	922,743

Commonwealth of Pennsylvania GO, 5.00% due 3/15/2022 (Capital Facilities)	AA-/Aa3	12,485,000	14,402,821

County of Lehigh GO, 5.00% due 11/15/2016	NR/Aa1	5,725,000	6,080,007

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	3,000,000	3,279,240

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	506,713

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2041 put 7/1/2015 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	3,800,000	3,800,000

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,390,840

Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/Aa3	3,490,000	4,134,882

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	7,470,000	7,575,327

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,410,445

Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia District; Insured: AGM) (State Aid Withholding)	AA/A1	5,000,000	5,617,150

Pennsylvania Turnpike Commission, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	4,000,000	4,245,320

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,623,150

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,191,867

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,107,805

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	445,257

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	365,000	388,105

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	383,670

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	423,269

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	467,083

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	497,334

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	A+/A1	5,250,000	5,804,400

Rhode Island — 0.39%

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,221,033

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	892,152

South Carolina — 1.41%

City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,132,950

City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,121,370

Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 (School District No. 50; Insured: AGM)	AA/A1	2,400,000	2,619,840

Lexington County Health Services District, Inc., 5.00% due 11/1/2016 (Lexington Medical Center)	AA-/A1	250,000	264,612

Lexington One School Facilities Corp., 5.00% due 12/1/2019 pre-refunded 12/1/2016 (School District No. 1 Project)	NR/Aa3	1,000,000	1,061,740

Lexington One School Facilities Corp., 5.25% due 12/1/2021 pre-refunded 12/1/2015 (School District No. 1 Project)	NR/Aa3	1,700,000	1,735,326

Scago Educational Facilities Corp., 5.00% due 12/1/2017 pre-refunded 12/1/2016 (Colleton School District; Insured: AGM)	AA/A3	1,000,000	1,062,970

Scago Educational Facilities Corp., 5.00% due 4/1/2019 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA/Aa3	2,740,000	2,772,332

Scago Educational Facilities Corp., 5.00% due 4/1/2021 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA/Aa3	1,000,000	1,011,800

Securing Assets For Education, 5.00% due 12/1/2019 pre-refunded 12/1/2016 (School District of Berkeley County Project)	AA-/Aa3	2,000,000	2,125,340

South Carolina Housing Finance & Development Authority, 5.30% due 7/1/2023 (AMT)	NR/Aa1	765,000	784,852

Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 (School District No. 2 Project; Insured: AGM)	AA/A3	2,855,000	3,031,468

South Dakota — 0.28%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,799,359

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,893,800

Tennessee — 0.82%

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (Prepaid Gas Purchase Agreement)	A-/A3	2,500,000	2,800,900

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (Prepaid Gas Purchase Agreement)	A-/A3	7,000,000	8,013,320

Texas — 10.62%

Austin Community College District, 5.50% due 8/1/2023 pre-refunded 8/1/2018 (Round Rock Campus)	AA/Aa2	2,180,000	2,473,079

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,630,000	1,677,221

Bexar Metropolitan Water District, 5.00% due 5/1/2021 (Waterworks System; Insured: Syncora)	A+/A1	1,300,000	1,396,798

Bexar Metropolitan Water District, 5.00% due 5/1/2022 (Waterworks System; Insured: Syncora)	A+/A1	2,300,000	2,468,636

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	1,000,000	1,016,060

City of Arlington GO, 5.00% due 8/15/2019 (Insured: AGM)	AAA/Aa1	600,000	603,558

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Dallas, 5.00% due 10/1/2031 pre-refunded 10/1/2015 (Waterworks & Sewer System; Insured: AGM)	AAA/Aa1	4,710,000	4,766,661

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	620,532

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,288,951

City of Houston, 5.00% due 9/1/2032 (Convention & Entertainment Facilities)	A-/A2	3,560,000	3,957,901

City of Laredo GO, 5.00% due 8/15/2017 pre-refunded 8/15/2015 (Waterworks and Sewer System; Insured: AMBAC)	NR/Aa2	185,000	186,101

City of Laredo GO, 5.00% due 8/15/2017 (Waterworks and Sewer System; Insured: AMBAC)	AA/Aa2	315,000	316,874

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,576,614

City of San Antonio, 5.00% due 7/1/2024 (Airport System Capital Improvements) (AMT)	A-/A2	2,065,000	2,332,479

City of San Antonio, 5.00% due 7/1/2025 (Airport System Capital Improvements) (AMT)	A-/A2	1,160,000	1,295,871

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A/A2	2,705,000	3,405,243

Dallas County Utilities & Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	A-/A3	3,000,000	3,166,980

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 (Educational Facilities; Insured: Natl-Re)	AA/Aa2	20,000	20,126

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 pre-refunded 8/15/2015 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	545,000	548,412

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,425,820

Harris County Cultural Education Facilities Finance Corp., 0.02% due 9/1/2031 put 7/1/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	17,235,000	17,235,000

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	775,000	944,322

Kimble County Hospital District GO, 5.00% due 8/15/2017	NR/NR	510,000	540,738

Kimble County Hospital District GO, 5.00% due 8/15/2018	NR/NR	525,000	564,947

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	3,000,000	3,510,120

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	55,000	65,581

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	9,415,000	10,620,591

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa2	270,000	304,055

North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	7,130,000	7,139,554

North Texas Tollway Authority, 5.00% due 9/1/2017 (DOT-President George Bush Turnpike Western Extension)	AA+/NR	450,000	490,523

Nueces River Authority, 5.00% due 7/15/2020 (Corpus Christi Lake Texana Water Supply Facilities; Insured: AGM)	AA/Aa3	1,000,000	1,003,930

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,792,995

Stafford Economic Development Corp., 6.00% due 9/1/2017 pre-refunded 9/1/2015 (Convention Center-Performing Arts Center Theater Complex; Insured: Natl-Re)	AA-/A1	1,775,000	1,792,324

State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	44,500,000	44,604,130

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,264,660

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	2,082,675

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,176,440

Texas Transportation Commission, 5.00% due 8/15/2025 (Central Texas Turnpike System)	NR/NR	750,000	859,935

Uptown Development Authority, 5.50% due 9/1/2029 (Infrastructure Improvements)	BBB/NR	1,250,000	1,366,950

U.S. Virgin Islands — 0.42%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	5,000,000	5,604,750

Utah — 0.76%

City of Murray, 0.03% due 5/15/2037 put 7/1/2015 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	2,300,000	2,300,000

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020	NR/Aa2	1,250,000	1,369,350

Weber County, 0.03% due 2/15/2031 put 7/1/2015 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	3,700,000	3,700,000

Weber County, 0.03% due 2/15/2035 put 7/1/2015 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	2,750,000	2,750,000

Virginia — 0.79%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	AA-/NR	785,000	844,927

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	2,850,000	2,877,702

Pittsylvania County GO, 3.00% due 7/15/2017 (Educational Capital Projects) (State Aid Withholding)	AA-/Aa3	280,000	280,582

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,268,206

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,262,595

Washington — 2.43%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,400,590

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (EvergreenHealth Medical Center)	NR/Aa3	1,015,000	1,163,434

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2029 (EvergreenHealth Medical Center)	NR/Aa3	2,930,000	3,332,904

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2030 (EvergreenHealth Medical Center)	NR/Aa3	250,000	283,080

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2031 (EvergreenHealth Medical Center)	NR/Aa3	2,040,000	2,297,632

Skagit County Public Hospital District No. 1 GO, 5.125% due 12/1/2015 (Skagit Valley Hospital; Insured: Natl-Re)	NR/A1	1,900,000	1,936,936

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,542,295

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,345,840

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,708,864

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,419,131

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 per-refunded 8/15/2018 (Multi-Care Systems; Insured: AGM)	AA/Aa3	1,000,000	1,127,140

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,607,258

West Virginia — 0.12%

West Virginia Hospital Finance Authority, 5.00% due 6/1/2020 (United Hospital Center; Insured: AMBAC)	A/A2	1,530,000	1,576,971

Wisconsin — 1.54%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A/A3	2,170,000	2,423,130

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,249,102

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,780,366

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A/A3	5,000,000	5,639,850

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,600,587

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,723,446

TOTAL INVESTMENTS — 98.28% (Cost $1,254,252,565)			$1,303,522,766

OTHER ASSETS LESS LIABILITIES — 1.72%			22,752,492

NET ASSETS — 100.00%			$1,326,275,258

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SONYMA	State of New York Mortgage Authority

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,254,252,565

Gross unrealized appreciation on a tax basis	$54,786,475
Gross unrealized depreciation on a tax basis	(5,516,274)

Net unrealized appreciation (depreciation) on investments (tax basis)	$49,270,201

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2015 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,303,522,766	$-	$1,303,522,766	$-

Total Investments in Securities	$1,303,522,766	$-	$1,303,522,766	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015.

21

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.41%

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	$1,000,000	$1,009,150

Arizona — 1.54%

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,771,100

Pima County IDA, 5.875% due 4/1/2022 (Cambridge Academy)	NR/NR	335,000	335,446

Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	739,415

Arkansas — 0.45%

University of Arkansas Board of Trustees, 5.00% due 11/1/2036 (Fayetteville Campus)	NR/Aa2	1,000,000	1,123,620

California — 12.05%

ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,732,969

Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	555,162

California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A+/NR	1,500,000	1,806,285

California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	438,661

California Housing Finance Agency, 4.625% due 8/1/2016 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/A3	1,175,000	1,205,174

California Housing Finance Agency, 4.625% due 8/1/2026 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/A3	545,000	548,859

California Municipal Finance Authority, 8.50% due 11/1/2039 (Harbor Regional Center)	NR/A3	1,000,000	1,211,120

California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	3,121,050

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A/A1	1,000,000	1,136,770

California State Public Works Board, 6.25% due 4/1/2034 (Department of General Services-Offices Renovation)	A/A1	100,000	117,358

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	150,000	156,250

California Statewide Communities Development Authority, 6.125% due 7/1/2046 (Aspire Public Schools)	NR/NR	995,000	1,057,456

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,315,000	1,366,915

Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)	A-/NR	500,000	584,000

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,537,770

City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A/NR	1,000,000	1,113,180

City of Palm Springs Financing Authority, 5.25% due 6/1/2027 (Downtown Revitalization Project)	AA/NR	1,620,000	1,839,801

Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,951,145

County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	704,101

Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A/NR	650,000	685,425

Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2015 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/NR	50,000	50,287

Los Angeles County Public Works Financing Authority, 3.625% due 9/1/2016 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/A3	200,000	206,018

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

M-S-R Energy Authority, 6.50% due 11/1/2039	A-/NR	1,000,000	1,309,910

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	1,031,020

Riverside Community College District GO, 5.00% due 8/1/2021 pre-refunded 8/1/2015 (Insured: AGM)	AA/Aa2	150,000	150,618

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	AA-/A2	535,000	451,283

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,025,000	786,339

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)	A-/NR	250,000	287,655

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)	A-/NR	500,000	602,435

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/Ba1	1,000,000	1,094,850

Sonoma County Community Redevelopment Agency, 6.50% due 8/1/2034 (The Springs Redevelopment; Insured: AGM)	AA/NR	100,000	100,472

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2016 (Insured: AMBAC)	A+/A2	500,000	502,065

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	594,241

Colorado — 2.61%

Denver Convention Center Hotel Authority, 5.125% due 12/1/2026 (Insured: Syncora)	BBB-/Baa3	2,450,000	2,560,813

Denver Convention Center Hotel Authority, 5.00% due 12/1/2030 (Insured: Syncora)	BBB-/Baa3	450,000	460,197

Denver Convention Center Hotel Authority, 5.00% due 12/1/2035 (Insured: Syncora)	BBB-/Baa3	605,000	617,433

Eagle River Fire District, 6.625% due 12/1/2024 pre-refunded 12/1/2019	NR/NR	225,000	274,736

Eagle River Fire District, 6.875% due 12/1/2030 pre-refunded 12/1/2019	NR/NR	400,000	492,684

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	A-/Baa1	520,000	565,380

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	A-/Baa1	260,000	340,577

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	568,375

Regional Transportation District COP, 5.00% due 6/1/2044 (FasTracks Transportation System)	A/Aa3	565,000	619,071

Connecticut — 0.82%

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 (Ethel Walker School)	BBB/NR	1,000,000	1,049,910

State of Connecticut GO Floating Rate Note, 0.59% due 9/15/2017 (Public Facility Improvements)	AA/Aa3	1,000,000	1,000,790

Delaware — 0.44%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BBB-/NR	1,000,000	1,091,320

District of Columbia — 0.36%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	902,475

Florida — 7.85%

City of Gainesville, 0.03% due 10/1/2026 put 7/1/2015 (Utilities System; SPA: Union Bank) (daily demand notes)	AA/Aa2	7,465,000	7,465,000

City of Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024 (Beach Community Redevelopment Project)	NR/A3	315,000	315,806

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	A/A2	1,245,000	1,315,255

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	A/A2	1,790,000	1,942,866

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	BBB/Baa1	1,000,000	1,087,130

Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A-/A3	625,000	731,163

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A-/A3	625,000	741,413

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	1,100,000	1,222,353

Orange County, 0% due 10/1/2016 (County Correctional Facilities and Communications System; Insured: AMBAC)	NR/NR	410,000	402,341

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	542,910

Sarasota County Public Hospital Board, 4.659% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	1,000,000	1,025,550

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	AA-/NR	1,000,000	1,103,640

Volusia County Educational Facilities Authority, 5.00% due 10/15/2030 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	1,500,000	1,658,880

Georgia — 5.25%

City of Atlanta, 6.25% due 11/1/2034 pre-refunded 11/1/2019 (Water and Wastewater Capital Improvement Program)	AA-/Aa3	500,000	601,965

Development Authority of Burke County PCR, 0.04% due 7/1/2049 put 7/1/2015 (Georgia Power Company Plant Vogtle Project) (daily demand notes)	A/A3	10,000,000	10,000,000

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,143,860

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A/A3	515,000	556,509

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	A-/Baa1	350,000	407,991

Municipal Gas Authority of Georgia GO, 5.00% due 4/1/2016 (Public Gas Partners, Inc.-Gas Portfolio III Project)	AA-/A1	350,000	362,264

Guam — 1.83%

Guam Government, 5.75% due 12/1/2034 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	553,445

Guam Government Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,107,980

Guam Government GO, 7.00% due 11/15/2039	BB-/NR	520,000	617,313

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,152,320

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	500,000	575,295

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	550,310

Illinois — 6.32%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA/A2	365,000	372,709

City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA+/A2	500,000	524,345

City of Chicago GO, 5.00% due 1/1/2020 (Insured: AGM)	AA/A2	475,000	476,791

Cook County GO, 5.25% due 11/15/2033	AA/A2	1,000,000	1,062,040

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Illinois Finance Authority, 5.00% due 8/1/2029 (Advocate Health Care Network)	AA/Aa2	2,195,000	2,454,734

Illinois Finance Authority, 5.00% due 8/15/2035 (Silver Cross Hospital & Medical Centers)	NR/Baa1	2,355,000	2,523,029

Illinois Finance Authority, 5.75% due 11/15/2037 (OSF Healthcare System)	A/A3	330,000	355,522

Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A3	1,545,000	1,776,379

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2028	AA-/NR	1,000,000	1,121,210

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2031	AA-/NR	2,255,000	2,493,173

Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	AAA/Baa1	1,500,000	1,518,345

Village of Melrose Park GO, 6.75% due 12/15/2016 (Redevelopment Project Costs; Insured: Natl-Re)	NR/A3	175,000	181,367

Village of Melrose Park GO, 6.75% due 12/15/2021 (Redevelopment Project Costs; Insured: Natl-Re)	NR/A3	410,000	489,503

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	399,872

Indiana — 2.21%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	1,000,000	1,085,300

Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)	BB-/B1	3,000,000	3,315,540

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,096,240

Iowa — 0.71%

Iowa Finance Authority, 5.25% due 12/1/2025 (Iowa Fertilizer Company Project)	BB-/NR	1,615,000	1,777,453

Kansas — 1.36%

City of Wichita, 5.90% due 12/1/2016 (Brentwood Apartments)	B/NR	175,000	174,802

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	824,044

Kansas City Community College COP, 3.00% due 4/1/2016 (Higher Education Campus Facilities)	AA-/NR	150,000	152,711

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,115,910

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,110,110

Kentucky — 1.32%

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A/Baa1	540,000	611,064

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	715,000	589,074

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,650,000	2,093,368

Louisiana — 2.32%

City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	BBB+/NR	400,000	439,360

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,250,500

Louisiana Public Facilities Authority, 5.00% due 7/1/2032 (Black & Gold Facilities; Insured: CIFG)	AA/A3	120,000	123,570

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	500,000	527,760

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,250,000	2,437,583

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts — 0.11%

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	265,000	279,808

Michigan — 9.19%

Board of Governors of Wayne State University, 5.00% due 11/15/2033 (Educational Facilities and Equipment)	AA-/Aa3	1,250,000	1,389,200

City of Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	1,000,000	1,075,470

City of Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Nursing and Rehabilitation Center)	NR/A2	1,000,000	1,069,140

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,192,464

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,104,750

Detroit City School District, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa2	1,000,000	1,109,930

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa2	1,000,000	1,139,890

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	247,946

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,067,890

Michigan Finance Authority, 5.00% due 8/1/2032 (Beaumont Health Credit Group)	A/A1	6,000,000	6,500,700

Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)	AA/NR	655,000	659,447

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	1,015,000	1,080,468

Michigan State Hospital Finance Authority, 5.00% due 11/15/2015 (Edward W. Sparrow Hospital Assoc.)	A+/A1	200,000	203,436

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Southshore Medical Center)	A/A1	650,000	704,984

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 (Henry Ford Health System)	A-/A3	1,000,000	1,128,110

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	312,070

Wayne County Airport Authority, 5.00% due 12/1/2031 (Detroit Metropolitan Wayne County Airport)	A/A2	650,000	728,754

Wayne County Airport Authority, 5.00% due 12/1/2033 (Detroit Metropolitan Wayne County Airport)	A/A2	825,000	920,741

Wayne County Airport Authority, 5.00% due 12/1/2034 (Detroit Metropolitan Wayne County Airport)	A/A2	1,140,000	1,270,370

Minnesota — 0.22%

St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023 pre-refunded 11/15/2016	A/Aaa	115,000	122,304

Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 (Birchwood and Woodbury Healthcare Facility Projects)	NR/NR	415,000	423,993

Mississippi — 0.06%

Jackson Public School District, 4.00% due 2/1/2018 (District Long Range Capital Expenditure Program; Insured: AGM) (State Aid Withholding)	NR/Aa3	140,000	140,350

Missouri — 1.41%

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	840,000	901,228

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,608,331

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Nebraska — 0.77%

Douglas County Health Facilities, 5.00% due 11/1/2029 (Nebraska Methodist Health System)	A-/NR	950,000	1,045,798

Douglas County Health Facilities, 5.00% due 11/1/2030 (Nebraska Methodist Health System)	A-/NR	800,000	877,800

New Jersey — 3.76%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	797,850

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	1,000,000	1,048,390

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,000,000	1,132,340

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A3	2,000,000	2,065,580

New Jersey Transit Corp., 5.00% due 9/15/2020 (Federal Transit Administration Section 5307 Urbanized Area Formula Funds)	A/A3	1,000,000	1,127,890

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2042 (Transportation System Improvements)	A-/A3	1,000,000	1,013,190

Salem County Pollution Control Financing Authority, 5.00% due 12/1/2023 (Chambers Project) (AMT)	BBB-/Baa3	2,000,000	2,184,860

New Mexico — 1.46%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	1,000,000	1,091,110

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,500,000	2,536,850

New York — 2.51%

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,577,650

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,278,460

City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA/A1	400,000	401,612

North Carolina — 0.84%

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2020 (Progress Energy Carolinas, Inc. Initial Project Acquisition; Insured: AMBAC)	A-/NR	410,000	419,672

North Carolina Medical Care Commission, 5.00% due 6/1/2029 (Vidant Health)	A+/A1	1,500,000	1,683,150

Ohio — 4.77%

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	500,000	553,025

City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	702,569

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland Project; LOC: FifthThird Bank)	BBB+/NR	125,000	125,211

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: FifthThird Bank)	BBB+/NR	980,000	1,119,748

County of Montgomery, 0.03% due 11/15/2039 put 7/1/2015 (Miami Valley Hospital; SPA: Barclays Bank plc) (daily demand notes)	NR/Aa3	2,950,000	2,950,000

County of Montgomery, 0.03% due 11/15/2045 put 7/1/2015 (Miami Valley Hospital; SPA: Barclays Bank plc) (daily demand notes)	NR/Aa3	4,100,000	4,100,000

Ohio State Air Quality Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,035,090

Ohio State Water Development Authority, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,041,100

Wyoming City School District GO, 5.00% due 12/1/2018 (Educational Facilities; Insured: AGM)	NR/A2	250,000	254,862

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oregon — 0.40%

Western Generation Agency, 5.00% due 1/1/2016 (Wauna Cogeneration Project; Insured: ACA)	NR/NR	1,000,000	1,006,840

Pennsylvania — 4.99%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	950,000	1,040,611

City of Philadelphia, 5.00% due 6/15/2027 (Philadelphia International and Northeast Philadelphia Airports) (AMT)	A+/A2	2,000,000	2,209,120

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	1,000,000	1,093,080

Lancaster County Hospital Authority, 5.00% due 11/1/2019 (Masonic Villages Project)	A/NR	2,675,000	3,036,392

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,800,000	1,825,380

Pennsylvania Turnpike Commission, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	2,000,000	2,122,660

Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)	BBB+/NR	1,000,000	1,097,930

Rhode Island — 0.31%

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2022 (Public Housing Development)	A+/NR	315,000	370,831

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2024 (Public Housing Development)	A+/NR	350,000	407,414

South Carolina — 0.32%

County of Oconee PCR, 0.07% due 2/1/2017 put 7/1/2015 (Duke Energy Corporation) (daily demand notes)	A-/A1	800,000	800,000

South Dakota — 0.51%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	443,184

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	829,208

Tennessee — 0.23%

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	A-/A3	500,000	574,870

Texas — 13.90%

Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	720,000	738,605

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	795,000	803,991

City of Houston, 5.00% due 9/1/2025 (Convention & Entertainment Facilities Department)	A-/A2	1,000,000	1,172,660

City of Houston, 5.00% due 9/1/2028 (Convention & Entertainment Facilities Department)	A-/A2	325,000	370,506

City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	2,923,150

City of Houston, 5.00% due 9/1/2034 (Convention & Entertainment Facilities Department)	A-/A2	1,550,000	1,706,674

City of Kerrville Health Facilities Development Corp., 5.45% due 8/15/2035 (Sid Peterson Memorial Hospital)	BBB/NR	2,600,000	2,606,474

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A/A2	1,165,000	1,466,584

Harris County-Houston Sports Authority, 5.00% due 11/15/2030	A-/A2	2,000,000	2,234,540

Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	561,350

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	1,000,000	1,189,970

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	20,000	23,848

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	2,980,000	3,361,589

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021	A-/Baa3	40,000	46,198

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 (IDEA Public Schools)	BBB/NR	1,000,000	1,166,240

State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	10,000,000	10,023,400

Texas Public Finance Authority Charter School Finance Corp., 4.15% due 8/15/2016 (IDEA Public Schools; Insured: ACA)	BBB/NR	100,000	103,297

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	168,674

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,686,741

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,198,960

Texas Transportation Commission, 5.00% due 8/15/2034 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,087,740

U.S. Virgin Islands — 0.23%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/Baa3	500,000	562,920

Utah — 0.90%

Herriman City, 4.75% due 11/1/2022 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,116,830

Utah Transit Authority, 5.00% due 6/15/2033 (Integrated Mass Transit System)	A+/A1	1,000,000	1,124,300

Virginia — 1.01%

City of Lexington IDA, 5.25% due 1/1/2021 (Kendal at Lexington Residential Care Facility)	NR/NR	395,000	406,846

City of Lexington IDA, 5.375% due 1/1/2022 (Kendal at Lexington Residential Care Facility)	NR/NR	630,000	647,986

City of Lexington IDA, 5.375% due 1/1/2023 (Kendal at Lexington Residential Care Facility)	NR/NR	425,000	436,063

City of Lexington IDA, 5.375% due 1/1/2028 (Kendal at Lexington Residential Care Facility)	NR/NR	1,000,000	1,019,420

Washington — 2.02%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,627,070

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,137,200

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	A/A2	2,000,000	2,277,700

Wisconsin — 0.40%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,000,000	1,001,620

TOTAL INVESTMENTS — 98.17% (Cost $231,564,972)			$244,618,350

OTHER ASSETS LESS LIABILITIES — 1.83%			4,556,059

NET ASSETS — 100.00%			$249,174,409

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$231,564,972

Gross unrealized appreciation on a tax basis	$14,325,998
Gross unrealized depreciation on a tax basis	(1,272,620)

Net unrealized appreciation (depreciation) on investments (tax basis)	$13,053,378

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$244,618,350	$-	$244,618,350	$-

Total Investments in Securities	$244,618,350	$-	$244,618,350	$-

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2015 (Unaudited)

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015.

11

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County COP, 5.625% due 12/1/2016 (Santa Rita Jail; Insured: AMBAC)	AA/NR	$1,830,000	$1,957,734

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa3	400,000	451,172

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa3	750,000	865,590

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa3	725,000	848,685

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facilities Capital Projects)	AA/Aa3	1,000,000	1,168,320

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,500,000	2,992,075

Anaheim Public Financing Authority, 5.00% due 10/1/2018 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	780,000	787,660

Anaheim Public Financing Authority, 5.00% due 10/1/2020 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	445,000	448,791

Anaheim Public Financing Authority, 5.00% due 10/1/2021 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	820,000	826,191

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,000,000	2,446,800

Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area Toll Bridge)	AA/Aa3	2,075,000	2,150,364

Bay Area Toll Authority, 0.77% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	4,981,450

Bay Area Toll Authority, 1.50% due 4/1/2047 (San Francisco Bay Area Toll Bridge)	AA/Aa3	1,000,000	1,008,640

Bay Area Water Supply & Conservation Agency, 2.00% due 10/1/2015 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,004,630

Bay Area Water Supply & Conservation Agency, 3.00% due 10/1/2016 (Regional Water System Improvements)	AA-/Aa3	3,965,000	4,093,664

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,182,710

Brea Redevelopment Agency, 5.00% due 8/1/2019 (Redevelopment Project AB)	AA-/NR	2,000,000	2,282,800

Brentwood Infrastructure Financing Authority, 3.00% due 9/2/2016 (Residential Single Family Development; Insured: AGM)	AA/NR	315,000	324,034

Brentwood Infrastructure Financing Authority, 4.00% due 9/2/2017 (Residential Single Family Development; Insured: AGM)	AA/NR	920,000	982,128

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2020 (Residential Single Family Development; Insured: AGM)	AA/NR	1,760,000	2,039,030

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2021 (Residential Single Family Development; Insured: AGM)	AA/NR	925,000	1,081,806

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2022 (Residential Single Family Development; Insured: AGM)	AA/NR	850,000	998,639

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2023 (Residential Single Family Development; Insured: AGM)	AA/NR	2,690,000	3,181,920

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	2,370,000	2,475,181

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,699,529

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,863,405

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,657,545

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,329,820

California HFFA, 4.00% due 2/1/2016 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A+/NR	2,475,000	2,528,633

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA-/Aa3	1,100,000	1,215,302

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A+/NR	2,715,000	3,023,994

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA-/Aa3	1,000,000	1,152,990

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,347,286

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	A+/NR	1,000,000	1,084,100

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,327,481

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	1,000,000	1,175,820

California HFFA, 1.45% due 8/15/2023 put 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA-/Aa3	3,000,000	3,035,850

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,113,310

California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/A1	1,000,000	1,184,290

California HFFA, 5.00% due 7/1/2034 put 10/18/2022 (St. Joseph Health System)	AA-/A1	2,000,000	2,394,540

California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/A1	3,000,000	3,287,280

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,841,400

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	169,607

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	181,520

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	142,464

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	3,024,281

California Pollution Control Financing Authority, 0.01% due 11/1/2026 put 7/1/2015 (Pacific Gas & Electric Co.; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/NR	28,900,000	28,900,000

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	660,000	662,785

California State Department of Veterans Affairs, 2.75% due 12/1/2018 (Farm and Home Purchase Program)	AA/Aa3	1,000,000	1,051,300

California State Department of Veterans Affairs, 3.00% due 12/1/2019 (Farm and Home Purchase Program)	AA/Aa3	500,000	532,905

California State Department of Veterans Affairs GO, 4.40% due 12/1/2022 (Farm and Home Purchase Program) (AMT)	AA/Aa2	550,000	558,762

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	738,918

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	A+/NR	1,000,000	1,143,020

California State Public Works Board, 5.00% due 11/1/2016 (California State University-J. Paul Leonard & Sutro Library)	A/Aa3	1,000,000	1,059,690

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,385,976

California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A/A1	1,635,000	1,878,762

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A/A1	3,100,000	3,680,506

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A/A1	565,000	668,926

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A/A1	1,950,000	2,313,460

	California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A/A1	3,250,000	3,867,012

	California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A/A1	1,500,000	1,788,075

	California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A/A1	1,200,000	1,402,644

	California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A/A1	1,400,000	1,670,536

[a]	California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A/A1	7,200,000	8,621,208

	California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A/A1	3,600,000	4,324,968

	California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A/A1	3,000,000	3,611,970

	California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A/A1	1,000,000	1,176,790

	California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A/A1	3,350,000	3,926,903

[a]	California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A/A1	3,580,000	4,297,217

	California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A/A1	4,000,000	4,727,120

	California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	3,715,000	4,230,010

	California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,085,000	1,130,212

	California Statewide Communities Development Authority, 5.00% due 11/1/2020 (Cottage Health System)	A+/NR	100,000	116,262

	California Statewide Communities Development Authority, 4.00% due 11/1/2021 (Cottage Health System)	A+/NR	150,000	167,150

	California Statewide Communities Development Authority, 5.00% due 11/1/2022 (Cottage Health System)	A+/NR	125,000	147,735

	California Statewide Communities Development Authority, 5.00% due 11/1/2023 (Cottage Health System)	A+/NR	150,000	178,988

	California Statewide Communities Development Authority, 5.00% due 11/1/2024 (Cottage Health System)	A+/NR	200,000	237,970

	California Statewide Communities Development Authority, 5.00% due 11/1/2025 (Cottage Health System)	A+/NR	135,000	159,143

	Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	4,770,000	2,816,494

	Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)	A-/NR	1,050,000	1,231,608

	Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	1,760,000	1,591,638

	Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)	AA-/Aa3	1,000,000	1,000,130

	Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/Aa3	500,000	585,705

	Chabot-Las Positas Community College District GO, 0% due 8/1/2018 (Capital Improvements; Insured: AMBAC)	A+/Aa3	2,465,000	2,226,881

	City and County of San Francisco COP, 5.00% due 11/1/2016 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	200,000	212,206

	City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA/Aa3	300,000	301,182

	City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	700,000	792,673

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City and County of San Francisco Redevelopment Agency, 5.00% due 6/1/2020 (San Francisco Redevelopment Projects; Insured: AGM)	AA/A1	1,730,000	1,993,237

	City of Antioch Public Financing Authority, 5.00% due 5/1/2022 (Municipal Facilities Project)	AA-/NR	500,000	583,685

	City of Antioch Public Financing Authority, 5.00% due 5/1/2024 (Municipal Facilities Project)	AA-/NR	900,000	1,065,105

	City of Burbank, 5.00% due 6/1/2016 (Burbank Water and Power System)	AA-/A1	500,000	520,850

	City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,080,230

	City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	400,316

	City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	727,875

	City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,300,000	3,305,445

	City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)	AA-/NR	1,300,000	1,503,476

	City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/A1	1,700,000	1,997,245

	City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A2	550,000	632,990

	City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A2	720,000	833,378

	City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A2	1,000,000	1,168,820

	City of Folsom, 5.00% due 12/1/2016 (Community Facilities District No. 2)	A+/NR	1,100,000	1,161,919

	City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,071,063

	City of Los Angeles Community Facilities District No. 4, 3.00% due 9/1/2015 (Playa Vista - Phase 1)	BBB/NR	1,270,000	1,275,982

	City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2016 (Playa Vista - Phase 1)	BBB/NR	650,000	675,188

	City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2017 (Playa Vista - Phase 1)	BBB/NR	500,000	531,685

	City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank, N.A.)	NR/Aa2	2,625,000	2,691,439

[b]	City of Los Angeles GO, 2.00% due 6/30/2016 (Cash Flow Management)	SP-1+/Mig1	4,000,000	4,066,200

	City of Manteca, 3.00% due 12/1/2015 (Wastewater and Sewer System)	AA-/Aa3	280,000	283,203

	City of Manteca, 4.00% due 7/1/2016 (Water Supply System)	AA-/A1	300,000	310,983

	City of Manteca, 3.00% due 12/1/2016 (Wastewater and Sewer System)	AA-/Aa3	520,000	537,384

	City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	597,157

	City of Manteca, 4.00% due 12/1/2018 (Wastewater and Sewer System)	AA-/Aa3	375,000	408,728

	City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	457,376

	City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,173,870

	City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	759,038

	City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	A/NR	415,000	433,372

	City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC)	NR/NR	885,000	966,712

	City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa3	650,000	743,568

	City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa3	600,000	697,008

	City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa3	1,000,000	1,116,560

	City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa3	745,000	880,396

[a]	City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa3	1,000,000	1,190,810

	City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa3	750,000	889,072

	City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	BBB+/A3	1,155,000	1,315,187

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Torrance, 6.00% due 6/1/2022 (Torrance Memorial Medical Center)	BBB+/A3	2,600,000	2,643,160

	City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	AA-/A3	1,240,000	1,285,458

	Colton Public Financing Authority, 4.00% due 4/1/2017 (Electric Generation Facility Project)	NR/A2	530,000	559,362

	Colton Public Financing Authority, 4.00% due 4/1/2018 (Electric Generation Facility Project)	NR/A2	550,000	592,741

	Colton Public Financing Authority, 4.00% due 4/1/2019 (Electric Generation Facility Project)	NR/A2	400,000	437,888

	Colton Public Financing Authority, 5.00% due 4/1/2020 (Electric Generation Facility Project)	NR/A2	410,000	471,820

	Colton Public Financing Authority, 5.00% due 4/1/2021 (Electric Generation Facility Project)	NR/A2	650,000	754,793

	Colton Public Financing Authority, 5.00% due 4/1/2022 (Electric Generation Facility Project)	NR/A2	970,000	1,135,249

	Community Development Commission of the City of Santa Fe Springs, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,235,000	1,333,504

	Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	250,000	271,233

	Community Redevelopment Agency of the City of Union City, 4.50% due 10/1/2020 (Redevelopment Project; Insured: AMBAC)	NR/Ba1	460,000	460,511

	Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA/Aa2	1,595,000	1,555,013

	Coronado Community Development Agency, 0% due 9/1/2016 (Insured: AGM)	AA/A2	225,000	223,124

	County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,917,243

[b]	County of Los Angeles, 5.00% due 6/30/2016 (General Fund Expenditures)	SP-1+/NR	12,000,000	12,542,400

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	A+/NR	1,000,000	1,156,760

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	A+/NR	2,500,000	2,919,375

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	A+/NR	1,000,000	1,172,620

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	A+/NR	1,000,000	1,180,510

	County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	A+/NR	500,000	592,640

	County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/A1	3,700,000	4,212,376

	Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,167,438

	Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,243,029

	Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,331,684

[b]	Desert Sands USD COP, 4.00% due 3/1/2019 (Educational Facilities; Insured: BAM)	AA/A1	1,000,000	1,085,700

[b]	Desert Sands USD COP, 5.00% due 3/1/2020 (Educational Facilities; Insured: BAM)	AA/A1	700,000	798,427

[b]	Desert Sands USD COP, 5.00% due 3/1/2021 (Educational Facilities; Insured: BAM)	AA/A1	1,080,000	1,244,408

[a]	Emeryville Redevelopment Agency, 5.00% due 9/1/2022 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,775,000	3,294,397

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Emeryville Redevelopment Agency, 5.00% due 9/1/2023 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,420,000	2,894,054

Emeryville Redevelopment Agency, 5.00% due 9/1/2024 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	3,900,000	4,697,901

Fillmore Public Financing Authority, 5.00% due 5/1/2016 (Water Recycling Financing Project; Insured: CIFG)	AA/A3	735,000	760,416

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A3	590,000	650,581

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	AA-/A3	630,000	718,232

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	AA-/A3	675,000	791,829

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	2,510,000	2,876,862

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	720,000	864,202

Fullerton Public Financing Authority, 5.00% due 9/1/2016 (Insured: AMBAC)	A/NR	1,775,000	1,787,851

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,487,912

Hacienda La Puente USD COP, 2.00% due 6/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	850,000	861,441

Hacienda La Puente USD COP, 3.00% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/A1	160,000	166,410

Hacienda La Puente USD COP, 4.00% due 6/1/2018 (Educational Facilities; Insured: AGM)	AA/A1	705,000	760,258

Hacienda La Puente USD COP, 5.00% due 6/1/2019 (Educational Facilities; Insured: AGM)	AA/A1	675,000	763,304

Hacienda La Puente USD COP, 5.00% due 6/1/2020 (Educational Facilities; Insured: AGM)	AA/A1	740,000	850,652

Hacienda La Puente USD COP, 5.00% due 6/1/2022 (Educational Facilities; Insured: AGM)	AA/A1	575,000	669,455

Hacienda La Puente USD COP, 5.00% due 6/1/2023 (Educational Facilities; Insured: AGM)	AA/A1	1,535,000	1,800,033

Hacienda La Puente USD COP, 5.00% due 6/1/2024 (Educational Facilities; Insured: AGM)	AA/A1	880,000	1,036,922

Hacienda La Puente USD COP, 5.00% due 6/1/2025 (Educational Facilities; Insured: AGM)	AA/A1	1,300,000	1,539,603

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,447,968

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2015	A-/NR	565,000	567,045

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2016	A-/NR	1,290,000	1,315,800

Irvine Ranch Water District, 0.02% due 10/1/2041 put 7/1/2015 (Water and Sewer System Improvements; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	20,000,000	20,000,000

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	949,509

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	1,005,636

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,060,110

Kern High School District GO, 3.00% due 8/1/2015 (Insured: AGM)	A+/Aa2	500,000	501,190

Kern High School District GO, 4.00% due 8/1/2016 (Insured: AGM)	A+/Aa2	500,000	519,520

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	A+/Aa2	500,000	533,835

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	544,085

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,000,000	1,155,880

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	A+/NR	2,000,000	2,322,920

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,500,000	1,742,985

Lodi Public Financing Authority, 3.00% due 10/1/2016 (City Police Building and Jail)	A/NR	830,000	850,650

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A/NR	965,000	1,095,999

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A/NR	1,020,000	1,165,615

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A/NR	1,040,000	1,182,927

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A/NR	1,120,000	1,263,438

Los Alamitos USD GO, 0% due 9/1/2016 (Educational Facilities) (ETM)	SP-1+/Aa2	2,000,000	1,991,120

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2016	A+/A1	2,100,000	2,204,370

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017	A+/A1	1,660,000	1,802,860

Los Angeles County Public Works Financing Authority, 4.25% due 6/1/2016 (Calabasas Landfill; Insured: AMBAC)	AA/A1	1,000,000	1,003,020

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	2,060,000	2,306,520

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,790,326

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,239,660

Los Angeles Department of Water & Power, 0.01% due 7/1/2034 put 7/1/2015 (Electric Power Plant; SPA: Royal Bank of Canada) (daily demand notes)	AA-/Aa3	31,500,000	31,500,000

Los Angeles Municipal Improvement Corp., 5.00% due 11/1/2017 (Capital Improvements)	A+/A2	3,235,000	3,546,078

Los Angeles Municipal Improvement Corp., 5.00% due 3/1/2018 (Capital Improvements)	A+/A2	4,765,000	5,268,518

Los Angeles USD COP, 5.00% due 10/1/2015 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,000,000	2,024,520

Los Angeles USD COP, 5.00% due 10/1/2016 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	425,000	449,234

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,294,360

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,290,622

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,630,540

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,653,970

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,192,960

Manteca USD Community Facilities District No. 1989-2, 3.00% due 9/1/2016 (Educational Facilities; Insured: AGM)	AA/A2	410,000	420,389

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	537,995

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	949,318

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,633,392

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	866,910

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	585,115

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,278,927

Milpitas Redevelopment Agency, 2.00% due 9/1/2015 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,003,050

Milpitas Redevelopment Agency, 3.00% due 9/1/2016 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,028,190

Milpitas Redevelopment Agency, 4.00% due 9/1/2017 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,065,970

Milpitas Redevelopment Agency, 5.00% due 9/1/2025 (Redevelopment Project Area No. 1)	AA-/NR	2,300,000	2,764,554

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,191,550

Mojave USD COP, 0% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	1,045,000	1,009,480

Mojave USD COP, 0% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	1,095,000	1,024,624

Moreno Valley Public Financing Authority, 5.00% due 11/1/2024 (Public Improvements)	A+/NR	1,455,000	1,700,444

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,289,498

Natomas USD GO, 5.00% due 8/1/2024 (Insured: BAM)	AA/A2	2,425,000	2,898,311

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,515,682

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,655,116

Northern California Power Agency, 4.00% due 7/1/2015 (Hydroelectric Project)	A+/A1	500,000	500,055

Northern California Power Agency, 5.00% due 7/1/2016 (Hydroelectric Project)	A+/A1	500,000	523,770

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	108,663

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,398,725

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,679,745

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,825,880

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	AA-/A2	2,850,000	2,410,644

Pasadena USD GO, 5.00% due 11/1/2018 pre-refunded 11/1/2015 (Insured: AGM)	NR/Aa2	1,200,000	1,243,248

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	465,000	555,452

Rancho Cucamonga Redevelopment Successor Agency, 5.00% due 9/1/2023 (Insured: AGM)	AA/NR	1,000,000	1,198,360

Rancho Cucamonga Redevelopment Successor Agency, 5.00% due 9/1/2024 (Insured: AGM)	AA/NR	2,000,000	2,414,640

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	2,500,000	2,778,975

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2023 (Merged Project Area; Insured: BAM)	AA/NR	550,000	645,387

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2024 (Merged Project Area; Insured: BAM)	AA/NR	500,000	591,640

Redevelopment Agency of the City of San Mateo, 4.00% due 8/1/2020 (Downtown and Shoreline Area Redevelopment Projects; Insured: Syncora)	A/NR	400,000	400,680

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa3	1,250,000	1,328,837

	Ridgecrest Redevelopment Agency, 5.00% due 6/30/2016 (Redevelopment Project)	A-/NR	1,055,000	1,099,595

	Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Redevelopment Project)	A-/NR	1,055,000	1,134,009

	Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,165,426

	Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,204,119

	Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,214,044

	Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 (Palm Desert Sheriff’s Station Facilities)	AA-/A2	2,600,000	2,927,834

	Riverside County Public Financing Authority, 4.00% due 11/1/2017 (Capital Facilities Project)	AA-/NR	550,000	588,115

	Riverside County Public Financing Authority, 5.00% due 11/1/2019 (Capital Facilities Project)	AA-/NR	2,000,000	2,287,580

	Riverside County Public Financing Authority, 4.00% due 11/1/2020 (Capital Facilities Project)	AA-/NR	465,000	513,481

	Riverside County Public Financing Authority, 5.00% due 11/1/2021 (Capital Facilities Project)	AA-/NR	1,000,000	1,162,670

	Riverside County Public Financing Authority, 5.00% due 11/1/2025 (Capital Facilities Project)	AA-/NR	1,000,000	1,170,100

	Riverside USD Financing Authority, 2.00% due 9/1/2015 (Educational Facilities; Insured: BAM)	AA/NR	1,300,000	1,303,978

	Riverside USD Financing Authority, 3.00% due 9/1/2016 (Educational Facilities; Insured: BAM)	AA/NR	500,000	514,195

	Riverside USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	285,000	303,633

	Riverside USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	950,000	1,082,620

	Riverside USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	215,000	251,866

	Riverside USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	680,000	801,210

	Riverside USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	350,000	410,498

	Rosemead Community Development Commission, 5.00% due 10/1/2015 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	1,015,000	1,026,683

	Rosemead Community Development Commission, 5.00% due 10/1/2016 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	700,000	736,113

	Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	A-/Baa1	1,390,000	1,462,266

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	949,520

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	890,862

[a]	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	945,400

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	892,778

	Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,516,866

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Sacramento City USD GO, 2.00% due 7/1/2015 (Educational Facilities Improvements; Insured: AGM)	AA/NR	100,000	100,005

	Sacramento City USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA/NR	360,000	402,152

[a]	Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	6,014,192

	Sacramento City USD GO, 5.00% due 7/1/2019 (Educational Facilities Improvements; Insured: AGM)	AA/NR	635,000	727,958

	Sacramento City USD GO, 5.00% due 7/1/2020 (Educational Facilities Improvements; Insured: AGM)	AA/NR	500,000	583,260

	Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,600,000	4,223,700

	Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/NR	400,000	472,032

	Sacramento City USD GO, 5.00% due 7/1/2022 (Educational Facilities Improvements; Insured: AGM)	AA/NR	700,000	833,084

	Sacramento Cogeneration Authority, 5.00% due 7/1/2015 (Procter & Gamble Project)	AA-/Aa3	1,100,000	1,100,143

	Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/Aa3	625,000	712,813

	Sacramento Municipal Utility District, 5.00% due 7/1/2020 pre-refunded 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	3,000,000	3,139,200

	Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,751,100

[a]	San Diego Redevelopment Agency, 5.25% due 9/1/2015 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,375,000	1,380,789

	San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	3,215,000	3,318,491

	San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,734,375

	San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)	A-/Baa3	2,635,000	2,642,536

	San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	1,390,000	1,654,809

	San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/Aa3	5,000,000	6,050,900

	San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/Aa3	3,000,000	3,600,570

	San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2024 (Insured: Natl-Re)	AA+/Aa2	5,675,000	5,697,359

	San Francisco City and County Airports Commission, 5.00% due 5/1/2024 (San Francisco International Airport; Insured: Natl-Re)	AA-/A1	5,000,000	5,187,050

	San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2019 (San Francisco Redevelopment Projects)	A+/NR	2,050,000	2,344,257

	San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2020 (San Francisco Redevelopment Projects)	A+/NR	1,685,000	1,958,155

	San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2021 (San Francisco Redevelopment Projects)	A+/NR	1,000,000	1,174,380

	San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,551,650

	San Juan USD GO, 1.00% due 8/1/2016 (Educational Facilities)	NR/Aa2	3,000,000	3,020,340

	San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2017 (Maple Street Correctional Center)	AA+/Aa2	750,000	814,155

	San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa2	800,000	889,296

	San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa2	410,000	484,993

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa2	1,000,000	1,193,720

	San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa2	585,000	705,194

	San Mateo Flood Control District COP, 5.25% due 8/1/2017 (Colma Creek; Insured: Natl-Re)	AA-/A3	430,000	431,187

	San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	2,000,000	1,867,020

	Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	1,000,000	1,154,920

	Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	1,000,000	1,135,170

	Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/A3	2,035,000	1,803,743

	Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities Projects)	AA+/A1	1,000,000	1,060,030

	Santa Clara County Financing Authority, 5.00% due 5/15/2025 (Multiple Facilities Projects)	AA+/NR	6,755,000	8,169,767

	Santa Monica Community College District GO, 0% due 8/1/2018 pre-refunded 8/1/2015 (College District Capital Improvements; Insured: MBIA)	AA/Aa2	1,320,000	1,149,839

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2022 (Irrigation Water System; Insured: AGM)	AA/A2	400,000	469,100

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2023 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	589,405

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2024 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	593,620

	Semitropic Water Storage Improvement District, 5.00% due 12/1/2025 (Irrigation Water System; Insured: AGM)	AA/A2	1,110,000	1,324,530

	Solano County COP, 5.00% due 11/15/2016 (Health & Social Services Headquarters)	AA-/A1	1,000,000	1,058,020

	South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,000,000	5,419,450

	Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	1,000,000	1,004,120

[a]	Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	A+/A2	2,000,000	2,008,440

	Southern California Public Power Authority, 0% due 7/1/2015 (Multiple Transmission Projects; Insured: Natl-Re)	AA-/Aa3	1,500,000	1,499,985

	Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Adelanto Project; Insured: AMBAC)	NR/Aa3	450,000	450,054

	Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Phoenix Project; Insured: AMBAC)	NR/Aa3	275,000	275,030

	Southern California Public Power Authority, 5.00% due 7/1/2016 (Southern Transmission Project)	AA-/NR	2,000,000	2,093,640

	State of California Economic Recovery GO, 5.00% due 7/1/2018 pre-refunded 7/1/2018 (ETM)	AA+/Aaa	2,330,000	2,608,691

	State of California Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	670,000	753,964

	State of California GO, 4.00% due 8/1/2016 (Various Capital Projects)	A+/Aa3	500,000	519,690

	State of California GO, 5.00% due 3/1/2017 (Various Capital Projects; Insured: Syncora)	A+/Aa3	2,860,000	2,949,175

	State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	295,000	297,242

	State of California GO, 5.00% due 9/1/2020 (Various Capital Projects)	A+/Aa3	2,000,000	2,343,600

	Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2023	AA-/NR	1,735,000	2,061,631

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2024	AA-/NR	1,250,000	1,496,675

[b]	Successor Agency to the Poway Redevelopment Agency, 5.00% due 6/15/2025 (Paguay Redevelopment Project)	AA-/NR	4,665,000	5,586,991

	Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Insured: BAM)	AA/NR	400,000	464,584

	Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Insured: BAM)	AA/NR	400,000	464,796

	Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Insured: BAM)	AA/NR	450,000	521,915

	Temecula Valley USD Financing Authority, 2.00% due 9/1/2015 (Educational Facilities; Insured: BAM)	AA/NR	1,305,000	1,308,798

	Temecula Valley USD Financing Authority, 3.00% due 9/1/2016 (Educational Facilities; Insured: BAM)	AA/NR	580,000	596,466

	Temecula Valley USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	400,000	426,452

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2018 (Educational Facilities; Insured: BAM)	AA/NR	325,000	362,674

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	375,000	427,350

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2020 (Educational Facilities; Insured: BAM)	AA/NR	400,000	462,680

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2021 (Educational Facilities; Insured: BAM)	AA/NR	515,000	602,931

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	275,000	322,550

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	300,000	354,285

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	300,000	356,145

	Temecula Valley USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	300,000	352,686

	Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,854,471

	Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,128,500

	Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A1	2,000,000	1,859,160

	Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	870,261

	Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa3	500,000	593,440

	Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa3	1,060,000	1,256,927

	Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BBB-/Baa2	1,440,000	1,532,174

	Vista Redevelopment Agency, 5.00% due 9/1/2019 (Vista Redevelopment Project; Insured: AGM)	AA/NR	300,000	342,489

	Vista Redevelopment Agency, 5.00% due 9/1/2020 (Vista Redevelopment Project; Insured: AGM)	AA/NR	275,000	318,093

	Vista Redevelopment Agency, 5.00% due 9/1/2021 (Vista Redevelopment Project; Insured: AGM)	AA/NR	265,000	310,021

	Vista Redevelopment Agency, 5.00% due 9/1/2022 (Vista Redevelopment Project; Insured: AGM)	AA/NR	335,000	393,648

	Vista Redevelopment Agency, 5.00% due 9/1/2023 (Vista Redevelopment Project; Insured: AGM)	AA/NR	400,000	472,920

	Walnut Improvement Agency, 4.00% due 3/1/2016 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	511,170

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Walnut Improvement Agency, 4.00% due 3/1/2017 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,047,500

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,067,260

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	447,620

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/NR	725,000	788,909

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/NR	910,000	974,228

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/NR	2,010,000	2,151,866

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A3	1,205,000	1,318,969

TOTAL INVESTMENTS — 98.86% (Cost $609,672,128)			$627,977,026

OTHER ASSETS LESS LIABILITIES — 1.14%			7,217,397

NET ASSETS — 100.00%			$635,194,423

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$609,672,128

Gross unrealized appreciation on a tax basis	$19,096,863
Gross unrealized depreciation on a tax basis	(791,965)

Net unrealized appreciation (depreciation) on investments (tax basis)	$18,304,898

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2015 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$627,977,026	$-	$627,977,026	$-

Total Investments in Securities	$627,977,026	$-	$627,977,026	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015.

15

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$2,013,194

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,163,300

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (2005 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	2,000,000	2,375,160

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2016 (San Juan-Chama Drinking Water Project; Insured: AMBAC)	AA+/Aa2	500,000	522,530

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2018 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,585,373

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2031 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	500,000	583,980

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	1,000,000	1,163,270

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	4,123,718

Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,374,503

Bernalillo County GRT, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,323,250

Bernalillo County GRT, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,841,374

Bernalillo County GRT, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,558,356

Bernalillo County GRT, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,717,212

Bernalillo County GRT, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	352,554

Bernalillo County GRT, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	987,910

Bernalillo County GRT, 5.70% due 4/1/2027 (Government Services)	AAA/Aa2	3,000,000	3,636,480

Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,611,019

Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,700,905

Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,316,018

Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,103,782

Cibola County, 3.00% due 6/1/2016 (County Building Improvements)	NR/A2	185,000	189,227

Cibola County, 3.00% due 6/1/2016 (County Building Improvements)	NR/NR	245,000	250,598

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/A2	360,000	421,711

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/NR	355,000	415,854

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	1,340,000	1,511,078

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	3,000,000	3,383,010

City of Albuquerque GRT, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	634,597

City of Albuquerque GRT, 5.00% due 7/1/2027 (I-25/Paseo del Norte Interchange)	AAA/Aa2	555,000	641,358

City of Albuquerque GRT, 5.00% due 7/1/2033 (City Infrastructure Improvements)	AAA/Aa2	1,100,000	1,271,402

City of Albuquerque GRT, 5.00% due 7/1/2034 (City Infrastructure Improvements)	AAA/Aa2	1,200,000	1,381,428

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	1,035,000	1,095,672

City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	572,081

City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	647,232

City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,995,545

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	4,000,000	4,364,440

City of Farmington PCR, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	965,000	1,054,600

City of Gallup PCR, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,556,426

City of Las Cruces, 4.00% due 6/1/2021 (Joint Utility System)	NR/Aa2	100,000	111,973

City of Las Cruces, 4.00% due 6/1/2022 (Joint Utility System)	NR/Aa2	670,000	750,782

City of Las Cruces, 4.00% due 6/1/2023 (Joint Utility System)	NR/Aa2	695,000	781,166

City of Las Cruces, 4.00% due 6/1/2025 (Joint Utility System)	NR/Aa2	750,000	842,160

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,260,300

City of Las Cruces GRT, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	832,675

City of Las Cruces GRT, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	874,449

City of Las Cruces GRT, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	912,272

City of Las Cruces GRT, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	955,349

City of Las Cruces GRT, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,561,600

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,324,780

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,479,342

Colfax County GRT, 5.00% due 9/1/2019 (Government Center Facility)	A-/NR	570,000	624,646

Colfax County GRT, 5.50% due 9/1/2029 (Government Center Facility)	A-/NR	2,510,000	2,704,073

County of Los Alamos GRT, 5.75% due 6/1/2016 (Public Facilities Projects)	AA+/A1	1,315,000	1,379,593

County of Los Alamos GRT, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,131,910

County of Los Alamos GRT, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	3,000,000	3,406,470

County of Los Alamos GRT, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,135,490

County of Taos GRT, 3.00% due 4/1/2018 (County Educational Improvements; Insured: BAM)	AA/NR	1,000,000	1,032,900

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	2,000,000	2,208,040

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,565,000	1,744,521

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,655,000	1,844,845

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,745,000	1,945,169

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,321,800

Las Cruces School District No. 2 GO, 2.00% due 8/1/2018 (New Mexico SD Credit Enhancement Program) (State Aid Withholding)	NR/Aa1	630,000	647,728

New Mexico Educational Assistance Foundation, 4.10% due 9/1/2015 (Student Loans; LOC: Royal Bank of Canada) (AMT)	NR/Aaa	2,000,000	2,011,560

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016 (Student Loans)	NR/Aaa	690,000	718,193

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,228,016

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,151,260

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,417,660

New Mexico Finance Authority, 5.00% due 12/15/2017 (State Highway Infrastructure)	AA/Aa2	250,000	275,020

New Mexico Finance Authority, 5.00% due 6/15/2019 (UNM Health Sciences Center; Insured: Natl-Re)	NR/Aa2	1,215,000	1,219,787

New Mexico Finance Authority, 5.00% due 6/1/2020 (The Public Project Revolving Fund Program; Insured: AMBAC)	AAA/Aa1	365,000	380,443

New Mexico Finance Authority, 5.00% due 6/15/2022 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,398,111

New Mexico Finance Authority, 5.00% due 6/1/2024 (The Public Project Revolving Fund Program)	AAA/Aa1	4,185,000	5,070,127

New Mexico Finance Authority, 5.00% due 6/15/2024 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	7,000,000	7,528,290

New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,444,956

New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,403,802

New Mexico Finance Authority, 5.00% due 6/15/2031 (The Public Project Revolving Fund Program)	AA+/Aa2	1,000,000	1,154,290

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 pre-refunded 8/1/2018 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,891,540

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	600,000	667,284

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	2,029,480

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,262,770

New Mexico Housing Authority, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	665,000	665,392

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2015	A+/A1	490,000	490,064

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020	A+/A1	590,000	669,208

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023	A+/A1	685,000	761,549

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024	A+/A1	525,000	595,082

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025	A+/A1	505,000	567,337

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028	A+/A1	1,500,000	1,653,720

New Mexico MFA, 5.25% due 7/1/2023 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	410,000	427,901

New Mexico MFA, 5.375% due 7/1/2023 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	275,000	276,914

New Mexico MFA, 4.625% due 3/1/2028 (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	1,350,000	1,446,917

New Mexico MFA, 5.50% due 7/1/2028 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	900,000	931,959

New Mexico MFA, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	245,000	254,822

New Mexico MFA, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	495,000	522,557

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	435,000	491,028

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Juan County, 3.00% due 6/15/2016 (County Capital Improvements)	A+/A2	410,000	419,758

San Juan County, 4.00% due 6/15/2017 (County Capital Improvements)	A+/A2	500,000	529,835

San Juan County, 5.00% due 6/15/2028 (County Capital Improvements)	A+/A1	1,280,000	1,451,507

San Juan County, 5.00% due 6/15/2030 (County Capital Improvements)	A+/A1	1,365,000	1,532,431

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	580,000	610,119

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,796,640

Santa Fe County GO, 4.00% due 7/1/2019 pre-refunded 7/1/2016 (County Road and Water System Improvement Projects; Insured: Natl-Re)	NR/Aaa	750,000	776,843

Santa Fe County GRT, 5.00% due 6/1/2025 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,542,604

Santa Fe County GRT, 5.00% due 6/1/2026 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,677,970

Santa Fe Public School District GO, 5.00% due 8/1/2022 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	2,205,000	2,628,360

Taos Municipal School District No. 1 GO, 5.00% due 9/1/2016 (Taos County School Facilities) (State Aid Withholding)	NR/Aa1	200,000	210,752

Town of Silver City GRT, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,043,910

Town of Silver City GRT, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,096,893

Ventana West Public Improvement District, 6.625% due 8/1/2023	NR/NR	1,635,000	1,637,616

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,106,140

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	2,500,000	2,802,375

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,733,568

TOTAL INVESTMENTS — 80.37% (Cost $171,211,128)			$180,858,540

OTHER ASSETS LESS LIABILITIES — 19.63%			44,161,356

NET ASSETS — 100.00%			$225,019,896

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

MFA	Mortgage Finance Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$171,211,128

Gross unrealized appreciation on a tax basis	$10,096,051
Gross unrealized depreciation on a tax basis	(448,639)

Net unrealized appreciation (depreciation) on investments (tax basis)	$9,647,412

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2015 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$180,858,540	$-	$180,858,540	$-

Total Investments in Securities	$180,858,540	$-	$180,858,540	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015.

6

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (City Budget Financial Management; Insured: AGM)	AA/Aa2	$255,000	$265,838

City of New York GO, 5.00% due 8/1/2019 (City Budget Financial Management)	AA/Aa2	1,000,000	1,137,840

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	1,000,000	1,192,550

City of New York GO, 5.00% due 8/1/2025 (City Budget Financial Management)	AA/Aa2	400,000	434,324

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	1,000,000	1,139,820

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,149,340

Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	607,102

Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	572,551

Erie County Industrial Development Agency, 5.25% due 5/1/2025 (Buffalo City School District)	AA/Aa2	1,000,000	1,121,250

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	1,000,000	1,104,020

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	550,310

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A3	500,000	551,240

Long Island Power Authority, 5.25% due 9/1/2029	A-/Baa1	645,000	771,020

Monroe County Industrial Development Corp., 4.00% due 6/1/2016 (St. John Fisher College)	BBB+/NR	880,000	903,980

Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	276,840

Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	329,949

Nassau County IDA, 4.75% due 3/1/2026 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,046,800

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2021 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	275,000	326,546

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2028 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	400,000	470,384

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2031 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	1,000,000	1,158,750

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	877,584

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,114,020

New York City Metropolitan Transportation Authority, 6.25% due 11/15/2023	AA-/A2	1,000,000	1,165,800

New York City Municipal Water Finance Authority, 5.00% due 6/15/2032 (Water and Sewer System)	AA+/Aa2	1,000,000	1,153,370

New York City Municipal Water Finance Authority, 0.05% due 6/15/2035 put 7/1/2015 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	3,800,000	3,800,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2043 put 7/1/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	500,000	500,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 7/1/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	1,500,000	1,500,000

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA/Aa2	1,000,000	1,123,450

New York City Transitional Finance Authority, 5.00% due 11/1/2020 (City Capital Projects)	AAA/Aaa	1,000,000	1,016,370

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 0.03% due 11/1/2022 put 7/1/2015 (City Capital Projects; SPA: Royal Bank of Canada) (daily demand notes)	AAA/Aa1	1,980,000	1,980,000

New York City Transitional Finance Authority, 0.03% due 11/1/2042 put 7/1/2015 (School Financing Act; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	800,000	800,000

New York City Trust for Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts)	A+/A2	175,000	197,540

New York Convention Center Development Corp., 5.00% due 11/15/2017 (Jacob K. Javits Convention Center; Insured: AMBAC)	NR/A1	1,000,000	1,017,640

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,101,080

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	400,000	436,908

New York State Dormitory Authority, 5.00% due 7/1/2016 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	600,000	626,352

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	1,000,000	1,072,660

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	775,000	876,672

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,345,351

New York State Dormitory Authority, 4.00% due 10/1/2020 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	325,000	360,890

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	AA-/A3	1,000,000	1,186,270

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,097,780

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	679,575

New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,022,400

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,658,380

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	1,000,000	1,155,110

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,179,820

New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa2	1,000,000	1,088,710

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	849,427

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	538,175

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,921,475

New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	231,094

New York State Dormitory Authority, 5.25% due 5/1/2030 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,142,490

New York State Dormitory Authority, 5.00% due 7/1/2034 (Pratt Institute)	NR/A3	1,000,000	1,112,530

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/A3	1,000,000	1,006,420

New York State Thruway Authority, 5.00% due 4/1/2018 pre-refunded 10/1/2015 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	NR/NR	60,000	60,720

New York State Thruway Authority, 5.00% due 4/1/2018 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/NR	385,000	389,651

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Thruway Authority, 5.00% due 4/1/2019 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/A2	235,000	237,825

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge Project)	A-/A3	2,000,000	2,257,860

New York State Thruway Authority, 5.00% due 4/1/2022 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,090,730

New York State Thruway Authority, 5.00% due 1/1/2028 (Multi-Year Highway and Bridge Capital Program)	A/A2	500,000	578,125

New York State Urban Development Corp., 5.25% due 1/1/2021	AA/NR	1,000,000	1,128,590

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,091,070

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (State University of New York Upstate Medical University)	A+/NR	1,000,000	1,131,870

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA/Aa3	1,000,000	1,088,120

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2029 (New York Local Government Assistance Corp.)	AAA/Aa1	250,000	295,162

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2030 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,175,270

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2031 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,169,040

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA-/Aa2	2,150,000	2,448,721

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA/A2	1,000,000	1,145,620

Town of Babylon GO, 5.00% due 9/1/2015 (Insured: AMBAC)	NR/NR	25,000	25,100

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,547,644

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,170,620

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,157,320

Triborough Bridge and Tunnel Authority, 0.02% due 1/1/2033 put 7/1/2015 (MTA Bridges & Tunnels; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa1	600,000	600,000

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	230,000	260,395

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	710,000	792,268

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,164,660

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,158,940

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A1	1,300,000	1,549,873

TOTAL INVESTMENTS — 97.65% (Cost $75,091,837)			$78,760,991

OTHER ASSETS LESS LIABILITIES — 2.35%			1,898,756

NET ASSETS — 100.00%			$80,659,747

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2015 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$75,091,837

Gross unrealized appreciation on a tax basis	$3,756,983
Gross unrealized depreciation on a tax basis	(87,829)

Net unrealized appreciation (depreciation) on investments (tax basis)	$3,669,154

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2015 (Unaudited)

minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$78,760,991	$-	$78,760,991	$-

Total Investments in Securities	$78,760,991	$-	$78,760,991	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015.

5

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 16.00%

	United States Treasury Notes, 1.375%, 11/30/2015	$2,500,000	$2,513,355

	United States Treasury Notes, 2.625%, 2/29/2016	2,000,000	2,032,627

	United States Treasury Notes, 4.875%, 8/15/2016	5,000,000	5,250,659

	United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,264,375

	United States Treasury Notes, 2.25%, 11/30/2017	3,500,000	3,621,406

	United States Treasury Notes, 2.625%, 1/31/2018	6,700,000	7,001,566

	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,091,885

	United States Treasury Notes, 1.375%, 2/29/2020	2,500,000	2,478,735

	United States Treasury Notes, 2.125%, 5/15/2025	1,000,000	981,699

	United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015	4,865,200	4,876,744

	United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016	5,959,950	6,045,275

	TOTAL U.S. TREASURY SECURITIES (Cost $39,331,632)		40,158,326

	U.S. GOVERNMENT AGENCIES — 16.36%

	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,292,896

	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,331,110

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	722,487	733,329

	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	1,697,226	1,886,752

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	2,325,000	2,304,456

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45%, 9/15/2017	3,000,000	3,290,541

	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	1,235,298	1,341,150

	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	727,468	796,208

	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	556,601	608,063

	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	491,197	527,108

	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	501,919	544,330

	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	990,333	1,088,020

	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	554,147	617,168

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	2,053,511	2,285,739

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	1,116,567	1,241,817

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	3,091,274	3,493,579

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	2,948,311	3,135,169

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	3,015,092	3,075,895

[b,c]	U.S. Department of Transportation, 5.594%, 12/7/2021	1,997,194	2,176,942

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	2,313,861	2,288,094

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.634%, 6/26/2024	3,000,000	2,995,662

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $39,604,584)		41,054,028

	MORTGAGE BACKED — 55.39%

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	186,499	204,118

	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	55,049	56,923

	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	214,651	223,186

	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	227,300	235,045

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	175,638	182,918

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	789,035	822,108

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	421,948	439,247

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	97,367	101,426

	Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032	547,300	561,826

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	217,279	227,132

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	56,572	58,614

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	764,394	790,146

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	1,360,564	1,440,226

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	228,366	233,444

	Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	906,179	948,491

	Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	665,903	720,059

	Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	2,122,724	2,339,105

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	1,620,896	1,640,003

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	2,673,671	2,838,968

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	2,987,000	2,933,273

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	3,494,360	3,430,729

	Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	3,603,419	3,602,508

	Federal Home Loan Mtg Corp., CMO Series K018 Class A1, 1.781%, 10/25/2020	1,820,883	1,836,524

	Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	3,366,529	3,464,171

	Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,848,200	1,898,322

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	5,693,351	5,841,941

	Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683%, 12/25/2023	2,537,224	2,610,883

	Federal Home Loan Mtg Corp., CMO Series K042 Class A1, 2.267%, 6/25/2024	2,341,617	2,353,167

	Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	3,050,355

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413%, 1/25/2021	1,892,491	1,941,936

	Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	2,796,564	2,904,167

	Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	200,991	211,975

	Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023	296	299

	Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	1,857,840	1,951,240

	Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	417,977	434,582

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2015 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	436,256	455,549

Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	120,872	126,958

Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	750,065	815,400

Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	773,664	825,192

Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	1,248,705	1,320,456

Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	1,270,536	1,341,954

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	2,330,951	2,475,165

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	22,518	24,714

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	143,122	149,030

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	380,448	396,947

Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%, 6/25/2023	91,934	92,822

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	166,501	173,441

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%, 1/25/2030	38,657	38,772

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.281%, 3/25/2039	495,836	438,580

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	99,640	102,499

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	369,310	385,657

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	200,248	208,672

Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	282,213	294,526

Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%, 2/25/2021	1,091,957	1,099,449

Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%, 7/25/2024	22,588	22,609

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	2,132,497	2,225,200

Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	2,383,213	2,488,776

Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	2,357,182	2,412,862

Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	2,902,684	2,806,881

Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	2,917,765	3,131,204

Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	2,951,546	3,136,709

Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	5,254,783	5,304,041

Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,659,698	1,746,856

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	3,006,933	3,208,989

Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	1,288	1,351

Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018	6,643	6,979

Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	32,416	36,118

Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	71,816	81,744

Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	14,792	16,991

Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	2,794	3,000

Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	255,478	268,351

Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	278,762	295,597

Federal National Mtg Assoc., Pool 895572, 2.567%, 6/1/2036	368,960	394,438

Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	478,240	498,398

Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	743,861	790,643

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2015 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	1,473,149	1,514,869

Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	1,136,208	1,213,346

Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	2,871,357	3,039,489

Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	2,763,964	2,872,039

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	323,560	339,865

Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	229,419	239,089

Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	188,900	196,862

Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	483,513	507,878

Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	5,481,951	5,658,187

Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	3,023,333	3,047,779

Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	3,580,916	3,735,483

Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%, 10/20/2020	867,194	887,319

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	650,992	711,021

Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016	1,373	1,413

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	225,845	238,557

Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059	963,843	1,010,945

Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	3,951,070	4,265,165

Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061	2,875,016	3,137,571

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,798,857	5,374,096

Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060	5,415,610	5,674,958

Government National Mtg Assoc., Pool 894205, 3.00%, 8/20/2039	806,392	837,495

Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	2,263,225	2,344,712

TOTAL MORTGAGE BACKED (Cost $138,140,584)		139,020,715

SHORT TERM INVESTMENTS — 4.78%

Bank of New York Tri-Party Repurchase Agreement 0.17% dated 6/30/2015 due 7/1/2015, repurchase price $12,000,057 collateralized by 25 U.S. Government debt securities, having an average coupon of 2.83%, a minimum credit rating of BBB-, maturity dates from 5/25/2021 to 6/20/2045, and having an aggregate market value of $12,212,862 at 6/30/2015	12,000,000	12,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $12,000,000)		12,000,000

TOTAL INVESTMENTS — 92.53% (Cost $229,076,800)		$232,233,069

OTHER ASSETS LESS LIABILITIES — 7.47%		18,738,509

NET ASSETS — 100.00%		$250,971,578

Footnote Legend

a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the aggregate value of these securities in the Fund’s portfolio was $2,176,942, representing 0.87% of the Fund’s net assets.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2015 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REMIC	Real Estate Mortgage Investment Conduit

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$229,076,800

Gross unrealized appreciation on a tax basis	$4,238,677
Gross unrealized depreciation on a tax basis	(1,082,408)

Net unrealized appreciation (depreciation) on investments (tax basis)	$3,156,269

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2015 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$40,158,326	$40,158,326	$-	$-
U.S. Government Agencies	41,054,028	-	38,877,086	2,176,942
Mortgage Backed	139,020,715	-	139,020,715	-
Short Term Investments	12,000,000	-	12,000,000	-

Total Investments in Securities	$232,233,069	$40,158,326	$189,897,801	$2,176,942

(a) In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, a portfolio security characterized as a Level 3 investment representing $2,176,942 market value in U.S. Government Agencies was fair valued by the Committee using a yield of 2.9346%, based upon current market prices/yields of comparable securities.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2015.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2015 (Unaudited)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2015 is as follows:

	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2014	$2,356,134	$2,356,134
Accrued Discounts (Premiums)	2,133	2,133
Net Realized Gain (Loss)	1,775	1,775
Gross Purchases	–	–
Gross Sales	(154,526)	(154,526)
Net Change in Unrealized Appreciation (Depreciation)	(28,574)	(28,574)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 6/30/2015	$2,176,942	$2,176,942

(a) Level 3 investments represent 0.87% of total Net Assets at the period ended June 30, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

7

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 32.44%

	United States Treasury Notes, 0.25% due 7/15/2015	NR/Aaa	$635,000	$635,019

	United States Treasury Notes, 0.25% due 10/31/2015	NR/NR	100,000	100,063

	United States Treasury Notes, 0.25% due 12/31/2015	NR/NR	100,000	100,054

	United States Treasury Notes, 0.375% due 4/30/2016	NR/NR	100,000	100,081

	United States Treasury Notes, 1.75% due 5/31/2016	NR/Aaa	615,000	623,093

	United States Treasury Notes, 0.375% due 5/31/2016	NR/NR	565,000	565,350

	United States Treasury Notes, 0.50% due 6/15/2016	NR/Aaa	100,000	100,202

	United States Treasury Notes, 0.625% due 12/15/2016	NR/NR	100,000	100,208

	United States Treasury Notes, 2.75% due 5/31/2017	NR/Aaa	1,250,000	1,300,708

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	100,000	100,468

	United States Treasury Notes, 0.50% due 7/31/2017	NR/Aaa	400,000	398,594

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	800,000	798,250

	United States Treasury Notes, 1.00% due 5/15/2018	NR/NR	420,000	420,402

	United States Treasury Notes, 1.50% due 5/31/2019	NR/Aaa	200,000	201,078

	TOTAL U.S. TREASURY SECURITIES (Cost $5,534,872)			5,543,570

	U.S. GOVERNMENT AGENCIES — 2.51%

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	81,481	81,853

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	80,000	80,033

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	61,223	66,886

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.634% due 6/26/2024	NR/NR	200,000	199,711

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $427,092)			428,483

	OTHER GOVERNMENT — 1.19%

[a]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	100,000	101,008

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	100,000	101,604

	TOTAL OTHER GOVERNMENT (Cost $202,467)			202,612

	MORTGAGE BACKED — 1.39%

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.415% due 1/25/2021	NR/Aaa	94,625	97,097

	Federal National Mtg Assoc. Pool AS3705, 2.50% due 11/1/2024	NR/NR	136,917	140,708

	TOTAL MORTGAGE BACKED (Cost $237,300)			237,805

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	ASSET BACKED SECURITIES — 18.13%
	ADVANCE RECEIVABLES — 1.76%

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	100,000	100,125

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	100,000	100,094

[b]	HLSS Servicer Advance Receivables Trust, Series 2014-T2 Class AT2, 2.217% due 1/15/2047	AAA/NR	100,000	100,331

				300,550

	AUTO RECEIVABLES — 4.29%

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	100,000	101,157

[b]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	30,978	31,023

	Ford Credit Auto Lease Trust, Series 2015-A Class A3, 1.13% due 6/15/2018	AAA/Aaa	100,000	99,819

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	100,000	99,822

[b]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	100,000	100,408

[b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	100,000	100,404

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AAA/Aaa	100,000	100,147

	World Omni Auto Receivables Trust, Series 2014-B Class A4, 1.68% due 12/15/2020	AAA/NR	100,000	99,967

				732,747

	COMMERCIAL MTG TRUST — 3.42%

[b]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	99,953	102,254

[b]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	82,765	83,517

[b]	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.539% due 7/12/2044	NR/Aaa	61,201	62,112

[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.187% due 12/25/2045	NR/Baa3	45,993	46,780

[b]	GAHR Commercial Mtg Trust, Series 2015-NRF Class BFX, 3.495% due 12/15/2019	AA-/NR	100,000	101,616

[b]	JPMorgan Chase Commercial Mtg, Series 2014-BXH Class A Floating Rate Note, 1.086% due 4/15/2027	AAA/NR	100,000	99,815

	WFRBS Commercial Mtg Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	89,040	88,989

				585,083

	CREDIT CARD — 0.59%

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	100,000	100,297

				100,297

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	OTHER ASSET BACKED — 6.14%

[b]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	68,402	68,530

[b]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aa3	50,000	50,186

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	A/NR	89,527	90,014

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 0.937% due 4/22/2019	NR/Aaa	100,000	100,703

[b]	GTP Cellular Sites, LLC, 3.721% due 3/15/2042	NR/NR	96,706	97,901

[b]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 0.935% due 10/25/2019	NR/Aaa	100,000	100,003

[b]	PFS Financing Corp, Series 2015-AA Class A Floating Rate Note, 0.806% due 4/15/2020	AAA/Aaa	100,000	99,946

[b]	PFS Financing Corp., Series 2013-AA Class A Floating Rate Note, 0.736% due 2/15/2018	AAA/Aaa	100,000	99,995

[b]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 4/15/2016	AAA/NR	60,860	61,030

[b]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	100,000	101,476

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	100,000	100,501

[b]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	29,672	29,998

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	49,872	49,743

				1,050,026

	STUDENT LOAN — 1.93%

[b]	Navient Student Loan Trust, Series 2015-AA Class A1, 0.686% due 12/15/2021	NR/Aaa	70,765	70,767

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.737% due 5/25/2027	AA+/NR	75,742	76,143

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 2.686% due 1/15/2043	AAA/Aaa	100,000	105,604

	SLM Student Loan Trust, Series 2013-4 Class A Floating Rate Note, 0.737% due 6/25/2027	NR/Aaa	77,749	77,437

				329,951

	TOTAL ASSET BACKED SECURITIES (Cost $3,096,829)			3,098,654

	CORPORATE BONDS — 28.31%
	AUTOMOBILES & COMPONENTS — 1.75%

	Automobiles — 1.75%

[b]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A-/A3	150,000	149,031

[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	50,000	50,018

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	100,000	100,673

				299,722

	BANKS — 2.70%

	Banks — 2.06%

	Bank of America Corp. Floating Rate Note, 1.315% due 1/15/2019	A-/Baa1	100,000	100,898

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Citigroup, Inc., 1.70% due 4/27/2018	A-/Baa1	75,000	74,518

	Citigroup, Inc., 2.50% due 7/29/2019	A-/Baa1	75,000	75,110

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A-/Aa3	100,000	101,813

	Thrifts & Mortgage Finance — 0.64%

[a,b]	Northern Rock Covered Bond, LLP, 5.625% due 6/22/2017	AAA/Aaa	100,000	108,357

				460,696

	CAPITAL GOODS — 0.58%

	Construction & Engineering — 0.58%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	100,000	99,500

				99,500

	COMMERCIAL & PROFESSIONAL SERVICES — 1.03%

	Commercial Services & Supplies — 0.59%

	Cintas Corp. No. 2, 2.85% due 6/1/2016	A-/A2	100,000	101,278

	Professional Services — 0.44%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	75,000	75,357

				176,635

	CONSUMER SERVICES — 0.62%

	Diversified Consumer Services — 0.62%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	106,452

				106,452

	DIVERSIFIED FINANCIALS — 3.68%

	Capital Markets — 2.79%

[a]	Deutsche Bank AG London, 2.50% due 2/13/2019	BBB+/A3	75,000	75,381

	Goldman Sachs Group, Inc. Floating Rate Note, 1.374% due 11/15/2018	A-/A3	100,000	100,886

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	100,908

[a,b]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	100,000	100,200

	Morgan Stanley, 2.80% due 6/16/2020	A-/A3	50,000	50,053

	Morgan Stanley, 1.875% due 1/5/2018	A-/A3	50,000	50,133

	Consumer Finance — 0.59%

	Synchrony Financial, 1.875% due 8/15/2017	BBB-/NR	50,000	49,979

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	50,000	50,356

	Diversified Financial Services — 0.30%

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	50,000	50,427

				628,323

	ENERGY — 2.36%

	Oil, Gas & Consumable Fuels — 2.36%

[b]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.03% due 5/1/2020	A-/A2	100,000	100,187

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Delek & Avner Tamar Bond Ltd., 2.803% due 12/30/2016	BBB-/Baa3	100,000	99,875

[b]	Kern River Funding Corp, 4.893% due 4/30/2018	A-/A2	97,800	104,427

[a]	Petrobras Global Finance B.V. Floating Rate Note, 2.643% due 3/17/2017	BBB-/Ba2	100,000	98,220

				402,709

	FOOD & STAPLES RETAILING — 0.43%

	Food & Staples Retailing — 0.43%

	Smith’s 1994-A3 Pass Through Trust, 9.20% due 7/2/2018	BBB/A3	65,655	73,722

				73,722

	FOOD, BEVERAGE & TOBACCO — 2.34%

	Beverages — 0.59%

[a]	Coca Cola HBC Finance B.V., 5.50% due 9/17/2015	BBB/Baa1	100,000	100,566

	Food Products — 1.17%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	50,000	49,921

	General Mills, Inc., 2.20% due 10/21/2019	BBB+/A3	50,000	49,712

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	100,000	99,950

	Tobacco — 0.58%

	Altria Group, Inc., 2.625% due 1/14/2020	BBB+/Baa1	100,000	99,611

				399,760

	HEALTH CARE EQUIPMENT & SERVICES — 0.58%

	Health Care Providers & Services — 0.58%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A/NR	100,000	99,852

				99,852

	INSURANCE — 1.17%

	Insurance — 1.17%

[b]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	50,000	50,032

[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	50,000	50,324

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A+/A2	100,000	100,358

				200,714

	MATERIALS — 0.59%

	Metals & Mining — 0.59%

[b]	Glencore Funding, LLC Floating Rate Note, 1.635% due 1/15/2019	BBB/Baa2	100,000	99,897

				99,897

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.71%

	Pharmaceuticals — 0.71%

[a]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB-/Baa3	60,000	60,317

[a]	Actavis Funding SCS Floating Rate Note, 1.543% due 3/12/2020	BBB-/Baa3	60,000	60,665

				120,982

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	REAL ESTATE — 0.59%

	Real Estate Investment Trusts — 0.59%

	Select Income REIT, 2.85% due 2/1/2018	BBB-/Baa2	100,000	101,350

				101,350

	SOFTWARE & SERVICES — 1.75%

	Information Technology Services — 1.17%

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	100,000	99,808

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	100,000	99,718

	Software — 0.58%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	100,000	100,126

				299,652

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.18%

	Communications Equipment — 1.18%

	Cisco Systems, Inc., 2.45% due 6/15/2020	AA-/A1	100,000	100,712

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	100,000	100,709

				201,421

	TELECOMMUNICATION SERVICES — 2.40%

	Diversified Telecommunication Services — 1.79%

	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	100,000	98,027

[a]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	100,000	104,560

	Verizon Communications, Inc. Floating Rate Note, 2.036% due 9/14/2018	BBB+/Baa1	100,000	103,454

	Wireless Telecommunication Services — 0.61%

[b]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	100,000	103,543

				409,584

	TRANSPORTATION — 0.91%

	Air Freight & Logistics — 0.32%

[b]	FedEx Corp. 2012 Pass Through Trust, 2.625% due 1/15/2018	BBB/A3	54,527	55,060

	Road & Rail — 0.59%

[a,b]	Asciano Finance Ltd., 3.125% due 9/23/2015	BBB/Baa2	100,000	100,406

				155,466

	UTILITIES — 2.94%

	Electric Utilities — 1.76%

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A+/A1	100,000	100,676

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	50,000	50,290

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	50,000	50,071

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	100,000	100,217

	Gas Utilities — 0.59%

	The Laclede Group, Inc. Floating Rate Note, 1.024% due 8/15/2017	BBB+/Baa2	100,000	99,826

	Multi-Utilities — 0.59%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	A-/A2	100,000	101,089

				502,169

	TOTAL CORPORATE BONDS (Cost $4,830,930)			4,838,606

	CONVERTIBLE BONDS — 0.29%
	REAL ESTATE — 0.29%

	Real Estate Investment Trusts — 0.29%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	48,875

	TOTAL CONVERTIBLE BONDS (Cost $47,229)			48,875

	MUNICIPAL BONDS — 1.97%

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	100,000	101,069

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	100,000	100,536

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	35,000	35,017

	Sandoval County, New Mexico, 1.452% due 6/1/2017	A+/NR	100,000	100,318

	TOTAL MUNICIPAL BONDS (Cost $331,836)			336,940

	TOTAL INVESTMENTS — 86.23% (Cost $14,708,555)			$14,735,545

	OTHER ASSETS LESS LIABILITIES — 13.77%			2,353,245

	NET ASSETS — 100.00%			$17,088,790

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the aggregate value of these securities in the Fund’s portfolio was $4,156,651, representing 24.32% of the Fund’s net assets.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REIT	Real Estate Investment Trust

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$14,708,555

Gross unrealized appreciation on a tax basis	$47,008
Gross unrealized depreciation on a tax basis	(20,018)

Net unrealized appreciation (depreciation) on investments (tax basis)	$26,990

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$5,543,570	$5,543,570	$-	$-
U.S. Government Agencies	428,483	-	428,483	-
Other Government	202,612	-	202,612	-
Mortgage Backed	237,805	-	237,805	-
Asset Backed Securities	3,098,654	-	3,098,654	-
Corporate Bonds	4,838,606	-	4,838,606	-
Convertible Bonds	48,875	-	48,875	-
Municipal Bonds	336,940	-	336,940	-

Total Investments in Securities	$14,735,545	$5,543,570	$9,191,975	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2015.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2015 is as follows:

	Asset Backed Securities	Total(b)
Beginning Balance 9/30/2014	$100,000	$100,000
Accrued Discounts (Premiums)	(179)	(179)
Net Realized Gain (Loss)	179	179
Gross Purchases	–	–
Gross Sales	(100,000)	(100,000)
Net Change in Unrealized Appreciation (Depreciation)	–	–
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 6/30/2015	$–	$–

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	June 30, 2015 (Unaudited)

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2015. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.00% of total Net Assets at the period ended June 30, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

10

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 2.22%

	United States Treasury Notes, 5.125% due 5/15/2016	NR/Aaa	$1,000,000	$1,041,846

	United States Treasury Notes, 4.875% due 8/15/2016	NR/Aaa	2,000,000	2,100,263

	United States Treasury Notes, 3.00% due 2/28/2017	NR/Aaa	2,000,000	2,081,309

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	14,900,000	14,969,771

	United States Treasury Notes, 1.625% due 3/31/2019	NR/Aaa	15,000,000	15,178,272

	United States Treasury Notes, 1.50% due 5/31/2019	NR/Aaa	10,000,000	10,053,906

	United States Treasury Notes, 1.125% due 12/31/2019	NR/Aaa	14,900,000	14,636,194

	United States Treasury Notes, 1.375% due 5/31/2020	NR/Aaa	5,000,000	4,939,648

	United States Treasury Notes, 2.125% due 5/15/2025	NR/NR	15,000,000	14,725,488

	TOTAL U.S. TREASURY SECURITIES (Cost $78,788,726)			79,726,697

	U.S. GOVERNMENT AGENCIES — 7.54%

[a]	Agribank FCB, 9.125% due 7/15/2019	A-/NR	14,185,000	17,634,735

	Alex Alpha LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	4,021,739	3,938,787

	Altitude Investments 12 LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	6,246,536	6,302,192

[a]	CoBank ACB Floating Rate Note (Farm Credit Banks), 0.886% due 6/15/2022	A-/NR	27,800,000	26,200,305

[b]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	12,388,857	12,116,525

	DY8 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	4,697,917	4,783,903

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	5,622,155	5,647,865

[b,c]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	9,353,111	9,418,583

	Helios Leasing I LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	4,727,788	4,602,052

[b]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	3,440,000	3,441,428

[b]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	9,479,897	9,315,734

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	993,419	1,008,327

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	4,500,000	4,460,238

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45% due 9/15/2017	A+/Aaa	3,000,000	3,290,541

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 3.55% due 1/15/2024	A+/Aaa	10,000,000	10,560,990

	Sandalwood 2013 LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	6,349,175	6,520,540

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	4,716,861	4,632,655

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	12,917,178	12,524,832

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	430,650	462,750

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	1,652,090	1,837,656

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	1,339,159	1,459,844

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	7,984,141	8,699,646

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	10,680,206	11,376,397

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,752,468	1,851,317

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	11,793,242	12,540,677

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	16,044,021	16,350,501

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	11,736,247	11,972,920

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	12,027,873	12,208,360

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	9,222,762	9,064,000

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	5,556,782	5,456,439

	Southaven Combined Cycle Generation LLC (Tennessee Valley Authority), 3.846% due 8/15/2033	AA-/Aaa	5,850,222	6,099,734

[a,c]	U.S. Department of Transportation, 5.594% due 12/7/2021	NR/NR	1,830,761	1,995,530

[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,375,000

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	12,102,917	11,828,338

[b]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.711% due 6/26/2024	NR/NR	8,300,000	8,287,998

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $270,654,003)			271,267,339

	OTHER GOVERNMENT — 2.86%

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	9,065,128	9,006,304

[a,b,c]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	12,713,174	12,598,755

[b]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	10,900,000	11,009,905

[a,b]	Eurasian Development Bank, 5.00% due 9/26/2020	BBB/Baa1	8,000,000	7,880,800

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	A+/A1	3,000,000	3,330,000

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	A+/A1	4,000,000	4,033,060

[a,b]	Khadrawy Ltd., (Guaranty: Export Credit Guarantee Department), 2.471% due 3/31/2025	NR/NR	6,000,000	5,942,160

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	A+/Aa3	5,000,000	5,067,545

[b]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	16,911,740

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.404% due 9/11/2019	NR/NR	20,070,000	20,052,700

[a,b]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,130,000

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	2,930,000	2,976,997

	TOTAL OTHER GOVERNMENT (Cost $102,539,840)			102,939,966

	MORTGAGE BACKED — 5.10%

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.798% due 6/25/2020	NR/NR	37,217,496	2,292,415

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.906% due 5/25/2019	NR/NR	48,692,443	2,832,225

	Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	135,438	140,877

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	832,835	867,962

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	198,230	204,908

	Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	1,023,212	1,089,761

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	56,572	58,614

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	917,273	948,175

	Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	1,611,683	1,794,912

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	1,814,086	1,920,302

	Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	184,009	192,857

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	342,548	350,167

	Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	4,558,892	4,956,405

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	2,431,344	2,460,004

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	3,054,751	3,243,608

	Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	3,185,712	3,333,053

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	8,961,001	8,799,818

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	4,537,457	4,454,831

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	13,284,486	13,631,197

	Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683% due 12/25/2023	NR/NR	6,702,102	6,896,673

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 1/25/2021	NR/Aaa	5,819,410	5,971,452

	Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	6,219,110	6,531,766

	Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	2,878,372	2,996,992

	Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	8,913,262	9,603,782

	Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	2,345,576	2,490,695

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	383,387	400,014

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	168,143	174,556

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50% due 1/25/2030	NR/NR	40,031	40,150

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	445,240	479,901

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	638,731	689,997

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.281% due 3/25/2039	NR/NR	826,393	730,966

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	232,494	239,164

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	904,910	943,909

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	615,516	642,762

Federal National Mtg Assoc., CMO Series 2009-65 Class GA, 4.50% due 11/25/2023	NR/NR	65,860	66,579

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	500,620	521,681

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	2,112,594	2,204,431

Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,320,384	1,408,130

Federal National Mtg Assoc., CMO Series 2011-89 Class VA, 4.00% due 9/25/2023	NR/NR	1,641,567	1,648,062

Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	11,955,556	12,469,518

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	2,743,075	2,927,401

Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	117,958	122,929

Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	733,081	793,312

Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	8,020,136	8,247,268

Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	3,855,378	4,006,129

Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	9,821,881	10,100,040

Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	11,450,872	11,543,463

Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	10,689,944	11,151,366

Government National Mtg Assoc., CMO Series 2009-35 Class KV, 4.50% due 6/20/2020	NR/NR	389,010	390,196

Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	611,820	655,100

Government National Mtg Assoc., Pool 714631, 5.691% due 10/20/2059	NR/NR	2,602,377	2,729,550

Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	NR/NR	5,760,481	6,218,416

Government National Mtg Assoc., Pool 731491, 5.156% due 12/20/2060	NR/NR	3,448,598	3,758,582

Government National Mtg Assoc., Pool 751388, 5.307% due 1/20/2061	NR/NR	4,517,882	4,930,469

Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	2,459,498	2,564,226

Government National Mtg Assoc., Pool 827148, 1.75% due 2/20/2024	NR/NR	22,075	22,565

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	2,286,085	2,368,396

	TOTAL MORTGAGE BACKED (Cost $182,107,737)			183,252,679

	ASSET BACKED SECURITIES — 20.57%
	ADVANCE RECEIVABLES — 1.79%

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A2, 1.495% due 1/16/2046	AAA/NR	5,000,000	4,998,500

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A3, 2.289% due 1/15/2048	AAA/NR	10,000,000	9,903,040

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	10,500,000	10,513,125

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	19,900,000	19,918,656

[a]	HLSS Servicer Advance Receivables Trust, Series 2014-T2 Class AT2, 2.217% due 1/15/2047	AAA/NR	11,900,000	11,939,419

[a,c]	Ocwen Freddie Advance Funding LLC, Series 2015-T2 Class AT2, 2.014% due 9/15/2045	AAA/NR	7,000,000	6,999,994

				64,272,734

	AUTO RECEIVABLES — 3.67%

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	10,200,000	10,317,969

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	NR/Aaa	6,000,000	5,998,836

[a]	CFC LLC, Series 2013-1A Class A, 1.65% due 7/17/2017	NR/Aa1	19,840	19,843

[a]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	2,292,340	2,295,739

	Ford Credit Auto Lease Trust, Series 2015-A Class A3, 1.13% due 6/15/2018	AAA/Aaa	15,325,000	15,297,324

	Ford Credit Auto Owner Trust, Series 2013-C Class A4, 1.25% due 10/15/2018	AAA/NR	1,200,000	1,204,671

[a]	Ford Credit Auto Owner Trust, Series 2014-2 Class A, 2.31% due 4/15/2026	NR/Aaa	18,000,000	18,212,121

[a]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	9,900,000	9,882,389

[a]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	13,400,000	13,454,676

[a]	Hertz Vehicle Financing LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	10,000,000	9,938,170

[a]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	9,900,000	9,939,946

[a]	OSCAR US Funding Trust, Series 2015-1A Class A2A, 1.30% due 2/15/2018	AAA/Aaa	15,000,000	14,985,105

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AAA/Aaa	7,835,000	7,846,495

	Santander Drive Auto Receivables Trust, Series 2013-4 Class B, 2.16% due 1/15/2020	AAA/Aaa	4,000,000	4,027,207

	World Omni Auto Receivables Trust, Series 2014-B Class A4, 1.68% due 12/15/2020	AAA/NR	8,400,000	8,397,218

				131,817,709

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	COMMERCIAL MTG TRUST — 4.81%

[a]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	14,893,068	15,235,777

	Banc of America Commercial Mtg Inc., Series 2006-6 Class A3, 5.369% due 10/10/2045	AAA/Aaa	3,000,000	3,031,025

[a]	Banc of America Merrill Lynch Large Loan, Inc., Series 2015-200P Class A, 3.218% due 4/14/2033	AAA/NR	5,000,000	4,947,540

[a]	Bayview Commercial Asset Trust, Series 2004-3 Class A2 Floating Rate Note, 0.607% due 1/25/2035	NR/Aa2	3,513,073	3,278,307

[a]	BHMS Mtg Trust, Series 2014-ATLS Class AFL Floating Rate Note, 1.684% due 7/5/2033	NR/NR	10,000,000	9,990,044

[a]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	13,149,619

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.642% due 3/25/2034	CCC/Caa2	284,208	230,871

[a]	COMM Mtg Trust, Series 2012-MVP Class A Floating Rate Note, 2.124% due 11/17/2026	AAA/NR	5,606,874	5,646,411

	Credit Suisse Commercial Mtg Capital Certificates, Series 2007-C2 Class A2, 5.448% due 1/15/2049	AAA/Aaa	8,184	8,191

[a]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	4,469,288	4,509,920

[a]	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.539% due 7/12/2044	NR/Aaa	6,013,036	6,102,501

[a]	Extended Stay America Trust, Series 2013-ESH7 Class B7, 3.604% due 12/5/2031	AA-/NR	11,380,000	11,751,178

[a]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.784% due 10/25/2044	NR/Aa2	4,000,000	4,038,851

[a]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.187% due 12/25/2045	NR/Baa3	2,644,574	2,689,838

[a]	GAHR Commercial Mtg Trust, Series 2015-NRF Class BFX, 3.495% due 12/15/2019	AA-/NR	19,900,000	20,221,526

[a]	Hilton USA Trust, Series 2013-HLT Class BFX, 3.367% due 11/5/2030	AA-/Aa3	18,500,000	18,613,142

[a]	JPMorgan Chase Commercial Mtg, Series 2014-BXH Class A Floating Rate Note, 1.336% due 4/15/2027	AAA/NR	19,900,000	19,863,267

[a]	Madison Avenue Trust, Series 2013-650M Class A, 3.843% due 10/12/2032	NR/Aaa	6,000,000	6,388,630

[a]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.989% due 8/12/2045	NR/Aaa	2,432,167	2,581,629

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.80% due 3/18/2028	AAA/NR	15,000,000	15,080,384

	WFRBS Commercial Mtg Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	5,467,054	5,463,952

				172,822,603

	CREDIT CARD — 0.89%

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	14,613,000	14,656,357

	Synchrony Credit Card Master Note Trust, Series 2015-2 Class A, 1.60% due 4/15/2021	AAA/NR	7,400,000	7,392,350

[a,b]	Turquoise Card Backed Securities plc, Series 2012-1A Class A Floating Rate Note, 0.986% due 6/17/2019	NR/Aaa	10,000,000	10,047,000

				32,095,707

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	OTHER ASSET BACKED — 7.20%

[a]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96% due 3/15/2063	NR/Aaa	18,947,055	19,703,527

[a]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	4,719,741	4,728,591

	Appalachian Consumer Rate Relief Funding LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	13,529,637	13,598,327

[a]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aa3	5,920,000	5,941,972

[a]	CLI Funding V LLC, Series 2014-2A Class A, 3.38% due 10/18/2029	A/NR	9,333,333	9,407,225

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A+/NR	7,833,333	7,811,622

[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	12,435,638	12,940,493

[a]	Fairway Outdoor Funding, LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	6,477,108	6,412,319

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 0.937% due 4/22/2019	NR/Aaa	14,900,000	15,004,749

[a]	GTP Cellular Sites LLC, 3.721% due 3/15/2042	NR/NR	14,892,664	15,076,812

[a]	HERO Funding Trust, Series 2015-1A Class A, 3.84% due 9/21/2040	NR/NR	19,928,472	19,960,816

[a]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 0.937% due 10/25/2019	NR/Aaa	17,730,000	17,730,528

[a]	Navitas Equipment Receivables, LLC, Series 2015-1 Class A2, 2.12% due 11/15/2018	NR/A3	11,500,000	11,500,827

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A/A3	4,163,063	4,673,038

[a,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.063% due 12/1/2037	A/Baa1	3,062,500	2,817,500

[a]	PFS Financing Corp, Series 2015-AA Class A Floating Rate Note, 0.806% due 4/15/2020	AAA/Aaa	7,400,000	7,395,991

[a]	PFS Financing Corp., Series 2013-AA Class A Floating Rate Note, 0.736% due 2/15/2018	AAA/Aaa	9,345,000	9,344,559

[a]	PFS Financing Corp., Series 2014-BA Class A Floating Rate Note, 0.786% due 10/15/2019	AAA/Aaa	6,000,000	5,997,148

[a]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 4/15/2016	AAA/NR	2,982,160	2,990,454

[a]	SBA Tower Trust, Series 2010-2 Class C, 5.101% due 4/15/2042	NR/A2	4,605,000	4,768,293

[a]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	1,548,000	1,570,853

[a]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	17,900,000	17,989,625

[a]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	1,948,486	1,969,846

[a]	Sierra Receivables Funding Co., LLC, Series 2012-2A Class A, 2.05% due 6/20/2031	A/NR	3,892,592	3,879,538

[a]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	8,478,271	8,456,393

[a]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	9,622,472	9,633,884

[a]	Sonic Capital, LLC, Series 2011-1A Class A2, 5.438% due 5/20/2041	BBB/Baa2	4,385,800	4,610,704

[a]	Springleaf Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	A+/NR	13,000,000	13,158,438

				259,074,072

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	RESIDENTIAL MTG TRUST — 0.82%

	Banc of America Mtg Securities, Inc., Series 2004-4 Class 1A2, 5.50% due 5/25/2034	A+/NR	56,324	56,280

[a]	Citigroup Mtg Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AA/NR	6,188,594	6,375,789

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 2.616% due 7/20/2034	A/B1	357,867	362,814

[a,c]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	4,358,702	4,293,321

	Merrill Lynch Mtg Investors Trust, Series 2003-E Class B3, 2.437% due 10/25/2028	CCC/Caa2	975,679	263,789

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.513% due 8/25/2034	CCC/NR	715,217	663,145

	Option One Mtg Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.397% due 12/25/2035	AA+/Baa2	785,273	779,252

	Popular ABS Mtg Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	BB+/A1	3,131,984	3,271,419

	Residential Asset Mtg Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	1,549,517	1,621,093

[a]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	8,932,891	9,102,430

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 2.352% due 3/25/2033	AA+/Ba1	1,903,215	1,879,082

	Structured Asset Securities Corp., Series 2004-3 Class 3A1, 5.50% due 3/25/2019	A+/Ba2	420,300	424,810

	Washington Mutual Mtg, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	A+/NR	379,124	378,430

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.622% due 2/25/2035	D/C	519,614	186,636

				29,658,290

	STUDENT LOAN — 1.39%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 0.697% due 6/25/2031	NR/Aaa	6,750,000	6,713,227

[a]	Navient Student Loan Trust, Series 2015-AA Class A2B Floating Rate Note, 1.386% due 12/15/2028	NR/Aaa	7,000,000	7,037,665

[a]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 0.787% due 6/25/2041	NR/Aaa	10,816,631	10,771,449

[a]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.737% due 5/25/2027	AA+/NR	4,165,820	4,187,867

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 0.676% due 9/15/2020	A-/Aaa	1,548,128	1,538,004

[a]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 2.686% due 1/15/2043	AAA/Aaa	13,650,000	14,414,912

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	5,000,000	5,260,310

				49,923,434

	TOTAL ASSET BACKED SECURITIES (Cost $738,435,605)			739,664,549

	CORPORATE BONDS — 48.23%
	AUTOMOBILES & COMPONENTS — 1.66%

	Automobiles — 1.66%

[a]	American Honda Finance Corp., 2.60% due 9/20/2016	A+/A1	5,000,000	5,101,370

[a]	American Honda Finance Corp., 1.00% due 8/11/2015	A+/A1	3,000,000	3,001,962

[a]	Daimler Finance North America LLC, 1.25% due 1/11/2016	A-/A3	7,000,000	7,020,552

[a]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A-/A3	9,850,000	9,786,379

[a]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	4,950,000	4,951,767

[a,b]	Hyundai Capital Services, Inc. Floating Rate Note, 1.086% due 3/18/2017	A-/Baa1	5,000,000	5,012,990

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	14,900,000	15,000,217

[a]	Volkswagen Group of America, Inc., 1.65% due 5/22/2018	A/A2	10,000,000	10,001,080

				59,876,317

	BANKS — 6.12%

	Banks — 5.52%

[a,b]	ANZ National International Ltd., 3.125% due 8/10/2015	AA-/Aa3	4,000,000	4,011,080

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Baa3	7,000,000	6,571,250

[a,b]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,100,000

[a,b]	Banco Santander Chile Floating Rate Note, 2.154% due 6/7/2018	A/Aa3	21,000,000	21,315,000

	Bank of America Corp. Floating Rate Note, 1.315% due 1/15/2019	A-/Baa1	4,225,000	4,262,945

	Bank of America Corp. Floating Rate Note, 0.729% due 6/5/2017	A/A1	7,000,000	7,002,632

	Bank of America Corp. Floating Rate Note, 1.144% due 4/1/2019	A-/Baa1	8,000,000	8,014,656

[a,b]	Bank of China Hong Kong, 3.75% due 11/8/2016	A+/Aa3	4,000,000	4,125,680

[a,b]	Barclays Bank plc, 2.50% due 9/21/2015	AAA/Aaa	14,650,000	14,712,746

	Citigroup, Inc., 2.50% due 7/29/2019	A-/Baa1	2,925,000	2,929,291

	Citigroup, Inc., 1.70% due 4/27/2018	A-/Baa1	14,800,000	14,704,866

[a,b]	DNB Bank ASA, 3.20% due 4/3/2017	A+/Aa3	10,000,000	10,314,290

	Fifth Third Bank, 2.875% due 10/1/2021	A-/A3	11,600,000	11,485,949

	First Tennessee Bank, 2.95% due 12/1/2019	BBB-/Baa3	7,000,000	6,996,521

	Manufacturers & Traders Trust Co., 2.30% due 1/30/2019	A/A2	10,000,000	10,079,760

[a,b]	Mitsubishi UFJ Trust and Banking Corp., 1.60% due 10/16/2017	A+/A1	5,000,000	4,990,620

[a,b]	Mizuho Bank, Ltd., 2.45% due 4/16/2019	A+/A1	7,000,000	7,057,519

	National City Bank Floating Rate Note, 0.649% due 6/7/2017	A-/A3	4,000,000	3,980,276

[b]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BB+/NR	12,000,000	13,237,668

[a,b]	Sberbank of Russia, 5.50% due 2/26/2024	NR/NR	10,640,000	8,808,728

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,c]	Sovereign Bank, 12.18% due 6/30/2020	BBB/A3	2,757,858	3,703,804

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A-/Aa3	4,900,000	4,988,817

	U.S. Bank National Association, 2.125% due 10/28/2019	AA-/A1	9,600,000	9,610,906

	Wells Fargo Bank N.A., 0.486% due 5/16/2016	A+/Aa3	4,629,000	4,616,432

[b]	Westpac Banking Corp., 3.00% due 8/4/2015	AA-/Aa2	2,000,000	2,004,490

[a,b]	Westpac Banking Corp. Floating Rate Note, 1.074% due 7/17/2015	NR/Aaa	5,000,000	5,001,465

	Thrifts & Mortgage Finance — 0.60%

[a,b]	Northern Rock Covered Bond LLP, 5.625% due 6/22/2017	AAA/Aaa	19,900,000	21,563,142

				220,190,533

	CAPITAL GOODS — 1.62%

	Aerospace & Defense — 0.35%

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Baa3	11,338,000	12,475,337

	Construction & Engineering — 0.24%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	8,895,000	8,850,525

	Industrial Conglomerates — 0.57%

[a,b]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,153,000

[a,b]	Siemens Financieringsmaatschappij N.V., 2.90% due 5/27/2022	A+/A1	12,000,000	11,843,400

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,454,101

	Machinery — 0.14%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,641,224

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,545,157

	Trading Companies & Distributors — 0.32%

[a]	Aviation Capital Group Corp., 7.125% due 10/15/2020	BBB-/NR	3,912,000	4,555,696

[a]	Aviation Capital Group Corp., 6.75% due 4/6/2021	BBB-/NR	6,000,000	6,852,990

				58,371,430

	COMMERCIAL & PROFESSIONAL SERVICES — 0.39%

	Professional Services — 0.39%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	7,175,000	7,209,138

	Verisk Analytics, Inc., 4.00% due 6/15/2025	BBB-/Baa3	6,930,000	6,786,577

				13,995,715

	CONSUMER DURABLES & APPAREL — 0.06%

	Textiles, Apparel & Luxury Goods — 0.06%

	Nike, Inc., 5.15% due 10/15/2015	AA-/A1	2,315,000	2,345,915

				2,345,915

	CONSUMER SERVICES — 0.58%

	Diversified Consumer Services — 0.44%

	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,756,460

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	12,423,495

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	University of Chicago, 3.065% due 10/1/2024	AA/Aa2	1,611,000	1,618,236

	Hotels, Restaurants & Leisure — 0.14%

	Marriott International, Inc., 3.125% due 10/15/2021	BBB/Baa2	5,000,000	4,995,130

				20,793,321

	DIVERSIFIED FINANCIALS — 7.82%

	Capital Markets — 4.37%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,871,128

[a]	Ares Finance Co., LLC, 4.00% due 10/8/2024	A-/NR	5,000,000	4,811,630

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	20,000,000	19,175,000

[b]	Credit Suisse Group AG - New York, 3.00% due 10/29/2021	A/A1	10,000,000	9,922,020

[b]	Credit Suisse Group AG - New York, 1.70% due 4/27/2018	A/A1	9,325,000	9,260,014

[b]	Deutsche Bank AG London, 2.50% due 2/13/2019	BBB+/A3	8,600,000	8,643,731

	FS Investment Corp., 4.00% due 7/15/2019	BBB/NR	12,000,000	12,194,088

	Goldman Sachs Group, Inc. Floating Rate Note, 1.297% due 10/23/2019	A-/A3	14,545,000	14,617,725

	Goldman Sachs Group, Inc. Floating Rate Note, 1.374% due 11/15/2018	A-/A3	14,900,000	15,031,984

[a,b]	IPIC GMTN Ltd., 3.125% due 11/15/2015	AA/Aa2	1,000,000	1,007,336

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa2	1,000,000	1,104,250

[a,b]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa2	3,000,000	3,108,750

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa2	3,500,000	3,977,750

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,675,073

[a,b]	Macquarie Bank Ltd., 2.60% due 6/24/2019	A/A2	3,000,000	3,016,716

[a,b]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	1,900,000	1,903,800

[a,b]	Macquarie Bank Ltd., 1.60% due 10/27/2017	A/A2	5,000,000	4,997,735

	Merrill Lynch & Co., 0.829% due 5/2/2017	BBB+/Baa3	2,500,000	2,480,455

	Morgan Stanley, 2.80% due 6/16/2020	A-/A3	1,350,000	1,351,435

	Morgan Stanley, 1.875% due 1/5/2018	A-/A3	4,950,000	4,963,132

	TD Ameritrade Holding Corp., 2.95% due 4/1/2022	A/A3	2,550,000	2,528,343

[b]	UBS AG Stamford, 2.375% due 8/14/2019	A/A2	9,500,000	9,499,250

[b]	UBS AG Stamford, 1.80% due 3/26/2018	A/A2	3,000,000	2,995,536

	Consumer Finance — 1.27%

	American Express Credit Co., 2.80% due 9/19/2016	A-/A2	8,000,000	8,167,336

	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/Baa1	3,000,000	2,977,524

	Capital One Bank (USA), N.A., 2.95% due 7/23/2021	BBB+/Baa1	10,000,000	9,857,040

[a,b]	Cie Financement Foncier, 2.50% due 9/16/2015	AAA/Aaa	6,000,000	6,024,486

	Synchrony Financial, 1.875% due 8/15/2017	BBB-/NR	950,000	949,607

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	1,950,000	1,963,880

	Synchrony Financial, 3.75% due 8/15/2021	BBB-/NR	2,000,000	2,015,216

	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,644,430

	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,079,402

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Diversified Financial Services — 2.18%

[b]	Barclays Bank plc, 2.50% due 2/20/2019	A-/A2	3,000,000	3,020,010

	General Electric Capital Corp. Floating Rate Note, 0.431% due 12/28/2018	AA+/A1	4,850,000	4,799,221

	General Electric Capital Corp. Floating Rate Note, 1.286% due 3/15/2023	AA+/A1	7,725,000	7,764,081

	JPMorgan Chase Bank N.A. Floating Rate Note, 0.616% due 6/13/2016	A/A1	16,875,000	16,835,259

[a]	McGraw Hill Financial, Inc., 4.00% due 6/15/2025	NR/NR	8,000,000	7,992,088

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	18,258,646

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	4,875,000	4,916,564

[a,b]	Mubadala GE Capital Ltd., 3.00% due 11/10/2019	NR/Baa2	4,000,000	3,965,000

	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	A/A1	2,000,000	2,545,196

[a]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	8,000,000	8,154,072

				281,065,939

	ENERGY — 4.87%

	Energy Equipment & Services — 0.46%

[b]	Ensco plc, 4.70% due 3/15/2021	BBB+/Baa1	5,000,000	5,093,000

	Oceaneering International, Inc., 4.65% due 11/15/2024	BBB/Baa2	10,000,000	9,990,840

[a,b]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	CC/Ca	4,082,733	1,633,093

	Oil, Gas & Consumable Fuels — 4.41%

[a,b]	BG Energy Capital plc, 2.875% due 10/15/2016	A-/A2	5,000,000	5,102,630

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	6,822,690

[a]	Chevron Phillips Chemical Co. LLC, Floating Rate Note, 1.03% due 5/1/2020	A-/A2	24,900,000	24,946,538

[a,b]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,083,515

[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A+/A1	5,000,000	4,998,660

[a,b]	CNPC General Capital Ltd., 1.45% due 4/16/2016	A+/A1	3,000,000	3,004,500

[a,b]	CNPC General Capital Ltd. Floating Rate Note, 1.175% due 5/14/2017	A+/A1	5,000,000	4,992,280

	Energen Corp., 4.625% due 9/1/2021	BB/Ba2	10,000,000	9,614,430

[a]	Florida Gas Transmission Co. LLC, 4.00% due 7/15/2015	BBB/Baa2	2,000,000	2,001,598

[a,b]	Gazprom, 4.95% due 5/23/2016	BB+/Ba1	4,000,000	4,060,000

[a,b]	Gazprom Neft OAO, 6.00% due 11/27/2023	BB+/Ba1	3,500,000	3,211,250

	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	BBB-/Baa2	13,690,000	13,163,154

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	A+/Aa3	7,000,000	7,032,984

[a,b]	Korea National Oil Corp., 4.00% due 10/27/2016	A+/Aa3	2,000,000	2,070,860

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A-/A2	50,000	55,889

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	4,800,000

[a,b]	Odebrecht Offshore Drilling Finance Ltd., 6.75% due 10/1/2023	B+/B2	11,833,413	8,490,473

[b]	Petrobras Global Finance B.V. Floating Rate Note, 2.643% due 3/17/2017	BBB-/Ba2	5,750,000	5,647,650

[b]	Petroleos Mexicanos Floating Rate Note, 2.295% due 7/18/2018	BBB+/A3	10,000,000	10,194,000

[b]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa1	4,000,000	4,035,000

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,353,397

[a,b]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	AA-/Aa3	6,000,000	6,103,422

[a]	Texas Gas Transmission LLC, 4.50% due 2/1/2021	BBB-/Baa2	4,480,000	4,538,984

	Williams Partners LP, 4.50% due 11/15/2023	BBB/Baa2	15,000,000	15,069,285

				175,110,122

	FOOD, BEVERAGE & TOBACCO — 2.08%

	Beverages — 0.71%

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA/NR	3,380,000	3,731,783

[b]	Coca Cola HBC Finance B.V., 5.50% due 9/17/2015	BBB/Baa1	7,885,000	7,929,645

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,271,945

[a,b]	JB y Compania, SA de C.V., 3.75% due 5/13/2025	BBB/NR	8,750,000	8,490,125

	Food Products — 0.60%

	Corn Products International, Inc., 3.20% due 11/1/2015	BBB/Baa2	1,000,000	1,006,510

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	4,600,000	4,592,769

	General Mills, Inc., 2.20% due 10/21/2019	BBB+/A3	3,950,000	3,927,224

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	12,150,000	12,143,889

	Tobacco — 0.77%

	Altria Group, Inc., 2.625% due 1/14/2020	BBB+/Baa1	4,900,000	4,880,954

[a,b]	B.A.T. International Finance plc, 3.95% due 6/15/2025	A-/A3	3,000,000	3,026,640

[a,b]	B.A.T. International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,092,280

	Lorillard Tobacco Co., 6.875% due 5/1/2020	BBB-/Baa2	5,000,000	5,818,795

	Lorillard Tobacco Co., 3.75% due 5/20/2023	BBB-/Baa2	6,230,000	6,055,111

				74,967,670

	HEALTH CARE EQUIPMENT & SERVICES — 0.52%

	Health Care Providers & Services — 0.52%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A/NR	1,900,000	1,897,196

	Catholic Health Initiatives, 2.95% due 11/1/2022	A/A2	7,000,000	6,827,625

	Wellpoint, Inc., 2.25% due 8/15/2019	A/Baa2	10,000,000	9,878,980

				18,603,801

	HOUSEHOLD & PERSONAL PRODUCTS — 0.14%

	Household Products — 0.14%

	Energizer Holdings, Inc., 4.70% due 5/24/2022	BBB-/Ba1	2,000,000	2,005,566

[a,b]	Kimberly-Clark de Mexico, 3.80% due 4/8/2024	A-/NR	3,000,000	3,040,050

				5,045,616

	INSURANCE — 3.47%

	Insurance — 3.47%

[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	A/Baa2	10,000,000	9,843,670

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Ba1	2,600,000	2,998,788

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Hanover Insurance Group, Inc., 6.375% due 6/15/2021	BBB/Baa3	2,480,000	2,863,909

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,151,182

	Kemper Corp., 4.35% due 2/15/2025	BBB-/Baa3	15,000,000	14,904,690

[a,b,c]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	10,000,000	10,760,000

[a]	MassMutual Global Funding LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,104,904

[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB/NR	5,000,000	5,048,320

[a]	Pricoa Global Funding 1, 1.35% due 8/18/2017	AA-/A1	10,000,000	9,968,400

[a]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	6,950,000	6,954,455

[a]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	2,450,000	2,465,864

[a]	Principal Life Global Funding II, 2.20% due 4/8/2020	A+/A1	7,000,000	6,913,445

[a]	Principal Life Global Funding II, 1.00% due 12/11/2015	A+/A1	7,000,000	7,012,096

[a]	Prudential Covered Trust Co., 2.997% due 9/30/2015	A/Baa1	2,100,000	2,110,985

[a]	Reliance Standard Life Insurance Co., 2.50% due 1/15/2020	A+/A2	15,000,000	14,916,120

[a]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A+/A2	9,900,000	9,935,501

[a,b]	White Mountains Re Group Ltd., 6.375% due 3/20/2017	BBB/Baa3	6,335,000	6,659,954

				124,612,283

	MATERIALS — 2.53%

	Chemicals — 0.61%

[a]	Incitec Pivot Finance LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	5,025,268

[a,b]	Incitec Pivot Ltd., 4.00% due 12/7/2015	BBB/Baa3	4,325,000	4,372,415

[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	12,010,000	12,521,866

	Construction Materials — 0.02%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	650,000	762,335

	Metals & Mining — 1.90%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BBB-/Baa2	9,700,000	9,753,234

[b]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	9,186,232

[b]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	7,000,000	6,731,501

[b]	ArcelorMittal, 5.25% due 2/25/2017	BB/Ba1	3,000,000	3,116,250

[a]	Glencore Funding, LLC Floating Rate Note, 1.635% due 1/15/2019	BBB/Baa2	17,600,000	17,581,784

[b]	Kinross Gold Corp., 3.625% due 9/1/2016	BBB-/Ba1	7,000,000	7,018,872

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	9,797,290

[a,b]	Xstrata Finance Canada Ltd., 4.95% due 11/15/2021	BBB/Baa2	5,000,000	5,250,755

				91,117,802

	MEDIA — 0.45%

	Media — 0.45%

	DirecTV Holdings LLC/Financing Co., Inc., 4.45% due 4/1/2024	BBB/Baa2	10,000,000	10,233,100

	The Washington Post Co., 7.25% due 2/1/2019	BB+/Ba1	5,000,000	5,574,285

	Time Warner Cable, Inc., 8.05% due 1/15/2016	BBB/Baa2	200,000	207,353

				16,014,738

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.52%

	Pharmaceuticals — 0.52%

[b]	Actavis Funding SCS, 3.80% due 3/15/2025	BBB-/Baa3	5,000,000	4,911,610

[b]	Actavis Funding SCS, 1.85% due 3/1/2017	BBB-/Baa3	2,000,000	2,009,764

[b]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB-/Baa3	1,720,000	1,729,080

[b]	Actavis Funding SCS, 3.45% due 3/15/2022	BBB-/Baa3	5,000,000	4,952,640

[b]	Actavis Funding SCS Floating Rate Note, 1.543% due 3/12/2020	BBB-/Baa3	4,940,000	4,994,740

				18,597,834

	REAL ESTATE — 1.52%

	Real Estate Investment Trusts — 1.15%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	11,651,176

	Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017	BBB-/Baa3	4,000,000	4,219,632

	Digital Realty Trust, L.P., 3.95% due 7/1/2022	BBB/Baa2	5,000,000	4,989,630

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,577,786

	Real Estate Management & Development — 0.37%

[a,b]	Deutsche Annington Finance B.V., 3.20% due 10/2/2017	BBB+/NR	10,000,000	10,230,650

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB/Baa2	3,000,000	3,077,064

				54,745,938

	RETAILING — 0.86%

	Multiline Retail — 0.67%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Ba1	23,225,000	24,037,434

	Specialty Retail — 0.19%

	Advance Auto Parts, Inc., 4.50% due 1/15/2022	BBB-/Baa3	6,400,000	6,718,784

				30,756,218

	SOFTWARE & SERVICES — 2.00%

	Information Technology Services — 1.06%

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,320,784

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	6,900,000	6,886,759

	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Ba1	2,000,000	2,007,182

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	20,915,000	20,855,999

	Internet Software & Services — 0.38%

	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75% due 4/15/2023	BBB/Baa3	8,175,000	8,604,188

[a,b]	Tencent Holdings Ltd., 2.00% due 5/2/2017	A/A2	5,000,000	5,014,800

	Software — 0.56%

	Autodesk, Inc., 4.375% due 6/15/2025	BBB/Baa2	1,000,000	1,002,622

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	1,945,000	1,947,453

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	2,925,000	2,983,669

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CDK Global, Inc., 3.30% due 10/15/2019	NR/NR	5,000,000	5,007,365

	Oracle Corp., 2.50% due 5/15/2022	AA-/A1	9,400,000	9,127,475

				71,758,296

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.82%

	Communications Equipment — 0.73%

	Cisco Systems, Inc., 3.50% due 6/15/2025	AA-/A1	2,000,000	2,021,538

	Cisco Systems, Inc., 3.00% due 6/15/2022	AA-/A1	1,700,000	1,708,041

	Cisco Systems, Inc., 2.45% due 6/15/2020	AA-/A1	2,900,000	2,920,648

[b]	Ericsson LM, 4.125% due 5/15/2022	BBB+/Baa1	14,300,000	14,812,455

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	4,825,000	4,859,190

	Computers & Peripherals — 0.42%

	Hewlett-Packard Co., 3.30% due 12/9/2016	BBB+/Baa1	2,000,000	2,052,950

	Lexmark International, Inc., 5.125% due 3/15/2020	BBB-/Baa3	12,000,000	12,830,124

	Electronic Equipment, Instruments & Components — 0.67%

	Ingram Micro, Inc., 4.95% due 12/15/2024	BBB-/Baa3	7,000,000	7,154,980

	Trimble Navigation, Ltd., 4.75% due 12/1/2024	BBB-/Baa2	17,000,000	17,022,950

				65,382,876

	TELECOMMUNICATION SERVICES — 1.93%

	Diversified Telecommunication Services — 1.18%

	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	2,900,000	2,842,780

	AT&T, Inc. Floating Rate Note, 1.195% due 11/27/2018	BBB+/Baa1	11,350,000	11,424,887

[a]	Hidden Ridge Facility, 5.65% due 1/1/2022	NR/Baa2	3,280,660	3,362,877

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	BBB+/NR	3,000,000	3,625,692

[a,b]	Qtel International Finance Ltd., 3.375% due 10/14/2016	A-/A2	500,000	511,596

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Baa3	3,000,000	3,311,250

[b]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	9,900,000	10,351,400

	Verizon Communications, Inc., 2.625% due 2/21/2020	BBB+/Baa1	4,997,000	4,985,767

	Verizon Communications, Inc. Floating Rate Note, 2.036% due 9/14/2018	BBB+/Baa1	1,825,000	1,888,045

	Wireless Telecommunication Services — 0.75%

[a]	Crown Castle Towers, LLC, 6.113% due 1/15/2040	NR/A2	4,395,000	5,004,208

[a]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	8,120,000	8,407,708

[a]	Unison Ground Lease Funding LLC, 6.392% due 4/15/2040	NR/NR	9,640,000	10,989,745

[a]	Unison Ground Lease Funding LLC, 5.349% due 4/15/2040	NR/NR	2,470,000	2,597,272

				69,303,227

	TRANSPORTATION — 1.98%

	Air Freight & Logistics — 0.06%

[a]	FedEx Corp. 2012 Pass Through Trust, 2.625% due 1/15/2018	BBB/A3	2,126,556	2,147,331

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Airlines — 0.37%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	6,669,143	7,085,964

	US Airways, 6.25% due 10/22/2024	A/A3	5,572,878	6,269,488

	Road & Rail — 1.55%

[a,b]	Asciano Finance Ltd., 3.125% due 9/23/2015	BBB/Baa2	2,900,000	2,911,794

[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB/Baa2	2,000,000	2,143,400

[a]	BNSF Railway Co., 3.442% due 6/16/2028	A+/Aa2	15,000,000	14,829,225

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB+/A3	10,000,000	10,014,700

[a]	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.375% due 2/1/2022	BBB-/Baa3	20,000,000	19,386,860

[a]	TTX Co., 4.15% due 1/15/2024	A+/Baa1	6,000,000	6,248,652

				71,037,414

	UTILITIES — 5.29%

	Electric Utilities — 3.45%

	Appalachian Power Co., 3.40% due 6/1/2025	BBB/Baa1	7,000,000	6,900,341

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A+/A1	4,900,000	4,933,119

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	9,500,000	10,401,056

	Entergy Louisiana LLC, 4.80% due 5/1/2021	A-/A2	4,300,000	4,707,915

	Entergy Texas, Inc., 7.125% due 2/1/2019	A-/Baa1	2,000,000	2,325,724

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	2,950,000	2,967,119

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	2,950,000	2,954,192

	Exelon Corp., 3.95% due 6/15/2025	BBB-/Baa2	4,000,000	4,023,600

[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	A+/Aa3	10,000,000	10,255,520

[a]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/A3	5,000,000	5,196,430

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/A3	4,785,000	5,093,503

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	6,715,000	6,729,585

	Northern States Power Co. - Wisconsin, 3.30% due 6/15/2024	A/Aa3	10,000,000	10,002,450

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB/Baa2	3,000,000	3,261,915

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A2	11,732,000	13,170,402

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/Aa3	9,000,000	9,090,891

[a]	Steelriver Transmission Co. LLC, 4.71% due 6/30/2017	NR/Baa2	3,178,217	3,307,815

	Toledo Edison Co., 7.25% due 5/1/2020	BBB/Baa1	167,000	198,404

[a,b]	Transelec S.A., 4.25% due 1/14/2025	BBB/Baa1	6,000,000	6,008,586

	UIL Holdings Corp., 4.625% due 10/1/2020	BBB-/Baa2	11,660,000	12,415,382

	Gas Utilities — 0.85%

[a,b]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	5,500,000	5,442,596

[a]	Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016	BBB-/Baa2	5,715,000	5,886,067

	The Laclede Group, Inc., 2.55% due 8/15/2019	BBB+/Baa2	2,350,000	2,334,483

	The Laclede Group, Inc. Floating Rate Note, 1.024% due 8/15/2017	BBB+/Baa2	16,900,000	16,870,594

	Independent Power & Renewable Electricity Producers — 0.21%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	7,032,576	7,602,911

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Multi-Utilities — 0.78%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	A-/A2	3,900,000	3,942,448

[a]	Enable Oklahoma Intrastate Transmission, LLC, 6.25% due 3/15/2020	BBB-/Baa3	3,640,000	4,023,328

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	A+/Aa3	7,000,000	7,177,170

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A2	10,000,000	10,974,190

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	2,014,788

				190,212,524

	TOTAL CORPORATE BONDS (Cost $1,717,827,270)			1,733,905,529

	CONVERTIBLE BONDS — 0.54%
	REAL ESTATE — 0.54%

	Real Estate Investment Trusts — 0.54%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	19,501,125

				19,501,125

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			19,501,125

	MUNICIPAL BONDS — 4.16%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018 (Meldahl Hydroelectric)	A/A3	5,000,000	5,394,150

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Anaheim Public Improvements; Insured: Natl-Re/FGIC)	AA-/A1	1,440,000	1,485,144

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Anaheim Public Improvements; Insured: Natl-Re)	AA-/A1	3,270,000	3,519,632

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019 (Civic Center)	AA/NR	2,110,000	2,347,333

	California Health Facilities Financing Authority, 6.76% due 2/1/2019 (Community Program for Persons with Developmental Disabilities)	A+/NR	3,905,000	4,366,415

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,451,280

	Camden County Improvement Authority, 5.47% due 7/1/2018 (Cooper Medical School of Rowan University)	A/A2	2,140,000	2,332,493

	Camden County Improvement Authority, 5.62% due 7/1/2019 (Cooper Medical School of Rowan University)	A/A2	3,025,000	3,323,023

	Carson Redevelopment Agency, 4.511% due 10/1/2016 (Low and Moderate Income Housing)	A-/NR	2,695,000	2,736,692

	City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019 (San Francisco Redevelopment Projects)	AA-/Ba1	6,500,000	7,291,570

	City of Fort Collins, Colorado Electric Utility Enterprise, 4.92% due 12/1/2020 (Fort Collins Smart Grid)	AA-/NR	2,250,000	2,422,665

	City of North Little Rock, Arkansas, 3.562% due 7/1/2022 (Electric System; Insured: AGM)	AA/NR	7,280,000	7,285,387

	City of Riverside, California, 5.61% due 8/1/2017 (City Sewer System)	A/A1	2,000,000	2,161,480

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019 (Housing Mtg Finance Program)	AAA/Aaa	2,265,000	2,256,846

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	3,008,280

	Florida Hurricane Catastrophe Fund Finance Corp., 1.298% due 7/1/2016 (Reimbursement Contracts for Covered Event Losses)	AA-/Aa3	7,500,000	7,528,200

	Illinois Finance Authority, 5.629% due 7/1/2016 (Theory and Computing Sciences Building; Insured: Syncora)	AA-/NR	390,000	398,069

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	11,245,000	11,365,209

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A+/Aa3	3,000,000	2,990,250

	Los Angeles County California Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/A1	3,000,000	3,400,380

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	8,350,000	8,394,756

	Louisiana Public Facilities Authority, 5.72% due 7/1/2015 (Black & Gold Facilities Project; Insured: CIFG)	AA/A3	300,000	300,039

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	3,065,000	3,066,502

[a]	Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)	AA-/Baa1	297,000	306,199

	Municipal Improvement Corp. of Los Angeles, 6.165% due 11/1/2020 (Recovery Zone Economic Development)	A+/A2	10,000,000	11,099,300

	New York City Transitional Finance Authority, 4.075% due 11/1/2020 (World Trade Center Recovery)	AAA/Aa1	2,500,000	2,674,825

	Oakland California Redevelopment Agency, 8.00% due 9/1/2016 (Central District Redevelopment Project)	A-/NR	4,200,000	4,481,526

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020 (Cleveland County Industrial Authority (CCIA) - Hitachi Norman, Oklahoma Project)	NR/NR	5,640,000	5,727,589

	Orleans Parish School Board GO, 4.40% due 2/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/A2	10,000,000	10,687,900

	Redevelopment Agency of the City of Redlands, 5.818% due 8/1/2022 (Redlands Redevelopment Project; Insured: AMBAC)	A-/NR	1,895,000	1,990,830

	Redevelopment Agency of the County of San Benardino, 7.135% due 9/1/2020 (San Sevaine Redevelopment Project)	BBB/NR	1,470,000	1,591,172

	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities )	AA-/Aa3	3,485,000	3,487,021

	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	AA-/Aa3	1,500,000	1,507,530

	Sandoval County New Mexico, 1.452% due 6/1/2017	A+/NR	1,000,000	1,003,180

	Tampa-Hillsborough County Florida Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A/A3	2,000,000	2,013,340

	Tampa-Hillsborough County Florida Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A/A3	2,500,000	2,486,775

	Tampa-Hillsborough County Florida Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A/A3	1,750,000	1,756,493

	Wallenpaupack Area School District GO, 3.80% due 9/1/2019 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	3,000,000	3,037,590

	Wallenpaupack Area School District GO, 4.00% due 9/1/2020 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	2,750,000	2,781,927

	Wisconsin Health & Educational Facilities Authority, 7.08% due 6/1/2016 (Richland Hospital)	NR/NR	80,000	79,999

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Yuba Levee Financing Authority, 6.375% due 9/1/2021 (Yuba County Levee Financing Project)	AA/NR	1,000,000	1,076,520

TOTAL MUNICIPAL BONDS (Cost $142,956,899)			149,615,511

OTHER SECURITIES — 0.42%
LOAN PARTICIPATIONS — 0.42%

Freeport-McMoRan Copper & Gold, Inc., 1.93%, due 5/31/2018	NR/NR	15,250,000	15,011,795

TOTAL OTHER SECURITIES (Cost $15,198,286)			15,011,795

SHORT TERM INVESTMENTS — 5.81%

AGL Capital Corp., 0.35% due 7/1/2015	NR/NR	25,000,000	25,000,000

Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $100,000,694 collateralized by 17 U.S. Government debt securities and 49 corporate debt securities, having an average coupon of 4.01%, a minimum credit rating of BBB-, maturity dates from 7/1/2015 to 2/26/2055, and having an aggregate market value of $105,974,058 at 6/30/2015	NR/NR	100,000,000	100,000,000

Consolidated Edison, Inc., 0.30% due 7/6/2015	NR/NR	9,500,000	9,499,604

Kinder Morgan, Inc., 1.10% due 7/13/2015	NR/NR	30,000,000	29,989,000

Snap-on, Inc., 0.36% due 7/2/2015	NR/NR	28,000,000	27,999,720

Southern California Edison, 0.25% due 7/1/2015	NR/NR	16,320,000	16,320,000

TOTAL SHORT TERM INVESTMENTS (Cost $208,808,324)			208,808,324

TOTAL INVESTMENTS — 97.45% (Cost $3,477,266,690)			$3,503,693,514

OTHER ASSETS LESS LIABILITIES — 2.55%			91,750,144

NET ASSETS — 100.00%			$3,595,443,658

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the aggregate value of these securities in the Fund’s portfolio was $1,540,876,575, representing 42.86% of the Fund’s net assets.
b	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

CMO	Collateralized Mortgage Obligation

COP	Certificates of Participation

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

FCB	Farm Credit Bank

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SBA	Small Business Administration

SPV	Special Purpose Vehicle

Syncora	Insured by Syncora Guarantee Inc.

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$3,477,266,690

Gross unrealized appreciation on a tax basis	$49,665,892
Gross unrealized depreciation on a tax basis	(23,239,068)

Net unrealized appreciation (depreciation) on investments (tax basis)	$26,426,824

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$79,726,697	$79,726,697	$-	$-
U.S. Government Agencies	271,267,339	-	265,896,809	5,370,530
Other Government	102,939,966	-	90,341,211	12,598,755
Mortgage Backed	183,252,679	-	183,252,679	-
Asset Backed Securities	739,664,549	-	725,553,734	14,110,815
Corporate Bonds	1,733,905,529	-	1,733,905,529	-
Convertible Bonds	19,501,125	-	19,501,125	-
Municipal Bonds	149,615,511	-	149,615,511	-
Other Securities	15,011,795	-	15,011,795	-
Short Term Investments	208,808,324	-	208,808,324	-

Total Investments in Securities	$3,503,693,514	$79,726,697	$3,391,886,717	$32,080,100

(a) In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments totaling $2,817,500 in market value at June 30, 2015. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments where no unadjusted broker quotes were available at June 30, 2015.

22

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2015 (Unaudited)

	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S Government	5,370,530	Market comparable securities yield method	Yields of comparable securities	2.93% - 3.86% (3.40%)
Other Government	12,598,755	Discounted cash flows	Third party vendor projection of discounted cash flows	2.80% (N/A)
Asset-Backed Securities	4,293,321	Discounted cash flows	Third party vendor projection of discounted cash flows	1.80% (N/A)
	6,999,994	Acquisition cost	Trade activity	N/A (N/A)

Total	$29,262,600

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2015 is as follows:

	Asset Backed Securities	Corporate Bonds	Other Government	Total(b)
Beginning Balance 9/30/2014	$22,153,810	$4,105,650	$19,329,101	$45,588,561
Accrued Discounts (Premiums)	15,674	740	(26,361)	(9,947)
Net Realized Gain (Loss)	68,408	9,739	1,628	79,775
Gross Purchases	6,999,994	–	–	6,999,994
Gross Sales	(15,155,579)	(579,359)	(1,013,663)	(16,748,601)
Net Change in Unrealized Appreciation (Depreciation)	28,508	(14,100)	(321,420)	(307,012)
Transfers into Level 3(a)	–	–	–	–
Transfers out of Level 3(a)	–	(3,522,670)	–	(3,522,670)

Ending Balance 6/30/2015	$14,110,815	$–	$17,969,285	$32,080,100

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2015. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.89% of total Net Assets at the period ended June 30, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

23

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 1.21%
	ENERGY — 0.70%
	Oil, Gas & Consumable Fuels — 0.70%
	Eni S.p.A.	147,400	$2,616,115
[a]	Halcon Resources Corp.	100,549	116,637
	Linn Co., LLC	167,800	1,585,710
[b]	ROMGAZ SA-GDR	531,954	4,633,319
[a,c]	TPT Acquisition, Inc.	20,480	0

			8,951,781

	MATERIALS — 0.00%
	Metals & Mining — 0.00%
[a]	Jaguar Mining, Inc.	144,927	21,797

			21,797

	REAL ESTATE — 0.37%
	Real Estate Investment Trusts — 0.37%
	Annaly Capital Management, Inc.	212,700	1,954,713
	Capstead Mortgage Corp.	259,027	2,875,200

			4,829,913

	RETAILING — 0.14%
	Internet & Catalog Retail — 0.14%
	Trade Me Ltd.	748,335	1,743,681

			1,743,681

	TOTAL COMMON STOCK (Cost $26,224,604)		15,547,172

	PREFERRED STOCK — 1.49%
	BANKS — 0.32%
	Banks — 0.32%
	First Niagara Financial Group Pfd, 8.625%	17,732	478,764
	GMAC Capital Trust I Pfd, 8.125%	140,000	3,637,200

			4,115,964

	ENERGY — 0.08%
	Oil, Gas & Consumable Fuels — 0.08%
	Halcon Resources Corp. Pfd, 5.75%	4,441	963,157

			963,157

	MISCELLANEOUS — 0.82%
	U.S. Government Agencies — 0.82%
[b]	Cobank, ACB Pfd, 6.25%	50,000	5,151,565
[b]	AgriBank, FCB Pfd, 6.875%	40,000	4,210,000
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,242,812

			10,604,377

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 0.05%
	Real Estate Investment Trusts — 0.05%
	American Realty Capital Properties, Inc. Pfd, 6.70%	25,857	620,827

			620,827

	TELECOMMUNICATION SERVICES — 0.22%
	Wireless Telecommunication Services — 0.22%
[b]	Centaur Funding Corp. Pfd, 9.08%	2,330	2,879,734

			2,879,734

	TOTAL PREFERRED STOCK (Cost $21,098,556)		19,184,059

	ASSET BACKED SECURITIES — 10.31%
	ADVANCE RECEIVABLES — 0.62%
[b,c]	Ocwen Freddie Advance Funding, LLC, Series 2015-T2 Class AT2, 2.014%, 9/15/2045	$8,000,000	7,999,993

			7,999,993

	COMMERCIAL MTG TRUST — 1.46%
[b,c]	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	2,870,158	2,959,133
[b]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 5.721%, 4/15/2044	6,200,000	6,851,402
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.642%, 3/25/2034	128,022	103,996
[b]	CVS Pass-Through Trust, 9.35%, 1/10/2023	4,605,000	5,411,105
[b]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.784%, 10/25/2044	2,000,000	2,019,425
[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.187%, 12/25/2045	1,379,778	1,403,394

			18,748,455

	OTHER ASSET BACKED — 5.80%
[b]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96%, 3/15/2063	10,047,680	10,448,840
[b,c]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	4,433,859	4,722,060
[b]	American Credit Acceptance, Series 2014-2 Class B, 2.26%, 3/10/2020	6,875,000	6,896,686
[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29%, 6/18/2029	4,386,797	4,410,669
[b,c]	Concord Funding Co., LLC, Series 2012-2 Class B, 4.145%, 1/15/2017	4,000,000	4,024,000
[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216%, 1/25/2042	9,710,813	10,105,047
[b,c]	ECAF Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	7,750,000	7,750,000
[b]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	3,102,363
[b,d]	Global SC Finance SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	4,314,583	4,305,685
[b]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,000,000

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
[b,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.063%, 12/1/2037	875,000	805,000
[b]	Progreso Receivables Funding, LLC, Series 2015-A Class A, 3.625%, 2/8/2020	10,025,000	10,046,993
[b]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	3,359,837	3,526,384
[b]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	3,342,467	3,480,475

			74,624,202

	RESIDENTIAL MTG TRUST — 2.13%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.282%, 12/20/2036	808,080	303,581
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.533%, 8/25/2033	269,977	273,385
[b]	CIT Mtg Loan Trust, Series 2007-1 Class 2A2, 1.437%, 10/25/2037	17,483	17,449
[b]	Citigroup Mtg Loan Trust, Inc., Series 2014-A Class A, 4.00%, 1/25/2035	4,765,217	4,909,357
	Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036	541,554	547,757
[b]	CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1, 0.885%, 3/25/2045	1,668,041	1,598,645
	FBR Securitization Trust, Series 2005-2 Class M1, 0.905%, 9/25/2035	2,670,421	2,657,015
	JPMorgan Mtg Acquisition Corp., Series 2006-CH1 Class A4, 0.325%, 7/25/2036	714,609	705,779
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.513%, 8/25/2034	286,087	265,258
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.507%, 11/25/2035	904,390	890,791
	New Century Home Equity Loan Trust, Series 2005-2 Class M1, 0.617%, 6/25/2035	1,444,694	1,439,295
	Park Place Securities, Inc., Series 2004-MHQ1 Class M2, 1.312%, 12/25/2034	1,897,625	1,899,008
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.337%, 6/25/2036	118,183	117,986
[b,c]	SHAP, Series 2013-RM1 Class A, 4.00%, 5/26/2053	3,286,732	3,253,865
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	770,090	779,282
[b]	TAL Advantage, LLC, Series 2014-1A Class A, 3.51%, 2/22/2039	7,583,333	7,693,381
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.622%, 2/25/2035	207,846	74,654

			27,426,488

	STUDENT LOAN — 0.30%
	Access Group, Inc., Series 2005-A Class A3, 0.677%, 7/25/2034	3,948,688	3,775,779

			3,775,779

	TOTAL ASSET BACKED SECURITIES (Cost $130,728,435)		132,574,917

	CORPORATE BONDS — 60.23%
	AUTOMOBILES & COMPONENTS — 0.14%
	Auto Components — 0.14%
[b,d]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	1,700,000	1,742,500

			1,742,500

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	BANKS — 2.46%
	Banks — 2.46%
[b]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	5,300,000	1,605,802
[b,d]	Banco Santander Chile Floating Rate Note, 2.154%, 6/7/2018	4,000,000	4,060,000
	Bank of America Corp., 4.20%, 8/26/2024	3,200,000	3,192,294
	DEPFA Bank plc (EUR), 0.727%, 12/15/2015	5,800,000	6,330,339
[a,b,d,e]	Islandsbanki, 4.41%, 10/15/2008	60,000	18,150
[b,d]	Mizuho Financial Group, 4.60%, 3/27/2024	5,000,000	5,140,330
	National City Bank Floating Rate Note, 0.649%, 6/7/2017	1,000,000	995,069
[d]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,206,278
[d]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,153,564
[b,d]	Sberbank of Russia, 5.50%, 2/26/2024	7,200,000	5,960,794

			31,662,620

	CAPITAL GOODS — 5.60%
	Construction & Engineering — 2.71%
[b,d]	Abengoa Finance, S.A.U., 7.75%, 2/1/2020	2,696,000	2,669,040
[b,d]	Abengoa Greenfield, S.A., 6.50%, 10/1/2019	6,400,000	5,952,000
[b]	AECOM Technology Corp., 5.875%, 10/15/2024	4,835,000	4,901,481
[b,d]	Ausdrill Finance Property Ltd., 6.875%, 11/1/2019	5,385,000	4,523,400
	URS Corp., 3.85%, 4/1/2017	11,190,000	11,134,050
[b]	Zachry Holdings, Inc., 7.50%, 2/1/2020	5,725,000	5,696,375
	Electrical Equipment — 0.06%
[b]	EnerSys Co., 5.00%, 4/30/2023	795,000	786,303
	Industrial Conglomerates — 0.34%
	Otter Tail Corp., 9.00%, 12/15/2016	4,000,000	4,410,228
	Machinery — 0.19%
[b,d]	Automation Tooling Systems, 6.50%, 6/15/2023	1,590,000	1,623,788
[b]	Waterjet Holdings, Inc., 7.625%, 2/1/2020	750,000	780,000
	Trading Companies & Distributors — 2.30%
[b]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,190,507
[b]	Aviation Capital Group Corp., 6.75%, 4/6/2021	11,500,000	13,134,898
[b]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,920,000
[b]	Wajax Corp. (CAD), 6.125%, 10/23/2020	6,510,000	5,289,049

			72,011,119

	COMMERCIAL & PROFESSIONAL SERVICES — 3.18%
	Commercial Services & Supplies — 1.91%
	ADT Corp., 5.25%, 3/15/2020	8,155,000	8,542,362
[b]	GFL Environmental Corp. (CAD), 7.50%, 6/18/2018	5,460,000	4,371,279
	Iron Mountain, Inc., 6.00%, 8/15/2023	3,000,000	3,135,000
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	3,000,000	3,386,250
	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,500,000	5,141,250
	Professional Services — 1.27%
	Dun & Bradstreet, Inc., 4.00%, 6/15/2020	4,185,000	4,204,912
[b]	IHS, Inc., 5.00%, 11/1/2022	1,220,000	1,212,375
[b]	Nielsen Finance, LLC, 5.00%, 4/15/2022	7,200,000	7,056,000
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	3,838,872

			40,888,300

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	COMMERCIAL SERVICES & SUPPLIES — 0.33%
	Diversified Support Services — 0.33%
	Lavare Holding AB (SEK), 4.927%, 4/4/2019	35,000,000	4,269,529

			4,269,529

	CONSUMER SERVICES — 2.13%
	Diversified Consumer Services — 0.34%
[b]	Nord Anglia Education Finance, LLC (CHF), 5.75%, 7/15/2022	3,985,000	4,368,816
	Hotels, Restaurants & Leisure — 1.79%
	Aramark Services, Inc., 5.75%, 3/15/2020	8,720,000	9,103,680
[b,d]	Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023	7,470,000	7,171,200
[b]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	8,000,000	2,396,192
[b]	Nathan’s Famous, Inc., 10.00%, 3/15/2020	4,000,000	4,300,000

			27,339,888

	DIVERSIFIED FINANCIALS — 6.43%
	Capital Markets — 2.91%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,338,772
[b]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,873,362
[b,d]	BTG Investments LP, 4.50%, 4/17/2018	5,000,000	4,793,750
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,387,670
	Goldman Sachs Group, Inc. Floating Rate Note, 1.297%, 10/23/2019	11,760,000	11,818,800
	Merrill Lynch & Co., 0.829%, 5/2/2017	2,500,000	2,480,455
	Oppenheimer Holdings, Inc., 8.75%, 4/15/2018	775,000	807,937
	Consumer Finance — 1.66%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,125,000
	Capital One Bank (USA), N.A., 2.95%, 7/23/2021	3,800,000	3,745,675
[a,b,e]	Cash Store Financial (CAD), 0%, 1/31/2017	1,700,000	267,794
	First Cash Financial Services, Inc., 6.75%, 4/1/2021	9,300,000	9,788,250
[b]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	2,000,000	3,386,044
	Diversified Financial Services — 1.86%
[b,d]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	7,000,000	6,947,500
[b]	Citicorp, 8.04%, 12/15/2019	250,000	301,368
	JPMorgan Chase & Co., 6.75%, 1/29/2049	7,500,000	8,013,225
[b]	McGraw Hill Financial, Inc., 4.00%, 6/15/2025	1,590,000	1,588,427
[b]	MSCI, Inc., 5.25%, 11/15/2024	1,625,000	1,645,313
[b]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	6,550,000	5,371,000

			82,680,342

	ENERGY — 8.50%
	Energy Equipment & Services — 1.41%
[b,d]	Anton Oilfield Services Group, 7.50%, 11/6/2018	7,000,000	5,215,000
[b]	Compressco Partners LP, 7.25%, 8/15/2022	4,800,000	4,584,000
	Oceaneering International, Inc., 4.65%, 11/15/2024	4,075,000	4,071,268
[b,d]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	10,684,600	4,273,840

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Oil, Gas & Consumable Fuels — 7.09%
	Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/2021	3,000,000	2,190,000
[b]	Citgo Petroleum Corp., 6.25%, 8/15/2022	1,450,000	1,424,625
[b,d]	Delek & Avner Tamar Bond Ltd., 3.839%, 12/30/2018	2,250,000	2,280,937
[b,d]	Delek & Avner Tamar Bond Ltd., 2.803%, 12/30/2016	6,145,000	6,137,319
	Energy Transfer Partners LP, 3.296%, 11/1/2066	1,200,000	1,020,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,505,000
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	1,911,000	1,791,563
[b,d]	Gazprom Neft OAO, 6.00%, 11/27/2023	1,500,000	1,376,250
	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/2022	5,975,000	5,736,000
	Gulf South Pipeline Co. LP, 4.00%, 6/15/2022	4,860,000	4,672,968
[b]	Kinder Morgan (Delaware), Inc., 5.00%, 2/15/2021	7,791,000	8,242,286
[b]	Linc Energy, 12.50%, 10/31/2017	6,185,000	1,546,250
[b]	Linc Energy, 9.625%, 10/31/2017	1,324,000	1,098,920
	NGL Energy Partners LP, 6.875%, 10/15/2021	6,000,000	6,240,000
	Northern Tier Energy, LLC, 7.125%, 11/15/2020	6,450,000	6,643,500
[b,d]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	5,514,600	3,956,725
[d]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	1,000,000	924,160
[d]	Petrobras Global Finance B.V. Floating Rate Note, 2.643%, 3/17/2017	3,650,000	3,585,030
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,221,032
[b,d]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	1,220,670	1,089,448
[e]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	500,000
[b]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,132,500
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	8,360,000	7,983,800
	Tennessee Gas Pipeline Co., 8.00%, 2/1/2016	1,000,000	1,037,570
	Tesoro Logistics LP, 6.125%, 10/15/2021	2,000,000	2,085,000
[b,d]	Tullow Oil plc, 6.25%, 4/15/2022	10,400,000	9,204,000
	Williams Partners LP, 4.50%, 11/15/2023	5,600,000	5,625,866

			109,394,857

	FOOD & STAPLES RETAILING — 1.40%
	Food & Staples Retailing — 1.40%
[b]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	7,275,000	12,529,576
[b]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	5,800,000	5,452,000

			17,981,576

	FOOD, BEVERAGE & TOBACCO — 2.04%
	Beverages — 0.51%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	611,109
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	2,000,000	628,156
[b,d]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,312,500
	Food Products — 1.34%
[b,d]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,259,920
[b,d]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,562,813
	Bunge Limited Finance Corp., 5.10%, 7/15/2015	321,000	321,289
[b,d]	Comfeed Finance B.V., 6.00%, 5/2/2018	2,000,000	1,669,930
[b]	Dean Foods Co., 6.50%, 3/15/2023	6,330,000	6,456,600
	Tobacco — 0.19%
	Reynolds American, Inc., 4.45%, 6/12/2025	1,590,000	1,619,925
	Reynolds American, Inc., 4.00%, 6/12/2022	800,000	817,173

			26,259,415

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	HEALTH CARE EQUIPMENT & SERVICES — 2.19%
	Health Care Equipment & Supplies — 0.13%
	Teleflex, Inc., 5.25%, 6/15/2024	1,715,000	1,736,781
	Health Care Providers & Services — 1.22%
[b]	Covenant Surgical Partners, Inc., 8.75%, 8/1/2019	5,990,000	6,070,865
	DaVita Healthcare Partners, 5.125%, 7/15/2024	5,975,000	5,874,172
	Tenet Healthcare Corp., 6.00%, 10/1/2020	3,500,000	3,731,875
	Health Care Services — 0.84%
[d]	Catamaran Corp., 4.75%, 3/15/2021	9,715,000	10,759,362

			28,173,055

	HOUSEHOLD & PERSONAL PRODUCTS — 0.40%
	Household Products — 0.40%
	Energizer Holdings, Inc., 4.70%, 5/24/2022	5,190,000	5,204,444

			5,204,444

	INSURANCE — 1.97%
	Insurance — 1.97%
[b,d]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,715,118
	ELM B.V. (AUD), 3.985%, 4/29/2049	1,000,000	751,092
	ELM B.V. (AUD), 7.635%, 12/29/2049	1,000,000	818,666
[b]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,330,000	1,533,995
	Genworth Holdings, Inc., 4.90%, 8/15/2023	6,000,000	5,311,860
	Kemper Corp., 4.35%, 2/15/2025	3,950,000	3,924,902
[b,c,d]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,272,400
[b]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,512,118
[b]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	1,460,000	1,493,244

			25,333,395

	MATERIALS — 4.79%
	Chemicals — 1.47%
[b,d]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	6,100,000	6,191,500
[b,d]	Kissner Milling Co., Ltd., 7.25%, 6/1/2019	2,300,000	2,340,250
[b,d]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	10,000,000	10,426,200
	Construction Materials — 0.49%
[b,d]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	6,500,000	5,265,000
	Wesco Distribution, Inc., 5.375%, 12/15/2021	1,000,000	1,010,000
	Containers & Packaging — 0.23%
[b]	Sealed Air Corp., 4.875%, 12/1/2022	2,985,000	2,940,225
	Metals & Mining — 2.11%
[d]	Anglogold Holdings, 8.50%, 7/30/2020	5,000,000	5,500,000
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	3,138,000	2,659,455
[b]	Compass Minerals International, Inc., 4.875%, 7/15/2024	1,525,000	1,502,125
[b]	Glencore Funding, LLC Floating Rate Note, 1.635%, 1/15/2019	11,000,000	10,988,615
[b,d]	Newcrest Finance Property Ltd., 4.20%, 10/1/2022	7,000,000	6,557,131

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Paper & Forest Products — 0.49%
[b]	Neenah Paper, Inc., 5.25%, 5/15/2021	6,225,000	6,240,563

			61,621,064

	MEDIA — 1.39%
	Media — 1.39%
[b]	Cable One, Inc., 5.75%, 6/15/2022	4,390,000	4,444,875
[b,d]	Numericable Group S.A., 4.875%, 5/15/2019	3,100,000	3,069,000
[b,d]	Numericable Group S.A., 6.00%, 5/15/2022	5,475,000	5,396,297
	The Washington Post Co., 7.25%, 2/1/2019	500,000	557,428
[b,d]	Virgin Media, Inc., 5.375%, 4/15/2021	4,324,500	4,454,235

			17,921,835

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.87%
	Pharmaceuticals — 0.87%
[b,c]	Atlas U.S. Royalty, LLC, 12.25%, 3/15/2027	5,450,000	1,580,500
[b,d]	Concordia Healthcare Corp., 7.00%, 4/15/2023	9,595,000	9,595,000

			11,175,500

	REAL ESTATE — 0.97%
	Real Estate Investment Trusts — 0.97%
	Digital Realty Trust, L.P., 3.95%, 7/1/2022	3,985,000	3,976,735
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,240,095
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,573,842
	Select Income REIT, 2.85%, 2/1/2018	1,720,000	1,743,218

			12,533,890

	RETAILING — 2.48%
	Distributors — 0.65%
	LKQ Corp., Inc., 4.75%, 5/15/2023	8,754,000	8,349,128
	Internet & Catalog Retail — 0.57%
	QVC, Inc., 4.45%, 2/15/2025	7,567,000	7,301,731
	Multiline Retail — 0.57%
[b]	Family Tree Escrow, LLC, 5.75%, 3/1/2023	1,540,000	1,609,300
[b]	Family Tree Escrow, LLC, 5.25%, 3/1/2020	745,000	779,456
[b,d]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,550,000	4,941,165
	Specialty Retail — 0.69%
	Coinstar, Inc., 6.00%, 3/15/2019	5,000,000	5,012,500
	Outerwall, Inc., 5.875%, 6/15/2021	4,115,000	3,847,525

			31,840,805

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.18%
	Semiconductors & Semiconductor Equipment — 0.18%
[b,d]	Sensata Technologies B.V., 5.00%, 10/1/2025	2,400,000	2,337,000

			2,337,000

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 2.09%
	Information Technology Services — 1.22%
	iGATE Corp., 4.75%, 4/15/2019	7,775,000	8,056,844
	Neustar, Inc., 4.50%, 1/15/2023	8,660,000	7,642,450
	Internet Software & Services — 0.50%
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75%, 4/15/2023	4,917,000	5,175,142
[b]	Verisign, Inc., 5.25%, 4/1/2025	1,200,000	1,197,000
	Software — 0.37%
[b]	Audatex North America, Inc., 6.00%, 6/15/2021	815,000	837,413
	Autodesk, Inc., 4.375%, 6/15/2025	1,600,000	1,604,195
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,352,963

			26,866,007

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.60%
	Communications Equipment — 0.14%
[b]	CommScope, Inc., 4.375%, 6/15/2020	1,790,000	1,807,900
	Computers & Peripherals — 0.25%
	Lexmark International, Inc., 5.125%, 3/15/2020	3,000,000	3,207,531
	Electronic Equipment, Instruments & Components — 1.21%
	Anixter, Inc., 5.125%, 10/1/2021	6,450,000	6,562,875
	Ingram Micro, Inc., 4.95%, 12/15/2024	2,440,000	2,494,021
	Trimble Navigation, Ltd., 4.75%, 12/1/2024	6,525,000	6,533,809

			20,606,136

	TELECOMMUNICATION SERVICES — 4.40%
	Diversified Telecommunication Services — 1.84%
	AT&T, Inc., 2.45%, 6/30/2020	1,600,000	1,568,430
	AT&T, Inc., 3.00%, 6/30/2022	2,395,000	2,312,526
[b,d]	Digicel Ltd., 6.00%, 4/15/2021	4,610,000	4,444,593
[d]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,000,000	2,173,874
[d]	Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,000,000	1,045,596
[d]	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,000,000	1,093,881
[d]	Telefonica Emisiones SAU, 3.992%, 2/16/2016	1,000,000	1,017,191
[b,d]	Videotron Ltd. Co., 5.375%, 6/15/2024	10,050,000	10,050,000
	Wireless Telecommunication Services — 2.56%
	America Movil Sab de CV (MXN), 6.45%, 12/5/2022	120,000,000	7,314,140
[b,d]	Bharti Airtel International, 5.125%, 3/11/2023	6,000,000	6,263,988
[b,d]	Millicom International Cellular S.A., 6.00%, 3/15/2025	3,178,000	3,066,770
[b,d]	MTN International (Mauritius) Ltd., 4.755%, 11/11/2024	4,125,000	4,094,063
[b,d]	MTS International Funding Ltd., 5.00%, 5/30/2023	4,400,000	3,933,600
[b,d]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	2,000,000	1,955,000
[b]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,247,500

			56,581,152

	TRANSPORTATION — 2.62%
	Airlines — 2.28%
[b]	American Airlines Group, Inc., 5.60%, 1/15/2022	13,650,133	14,127,887
	American Airlines Group, Inc., 4.95%, 7/15/2024	2,747,518	2,919,238

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Continental Airlines, 9.798%, 10/1/2022	6,084,454	6,814,589
	US Airways, 5.90%, 4/1/2026	1,724,220	1,948,369
	US Airways, 6.25%, 10/22/2024	1,483,529	1,668,971
	US Airways, 7.076%, 9/20/2022	1,773,982	1,924,770
	Marine — 0.34%
[b,d]	Stena International SA, 5.75%, 3/1/2024	4,650,000	4,324,500

			33,728,324

	UTILITIES — 2.07%
	Electric Utilities — 1.02%
[b]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,317,240
[b,d]	Enel Finance International S.A., 6.25%, 9/15/2017	1,500,000	1,642,272
	Entergy Corp., 4.00%, 7/15/2022	3,980,000	4,010,602
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,809,815
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,341,308
	Gas Utilities — 0.26%
[b]	Source Gas, LLC., 5.90%, 4/1/2017	1,250,000	1,324,853
[b]	Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016	2,000,000	2,059,866
	Independent Power & Renewable Electricity Producers — 0.35%
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,637,500
[b]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,758,144	1,900,728
	Multi-Utilities — 0.44%
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,464,860
[b]	Topaz Solar Farms, LLC, 4.875%, 9/30/2039	3,000,000	3,160,791

			26,669,835

	TOTAL CORPORATE BONDS (Cost $798,374,814)		774,822,588

	CONVERTIBLE BONDS — 3.13%
	DIVERSIFIED FINANCIALS — 0.62%
	Capital Markets — 0.32%
	Apollo Investment Corp., 5.75%, 1/15/2016	4,100,000	4,171,750
	Consumer Finance — 0.30%
[b]	EZCORP, Inc., 2.125%, 6/15/2019	4,867,000	3,811,469

			7,983,219

	FOOD, BEVERAGE & TOBACCO — 0.63%
	Tobacco — 0.63%
	Vector Group Ltd., 1.75%, 4/15/2020	7,460,000	8,168,700

			8,168,700

	MEDIA — 1.21%
	Media — 1.21%
[d]	Central European Media Enterprises Ltd., 5.00%, 11/15/2015	8,130,000	8,099,513
	Comcast Holdings Corp., 2.00%, 10/15/2029	15,500,000	7,478,750

			15,578,263

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 0.67%
	Real Estate Investment Trusts — 0.67%
	American Realty Capital Properties, Inc., 3.00%, 8/1/2018	3,890,000	3,634,719
[b]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	4,926,600

			8,561,319

	TOTAL CONVERTIBLE BONDS (Cost $40,846,831)		40,291,501

	WARRANTS — 0.00%
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.00%
	Pharmaceuticals — 0.00%
[a,b]	Alexza Pharmaceuticals, Inc.	41,863	45,631

	TOTAL WARRANTS (Cost $213,640)		45,631

	MUNICIPAL BONDS — 0.69%
	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,294,787
[b]	Midwest Family Housing, 5.168%, 7/1/2016	193,000	198,978
	Municipal Improvement Corp. of Los Angeles (Recovery Zone Economic Development), 6.165%, 11/1/2020	1,885,000	2,092,218
	Oakland California Redevelopment Agency, 8.00%, 9/1/2016	1,000,000	1,067,030
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	995,000	1,010,452
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,000,000	2,240,180
	Wisconsin Health & Educational Facilities Authority (Richland Hospital), 7.08%, 6/1/2016	25,000	25,000

	TOTAL MUNICIPAL BONDS (Cost $7,972,065)		8,928,645

	U.S. GOVERNMENT AGENCIES — 0.93%
[b]	CoBank ACB Floating Rate Note (Farm Credit Banks), 0.886%, 6/15/2022	12,700,000	11,969,204

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,127,952)		11,969,204

	OTHER GOVERNMENT — 4.06%
	Australian Government (AUD), 2.75%, 4/21/2024	8,200,000	6,241,174
[b,d]	Eurasian Development Bank, 5.00%, 9/26/2020	2,000,000	1,970,200
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	3,475,000	1,109,427
[b,d]	Government of Aruba, 4.625%, 9/14/2023	7,700,000	7,690,375
	KFW (BRL), 5.375%, 9/14/2015	12,000,000	3,793,214
	Mexican Bonos (MXN), 5.00%, 6/15/2017	130,000,000	8,410,551
	Mexico Bonos de Desarrollo (MXN), 4.75%, 6/14/2018	275,000,000	17,567,544

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
[b,d]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.404%, 9/11/2019	5,400,000	5,395,345

	TOTAL OTHER GOVERNMENT (Cost $58,700,915)		52,177,830

	MORTGAGE BACKED — 0.04%
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	3,829	4,269
[b,c]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	524,263	524,263

	TOTAL MORTGAGE BACKED (Cost $540,127)		528,532

	LOAN PARTICIPATIONS — 7.57%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.68%
	Professional Services — 0.68%
	Extreme Reach, Inc., 6.75%, 2/7/2020	5,031,000	5,005,845
	Affinion Group, Inc., 6.75%, 4/30/2018	3,969,849	3,794,938

			8,800,783

	CONSUMER DURABLES & APPAREL — 0.32%
	Leisure Products — 0.15%
	Topps Co, Inc., 7.25%, 10/2/2018	1,970,000	1,930,600
	Textiles, Apparel & Luxury Goods — 0.17%
	5.11, Inc., 6.00%, 2/28/2020	2,221,875	2,221,875

			4,152,475

	CONSUMER SERVICES — 0.73%
	Diversified Consumer Services — 0.50%
	Laureate Education, Inc., 5.00%, 6/15/2018	6,932,797	6,456,167
	Hotels, Restaurants & Leisure — 0.23%
[c]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	2,896,557	2,951,592

			9,407,759

	DIVERSIFIED FINANCIALS — 0.69%
	Diversified Financial Services — 0.69%
	NCP Finance LP, 11.00%, 9/25/2018	4,222,469	3,926,896
[d]	Stena International S.A., 4.00%, 3/3/2021	5,302,875	4,931,674

			8,858,570

	ENERGY — 0.59%
	Oil, Gas & Consumable Fuels — 0.59%
	Murray Energy Corp., 7.00%, 4/7/2017	3,190,000	3,163,427
	CITGO Holding, Inc., 9.50%, 5/12/2018	4,417,118	4,425,952

			7,589,379

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 0.57%
	Tobacco — 0.57%
	North Atlantic Trading Co., Inc., 7.75%-8.75%, 1/13/2020	7,390,809	7,307,662

			7,307,662

	INDUSTRIALS — 0.78%
	Construction & Engineering — 0.78%
	ABG Intermediate Holdings (2), LLC, 9.00%, 5/27/2022	10,100,000	10,087,375

			10,087,375

	MATERIALS — 1.19%
	Chemicals — 0.81%
	OCI Beaumont, LLC, 5.50%, 8/20/2019	5,375,142	5,428,894
	PeroxyChem, LLC, 7.50%, 2/28/2020	4,919,545	4,919,545
	Metals & Mining — 0.38%
[c]	Coeur Mining, Inc., 9.00%, 6/9/2020	5,000,000	4,900,000

			15,248,439

	MEDIA — 0.66%
	Media — 0.66%
[c,d]	Mood Media Corp., 7.00%, 5/1/2019	8,707,349	8,541,910

			8,541,910

	REAL ESTATE — 0.44%
	Real Estate Management & Development — 0.44%
	DTZ U.S. Borrower, LLC, 9.25%, 11/4/2022	5,690,000	5,690,000

			5,690,000

	RETAILING — 0.31%
	Specialty Retail — 0.31%
	Rue21, Inc., 5.63%, 10/9/2020	1,473	1,345
	NBTY, Inc., 3.50%, 10/1/2017	4,000,000	3,973,000

			3,974,345

	SOFTWARE & SERVICES — 0.47%
	Information Technology Services — 0.47%
[c,f]	Valores Corporativos Softtek, S.A. de C.V., 3.38%-6.94%, 8/27/2019	6,181,818	6,000,073

			6,000,073

	TRANSPORTATION — 0.14%
	Airlines — 0.14%
[b,c,d]	ET Two, LLC, 10.00%, 9/30/2019	395,223	395,223
[b,c,d]	ET Three, LLC, 10.00%, 9/30/2019	395,224	395,224
[b,c,d]	Synergy Aerospace Corp., 6.50%, 7/7/2015	951,337	949,434

			1,739,881

	TOTAL LOAN PARTICIPATIONS (Cost $98,107,975)		97,398,651

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 9.21%
Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $19,000,132 collateralized by 1 U.S. Government debt security and 10 corporate debt securities, having an average coupon of 3.35%, a minimum credit rating of BBB-, maturity dates from 7/1/2015 to 6/1/2045, and having an aggregate market value of $20,222,471 at 6/30/2015	19,000,000	19,000,000
CenterPoint Energy, Inc., 0.35%, 7/1/2015	33,600,000	33,600,000
Kansas City Power & Light, 0.37%, 7/1/2015	36,900,000	36,900,000
Louisville Gas & Electric Co., 0.40%, 7/6/2015	10,000,000	9,999,445
Plains All American Pipeline LP, 0.40%, 7/1/2015	19,000,000	19,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $118,499,445)		118,499,445

TOTAL INVESTMENTS — 98.87% (Cost $1,313,435,359)		$1,271,968,175

OTHER ASSETS LESS LIABILITIES — 1.13%		14,502,105

NET ASSETS — 100.00%		$1,286,470,280

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the aggregate value of these securities in the Fund’s portfolio was $586,750,332, representing 45.61% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

d	Yankee Bond - denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Bond in default.

f	Loan commitment of which at June 30, 2015, $6,181,818 of the $8,000,000 par commitment had been funded. At June 30, 2015, the unfunded commitment of $1,818,182 had a fair market value of $1,810,580. The maturity date of the loan is August 27, 2019.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

FHA	Insured by Federal Housing Administration

GBP	Denominated in Great Britain Pounds

Mtg	Mortgage

MXN	Denominated in Mexican Pesos

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SEK	Denominated in Swedish Kronor

SPV	Special Purpose Vehicle

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	7,958,500	08/17/2015	$8,878,011	$227,070		$—
Swiss Franc	Sell	3,985,000	06/22/2016	4,338,079	56,156		—

Total					$283,226		$—

Net unrealized appreciation (depreciation)					$283,226	$

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2015 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2015 was $20,079,775. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2015 is $283,226, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,313,435,359

Gross unrealized appreciation on a tax basis	$26,212,782
Gross unrealized depreciation on a tax basis	(67,679,966)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(41,467,184)

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3(b)

Asset
Investments in Securities*
Common Stock	$15,547,172	$10,913,853	$4,633,319	$-
Preferred Stock(a)	19,184,059	5,699,948	13,484,111	-
Asset Backed Securities	132,574,917	-	104,019,998	28,554,919
Corporate Bonds	774,822,588	-	773,242,088	1,580,500
Convertible Bonds	40,291,501	-	40,291,501	-
Warrants	45,631	-	45,631	-
Municipal Bonds	8,928,645	-	8,928,645	-
U.S. Government Agencies	11,969,204	-	11,969,204	-
Other Government	52,177,830	-	52,177,830	-
Mortgage Backed	528,532	-	4,269	524,263
Loan Participations	97,398,651	-	81,807,105	15,591,546
Short Term Investments	118,499,445	-	118,499,445	-

Total Investments in Securities	$1,271,968,175	$16,613,801	$1,209,103,146	$46,251,228

Other Financial Instruments**
Forward Currency Contracts	$283,226	$-	$283,226	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2015, industry classifications for Preferred Stock in Level 2 consist of $10,604,377 in Miscellaneous, and $2,879,734 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”), unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments totaling $12,051,396 in market value at June 30, 2015. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at June 30, 2015.

	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$0	Terms of plan reorganization	Discount to zero for lack of marketability and company sustainability in question	(N/A) (N/A)

	0

Corporate Bond	1,580,500	Income based valuation approach	Projected sales	(N/A) (N/A)

	1,580,500

Loan Participations	4,691,473	Discounted cash flows	Third party vendor projection of discounted cash flows	8.10% - 10.50% (9.43%)
	4,900,000	Acquisition cost	Trade activity	(N/A) (N/A)

	9,591,473

Asset-Backed Securities	15,749,994	Acquisition cost	Trade activity	(N/A) (N/A)
	7,277,865	Discounted cash flows	Third party vendor projection of discounted cash flows	3.80% - 4.60% (4.20%)

	23,027,859

Total	$34,199,832

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2015 (Unaudited)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2015 is as follows:

	Asset Backed Securities	Common Stock(b)	Corporate Bonds	Mortgage Backed	Loan Participations	Total
Beginning Balance 9/30/2014	$27,741,284	$–	$16,651,104	$806,724	$17,446,134	$62,645,246
Accrued Discounts (Premiums)	7,998	–	23,885	(1,715)	7,014	37,182
Net Realized Gain (Loss)	58,663	–	(281,008)	(6,659)	(194)	(229,198)
Gross Purchases	15,749,994	–	–	–	9,924,850	25,674,844
Gross Sales	(15,168,823)	–	(6,300,082)	(266,643)	(11,510,196)	(33,245,744)
Net Change in Unrealized Appreciation (Depreciation)(d)	165,803	–	(3,638,815)	(7,444)	(276,062)	(3,756,518)
Transfers into Level 3(a)	–	–	–	–	–	–
Transfers out of Level 3(a)	–	–	(4,874,584)	–	–	(4,874,584)

Ending Balance 6/30/2015(c)	$28,554,919	$–	$1,580,500	$524,263	$15,591,546	$46,251,228

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2015. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Common stock valued at zero was included in the Level 3 rollforward table at June 30, 2015.

(c) Level 3 investments represent 3.60% of total Net Assets at the period ended June 30, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(d) The Net Change in Unrealized Appreciation (Depreciation) attributable to securities held at June 30, 2015, which were valued using significant unobservable inputs (Level 3), was $(3,724,462).

19

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 91.31%
	BANKS — 10.68%
	Banks — 8.35%
	Citigroup, Inc.	384,400	$21,234,256
	Citizens Financial Group, Inc.	1,016,315	27,755,563
	JPMorgan Chase & Co.	539,040	36,525,350
	Thrifts & Mortgage Finance — 2.33%
[a]	Essent Group Ltd.	870,850	23,817,748

			109,332,917

	CAPITAL GOODS — 2.02%
	Machinery — 1.28%
	Allison Transmission Holdings, Inc.	447,769	13,101,721
	Trading Companies & Distributors — 0.74%
	Fly Leasing Ltd. ADR	483,687	7,593,886

			20,695,607

	COMMERCIAL & PROFESSIONAL SERVICES — 5.68%
	Commercial Services & Supplies — 3.97%
	Covanta Holding Corp.	1,180,200	25,008,438
	Rentokil Initial plc	6,737,268	15,667,179
	Professional Services — 1.71%
	Nielsen Holdings N.V.	390,249	17,471,448

			58,147,065

	CONSUMER DURABLES & APPAREL — 2.34%
	Household Durables — 2.34%
[a]	TRI Pointe Homes, Inc.	1,565,471	23,951,706

			23,951,706

	CONSUMER SERVICES — 5.10%
	Diversified Consumer Services — 1.82%
[a]	Grand Canyon Education, Inc.	204,365	8,665,076
[a]	Nord Anglia Education, Inc.	404,181	9,910,518
	Hotels, Restaurants & Leisure — 3.28%
	Aramark Holdings Corp.	728,948	22,575,520
	Starbucks Corp.	205,651	11,025,978

			52,177,092

	DIVERSIFIED FINANCIALS — 4.27%
	Capital Markets — 3.32%
	Charles Schwab Corp.	321,783	10,506,215
	Oaktree Capital Group LLC	441,634	23,486,096
	Consumer Finance — 0.95%
	American Express Co.	125,349	9,742,124

			43,734,435

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 7.15%
	Energy Equipment & Services — 3.03%
	Frank’s International N.V.	561,091	10,570,955
[a]	Weatherford International Ltd.	1,663,120	20,406,482
	Oil, Gas & Consumable Fuels — 4.12%
	Chevron Corp.	202,875	19,571,351
	INPEX Corp.	692,941	7,878,640
	Total SA	303,620	14,748,037

			73,175,465

	FOOD, BEVERAGE & TOBACCO — 9.38%
	Beverages — 1.41%
[a]	Kweichow Moutai Co., Ltd.	346,275	14,398,808
	Food Products — 7.97%
	Kraft Foods Group, Inc.	369,451	31,455,058
	Mead Johnson Nutrition Co.	233,873	21,100,022
	Mondelez International, Inc.	706,774	29,076,683

			96,030,571

	HEALTH CARE EQUIPMENT & SERVICES — 4.53%
	Health Care Providers & Services — 3.04%
[a]	Express Scripts Holding Company	350,156	31,142,875
	Health Care Technology — 1.49%
[a]	IMS Health Holdings, Inc.	498,259	15,271,638

			46,414,513

	MATERIALS — 1.37%
	Chemicals — 0.38%
	Orion Engineered Carbons S.A.	206,965	3,820,574
	Metals & Mining — 0.99%
[a]	Horsehead Holding Corp.	866,902	10,160,091

			13,980,665

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 13.78%
	Biotechnology — 5.20%
	Actelion Ltd.	84,430	12,353,627
	Gilead Sciences, Inc.	233,535	27,342,278
[a]	Seattle Genetics, Inc.	278,996	13,503,406
	Life Sciences Tools & Services — 4.01%
	Thermo Fisher Scientific, Inc.	316,072	41,013,503
	Pharmaceuticals — 4.57%
	GlaxoSmithKline plc	942,603	19,587,083
	Phibro Animal Health Corp.	699,363	27,233,195

			141,033,092

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 1.48%
	Real Estate Investment Trusts — 1.48%
	PennyMac Mortgage Investment Trust	867,253	15,116,220

			15,116,220

	RETAILING — 6.13%
	Internet & Catalog Retail — 2.66%
[a]	Amazon.com, Inc.	37,120	16,113,421
[a]	Netflix, Inc.	16,947	11,133,162
	Multiline Retail — 2.52%
	Target Corp.	316,616	25,845,364
	Specialty Retail — 0.95%
[a]	AutoZone, Inc.	14,510	9,676,719

			62,768,666

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.29%
	Semiconductors & Semiconductor Equipment — 0.29%
[a]	Micron Technology, Inc.	158,790	2,991,604

			2,991,604

	SOFTWARE & SERVICES — 4.67%
	Internet Software & Services — 2.83%
[a]	Google, Inc. Class C	43,386	22,582,847
[a]	Marin Software, Inc.	953,515	6,426,691
	Software — 1.84%
	Activision Blizzard, Inc.	778,400	18,845,064

			47,854,602

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.92%
	Electronic Equipment, Instruments & Components — 0.92%
	CDW Corp.	273,801	9,385,898

			9,385,898

	TELECOMMUNICATION SERVICES — 6.97%
	Diversified Telecommunication Services — 2.28%
[a]	Zayo Group Holdings, Inc.	909,262	23,386,218
	Wireless Telecommunication Services — 4.69%
	China Mobile Ltd.	1,490,797	19,116,850
	SoftBank Corp.	256,977	15,137,045
[a]	T-Mobile US, Inc.	354,996	13,763,195

			71,403,308

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 1.14%
	Airlines — 1.14%
	American Airlines Group, Inc.	291,310	11,633,465

			11,633,465

	UTILITIES — 3.41%
	Electric Utilities — 2.00%
	ITC Holdings Corp.	636,645	20,487,236
	Independent Power & Renewable Electricity Producers — 1.41%
[a]	Dynegy, Inc.	493,975	14,448,769

			34,936,005

	TOTAL COMMON STOCK (Cost $754,823,263)		934,762,896

	SHORT TERM INVESTMENTS — 5.86%
	Avery Dennison Corp., 0.35%, 7/1/2015	$30,000,000	30,000,000
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $15,000,104 collateralized by 6 U.S. Government debt securities and 13 corporate debt securities, having an average coupon of 3.67%, a minimum credit rating of BBB-, maturity dates from 7/2/2015 to 6/15/2045, and having an aggregate market value of $16,002,147 at 6/30/2015	15,000,000	15,000,000
	Kansas City Power & Light, 0.37%, 7/2/2015	15,000,000	14,999,846

	TOTAL SHORT TERM INVESTMENTS (Cost $59,999,846)		59,999,846

	TOTAL INVESTMENTS — 97.17% (Cost $814,823,109)		$994,762,742

	OTHER ASSETS LESS LIABILITIES — 2.83%		28,944,828

	NET ASSETS — 100.00%		$1,023,707,570

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2015 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	9,455,200	08/31/2015	$10,549,799	$—	$(288,260)
Euro	Sell	2,633,700	08/31/2015	2,938,595	—	(68,081)
Japanese Yen	Sell	2,197,981,300	08/25/2015	17,970,678	563,142	—
Japanese Yen	Buy	550,920,900	08/25/2015	4,504,325	—	(97,189)

Total					$563,142	$(453,530)

Net unrealized appreciation (depreciation)					$109,612

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2015 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2015 was $46,962,648. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2015 is $109,612, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2015 (Unaudited)

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$814,823,109

Gross unrealized appreciation on a tax basis	$212,183,666
Gross unrealized depreciation on a tax basis	(32,244,033)

Net unrealized appreciation (depreciation) on investments (tax basis)	$179,939,633

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2015 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2015 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$934,762,896	$934,762,896	$-	$-
Short Term Investments	59,999,846	-	59,999,846	-

Total Investments in Securities	$994,762,742	$934,762,896	$59,999,846	$-
Other Financial Instruments**
Forward Currency Contracts	$563,142	$-	$563,142	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(453,530)	$-	$(453,530)	$-
Spot Currency	$(43)	$-	$(43)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

8

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 94.86%
	AUTOMOBILES & COMPONENTS — 6.27%
	Automobiles — 6.27%
	Daimler AG	1,355,457	$123,368,707
	Hyundai Motor Co.	376,632	45,920,438
	SAIC Motor Corp. Ltd.	44,373,240	161,649,974
	Toyota Motor Corp.	5,376,417	360,360,736

			691,299,855

	BANKS — 12.26%
	Banks — 12.26%
	Banco Popular Espanol, S.A.	51,598,277	250,000,682
	ING Groep N.V.	22,397,080	369,796,445
	Intesa Sanpaolo S.p.A.	101,603,893	368,363,981
	Standard Chartered plc	11,868,623	190,028,955
	Sumitomo Mitsui Trust Holdings, Inc.	37,992,306	174,028,572

			1,352,218,635

	CAPITAL GOODS — 7.60%
	Building Products — 3.36%
	Compagnie de Saint-Gobain	8,266,429	371,121,267
	Construction & Engineering — 3.03%
	Vinci S.A.	5,779,305	334,265,730
	Trading Companies & Distributors — 1.21%
[a]	AerCap Holdings N.V.	2,905,730	133,053,377

			838,440,374

	CONSUMER DURABLES & APPAREL — 3.66%
	Household Durables — 3.66%
[a]	Sony Corp.	14,259,041	403,298,365

			403,298,365

	CONSUMER SERVICES — 1.91%
	Hotels, Restaurants & Leisure — 1.91%
	Accor S.A.	4,187,223	211,325,963

			211,325,963

	DIVERSIFIED FINANCIALS — 11.55%
	Capital Markets — 3.20%
	UBS Group AG	16,676,473	353,702,829
	Diversified Financial Services — 8.35%
	CME Group, Inc.	2,403,176	223,639,559
	Deutsche Boerse AG	2,121,312	175,597,075
	Hong Kong Exchanges & Clearing Ltd.	4,858,199	171,475,801
	Japan Exchange Group, Inc.	5,667,421	184,074,833
	London Stock Exchange Group plc	4,461,543	166,141,716

			1,274,631,813

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 5.63%
	Oil, Gas & Consumable Fuels — 5.63%
	BG Group plc	9,952,082	165,676,217
	Canadian Natural Resources Ltd.	2,087,586	56,698,836
	Royal Dutch Shell plc ADR	3,677,631	209,661,743
	Total SA	3,884,678	188,694,333

			620,731,129

	FOOD, BEVERAGE & TOBACCO — 0.37%
	Beverages — 0.37%
[a]	Kweichow Moutai Co., Ltd.	990,793	41,199,157

			41,199,157

	HEALTH CARE EQUIPMENT & SERVICES — 1.08%
	Health Care Providers & Services — 1.08%
	Fresenius SE & Co. KGaA	1,853,724	118,934,177

			118,934,177

	INSURANCE — 4.31%
	Insurance — 4.31%
	Aviva plc	38,426,028	297,356,196
	AXA S.A.	7,046,694	177,781,366

			475,137,562

	MATERIALS — 1.60%
	Chemicals — 1.60%
	Linde AG	931,353	176,410,312

			176,410,312

	MEDIA — 4.62%
	Media — 4.62%
	Grupo Televisa, S.A.B.	1,604,411	62,283,235
	ITV plc	30,631,547	126,725,803
[a]	Liberty Global plc	6,336,793	320,831,830

			509,840,868

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.78%
	Pharmaceuticals — 8.78%
	Novartis AG	3,486,162	343,601,078
	Novo Nordisk A/S	4,932,066	268,717,593
	Roche Holding AG	1,272,142	356,490,940

			968,809,611

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.71%
	Semiconductors & Semiconductor Equipment — 3.71%
[a]	Micron Technology, Inc.	2,885,993	54,372,108
[a]	NXP Semiconductors N.V.	2,480,690	243,603,758
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,884,307	110,922,612

			408,898,478

	SOFTWARE & SERVICES — 3.20%
	Information Technology Services — 1.12%
	Amadeus IT Holding SA	3,094,790	123,362,806
	Internet Software & Services — 2.08%
[a]	Baidu, Inc. ADR	1,155,120	229,961,290

			353,324,096

	TELECOMMUNICATION SERVICES — 12.15%
	Diversified Telecommunication Services — 6.54%
	Nippon Telegraph & Telephone Corp.	12,127,890	439,343,059
[a]	Telecom Italia S.p.A.	221,969,936	281,612,995
	Wireless Telecommunication Services — 5.61%
	America Movil SAB de C.V. ADR	7,797,415	166,162,914
	China Mobile Ltd.	8,942,841	114,676,212
	Vodafone Group plc ADR	9,278,755	338,210,620

			1,340,005,800

	TRANSPORTATION — 3.65%
	Transportation Infrastructure — 3.65%
	Atlantia S.p.A.	6,959,002	171,922,608
	Shanghai International Air Co., Ltd.	45,123,106	230,891,171

			402,813,779

	UTILITIES — 2.51%
	Electric Utilities — 1.01%
	Korea Electric Power Corp.	2,699,108	110,824,462
	Multi-Utilities — 1.50%
	National Grid plc	12,902,421	165,670,365

			276,494,827

	TOTAL COMMON STOCK (Cost $9,009,733,376)		10,463,814,801

	SHORT TERM INVESTMENTS — 4.36%
	Anthem, Inc., 0.30%, 7/1/2015	$25,000,000	25,000,000
	Arizona Public Service Co., 0.25%, 7/1/2015	50,000,000	50,000,000
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $30,000,208 collateralized by 29 corporate debt securities, having an average coupon of 4.38%, a minimum credit rating of BBB-, maturity dates from 7/1/2015 to 2/26/2055, and having an aggregate market value of $32,065,425 at 6/30/2015	30,000,000	30,000,000

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2015 (Unaudited)

	Shares/ Principal Amount	Value
Hitachi America, Ltd., 0.36%, 7/1/2015	100,000,000	100,000,000
J.M. Smucker Co., 0.35%, 7/1/2015	98,000,000	98,000,000
Kansas City Power & Light, 0.37%, 7/2/2015	74,500,000	74,499,234
Kinder Morgan, Inc., 1.10%, 7/13/2015	30,000,000	29,989,000
Kroger Co., 0.32%, 7/6/2015	46,200,000	46,197,947
McCormick & Co., 0.20%, 7/1/2015	27,700,000	27,700,000

TOTAL SHORT TERM INVESTMENTS (Cost $481,386,181)		481,386,181

TOTAL INVESTMENTS — 99.22% (COST $9,491,119,557)		$10,945,200,982

OTHER ASSETS LESS LIABILITIES — 0.78%		85,861,221

NET ASSETS — 100.00%		$11,031,062,203

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	290,631,800	08/18/2015	$324,215,618	$7,487,396	$—
Euro	Sell	323,110,400	08/18/2015	360,447,267	4,993,826	—
Euro	Sell	208,743,400	08/18/2015	232,864,643	1,084,522	—
Japanese Yen	Sell	47,870,816,700	09/01/2015	391,421,147	—	(4,995,329)

Total					$13,565,744	$(4,995,329)

Net unrealized appreciation (depreciation)					$8,570,415

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2015 (Unaudited)

The Fund entered into forward currency contracts during the period ended June 30, 2015 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2015 was $3,687,283,175. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2015 is $8,570,415, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$9,491,119,557

Gross unrealized appreciation on a tax basis	$1,711,741,436
Gross unrealized depreciation on a tax basis	(343,662,795)

Net unrealized appreciation (depreciation) on investments (tax basis)	$1,368,078,641

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2015 (Unaudited)

the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2015 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$10,463,814,801	$10,463,814,801	$-	$-
Short Term Investments	481,386,181	-	481,386,181	-

Total Investments in Securities	$10,945,200,982	$10,463,814,801	$481,386,181	$-

Other Financial Instruments**
Forward Currency Contracts	$13,565,745	$-	$13,565,745	$-
Spot Currency	$222,494	$222,494	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(4,995,329)	$-	$(4,995,329)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

7

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 94.73%
	CAPITAL GOODS — 1.53%
	Electrical Equipment — 1.53%
	Acuity Brands, Inc.	75,245	$13,542,595

			13,542,595

	COMMERCIAL & PROFESSIONAL SERVICES — 10.11%
	Commercial Services & Supplies — 1.50%
[a]	Stericycle, Inc.	99,209	13,285,077
	Professional Services — 8.61%
[a]	IHS, Inc.	130,310	16,761,776
	Nielsen Holdings N.V.	565,008	25,295,408
[a]	The Advisory Board Co.	292,081	15,968,068
[a]	Verisk Analytics, Inc.	249,871	18,180,614

			89,490,943

	CONSUMER DURABLES & APPAREL — 1.54%
	Leisure Products — 1.54%
	Polaris Industries, Inc.	92,300	13,670,553

			13,670,553

	CONSUMER SERVICES — 3.77%
	Diversified Consumer Services — 1.94%
[a]	LifeLock, Inc.	1,047,730	17,182,772
	Hotels, Restaurants & Leisure — 1.83%
	Las Vegas Sands Corp.	307,233	16,151,239

			33,334,011

	DIVERSIFIED FINANCIALS — 12.44%
	Capital Markets — 8.15%
[a]	Affiliated Managers Group, Inc.	104,301	22,800,198
	Charles Schwab Corp.	557,743	18,210,309
	LPL Financial Holdings, Inc.	400,000	18,596,000
	WisdomTree Investments, Inc.	573,630	12,599,783
	Consumer Finance — 4.29%
	American Express Co.	249,076	19,358,187
	Cash America International, Inc.	709,737	18,588,012

			110,152,489

	ENERGY — 2.06%
	Energy Equipment & Services — 1.04%
	Helmerich & Payne, Inc.	131,275	9,244,386
	Oil, Gas & Consumable Fuels — 1.02%
[a]	Concho Resources, Inc.	79,062	9,001,999

			18,246,385

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 2.19%
	Food & Staples Retailing — 2.19%
[a]	Sprouts Farmers Market, Inc.	718,799	19,393,197

			19,393,197

	FOOD, BEVERAGE & TOBACCO — 1.90%
	Beverages — 1.90%
[a]	Monster Beverage Corp.	125,174	16,775,819

			16,775,819

	HEALTH CARE EQUIPMENT & SERVICES — 5.55%
	Health Care Equipment & Supplies — 4.47%
[a]	Align Technology, Inc.	282,352	17,706,294
[a]	Cardiovascular Systems, Inc.	387,446	10,247,947
[a]	Inogen, Inc.	259,871	11,590,246
	Health Care Technology — 1.08%
[a]	HMS Holdings Corp.	557,500	9,572,275

			49,116,762

	MATERIALS — 1.54%
	Chemicals — 1.54%
	Monsanto Co.	128,306	13,676,137

			13,676,137

	MEDIA — 1.28%
	Media — 1.28%
[a]	Sirius XM Holdings, Inc.	3,046,300	11,362,699

			11,362,699

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 9.27%
	Biotechnology — 6.97%
[a]	Alexion Pharmaceuticals, Inc.	118,850	21,484,514
[a]	Biogen Idec, Inc.	54,218	21,900,819
	Gilead Sciences, Inc.	156,087	18,274,666
	Pharmaceuticals — 2.30%
[a]	Allergan plc	67,178	20,385,836

			82,045,835

	RETAILING — 10.36%
	Distributors — 2.59%
[a]	LKQ Corp.	756,792	22,889,174
	Internet & Catalog Retail — 4.42%
[a]	Amazon.com, Inc.	52,115	22,622,601
[a]	priceline.com, Inc.	14,352	16,524,462
	Specialty Retail — 3.35%
[a]	Five Below, Inc.	369,565	14,608,904
	Group 1 Automotive, Inc.	165,783	15,058,070

			91,703,211

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 28.96%
	Information Technology Services — 4.93%
[a]	Black Knight Financial Services, Inc.	157,337	4,856,993
[a]	Vantiv, Inc. Class A	454,211	17,346,318
	Visa, Inc.	319,118	21,428,774
	Internet Software & Services — 11.62%
[a]	Facebook, Inc.	220,851	18,941,286
[a]	Google, Inc. Class A	19,376	10,463,815
[a]	Google, Inc. Class C	26,895	13,999,117
[a]	LinkedIn Corp.	35,921	7,422,356
[a]	Shutterstock, Inc.	300,699	17,632,989
[a]	Yelp, Inc.	253,181	10,894,379
[a]	Zillow, Inc. Class A	270,857	23,494,136
	Software — 12.41%
[a]	ANSYS, Inc.	159,000	14,507,160
[a]	Fleetmatics Group plc	313,557	14,683,874
[a]	ServiceNow, Inc.	182,567	13,566,554
	Solera Holdings, Inc.	511,644	22,798,856
[a]	Splunk, Inc.	126,411	8,800,734
[a]	VMware, Inc.	221,600	18,999,984
[a]	Workday, Inc.	216,364	16,528,046

			256,365,371

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.23%
	Communications Equipment — 2.23%
[a]	CalAmp Corp.	459,784	8,395,656
	Qualcomm, Inc.	181,610	11,374,234

			19,769,890

	TOTAL COMMON STOCK (Cost $669,337,345)		838,645,897

	SHORT TERM INVESTMENTS — 3.16%
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $13,000,090 collateralized by 3 U.S. Government debt securities and 15 corporate debt securities, having an average coupon of 4.05%, a minimum credit rating of BBB-, maturity dates from 7/1/2015 to 5/15/2046, and having an aggregate market value of $13,942,492 at 6/30/2015	$13,000,000	13,000,000
	Hasbro, Inc., 0.37%, 7/1/2015	15,000,000	15,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $28,000,000)		28,000,000

	TOTAL INVESTMENTS — 97.89% (Cost $697,337,345)		$866,645,897

	OTHER ASSETS LESS LIABILITIES — 2.11%		18,677,964

	NET ASSETS — 100.00%		$885,323,861

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2015 (Unaudited)

Footnote Legend

a	Non-income producing.

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$697,337,345

Gross unrealized appreciation on a tax basis	$193,977,673
Gross unrealized depreciation on a tax basis	(24,669,121)

Net unrealized appreciation (depreciation) on investments (tax basis)	$169,308,552

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2015 (Unaudited)

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2015 (Unaudited)

investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$838,645,897	$838,645,897	$-	$-
Short Term Investments	28,000,000	-	28,000,000	-

Total Investments in Securities	$866,645,897	$838,645,897	$28,000,000	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

6

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 95.09%
	CAPITAL GOODS — 2.49%
	Electrical Equipment — 1.56%
	Schneider Electric SE	367,418	$25,367,507
	Machinery — 0.93%
[a]	Arcam AB	880,372	15,106,777

			40,474,284

	COMMERCIAL & PROFESSIONAL SERVICES — 9.30%
	Commercial Services & Supplies — 2.58%
	Edenred	1,401,299	34,626,996
	Mineral Resources Ltd.	1,443,741	7,351,863
	Professional Services — 6.72%
	Experian plc	1,759,856	32,048,361
	Intertek Group plc	831,744	32,018,503
	Nielsen Holdings N.V.	1,011,119	45,267,798

			151,313,521

	CONSUMER DURABLES & APPAREL — 1.19%
	Textiles, Apparel & Luxury Goods — 1.19%
	Gildan Activewear, Inc.	584,109	19,415,783

			19,415,783

	CONSUMER SERVICES — 4.86%
	Hotels, Restaurants & Leisure — 4.86%
	Domino’s Pizza Group plc	1,475,026	18,008,020
	Galaxy Entertainment Group Ltd.	5,042,992	20,037,819
	Sands China Ltd.	5,136,258	17,227,871
	William Hill plc	3,755,181	23,784,221

			79,057,931

	DIVERSIFIED FINANCIALS — 12.05%
	Capital Markets — 9.29%
	Azimut Holding SpA	838,764	24,536,911
	Hargreaves Lansdown plc	1,709,557	30,971,209
	Nomura Holdings, Inc.	4,663,008	31,646,807
	Partners Group Holding AG	120,325	35,970,733
	Schroders plc	560,959	27,993,479
	Consumer Finance — 1.40%
[a]	First Cash Financial Services, Inc.	500,959	22,838,721
	Diversified Financial Services — 1.36%
	BM&F Bovespa SA	5,863,928	22,104,544

			196,062,404

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 0.90%
	Oil, Gas & Consumable Fuels — 0.90%
	Canadian Oil Sands Ltd.	1,820,373	14,720,390

			14,720,390

	FOOD & STAPLES RETAILING — 2.98%
	Food & Staples Retailing — 2.98%
	PriceSmart, Inc.	261,935	23,898,949
	Wal-Mart de Mexico S.A.B. de C.V.	10,107,715	24,688,098

			48,587,047

	FOOD, BEVERAGE & TOBACCO — 5.11%
	Beverages — 3.09%
	Coca Cola Icecek AS	1,518,662	25,272,312
	Fomento Economico Mexicano SAB de CV ADR	280,600	24,998,654
	Tobacco — 2.02%
	ITC Ltd.	6,628,601	32,887,979

			83,158,945

	INSURANCE — 1.88%
	Insurance — 1.88%
	St. James’s Place plc	2,145,544	30,542,943

			30,542,943

	MEDIA — 4.02%
	Media — 4.02%
	REA Group Ltd.	1,233,422	37,314,077
	Rightmove plc	544,710	28,047,041

			65,361,118

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 9.35%
	Biotechnology — 3.14%
	Abcam plc	2,249,126	18,305,804
	Grifols S.A.	613,959	24,729,971
	Grifols S.A. ADR	261,495	8,098,500
	Life Sciences Tools & Services — 1.30%
	Eurofins Scientific	69,284	21,094,582
	Pharmaceuticals — 4.91%
	Concordia Healthcare Corp.	360,800	26,070,616
	Perrigo Co. plc	87,590	16,189,260
[a]	Valeant Pharmaceuticals International, Inc.	169,777	37,715,961

			152,204,694

	REAL ESTATE — 1.91%
	Real Estate Management & Development — 1.91%
	Foxtons Group plc	8,350,445	31,082,786

			31,082,786

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	RETAILING — 5.08%
	Internet & Catalog Retail — 3.88%
[a]	ASOS plc	333,142	20,304,600
[a]	Ctrip.com International Ltd. ADR	162,872	11,827,765
[a]	priceline.com, Inc.	26,936	31,013,302
	Specialty Retail — 1.20%
	AutoCanada, Inc.	591,849	19,570,347

			82,716,014

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.70%
	Semiconductors & Semiconductor Equipment — 1.70%
	ARM Holdings plc	1,700,948	27,715,011

			27,715,011

	SOFTWARE & SERVICES — 24.42%
	Information Technology Services — 9.95%
	MasterCard, Inc.	456,884	42,709,516
[a]	Optimal Payments plc	20,464,135	75,321,378
	QIWI plc ADR	455,422	12,774,587
	Wirecard AG	811,201	31,065,010
	Internet Software & Services — 9.49%
[a]	Alibaba Group Holding Ltd. ADR	199,750	16,433,433
[a]	Auto Trader Group plc	5,124,292	24,549,155
[a]	Baidu, Inc. ADR	176,560	35,149,565
	carsales.com Ltd.	2,753,321	21,646,875
	Kakaku.com, Inc.	1,672,202	24,211,643
	Naver Corp.	45,483	25,851,649
[a]	Yandex NV	431,114	6,561,555
	Software — 4.98%
	Constellation Software, Inc.	87,790	34,853,122
	Solera Holdings, Inc.	1,037,979	46,252,344

			397,379,832

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.68%
	Electronic Equipment, Instruments & Components — 3.68%
	Hexagon AB	676,609	24,518,338
	Ingenico S.A.	301,983	35,450,890

			59,969,228

	TRANSPORTATION — 4.17%
	Air Freight & Logistics — 1.24%
	Hyundai Glovis Co. Ltd.	111,710	20,229,880
	Airlines — 1.66%
	Copa Holdings SA	326,140	26,935,903

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

	Shares/ Principal Amount	Value
Road & Rail — 1.27%
Localiza Rent a Car S.A.	2,090,100	20,631,427

		67,797,210

TOTAL COMMON STOCK (Cost $1,438,561,135)		1,547,559,141

SHORT TERM INVESTMENTS — 3.93%
Avery Dennison Corp., 0.35%, 7/1/2015	$40,000,000	40,000,000
Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $24,000,167 collateralized by 2 U.S. Government debt securities and 8 corporate debt securities, having an average coupon of 3.81%, a minimum credit rating of BBB-, maturity dates from 8/3/2015 to 5/15/2046, and having an aggregate market value of $25,524,368 at 6/30/2015	24,000,000	24,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $64,000,000)		64,000,000

TOTAL INVESTMENTS — 99.02% (Cost $1,502,561,135)		$1,611,559,141

OTHER ASSETS LESS LIABILITIES — 0.98%		16,003,118

NET ASSETS — 100.00%		$1,627,562,259

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

SPA	Standby Purchase Agreement

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	41,545,100	09/11/2015	$46,362,235	$—	$(1,099,679)
Great Britain Pound	Buy	24,642,400	07/22/2015	38,714,065	1,740,214	—
Great Britain Pound	Buy	38,872,500	07/22/2015	61,070,046	1,240,992	—
Great Britain Pound	Sell	63,514,900	07/22/2015	99,784,111	—	(3,426,926)
Japanese Yen	Sell	3,474,165,800	08/20/2015	28,403,212	640,626	—
Japanese Yen	Buy	1,735,376,900	08/20/2015	14,187,659	38,480	—

Total					$3,660,312	$(4,526,605)

Net unrealized appreciation (depreciation)						$(866,293)

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2015 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2015 was $211,962,358. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2015 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $866,293. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,502,561,135

Gross unrealized appreciation on a tax basis	$217,888,069
Gross unrealized depreciation on a tax basis	(108,890,063)

Net unrealized appreciation (depreciation) on investments (tax basis)	$108,998,006

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments,

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,547,559,141	$1,547,559,141	$-	$-
Short Term Investments	64,000,000	-	64,000,000	-

Total Investments in Securities	$1,611,559,141	$1,547,559,141	$64,000,000	$-

Other Financial Instruments**
Forward Currency Contracts	$3,660,312	$-	$3,660,312	$-
Spot Currency	$6,540	$6,540	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(4,526,605)	$-	$(4,526,605)	$-
Spot Currency	$(16,787)	$(16,787)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2015 (Unaudited)

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

8

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.52%
	AUTOMOBILES & COMPONENTS — 1.02%
	Automobiles — 1.02%
	SAIC Motor Corp. Ltd.	22,744,722	$82,858,131
	Toyota Motor Corp.	1,738,400	116,518,325

			199,376,456

	BANKS — 8.23%
	Banks — 8.23%
	Bank of China Ltd.	297,212,011	193,628,456
	Banque Cantonale Vaudoise	34,200	21,197,818
	BNP Paribas SA	2,157,700	130,258,416
	DBS Group Holdings Ltd.	16,454,100	252,764,101
	Industrial and Commercial Bank of China Ltd.	231,009,000	183,280,163
	ING Groep N.V.	3,139,800	51,840,993
	JPMorgan Chase & Co.	10,496,700	711,256,392
	Liechtensteinische Landesbank AG	1,150,000	46,863,469
	St. Galler Kantonalbank AG	67,841	24,997,299

			1,616,087,107

	CAPITAL GOODS — 3.23%
	Construction & Engineering — 1.87%
	Vinci S.A.	6,364,095	368,089,046
	Industrial Conglomerates — 1.36%
	Hopewell Holdings Ltd.	36,958,340	135,407,352
	Koninklijke Philips N.V.	2,976,500	75,724,741
	NWS Holdings Ltd.	38,000,000	55,199,283

			634,420,422

	CONSUMER SERVICES — 1.20%
	Hotels, Restaurants & Leisure — 1.20%
	Las Vegas Sands Corp.	1,252,900	65,864,953
	Sands China Ltd.	38,712,400	129,847,888
	Wynn Macau Ltd.	23,628,000	39,260,360

			234,973,201

	DIVERSIFIED FINANCIALS — 9.80%
	Capital Markets — 6.99%
	Aberdeen Asset Management plc	9,615,700	61,039,017
	Apollo Global Management, LLC	2,647,600	58,644,340
[a]	Apollo Investment Corp.	23,497,568	166,362,782
	Ares Capital Corp.	12,978,500	213,626,110
	GAM Holding AG	5,009,082	105,276,711
	KKR + Co. LP	8,031,800	183,526,630
	Och-Ziff Capital Management Group, LLC	7,037,400	85,997,028
[a]	Solar Capital Ltd.	4,607,900	82,942,200
	The Blackstone Group LP	4,584,000	187,348,080

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	UBS Group AG	10,708,825	227,130,862
	Diversified Financial Services — 2.81%
	CME Group, Inc.	5,943,600	553,111,416

			1,925,005,176

	ENERGY — 7.19%
	Energy Equipment & Services — 0.56%
	Ensco plc	2,185,200	48,664,404
	Helmerich & Payne, Inc.	864,200	60,856,964
	Oil, Gas & Consumable Fuels — 6.63%
	Canadian Oil Sands Ltd.	12,519,200	101,236,125
[b]	Halcon Resources Corp.	234,100	271,556
	HollyFrontier Corp.	3,669,600	156,655,224
	Husky Energy, Inc.	7,074,600	135,318,009
	Kinder Morgan, Inc.	4,776,000	183,350,640
	Royal Dutch Shell plc ADR	6,546,700	373,227,367
	Statoil ASA	1,475,800	26,370,882
	The Williams Companies, Inc.	3,114,972	178,768,243
	Total SA	3,010,100	146,212,585
[b,c]	TPT Acquisition, Inc.	163,790	0

			1,410,931,999

	FOOD & STAPLES RETAILING — 2.27%
	Food & Staples Retailing — 2.27%
	Koninklijke Ahold NV	9,516,338	178,235,994
	Walgreens Boots Alliance, Inc.	3,171,106	267,768,191

			446,004,185

	FOOD, BEVERAGE & TOBACCO — 1.90%
	Beverages — 0.10%
	Ambev SA ADR	3,194,100	19,484,010
	Food Products — 1.17%
	Nestle SA	3,190,000	230,306,434
	Tobacco — 0.63%
	KT&G Corp.	1,441,678	122,654,751

			372,445,195

	HOUSEHOLD & PERSONAL PRODUCTS — 0.63%
	Household Products — 0.63%
	Reckitt Benckiser plc	1,440,300	124,197,349

			124,197,349

	INSURANCE — 2.41%
	Insurance — 2.41%
	Allianz SE	395,270	61,561,123
	AXA S.A.	6,858,384	173,030,484
	Gjensidige Forsikring ASA	3,991,276	64,345,450

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Munich Re	564,515	100,066,540
	NN Group NV	2,631,400	73,971,107

			472,974,704

	MATERIALS — 2.74%
	Chemicals — 1.86%
	LyondellBasell Industries NV	1,844,700	190,963,344
	Saudi Basic Industries Corp.	5,591,948	141,793,107
[d]	Yanbu National Petrochemical Co.	2,218,322	32,084,953
	Metals & Mining — 0.88%
[b]	Jaguar Mining, Inc.	797,101	119,884
	Mining and Metallurgical Co. Norilsk Nickel JSC ADR	5,962,500	100,587,375
	Nucor Corp.	1,649,812	72,707,215

			538,255,878

	MEDIA — 1.60%
	Media — 1.60%
	Vivendi	8,833,968	222,823,341
	Wolters Kluwer N.V.	3,093,574	91,895,132

			314,718,473

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.74%
	Pharmaceuticals — 6.74%
	GlaxoSmithKline plc	4,033,000	83,804,852
	Novartis AG	2,667,700	262,932,301
	Pfizer, Inc.	5,850,800	196,177,324
	Roche Holding AG	1,338,300	375,030,323
	Sanofi	4,110,599	404,377,408

			1,322,322,208

	REAL ESTATE — 7.26%
	Real Estate Investment Trusts — 7.26%
	Capstead Mortgage Corp.	3,250,000	36,075,000
	Chimera Investment Corp.	4,203,284	57,627,024
	Crown Castle International Corp.	2,446,600	196,461,980
	Digital Realty Trust, Inc.	1,302,100	86,824,028
[a]	Dynex Capital, Inc.	5,062,000	38,572,440
[a]	Invesco Mortgage Capital, Inc.	12,767,426	182,829,540
	Lamar Advertising Co.	1,325,610	76,196,063
[a]	MFA Financial, Inc.	33,000,000	243,870,000
	OUTFRONT Media, Inc.	4,093,500	103,319,940
	Senior Housing Properties Trust	4,670,000	81,958,500
	Two Harbors Investment Corp.	17,819,900	173,565,826
[a]	Washington REIT	5,721,000	148,459,950

			1,425,760,291

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	RETAILING — 4.33%
	Multiline Retail — 1.26%
	Target Corp.	3,039,200	248,089,896
	Specialty Retail — 3.07%
	Staples, Inc.	13,004,500	199,098,895
	The Home Depot, Inc.	3,633,700	403,813,081

			851,001,872

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.21%
	Semiconductors & Semiconductor Equipment — 2.21%
	Intel Corp.	5,520,600	167,909,049
	Taiwan Semiconductor Manufacturing Co., Ltd.	58,610,000	266,888,298

			434,797,347

	SOFTWARE & SERVICES — 0.32%
	Software — 0.32%
	Microsoft Corp.	1,409,700	62,238,255

			62,238,255

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.66%
	Communications Equipment — 1.08%
	Qualcomm, Inc.	3,378,200	211,576,666
	Technology, Hardware, Storage & Peripherals — 0.58%
	Apple, Inc.	913,400	114,563,195

			326,139,861

	TELECOMMUNICATION SERVICES — 16.62%
	Diversified Telecommunication Services — 10.46%
	AT&T, Inc.	9,616,900	341,592,288
	BT Group plc	49,115,284	347,430,077
[a]	Jasmine Broadband Internet Infrastructure Fund	359,941,200	104,437,351
	Singapore Telecommunications Ltd.	60,807,615	191,879,098
	Swisscom AG	516,800	289,644,580
	TDC A/S	38,951,900	285,624,372
	Telefonica Brasil SA ADR	11,656,983	162,381,773
	Telenor ASA	15,094,900	330,759,564
	Wireless Telecommunication Services — 6.16%
	China Mobile Ltd.	47,072,477	603,621,755
[d]	MegaFon OAO GDR 144a	3,278,300	45,568,370
	MegaFon OAO GDR	2,035,900	28,299,010
	Mobile TeleSystems OJSC ADR	743,265	7,269,132
	MTN Group Ltd.	5,170,810	97,223,639
	Vodafone Group plc	118,159,224	426,734,151

			3,262,465,160

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 3.82%
	Road & Rail — 0.63%
	Daqin Railway Co. Ltd.	54,645,464	123,989,950
	Transportation Infrastructure — 3.19%
	Atlantia S.p.A.	14,991,502	370,366,054
	China Merchants Holdings International Co. Ltd.	26,370,830	113,286,844
	Jiangsu Express Co. Ltd.	45,798,000	60,264,025
	Santos Brasil Participacoes S.A.	5,341,150	22,161,022
	Sydney Airport	15,560,254	59,787,473

			749,855,368

	UTILITIES — 5.34%
	Electric Utilities — 2.65%
	Duke Energy Corp.	2,365,200	167,030,424
	EDP — Energias do Brasil SA	14,054,100	52,028,784
	Electricite de France SA	7,157,701	159,595,198
	Endesa, S.A.	1,631,836	31,227,455
	Mighty River Power Ltd.	18,954,800	35,836,771
	Terna Rete Elettrica Nazionale S.p.A.	17,132,521	75,713,128
	Gas Utilities — 0.33%
	Enagas SA	2,354,300	64,029,321
	Independent Power & Renewable Electricity Producers — 0.80%
	China Resources Power Holdings Co.	16,688,000	46,286,485
	Huaneng Power International, Inc.	79,107,000	110,013,282
	Multi-Utilities — 1.56%
	Dominion Resources, Inc.	2,356,091	157,551,805
	National Grid plc	5,866,500	75,327,351
	Sempra Energy	739,900	73,205,706

			1,047,845,710

	TOTAL COMMON STOCK (Cost $16,367,031,898)		17,771,816,217

	PREFERRED STOCK — 0.48%
	BANKS — 0.17%
	Banks — 0.17%
	Barclays Bank plc Pfd, 7.10%	200,000	5,196,000
	First Niagara Financial Group Pfd, 8.625%	143,295	3,868,965
[d]	First Tennessee Bank Pfd, 3.75%	12,000	8,656,876
	GMAC Capital Trust I Pfd, 8.125%	628,126	16,318,713

			34,040,554

	DIVERSIFIED FINANCIALS — 0.14%
	Capital Markets — 0.01%
	Morgan Stanley Pfd, 4.00%	120,000	2,482,800
	Consumer Finance — 0.13%
	Ally Financial, Inc. Pfd, 8.50%	930,495	24,611,593

			27,094,393

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 0.02%
	Oil, Gas & Consumable Fuels — 0.02%
	Halcon Resources Corp. Pfd, 5.75%	18,822	4,082,083

			4,082,083

	MISCELLANEOUS — 0.06%
	U.S. Government Agencies — 0.06%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	11,185,313

			11,185,313

	TELECOMMUNICATION SERVICES — 0.09%
	Wireless Telecommunication Services — 0.09%
[d]	Centaur Funding Corp. Pfd, 9.08%	15,000	18,539,062

			18,539,062

	TOTAL PREFERRED STOCK (Cost $106,129,740)		94,941,405

	ASSET BACKED SECURITIES — 0.32%
	COMMERCIAL MTG TRUST — 0.10%
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.642%, 3/25/2034	$1,024,173	831,969
[d]	CVS Pass-Through Trust, 9.35%, 1/10/2023	15,000,000	17,625,750

			18,457,719

	OTHER ASSET BACKED — 0.06%
[d]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	7,238,848
[d]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	2,500,000
[c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.063%, 12/1/2037	3,062,500	2,817,500

			12,556,348

	RESIDENTIAL MTG TRUST — 0.16%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.282%, 12/20/2036	2,714,744	1,019,880
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.533%, 8/25/2033	269,977	273,385
	FBR Securitization Trust, Series 2005-2 Class M1, 0.905%, 9/25/2035	17,891,821	17,802,002
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.513%, 8/25/2034	5,263,996	4,880,745
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.507%, 11/25/2035	4,815,713	4,743,297
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.337%, 6/25/2036	478,911	478,114

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.622%, 2/25/2035	5,513,106	1,980,208

			31,177,631

	TOTAL ASSET BACKED SECURITIES (Cost $63,135,271)		62,191,698

	CORPORATE BONDS — 5.24%
	BANKS — 0.19%
	Banks — 0.19%
[d]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	42,200,000	12,785,822
	DEPFA Bank plc (EUR), 0.727%, 12/15/2015	7,500,000	8,185,783
[d,e]	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	13,523,244
[d]	Itau Unibanco Holding S.A. (BRL), 10.50%, 11/23/2015	10,000,000	3,164,099

			37,658,948

	CAPITAL GOODS — 0.20%
	Construction & Engineering — 0.10%
[d,e]	Abengoa Finance SAU, 8.875%, 11/1/2017	5,000,000	5,200,000
[d]	Zachry Holdings, Inc., 7.50%, 2/1/2020	14,420,000	14,347,900
	Industrial Conglomerates — 0.10%
	Otter Tail Corp., 9.00%, 12/15/2016	17,000,000	18,743,469

			38,291,369

	COMMERCIAL & PROFESSIONAL SERVICES — 0.04%
	Commercial Services & Supplies — 0.04%
[d,e]	GFL Environmental, Inc., 7.875%, 4/1/2020	8,000,000	8,200,000

			8,200,000

	CONSUMER SERVICES — 0.11%
	Hotels, Restaurants & Leisure — 0.11%
[d,e]	Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023	2,490,000	2,390,400
[d]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	66,000,000	19,768,583

			22,158,983

	DIVERSIFIED FINANCIALS — 0.59%
	Capital Markets — 0.05%
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,471,336
[d]	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	1,386,773
	Consumer Finance — 0.25%
	Capital One Bank, 6.15%, 9/1/2016	25,000,000	26,387,150
[b,d,f]	Cash Store Financial (CAD), 0%, 1/31/2017	10,000,000	1,575,261
[d]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	12,000,000	20,316,261
	Diversified Financial Services — 0.29%
[c]	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,431,282
[d,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	27,634,000	27,426,745
	JPMorgan Chase & Co., 7.90%, 12/29/2049	15,000,000	15,866,250

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	5,000,000	6,362,990
[d]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	8,000,000	6,560,000

			115,784,048

	ENERGY — 0.88%
	Energy Equipment & Services — 0.02%
[d,e]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	11,640,133	4,656,053
	Oil, Gas & Consumable Fuels — 0.86%
[d]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	5,802,095
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	12,057,152
	Energy Transfer Partners LP, 3.296%, 11/1/2066	13,820,000	11,747,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	15,566,000
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	7,782,000	7,295,625
[d,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,137,500
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	9,610,680
[d]	Linc Energy, 12.50%, 10/31/2017	21,300,000	5,325,000
[d]	Linc Energy, 9.625%, 10/31/2017	19,433,000	16,129,390
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	19,980,000
[d,e]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	31,685,973	22,734,686
	Oneok Partners LP, 8.625%, 3/1/2019	8,000,000	9,515,872
[d,e]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,660,000
[e]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	4,000,000	3,696,640
[b,c,f]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	3,750,000
	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	6,895,000
[d,e]	Tullow Oil plc, 6.25%, 4/15/2022	13,500,000	11,947,500

			173,506,193

	FOOD & STAPLES RETAILING — 0.12%
	Food & Staples Retailing — 0.12%
[d]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	14,132,000	24,339,239

			24,339,239

	FOOD, BEVERAGE & TOBACCO — 0.13%
	Beverages — 0.07%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	6,621,064
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	20,000,000	6,281,560
	Food Products — 0.03%
[d,e]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,887,500
	Tobacco — 0.03%
[d,e]	B.A.T. International Finance, plc, 9.50%, 11/15/2018	5,000,000	6,191,480

			24,981,604

	INSURANCE — 0.98%
	Insurance — 0.98%
[d,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,496,250
	ELM B.V. (AUD), 3.985%, 4/29/2049	8,000,000	6,008,734
	ELM B.V. (AUD), 7.635%, 12/29/2049	10,500,000	8,595,997
	Genworth Holdings, Inc., 4.90%, 8/15/2023	24,020,000	21,265,146

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	10,844,188
[d]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	16,860,000
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,603,788
[d]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	3,024,236
[d,e]	QBE Capital Funding III Ltd., 7.25%, 5/24/2041	40,000,000	44,240,560
[d,e]	Sirius International Group, 7.506%, 5/29/2049	28,590,000	29,876,550
	Transatlantic Holdings, Inc., 5.75%, 12/14/2015	8,147,000	8,301,508
[d]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	25,748,000	26,334,282
[d]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,310,400

			191,761,639

	MATERIALS — 0.36%
	Chemicals — 0.03%
[d,e]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	5,000,000	5,075,000
	Construction Materials — 0.15%
[d,e]	CEMEX Espana Luxembourg, 9.875%, 4/30/2019	1,460,000	1,597,532
[d,e]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	17,985,000	14,567,850
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	14,073,876
	Metals & Mining — 0.18%
[d,e]	Alrosa Finance S.A., 7.75%, 11/3/2020	6,000,000	6,270,000
[e]	Anglogold Holdings, 8.50%, 7/30/2020	20,000,000	22,000,000
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	7,687,000	6,514,732

			70,098,990

	MEDIA — 0.15%
	Media — 0.15%
	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	5,676,275
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	16,627,128
	WMG Holdings Corp., 13.75%, 10/1/2019	6,000,000	6,570,000

			28,873,403

	SOFTWARE & SERVICES — 0.04%
	Internet Software & Services — 0.04%
[c,d]	Yahoo!, Inc., 6.65%, 8/10/2026	7,291,323	8,275,651

			8,275,651

	TELECOMMUNICATION SERVICES — 0.87%
	Diversified Telecommunication Services — 0.83%
[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	36,791,193
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,933,750
[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	104,871,045
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	3,010,816
[d,e]	Telemar Norte Leste SA, 5.50%, 10/23/2020	9,065,000	8,305,806
	Wireless Telecommunication Services — 0.04%
[d,e]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	8,538,463

			171,451,073

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 0.04%
	Airlines — 0.04%
	American Airlines Group, Inc., 4.95%, 7/15/2024	4,876,845	5,181,648
	US Airways, 6.25%, 10/22/2024	2,225,294	2,503,456

			7,685,104

	UTILITIES — 0.54%
	Electric Utilities — 0.33%
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	7,969,039
[d]	Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016	12,000,000	3,797,883
[d,e]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	43,793,920
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	8,916,296
[d]	Great River Energy, 5.829%, 7/1/2017	764,327	796,870
	Multi-Utilities — 0.21%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	6,263,735
[d]	Enable Oklahoma Intrastate Transmission, LLC, 6.25%, 3/15/2020	2,500,000	2,763,275
	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	22,413,980
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	9,733,799

			106,448,797

	TOTAL CORPORATE BONDS (Cost $974,637,508)		1,029,515,041

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,861,830

	TOTAL MUNICIPAL BONDS (COST $2,505,437)		2,861,830

	U.S. GOVERNMENT AGENCIES — 0.04%
[d]	Agribank FCB, 9.125%, 7/15/2019	6,750,000	8,391,573

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)		8,391,573

	OTHER GOVERNMENT — 0.30%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	109,401,000	34,927,319
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	7,453,604
	KFW (BRL), 5.375%, 9/14/2015	53,000,000	16,753,359

	TOTAL OTHER GOVERNMENT (Cost $93,546,869)		59,134,282

	LOAN PARTICIPATIONS — 0.58%
	CONSUMER SERVICES — 0.16%
	Hotels, Restaurants & Leisure — 0.08%
[c]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	15,062,097	15,348,277
	Diversified Consumer Services — 0.08%
	Laureate Education, Inc., 5.00%, 6/15/2018	16,930,426	15,766,460

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	DIVERSIFIED FINANCIALS — 0.07%
	Diversified Financial Services — 0.07%
	NCP Finance LP, 11.00%, 9/25/2018	14,054,605	13,070,782
	FOOD, BEVERAGE & TOBACCO — 0.05%
	Tobacco — 0.05%
	North Atlantic Trading Co., Inc., 7.75%-8.75%, 1/13/2020	9,854,412	9,743,550
	INDUSTRIALS — 0.06%
	Construction & Engineering — 0.06%
[g]	ABG Intermediate Holdings (2), LLC, 8.00%, 5/27/2022	10,400,000	10,387,000
	MATERIALS — 0.12%
	Construction Materials — 0.01%
[e]	CEMEX S.A.B. de C.V., 4.686%, 2/14/2017	1,630,321	1,626,245
	Metals & Mining — 0.11%
[c]	Coeur Mining, Inc., 9.00%, 6/9/2020	21,725,000	21,290,500
	RETAILING — 0.00%
	Specialty Retail — 0.00%
	Rue21, Inc., 5.625%, 10/9/2020	2,761	2,521
	TRANSPORTATION — 0.06%
	Airlines — 0.06%
[c,d,e]	Synergy Aerospace Corp., 6.50%, 7/7/2015	6,183,689	6,171,322
[c,d,e]	ET Two, LLC, 10.00%, 9/30/2019	2,568,954	2,568,954
[c,d,e]	ET Three, LLC, 10.00%, 9/30/2019	2,568,954	2,568,954
	UTILITIES — 0.06%
	Electric Utilities — 0.06%
[b,f]	Texas Competitive Electric Holdings Co. LLC, 4.671%, 10/10/2015	20,669,860	11,671,030

	TOTAL LOAN PARTICIPATIONS (Cost $121,651,079)		110,215,595

	SHORT TERM INVESTMENTS — 1.69%
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $29,000,201 collateralized by 2 U.S. Government debt securities and 15 corporate debt securities, having an average coupon of 4.10%, a minimum credit rating of BBB-, maturity dates from 7/1/2015 to 5/15/2046, and having an aggregate market value of $30,759,817 at 6/30/2015	29,000,000	29,000,000
	Ingerosoll-Rand, Inc., 0.35%, 7/1/2015	93,000,000	93,000,000
	Kinder Morgan, Inc., 1.10%, 7/13/2015	30,000,000	29,989,000
	Pacific Gas & Electric Co., 0.35%, 7/1/2015	50,000,000	50,000,000
	Plains All American Pipeline LP, 0.40%, 7/1/2015	60,000,000	60,000,000
	PPL Electric Utilities Corp., 0.36%, 7/6/2015	50,000,000	49,997,500
	Wisconsin Public Service Corp., 0.25%, 7/2/2015	19,145,000	19,144,867

	TOTAL SHORT TERM INVESTMENTS (Cost $331,131,367)		331,131,367

	TOTAL INVESTMENTS — 99.19% (Cost $18,064,639,254)		$19,470,199,008

	OTHER ASSETS LESS LIABILITIES — 0.81%		162,066,793

	NET ASSETS — 100.00%		$19,632,265,801

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2014	Gross Additions	Gross Reductions	Shares/Principal June 30, 2015	Market Value June 30, 2015	Investment Income	Realized Gain (Loss)
Apollo Investment Corp.	13,590,000	9,907,568	—	23,497,568	$166,362,782	$12,436,214	$—
Dynex Capital, Inc.	5,062,000	—	—	5,062,000	38,572,440	3,745,880	—
Invesco Mortgage Capital, Inc.	8,350,000	5,029,926	612,500	12,767,426	182,829,540	15,539,405	(2,726,043)
Jasmine Broadband Internet Infrastructure Fund*	—	359,941,200	—	359,941,200	104,437,351	1,181,615	—
MFA Financial, Inc.	25,500,000	7,500,000	—	33,000,000	243,870,000	18,349,807	—
Solar Capital Ltd.	4,607,900	—	—	4,607,900	82,942,200	5,529,480	—
Washington REIT	5,721,000	—	—	5,721,000	148,459,950	5,148,900	—

Total non-controlled affiliated issuers - 4.93% of net assets					$967,474,263	$61,931,301	$(2,726,043)

*Issuer not affiliated at September 30, 2014.

b	Non-income producing.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the aggregate value of these securities in the Fund’s portfolio was $637,112,221, representing 3.25% of the Fund’s net assets.

e	Yankee Bond - denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

f	Bond in default.

g	Loan commitment of which at June 30, 2015, $10,400,000 of the $13,000,000 par commitment had been funded. At June 30, 2015, the unfunded commitment of $2,600,000 had a fair market value of $2,596,750. The unfunded loan commitment matures on December 21, 2015.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

GBP	Denominated in Great Britain Pounds

GDR	Global Depository Receipt

MFA	Mortgage Finance Authority

Mtg	Mortgage

MTN	Medium-Term Note

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SPV	Special Purpose Vehicle

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2015
Contract Description	Buy/Sell	Contract Amount	Counter Party(a)	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	Sell	69,272,627,900	SSB	09/08/2015	$62,006,130	$342,665	$—
Swedish Krona	Buy	58,593,600	BBH	08/04/2015	7,072,743	49,464	—
Swedish Krona	Buy	41,232,200	BBH	08/04/2015	4,977,075	44,315	—
Swedish Krona	Buy	41,882,800	BBH	08/04/2015	5,055,608	—	(16,976)
Swedish Krona	Sell	141,708,600	BBH	08/04/2015	17,105,426	—	(162,540)
Thailand Baht	Sell	1,763,711,900	BBH	09/08/2015	52,102,126	—	(90,568)
Australian Dollar	Sell	68,908,600	SSB	11/12/2015	52,791,919	1,432,603	—
Euro	Sell	1,903,077,300	SSB	08/25/2015	2,123,204,092	37,454,721	—
Euro	Sell	344,964,900	SSB	08/25/2015	384,866,598	3,550,080	—
Euro	Sell	174,238,200	SSB	08/25/2015	194,392,135	—	(5,634,666)
Great Britain Pound	Sell	87,661,200	SSB	10/08/2015	137,640,681	—	(3,558,492)
Great Britain Pound	Sell	411,483,900	SSB	10/08/2015	646,088,852	—	(37,748,997)
Japanese Yen	Sell	14,800,737,600	BBH	09/08/2015	121,035,429	—	(1,891,791)
Swiss Franc	Buy	125,908,000	SSB	10/07/2015	135,185,910	—	(372,493)
Swiss Franc	Sell	509,306,800	SSB	10/07/2015	546,836,603	—	(16,551,734)

						$42,873,848	$(66,028,257)

Net unrealized appreciation (depreciation)							$(23,154,409)

(a) Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2015 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2015 was $3,867,448,663. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Certain forward currency contracts were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Other forward currency contracts were entered into with Brown Brothers Harriman & Co. (“BBH”) pursuant to a written agreement with BBH. In the event of a default or termination under either the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

Because the ISDA Master Agreement and the agreement with BBH does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its outstanding forward currency contracts for the purpose of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in the financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2015 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $23,154,409 ($21,086,313 attributable to the Fund’s contracts with SSB, and $2,068,096 attributable to the Fund’s contracts with BBH). The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$18,064,639,254

Gross unrealized appreciation on a tax basis	$2,399,960,570
Gross unrealized depreciation on a tax basis	(994,400,816)

Net unrealized appreciation (depreciation) on investments (tax basis)	$1,405,597,754

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2		Level 3(b)

Assets
Investments in Securities*
Common Stock	$17,771,816,217	$17,667,378,866	$104,437,351	$
Preferred Stock(a)	94,941,405	56,560,154	38,381,251		-
Asset Backed Securities	62,191,698	-	59,374,198		2,817,500
Corporate Bonds	1,029,515,041	-	1,019,808,108		9,706,933
Municipal Bonds	2,861,830	-	2,861,830		-
U.S. Government Agencies	8,391,573	-	8,391,573		-
Other Government	59,134,282	-	59,134,282		-
Loan Participations	110,215,595	-	62,267,588		47,948,007
Short Term Investments	331,131,367	-	331,131,367		-

Total Investments in Securities	$19,470,199,008	$17,723,939,020	$1,685,787,548		$60,472,440

Other Financial Instruments**
Forward Currency Contracts	$42,873,848	$-	$42,873,848		$-
Spot Currency	$130,846	$130,846	$-		$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(66,028,257)	$-	$(66,028,257)		$-
Spot Currency	$(107,318)	$(107,318)	$-		$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2015, industry classifications for Preferred Stock in Level 2 consist of $8,656,876 in Banks, $11,185,313 in Miscellaneous, and $18,539,062 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”), unadjusted broker quotes were applied to $12,524,433 of portfolio securities characterized as Level 3 investments at June 30, 2015. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments where no unadjusted broker quotes were available at June 30, 2015:

	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$0	Terms of plan reorganization	Discount to zero for lack of marketability and company sustainability in question	(N/A) (N/A)

Loan Participations	26,657,507	Discounted cash flows	Third party vendor projection of discounted cash flows	5.00% - 11.00% (9.43%)
	21,290,500	Acquisition Cost	Trade activity	(N/A) (N/A)

Total	$47,948,007

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2015 (Unaudited)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2015 is as follows:

	Asset Backed Securities	Common Stock(b)	Corporate Bonds	Loan Participations	Total(c)
Beginning Balance 9/30/2014	$3,188,142	$–	$19,918,844	$36,848,923	$59,955,909
Accrued Discounts (Premiums)	15,605	–	72,592	–	88,197
Net Realized Gain (Loss)	67,526	–	(1,044,759)	–	(977,233)
Gross Purchases	–	–	–	43,282,061	43,282,061
Gross Sales	(479,880)	–	(9,692,458)	(32,350,342)	(42,522,680)
Net Change in Unrealized Appreciation (Depreciation)(d)	26,107	–	452,714	167,365	646,186
Transfers into Level 3(a)	–	–	–	–	–
Transfers out of Level 3(a)	–	–	–	–	–

Ending Balance 6/30/2015	$2,817,500	$–	$9,706,933	$47,948,007	$60,472,440

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2015. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Common stock valued at zero is included as a security in the Level 3 rollforward table at June 30, 2015.

(c) Level 3 investments represent 0.31% of total Net Assets at the period ended June 30, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(d) The Net Change in Unrealized Appreciation (Depreciation) attributable to securities held at June 30, 2015, which were valued using significant unobservable inputs (Level 3), was $646,186.

17

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 87.50%
	AUTOMOBILES & COMPONENTS — 1.56%
	Auto Components — 1.56%
	Delphi Automotive plc	410,335	$34,915,405

			34,915,405

	BANKS — 5.65%
	Banks — 5.65%
	Citigroup, Inc.	1,651,066	91,204,886
	ING Groep N.V.	2,126,287	35,106,959

			126,311,845

	CAPITAL GOODS — 2.54%
	Aerospace & Defense — 2.54%
	Precision Castparts Corp.	284,770	56,916,980

			56,916,980

	COMMERCIAL & PROFESSIONAL SERVICES — 1.99%
	Commercial Services & Supplies — 1.99%
	Mineral Resources Ltd.	8,751,476	44,564,538

			44,564,538

	CONSUMER DURABLES & APPAREL — 2.84%
	Household Durables — 2.84%
	Barratt Developments plc	6,584,799	63,578,411

			63,578,411

	CONSUMER SERVICES — 3.40%
	Hotels, Restaurants & Leisure — 3.40%
	Galaxy Entertainment Group Ltd.	9,435,427	37,490,715
	Paradise Co. Ltd.	1,789,369	38,580,236

			76,070,951

	DIVERSIFIED FINANCIALS — 3.27%
	Capital Markets — 1.10%
	UBS Group AG	1,156,372	24,526,292
	Consumer Finance — 2.17%
	Capital One Financial Corp.	553,320	48,675,561

			73,201,853

	ENERGY — 3.65%
	Energy Equipment & Services — 3.26%
	Helmerich & Payne, Inc.	1,035,310	72,906,530
	Oil, Gas & Consumable Fuels — 0.39%
[a]	Bankers Petroleum Ltd.	3,513,069	8,719,387

			81,625,917

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 0.64%
	Food & Staples Retailing — 0.64%
	Walgreens Boots Alliance, Inc.	169,980	14,353,111

			14,353,111

	FOOD, BEVERAGE & TOBACCO — 2.23%
	Food Products — 2.23%
	BRF SA	469,671	9,921,840
	Kraft Foods Group, Inc.	468,224	39,864,591

			49,786,431

	HEALTH CARE EQUIPMENT & SERVICES — 3.04%
	Health Care Providers & Services — 3.04%
[a]	Express Scripts Holding Company	765,587	68,091,308

			68,091,308

	INSURANCE — 2.16%
	Insurance — 2.16%
	NN Group NV	1,723,086	48,437,553

			48,437,553

	MEDIA — 5.12%
	Media — 5.12%
[a]	Numericable SAS	2,161,168	114,553,840

			114,553,840

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 12.37%
	Pharmaceuticals — 12.37%
[a]	Allergan plc	181,838	55,180,559
[b]	Concordia Healthcare Corp.	1,656,271	119,678,509
[a]	Valeant Pharmaceuticals International, Inc.	459,297	102,032,829

			276,891,897

	REAL ESTATE — 4.74%
	Real Estate Investment Trusts — 4.74%
	American Realty Capital Properties, Inc.	9,978,501	81,125,213
	Ryman Hospitality Properties, Inc.	470,375	24,981,616

			106,106,829

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.60%
	Semiconductors & Semiconductor Equipment — 1.60%
[a]	Micron Technology, Inc.	1,895,502	35,711,258

			35,711,258

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 11.98%
	Information Technology Services — 4.53%
[a,b]	InterXion Holding NV	3,668,701	101,439,583
	Internet Software & Services — 7.45%
[a]	Alibaba Group Holding Ltd. ADR	260,270	21,412,413
[a]	Google, Inc. Class A	129,126	69,733,205
[a]	Google, Inc. Class C	29,422	15,314,445
	Telecity Group plc	3,725,222	60,171,458

			268,071,104

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.48%
	Communications Equipment — 4.24%
[a]	EchoStar Corp.	1,042,709	50,759,074
	Ubiquiti Networks, Inc.	1,381,556	44,092,360
	Technology, Hardware, Storage & Peripherals — 0.24%
	Apple, Inc.	43,274	5,427,641

			100,279,075

	TELECOMMUNICATION SERVICES — 8.60%
	Diversified Telecommunication Services — 4.77%
[a]	Cellnex Telecom S.A.U.	594,050	10,050,044
[a]	Level 3 Communications, Inc.	1,836,215	96,713,444
	Wireless Telecommunication Services — 3.83%
[a]	T-Mobile US, Inc.	2,211,167	85,726,945

			192,490,433

	TRANSPORTATION — 5.64%
	Airlines — 2.61%
	American Airlines Group, Inc.	1,459,427	58,282,217
	Transportation Infrastructure — 3.03%
[a]	Aena S.A.	649,022	67,826,693

			126,108,910

	TOTAL COMMON STOCK (Cost $1,698,824,006)		1,958,067,649

	SHORT TERM INVESTMENTS — 9.92%
	Anthem, Inc., 0.30%, 7/1/2015	$50,000,000	50,000,000
	Arizona Public Service Co., 0.25%, 7/1/2015	50,000,000	50,000,000
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $29,000,201 collateralized by 3 U.S. Government debt securities and 11 corporate debt securities, having an average coupon of 3.17%, a minimum credit rating of BBB-, maturity dates from 7/1/2015 to 6/1/2045, and having an aggregate market value of $31,014,527 at 6/30/2015	29,000,000	29,000,000
	Pacific Gas & Electric Co., 0.35%, 7/1/2015	10,000,000	10,000,000

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2015 (Unaudited)

	Shares/ Principal Amount	Value
Plains All American Pipeline LP, 0.40%, 7/1/2015	30,000,000	30,000,000
Public Service Co. of Colorado, 0.35%, 7/1/2015	53,000,000	53,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $222,000,000)		222,000,000

TOTAL INVESTMENTS — 97.42% (Cost $1,920,824,006)		$2,180,067,649

OTHER ASSETS LESS LIABILITIES — 2.58%		57,643,575

NET ASSETS — 100.00%		$2,237,711,224

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2014	Gross Additions	Gross Reductions	Shares/Principal June 30, 2015	Market Value June 30, 2015	Investment Income	Realized Gain (Loss)
Concordia Healthcare Corp.*	856,041	800,230	—	1,656,271	$119,678,509	$198,718	$—
InterXion Holding NV*	1,383,087	2,285,614	—	3,668,701	101,439,583	—	—

Total non-controlled affiliated issuers - 9.88% of net assets					$221,118,092	$198,718	$—

*Issuers not affiliated at September 30, 2014.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	Sell	22,042,104,800	09/08/2015	$19,729,952	$109,034	$—
South Korean Won	Buy	1,240,690,200	09/08/2015	1,110,545	2,193	—
Australian Dollar	Sell	48,518,200	11/12/2015	37,170,526	1,008,689	—
Canadian Dollar	Sell	87,933,500	09/09/2015	70,338,247	375,018	—
Euro	Sell	151,612,200	08/11/2015	169,114,342	2,677,441	—
Euro	Sell	66,251,300	08/11/2015	73,899,363	1,313,551	—
Euro	Sell	38,672,500	08/11/2015	43,136,861	996,196	—
Euro	Buy	18,096,400	08/11/2015	20,185,452	399,717	—
Euro	Sell	26,262,400	08/11/2015	29,294,137	202,741	—
Great Britain Pound	Buy	15,815,900	10/08/2015	24,833,236	690,407	—
Great Britain Pound	Sell	22,329,900	10/08/2015	35,061,152	—	(366,271)
Great Britain Pound	Sell	52,757,100	10/08/2015	82,836,228	—	(4,839,868)
Swiss Franc	Sell	10,713,800	10/07/2015	11,503,279	—	(348,183)

Total					$7,774,987	$(5,554,322)

Net unrealized appreciation (depreciation)					$2,220,665

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2015 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2015 was $344,514,371. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2015 is $2,220,665, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,920,824,006

Gross unrealized appreciation on a tax basis	$332,750,835
Gross unrealized depreciation on a tax basis	(73,507,191)

Net unrealized appreciation (depreciation) on investments (tax basis)	$259,243,644

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2015 (Unaudited)

Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2015 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,958,067,649	$1,958,067,649	$-	$-
Short Term Investments	222,000,000	-	222,000,000	-

Total Investments in Securities	$2,180,067,649	$1,958,067,649	$222,000,000	$-

Other Financial Instruments**
Forward Currency Contracts	$7,774,987	$-	$7,774,987	$-
Spot Currency	$3,499	$3,499	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(5,554,322)	$-	$(5,554,322)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

7

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 95.54%
	AUTOMOBILES & COMPONENTS — 0.98%
	Auto Components — 0.98%
	Hankook Tire Co. Ltd.	517,200	$19,474,114

			19,474,114

	BANKS — 16.26%
	Banks — 16.26%
	Credicorp Ltd.	188,359	26,166,832
	Grupo Financiero Banorte S.A.B. de C.V.	3,741,323	20,571,028
	HDFC Bank Ltd. ADR	1,011,587	61,231,361
	ICICI Bank Ltd. ADR	3,629,811	37,822,631
	Industrial and Commercial Bank of China Ltd.	82,084,955	65,125,359
	Itau Unibanco Holding SA ADR	2,774,789	30,383,939
	PT Bank Mandiri	43,045,767	32,447,775
	Siam Commercial Bank plc	10,908,231	50,220,720

			323,969,645

	CAPITAL GOODS — 0.70%
	Industrial Conglomerates — 0.70%
	Alliance Global Group, Inc.	28,985,175	13,949,397

			13,949,397

	CONSUMER DURABLES & APPAREL — 2.14%
	Household Durables — 1.13%
	Steinhoff International Holdings Ltd.	3,566,864	22,572,157
	Textiles, Apparel & Luxury Goods — 1.01%
	Eclat Textile Co. Ltd.	1,226,973	20,121,808

			42,693,965

	CONSUMER SERVICES — 3.13%
	Hotels, Restaurants & Leisure — 3.13%
[a]	Al Tayyar Travel Group	1,221,723	32,200,501
	Bloomberry Resorts Corp.	73,824,989	14,096,987
	NagaCorp Ltd.	21,565,370	15,969,093

			62,266,581

	ENERGY — 5.91%
	Oil, Gas & Consumable Fuels — 5.91%
	BG Group plc	1,201,103	19,995,233
[b]	DNO International ASA	6,787,155	8,968,226
	NovaTek OAO-GDR Reg S	201,266	20,488,879
	Reliance Industries Ltd.	2,375,341	37,263,908
[a,b]	ROMGAZ SA GDR 144a	874,483	7,616,747
[b]	ROMGAZ SA GDR Reg S	298,306	2,598,245
	YPF S.A. ADR	760,981	20,873,709

			117,804,947

	FOOD & STAPLES RETAILING — 3.96%
	Food & Staples Retailing — 3.96%
	Clicks Group Ltd.	541,002	4,002,152

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Magnit PJSC GDR	98,439	5,479,115
	Magnit PJSC GDR	308,019	17,144,337
	Puregold Price Club, Inc.	15,633,852	12,828,843
	Wal-Mart de Mexico S.A.B. de C.V.	16,140,307	39,422,706

			78,877,153

	FOOD, BEVERAGE & TOBACCO — 6.54%
	Beverages — 1.44%
[b]	Kweichow Moutai Co., Ltd.	689,406	28,666,882
	Food Products — 3.69%
	Grupo Lala, S.A.B. de C.V.	15,159,894	31,703,879
	Ulker Biskuvi Sanayi A.S.	2,884,192	20,124,022
	Universal Robina Corp.	5,038,015	21,676,090
	Tobacco — 1.41%
	ITC Ltd.	5,662,342	28,093,859

			130,264,732

	HEALTH CARE EQUIPMENT & SERVICES — 3.16%
	Health Care Equipment & Supplies — 0.53%
	St. Shine Optical Co. Ltd.	660,160	10,505,390
	Health Care Providers & Services — 2.63%
	Life Healthcare Group Holdings Ltd.	12,077,258	37,256,247
	Qualicorp SA	2,393,250	15,171,901

			62,933,538

	HOUSEHOLD & PERSONAL PRODUCTS — 1.27%
	Household Products — 1.27%
	Colgate Palmolive Co.	386,506	25,281,357

			25,281,357

	INSURANCE — 2.80%
	Insurance — 2.80%
	AIA Group Ltd.	3,588,700	23,402,905
	BB Seguridade Participacoes S.A.	2,958,196	32,444,914

			55,847,819

	MATERIALS — 3.70%
	Chemicals — 1.08%
[a]	Yanbu National Petrochemical Co.	1,491,305	21,569,660
	Construction Materials — 1.60%
	Anhui Conch Cement Co. Ltd.	9,049,255	31,753,615
	Metals & Mining — 1.02%
	Grupo Mexico, S.A.B. de C.V.	6,755,274	20,324,919

			73,648,194

	MEDIA — 2.46%
	Media — 2.46%
	Zee Entertainment Enterprises Ltd.	8,456,066	49,052,619

			49,052,619

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.14%
	Pharmaceuticals — 1.14%
[b,c]	China Animal Healthcare Ltd.	36,512,418	12,246,878
	China Medical System Holdings Ltd.	7,471,964	10,391,183

			22,638,061

	REAL ESTATE — 1.05%
	Real Estate Management & Development — 1.05%
	Emaar Properties PJSC	9,745,645	20,908,732

			20,908,732

	RETAILING — 3.08%
	Internet & Catalog Retail — 1.23%
[b]	Vipshop Holdings Ltd. ADR	1,103,007	24,541,906
	Multiline Retail — 1.85%
	Matahari Department Store Tbk	17,322,130	21,502,438
	Robinsons Retail Holdings, Inc.	9,217,469	15,219,351

			61,263,695

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.84%
	Semiconductors & Semiconductor Equipment — 4.84%
	Hermes Microvision, Inc.	217,199	14,149,313
	Sk Hynix, Inc.	1,151,417	43,663,938
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,702,369	38,660,800

			96,474,051

	SOFTWARE & SERVICES — 14.46%
	Information Technology Services — 1.56%
	Visa, Inc.	464,158	31,168,210
	Internet Software & Services — 12.05%
[b]	Alibaba Group Holding Ltd. ADR	550,709	45,306,829
[b]	Baidu, Inc. ADR	277,335	55,211,852
[b]	Facebook, Inc.	465,869	39,955,255
	Just Dial Ltd.	701,588	13,939,765
	NAVER Corp.	30,896	17,560,683
	Tencent Holdings Ltd.	2,987,412	59,659,213
[b]	Yandex NV	545,785	8,306,848
	Software — 0.85%
	Linx S.A.	1,080,184	16,864,086

			287,972,741

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.72%
	Electronic Equipment, Instruments & Components — 1.63%
	Largan Precision Co. Ltd.	284,331	32,483,650
	Technology, Hardware, Storage & Peripherals — 1.09%
[b]	Legend Holdings Corp.	3,882,850	21,614,384

			54,098,034

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

	Shares/ Principal Amount	Value
TELECOMMUNICATION SERVICES — 7.48%
Diversified Telecommunication Services — 3.36%
China Telecom Corp. Ltd.	50,069,263	29,389,625
Jasmine Broadband Internet Infrastructure Fund	60,715,067	17,616,546
Telenor ASA	909,470	19,928,314
Wireless Telecommunication Services — 4.12%
Bharti Infratel Ltd.	3,732,250	26,303,923
China Mobile Ltd.	4,354,199	55,834,946

		149,073,354

TRANSPORTATION — 5.26%
Airlines — 1.15%
Copa Holdings SA	277,084	22,884,367
Road & Rail — 1.62%
Kansas City Southern	354,558	32,335,690
Transportation Infrastructure — 2.49%
Airports of Thailand Public Company Ltd.	3,319,175	29,776,318
Shanghai International Air Co. Ltd.	3,884,197	19,875,112

		104,871,487

UTILITIES — 2.50%
Electric Utilities — 2.50%
Equatorial Energia SA	2,087,881	23,618,017
Korea Electric Power Corp.	636,740	26,144,329

		49,762,346

TOTAL COMMON STOCK (Cost $1,750,161,381)		1,903,126,562

SHORT TERM INVESTMENTS — 2.96%
Avery Dennison Corp., 0.35%, 7/1/2015	$30,000,000	30,000,000
Bank of New York Tri-Party Repurchase Agreement 0.25% dated 6/30/2015 due 7/1/2015, repurchase price $29,000,201 collateralized by 4 U.S. Government debt securities and 12 corporate debt securities, having an average coupon of 4.23%, a minimum credit rating of BBB-, maturity dates from 7/1/2015 to 6/1/2045, and having an aggregate market value of $30,500,690 at 6/30/2015	29,000,000	29,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $59,000,000)		59,000,000

TOTAL INVESTMENTS — 98.50% (Cost $1,809,161,381)		$1,962,126,562

OTHER ASSETS LESS LIABILITIES — 1.50%		29,935,032

NET ASSETS — 100.00%		$1,992,061,594

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the aggregate value of these securities in the Fund’s portfolio was $61,386,908, representing 3.08% of the Fund’s net assets.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

b	Non-income producing.

c	Securities currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

GDR	Global Depository Receipt

	Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	Sell	58,808,711,000	09/14/2015	$52,633,252	$72,171	$—
Euro	Sell	51,947,400	07/13/2015	57,922,159	3,436,551	—
Euro	Buy	4,191,200	07/13/2015	4,673,253	199,445	—
Euro	Buy	3,561,600	07/13/2015	3,971,239	134,898	—
Euro	Buy	1,825,400	07/13/2015	2,035,349	40,569	—
Euro	Buy	2,849,400	07/13/2015	3,177,125	16,856	—
Euro	Buy	2,160,800	07/13/2015	2,409,326	—	(1,520)
Euro	Buy	1,442,700	07/13/2015	1,608,633	—	(8,143)
Euro	Buy	2,448,200	07/13/2015	2,729,781	—	(21,237)
Euro	Buy	5,424,100	07/13/2015	6,047,956	—	(90,243)
Euro	Buy	8,294,200	07/13/2015	9,248,162	—	(187,320)
Euro	Buy	10,494,100	07/13/2015	11,701,085	—	(220,968)
South African Rand	Buy	6,572,490	07/06/2015	539,868	1,885	—

Total					$3,902,375	$(529,431)

Net unrealized appreciation (depreciation)					$3,372,944

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2015 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2015 was $99,541,662. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2015 is $3,372,944, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At June 30, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,809,161,381

Gross unrealized appreciation on a tax basis	$265,245,359
Gross unrealized depreciation on a tax basis	(112,280,178)

Net unrealized appreciation (depreciation) on investments (tax basis)	$152,965,181

Valuation Policy and Procedures: The Trustees of Thornburg Investment Trust (the “Trust”) have appointed Thornburg Investment Management, Inc. (“Thornburg”), the Trust’s advisor, to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. Thornburg acts through its Valuation and Pricing Committee (the “Committee”) and other employees of Thornburg. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee of the Trustees. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee of the Trustees. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2015
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities*
Common Stock	$1,903,126,562	$1,797,896,231	$105,230,331	$12,246,878
Short Term Investments	59,000,000	-	59,000,000	-

Total Investments in Securities	$1,962,126,562	$1,797,896,231	$164,230,331	$12,246,878

Other Financial Instruments**
Forward Currency Contracts	$3,902,375	$-	$3,902,375	$-
Spot Currency	$190	$190	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(529,431)	$-	$(529,431)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”), unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2015. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments where no unadjusted broker quotes were available at June 30, 2015:

	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$12,246,878	Illiquidity Discount	Discount for lack of marketability given market trading halted for security.	(N/A) (N/A)

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2015 is as follows:

	Common Stock	Total(b)
Beginning Balance 9/30/2014	$–	$–
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	(1,437,797)	(1,437,797)
Gross Purchases	4,856,455	4,856,455
Gross Sales	(5,678,608)	(5,678,608)
Net Change in Unrealized Appreciation (Depreciation)(c)	(16,050,770)	(16,050,770)
Transfers into Level 3(a)	30,557,599	30,557,599
Transfers out of Level 3(a)	–	–

Ending Balance 6/30/2015	$12,246,879	$12,246,879

(a) Transfers into or out of Level 3 were out of or into Level 1, and were due to changes in other significant observable inputs available during the period ended June 30, 2015. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2015 (Unaudited)

(b) Level 3 investments represent 0.61% of total Net Assets at the period ended June 30, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(c) The Net Change in Unrealized Appreciation (Depreciation) attributable to securities held at June 30, 2015, which were valued using significant unobservable inputs (Level 3) was $(16,050,770).

9

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 12, 2015

By:	/s/ Jason H. Brady

Jason H. Brady

Treasurer and principal financial officer

Date: August 12, 2015